UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2010 through August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2010 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

CONTENTS

CEO’s Letter	1
Fund Facts:
JPMorgan Prime Money Market Fund	2
JPMorgan Liquid Assets Money Market Fund	3
JPMorgan U.S. Government Money Market Fund	4
JPMorgan U.S. Treasury Plus Money Market Fund	5
JPMorgan Federal Money Market Fund	6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7
JPMorgan Tax Free Money Market Fund	8
JPMorgan Municipal Money Market Fund	9
Schedules of Portfolio Investments	10
Financial Statements	70
Financial Highlights	92
Notes to Financial Statements	126
Schedule of Shareholder Expenses	135
Board Approval of Investment Advisory Agreements	140

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   1

JPMorgan Prime Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$138.3 Billion
Weighted Average Maturityˆ	43 days
Weighted Average Lifeˆˆ	60 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	20.9%
2–7 days	9.9
8–30 days	24.8
31–60 days	27.2
61–90 days	7.3
91–180 days	6.8
181+ days	3.1

7-DAY SEC YIELD (1)

Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.12
Capital Shares	0.20
Cash Management Shares	0.01
Direct Shares	0.08
Eagle Shares	0.01
Institutional Class Shares	0.17
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.78)%, (0.78)%, 0.07%, 0.17%, (0.58)%, 0.07%, (0.33)%, 0.12%, (0.13)%, (0.13)%, (0.08)%, (0.33)% and (0.68)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Liquid Assets Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$9.9 Billion
Weighted Average Maturityˆ	41 days
Weighted Average Lifeˆˆ	55 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	26.5%
2–7 days	8.8
8–30 days	23.0
31–60 days	24.4
61–90 days	9.2
91–180 days	4.5
181+ days	3.6

7-DAY SEC YIELD (1)

Class B Shares	0.01%
Class C Shares	0.01
Agency Shares	0.14
Capital Shares	0.22
E*Trade	0.05
Institutional Class Shares	0.19
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.78)%, (0.78)%, 0.08%, 0.18%, (0.68)%, 0.13%, (0.13)%, (0.23)%, (0.08)%, (0.33)% and (0.68)% for Class B Shares, Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   3

JPMorgan U.S. Government Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$74.7 Billion
Weighted Average Maturityˆ	54 days
Weighted Average Lifeˆˆ	95 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Approved

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Approved status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	27.4%
2–7 days	11.1
8–30 days	13.1
31–60 days	17.0
61–90 days	8.8
91–180 days	15.5
181+ days	7.1

7-DAY SEC YIELD (1)

Agency Shares	0.01%
Capital Shares	0.09
Direct Shares	0.00
Institutional Class Shares	0.06
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.04)%, 0.06%, (0.04)%, 0.01%, (0.24)%, (0.34)%, (0.19)%, (0.44)% and (0.79)% for Agency Shares, Capital Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities

Suggested investment time frame	Short-term
Share classes offered	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$14.5 Billion
Weighted Average Maturityˆ	48 days
Weighted Average Lifeˆˆ	48 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Approved

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Approved status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	45.1%
2–7 days	7.5
8–30 days	7.6
31–60 days	14.4
61–90 days	2.8
91–180 days	21.1
181+ days	1.5

7-DAY SEC YIELD (1)

Class B Shares	0.00%
Class C Shares	0.00
Agency Shares	0.00
Direct Shares	0.00
Institutional Class Shares	0.01
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.94)%, (0.94)%, (0.09)%, (0.09)%, (0.04)%, (0.29)%, (0.39)%, (0.24)%, (0.49)% and (0.84)% for Class B Shares, Class C Shares, Agency Shares, Direct Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   5

JPMorgan Federal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2010	$9.6 Billion
Weighted Average Maturityˆ	46 days
Weighted Average Lifeˆˆ	87 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	15.0%
2–7 days	10.6
8–30 days	31.8
31–60 days	24.7
61–90 days	5.4
91–180 days	7.9
181+ days	4.6

7-DAY SEC YIELD (1)

Agency Shares	0.00%
Institutional Class Shares	0.04
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.06)%, (0.01)%, (0.36)%, (0.21)% and (0.46)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$18.8 Billion
Weighted Average Maturityˆ	50 days
Weighted Average Lifeˆˆ	50 days
S&P rating*	AAAm-G
Moody’s rating*	Aaa
NAIC rating*	Approved

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities. The National Association of Insurance Commissioners’ (NAIC’s) Approved status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	6.2
8–30 days	37.3
31–60 days	24.2
61–90 days	21.2
91–180 days	9.7
181+ days	1.4

7-DAY SEC YIELD (1)

Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.14)%, (0.04)%, (0.09)%, (0.44)%, (0.29)%, (0.54)% and (0.89)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   7

JPMorgan Tax Free Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of 8/31/2010	$23.7 Billion
Weighted Average Maturityˆ	28 days
Weighted Average Lifeˆˆ	28 days
S&P rating**	AAAm
Moody’s rating**	Aaa
NAIC rating**	Class 1

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE***

1 day	14.3%
2–7 days	74.5
8–30 days	1.3
31–60 days	1.0
61–90 days	1.1
91–180 days	1.8
181+ days	6.0

7-DAY SEC YIELD (1)

Agency Shares	0.08%
Direct Shares	0.04
Eagle Shares	0.03
Institutional Class Shares	0.13
Morgan Shares	0.03
Premier Shares	0.03
Reserve Shares	0.03

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

***	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Agency Shares, Direct Shares, Eagle Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.03%, 0.03%, (0.37)%, 0.08%, (0.27)%, (0.12)% and (0.37)% for Agency Shares, Direct Shares, Eagle Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Municipal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of 8/31/2010	$3.5 Billion
Weighted Average Maturityˆ	40 days
Weighted Average Lifeˆˆ	40 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	11.8%
2–7 days	68.9
8–30 days	1.8
31–60 days	3.8
61–90 days	1.4
91–180 days	2.2
181+ days	10.1

7-DAY SEC YIELD (1)

Agency Shares	0.14%
E*Trade	0.02
Institutional Class Shares	0.19
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	Percentages indicated are based upon total investments as of August 31, 2010.

(1)	The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.08%, (0.67)%, 0.13%, (0.22)%, (0.07)%, (0.32)% and (0.67)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.
An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 46.5%
	Abbey National Treasury Services plc,
500,000	0.345%, 10/08/10	500,000
861,000	0.400%, 09/24/10	861,000
	Banco Bilbao Vizcaya Argentaria S.A.,
114,000	0.294%, 09/24/10	114,000
300,000	0.335%, 10/07/10	300,000
172,000	0.350%, 09/13/10	172,000
417,000	0.355%, 09/20/10	417,001
	Bank of Montreal,
125,000	0.240%, 09/13/10	125,000
100,000	0.400%, 10/22/10	100,001
780,500	Bank of Nova Scotia, 0.300%, 09/03/10	780,500
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
75,000	0.400%, 02/22/11	75,000
137,470	0.410%, 02/16/11	137,470
661,000	0.450%, 02/16/11	661,000
241,000	0.500%, 10/13/10	241,000
241,000	0.500%, 10/14/10	241,000
245,000	0.510%, 10/12/10	245,000
285,000	0.520%, 10/12/10	285,000
283,000	0.530%, 02/04/11	283,000
	Barclays Bank plc,
717,000	0.380%, 11/01/10	717,000
343,404	0.480%, 10/18/10	343,404
575,000	0.500%, 10/08/10	575,000
530,000	0.500%, 10/12/10	530,000
	BNP Paribas,
861,000	0.320%, 09/02/10	861,000
500,000	0.355%, 03/22/11	500,000
94,500	0.480%, 10/21/10	94,500
752,500	0.515%, 10/15/10	752,500
900,000	0.520%, 10/19/10	900,012
229,000	0.530%, 10/15/10	229,000
593,000	0.580%, 02/07/11	593,000
600,000	0.600%, 10/14/10	600,000
360,000	0.608%, 03/22/11	360,000
700,000	0.615%, 09/24/10	700,000
	BPCE S.A.,
475,000	0.510%, 11/05/10	475,009
242,000	0.550%, 10/29/10	242,004
500,000	0.660%, 10/12/10	500,006
250,000	0.670%, 10/08/10	250,002
550,000	0.680%, 09/24/10	550,003
250,000	0.680%, 09/27/10	250,002
	Caisse des Depots et Consignation,
704,000	0.340%, 09/03/10	704,000
300,000	0.400%, 11/02/10	300,005
547,000	0.490%, 10/18/10	547,007
400,000	0.500%, 10/12/10	400,005
	Clydesdale Bank plc,
125,000	0.340%, 09/23/10	125,001
175,000	0.460%, 09/09/10	175,000
	Credit Agricole S.A.,
333,000	0.300%, 11/01/10	333,000
468,000	0.350%, 09/15/10	468,000
535,000	0.360%, 11/12/10	535,000
314,900	0.366%, 10/12/10	314,900
310,000	0.380%, 09/23/10	310,000
70,000	0.400%, 09/24/10	70,000
1,000,000	0.400%, 09/27/10	1,000,000
545,000	0.600%, 10/14/10	545,000
	Credit Industriel et Commercial,
112,000	0.490%, 10/29/10	112,000
500,000	0.540%, 10/22/10	500,000
275,000	0.550%, 10/19/10	275,000
372,500	0.670%, 10/07/10	372,500
946,000	0.680%, 09/24/10	946,003
696,200	0.710%, 09/28/10	696,203
399,000	0.720%, 09/27/10	399,000
541,000	Danske Bank, 0.275%, 10/05/10	541,003
	Deutsche Bank AG,
1,000,000	0.390%, 10/20/10	1,000,000
598,000	0.450%, 10/12/10	598,000
1,112,800	0.520%, 09/20/10	1,112,800
	DnB NOR Bank ASA,
547,000	0.340%, 10/26/10	547,004
500,000	0.510%, 09/22/10	500,002
	DZ Bank AG,
320,000	0.330%, 10/04/10	320,000
444,000	0.375%, 09/24/10	444,002
477,000	0.400%, 09/22/10	477,001
542,000	0.540%, 09/09/10	542,001
	HSBC Bank plc,
700,000	0.315%, 09/08/10	700,000
215,000	0.510%, 08/23/11	215,000
750,000	0.530%, 08/22/11	750,000
600,000	0.570%, 08/19/11	600,029
73,000	0.580%, 08/16/11	73,000
580,000	0.590%, 08/16/11	580,028

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — Continued
	ING Bank N.V.,
1,190,000	0.550%, 09/13/10	1,190,000
836,000	0.550%, 09/17/10	836,000
557,000	0.550%, 09/20/10	557,000
529,000	0.550%, 10/08/10	529,000
477,000	0.560%, 09/24/10	477,000
	Intesa Sanpaolo S.p.A.,
201,000	0.340%, 10/19/10	201,000
581,000	0.455%, 10/08/10	581,000
	Lloyds TSB Bank plc,
695,000	0.520%, 10/14/10	695,000
366,000	0.520%, 10/15/10	366,004
528,000	0.540%, 10/08/10	528,000
390,500	0.550%, 09/24/10	390,500
	Mitsubishi UFJ Trust & Banking Corp.,
200,000	0.280%, 09/13/10	200,000
45,000	0.290%, 12/02/10	45,000
125,000	0.345%, 11/08/10	125,001
50,000	0.350%, 10/26/10	50,000
200,000	0.380%, 11/09/10	199,855
100,000	0.390%, 10/25/10	100,000
100,000	0.400%, 10/21/10	100,000
115,000	0.410%, 02/14/11	115,000
45,000	0.420%, 10/18/10	45,000
250,000	0.430%, 11/02/10	250,000
70,000	0.450%, 10/15/10	70,000
105,000	0.475%, 10/29/10	105,000
100,000	0.500%, 10/13/10	100,000
100,000	0.500%, 10/14/10	100,000
	Mizuho Corporate Bank Ltd.,
200,000	0.340%, 11/01/10	200,000
271,000	0.380%, 10/22/10	271,000
542,350	0.400%, 10/15/10	542,350
618,000	0.520%, 09/17/10	618,000
100,000	0.530%, 09/10/10	100,000
100,000	0.540%, 09/07/10	100,000
444,575	0.540%, 09/09/10	444,575
	National Australia Bank Ltd.,
415,000	0.340%, 11/05/10	415,000
300,000	0.343%, 11/05/10	300,001
560,000	0.350%, 02/28/11	560,014
274,000	Nederlandse Waterschapsbank N.V., 0.515%, 01/31/11	273,406
	Nordea Bank Finland plc,
300,000	0.365%, 02/17/11	300,000
120,300	0.420%, 10/29/10	120,306
500,000	0.510%, 09/07/10	500,000
	Norinchukin Bank-New York,
194,000	0.410%, 11/05/10	194,000
191,000	0.480%, 10/26/10	191,000
186,000	0.480%, 10/27/10	186,000
468,000	0.500%, 10/22/10	468,000
380,000	0.530%, 10/18/10	380,000
256,600	0.570%, 09/27/10	256,600
	Rabobank Nederland N.V.,
324,000	0.264%, 09/22/10	324,000
250,000	0.264%, 09/24/10	250,000
111,000	0.276%, 10/15/10	110,997
565,000	0.315%, 11/18/10	564,615
536,000	0.324%, 08/30/11	536,000
1,047,880	0.370%, 10/19/10	1,047,880
200,000	0.390%, 02/09/11	199,991
52,000	0.445%, 02/07/11	51,898
325,000	0.475%, 08/19/11	325,000
594,220	0.500%, 08/17/11	594,220
	Royal Bank of Scotland plc,
957,000	0.280%, 10/22/10	957,003
814,000	0.320%, 10/14/10	814,000
	Shizuoka Bank,
22,000	0.280%, 09/13/10	22,000
50,000	0.300%, 09/07/10	50,000
50,000	0.300%, 09/08/10	50,000
100,000	0.500%, 10/25/10	100,000
50,000	0.530%, 10/22/10	50,000
	Societe Generale,
186,000	0.420%, 11/04/10	186,000
194,500	0.420%, 11/05/10	194,500
250,000	0.450%, 10/28/10	250,000
143,000	0.450%, 10/29/10	143,000
517,000	0.470%, 10/22/10	517,000
300,000	0.490%, 10/22/10	300,000
300,000	0.550%, 10/15/10	300,000
254,000	0.600%, 10/08/10	254,000
315,000	State Street Bank & Trust Co., 0.320%, 09/07/10	315,002
	Sumitomo Mitsui Banking Corp.,
100,000	0.320%, 09/13/10	100,000
184,000	0.420%, 10/20/10	184,000
274,000	0.450%, 10/19/10	274,000
433,000	0.460%, 10/18/10	433,000
400,000	0.500%, 10/12/10	400,000
400,000	0.500%, 10/13/10	400,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — Continued
17,000	0.500%, 10/14/10	17,000
100,000	0.525%, 09/16/10	100,000
430,000	0.540%, 09/09/10	430,000
400,000	0.540%, 09/10/10	400,000
410,000	0.540%, 09/13/10	410,000
277,870	Sumitomo Trust & Banking Co. Ltd. (The), 0.550%, 09/10/10	277,870
	Svenska Handelsbanken, Inc.,
557,250	0.273%, 11/23/10	557,253
232,050	0.380%, 10/29/10	232,050
300,000	0.390%, 10/29/10	300,005
	UBS AG,
321,000	0.490%, 10/08/10	321,000
800,000	0.505%, 10/08/10	800,000
	UniCredito Italiano S.p.A.,
810,473	0.460%, 09/13/10	810,473
940,000	0.480%, 09/10/10	940,000
300,000	0.500%, 09/09/10	300,000
	Total Certificates of Deposit (Cost $64,257,277)	64,257,277
Commercial Paper — 18.4% (n)
	Antalis U.S. Funding Corp.,
40,000	0.330%, 09/17/10 (e)	39,994
25,000	0.350%, 10/22/10 (e)	24,988
39,870	0.400%, 11/09/10 (e)	39,839
	ANZ National International Ltd.,
30,000	0.320%, 11/18/10 (e) (m)	29,979
195,500	0.320%, 11/22/10 (e) (m)	195,358
79,500	0.390%, 11/01/10 (e) (m)	79,448
233,000	0.390%, 11/08/10 (e) (m)	232,828
150,000	0.561%, 09/07/10 (e) (m)	149,986
	ASB Finance Ltd.,
72,800	0.390%, 10/18/10 (e)	72,763
104,750	0.391%, 09/27/10 (e)	104,720
65,000	0.431%, 11/05/10 (e)	64,950
	Aspen Funding Corp.,
100,026	0.260%, 09/17/10 (e)	100,014
125,000	0.380%, 11/01/10 (e)	124,920
326,900	Atlantic Asset Securitization LLC, 0.230%, 09/01/10 (e)	326,900
	Atlantis One Funding Corp.,
241,200	0.361%, 02/16/11 (e)	240,795
526,000	0.380%, 10/15/10 (e)	525,756
	Banco Bilbao Vizcaya Argentaria S.A.,
100,000	0.330%, 09/03/10 (e)	99,998
842,000	0.344%, 09/20/10 (e)	841,847
52,990	Bank of America Corp., 0.200%, 09/01/10	52,990
	Banque et Caisse d’Epargne de L’Etat,
170,000	0.320%, 11/02/10	169,906
45,000	0.320%, 11/05/10	44,974
	Barclays U.S. Funding Corp.,
23,717	0.375%, 11/01/10	23,702
296,000	0.430%, 10/29/10	295,795
385,900	0.500%, 10/12/10	385,680
	Barton Capital Corp.,
80,000	0.400%, 10/15/10 (e)	79,961
59,057	0.430%, 09/20/10 (e)	59,044
	Belmont Funding LLC,
100,000	0.480%, 09/01/10 (e)	100,000
80,000	0.480%, 09/14/10 (e)	79,986
40,000	0.500%, 09/24/10 (e)	39,987
	BNP Paribas,
200,000	0.481%, 10/21/10	199,867
10,000	0.582%, 02/07/11	9,974
	BNZ International Funding Ltd.,
179,250	0.386%, 09/27/10 (e)	179,200
137,000	0.401%, 10/04/10 (e)	136,950
90,000	0.421%, 10/15/10 (e)	89,954
245,000	0.421%, 10/22/10 (e)	244,854
150,000	0.551%, 09/09/10 (e)	149,982
	BPCE S.A.,
474,000	0.541%, 10/21/10 (e)	473,645
54,000	0.541%, 10/26/10 (e)	53,955
135,000	0.619%, 10/13/10 (e)	134,903
	Cancara Asset Securitisation LLC,
70,000	0.260%, 09/14/10 (e)	69,993
125,000	0.260%, 09/20/10 (e)	124,983
49,000	0.270%, 09/16/10 (e)	48,995
280,000	0.300%, 10/21/10 (e)	279,883
630,000	0.468%, 09/09/10 (e)	629,935
125,000	Citigroup Funding, Inc., 0.270%, 09/09/10	124,993
	DnB NOR Bank ASA,
863,500	0.130%, 12/03/10 (e)	862,931
490,000	0.501%, 09/14/10 (e)	489,912
251,500	0.521%, 09/13/10 (e)	251,456
	Ebbets Funding LLC,
200,000	0.480%, 09/03/10 (e)	199,994
200,000	0.500%, 09/27/10 (e)	199,928
150,000	Edison Asset Securitization LLC, 0.501%, 09/07/10 (e)	149,988
200,000	Eksportfinans ASA, 0.310%, 11/03/10 (e)	199,892

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — Continued
100,000	ENI Coordination Center S.A., 0.360%, 11/05/10 (e)	99,935
50,000	ENI Finance USA, Inc., 0.390%, 10/26/10 (e)	49,970
143,596	Erste Finance Delaware LLC, 0.300%, 09/07/10 (e)	143,589
80,000	Gemini Securitization Corp. LLC, 0.400%, 10/29/10 (e)	79,948
	General Electric Capital Corp.,
150,000	0.400%, 09/29/10	149,953
175,000	0.461%, 09/14/10	174,971
	General Electric Capital Services, Inc.,
175,000	0.250%, 11/29/10	174,892
150,000	0.270%, 11/19/10	149,911
50,000	General Electric Credit Capital Services, 0.400%, 09/29/10	49,984
195,000	Grampian Funding LLC, 0.280%, 09/07/10 (e)	194,991
	Intesa Funding LLC,
270,000	0.380%, 10/12/10	269,883
764,000	0.410%, 10/07/10	763,687
100,000	0.410%, 10/13/10	99,952
	Kreditanstalt fur Wiederaufbau,
30,000	0.300%, 02/18/11 (e)	29,958
50,000	0.331%, 02/09/11 (e)	49,926
150,000	0.340%, 11/29/10 (e)	149,874
200,000	0.351%, 02/17/11 (e)	199,671
180,000	0.431%, 02/04/11 (e)	179,665
	Liberty Street Funding Corp.,
105,000	0.260%, 09/01/10 (e)	105,000
50,000	0.320%, 11/04/10 (e)	49,972
208,000	Lloyds TSB Bank plc, 0.511%, 10/14/10	207,873
70,000	Manhattan Asset Funding Co. LLC, 0.260%, 09/09/10 (e)	69,996
	MetLife Short Term Funding LLC,
106,000	0.330%, 11/15/10 (e)	105,927
98,500	0.330%, 11/18/10 (e)	98,430
82,500	0.360%, 10/18/10 (e)	82,461
25,000	0.461%, 09/17/10 (e)	24,995
28,000	0.481%, 10/21/10 (e)	27,981
187,000	Mont Blanc Capital Corp., 0.531%, 09/09/10 (e)	186,978
	Nordea North America, Inc.,
184,050	0.361%, 02/07/11	183,757
142,000	0.361%, 02/09/11	141,772
125,000	0.371%, 02/22/11	124,776
	NRW Bank Corp.,
500,000	0.310%, 09/09/10	499,965
335,500	0.310%, 09/10/10	335,474
74,500	0.401%, 02/24/11	74,354
500,000	0.401%, 02/25/11	499,017
50,000	0.411%, 02/18/11	49,903
380,000	0.421%, 10/06/10	379,845
404,000	0.431%, 02/04/11	403,247
414,000	0.431%, 02/07/11	413,214
273,000	0.471%, 10/14/10	272,847
76,000	0.541%, 09/07/10	75,993
250,000	Rabobank USA Financial Corp., 0.361%, 02/17/11	249,578
200,000	RBS Holdings USA, Inc., 0.250%, 09/01/10 (e)	200,000
229,403	Regency Markets No. 1 LLC, 0.260%, 09/20/10 (e)	229,372
50,000	Rheingold Securitisation Ltd., 0.601%, 10/14/10 (e)	49,964
	Rhein-Main Securitisation Ltd.,
48,000	0.510%, 09/15/10 (e)	47,991
50,088	0.601%, 10/15/10 (e)	50,051
65,000	0.651%, 09/17/10 (e)	64,981
	Royal Park Investments Funding Corp.,
36,000	0.440%, 10/19/10 (e)	35,979
164,045	0.471%, 10/15/10 (e)	163,951
56,000	0.531%, 10/12/10 (e)	55,966
46,000	0.531%, 10/13/10	45,972
188,000	0.541%, 10/08/10	187,895
	Scaldis Capital LLC,
150,000	0.270%, 09/13/10 (e)	149,986
327,000	0.270%, 09/16/10 (e)	326,963
200,000	0.270%, 09/20/10 (e)	199,972
186,000	0.270%, 09/22/10 (e)	185,971
200,000	0.270%, 09/24/10 (e)	199,965
161,000	Societe de Prise de Participation de l’Etat, 0.250%, 11/30/10 (e)	160,899
	Societe Generale North America, Inc.,
202,300	0.491%, 10/22/10	202,160
55,800	0.531%, 10/18/10	55,761
270,000	0.601%, 10/08/10	269,833
890,000	0.636%, 09/24/10	889,639
900	Starbird Funding Corp., 0.230%, 09/01/10 (e)	900
	Sumitomo Mitsui Banking Corp.,
173,600	0.440%, 10/15/10 (e)	173,506
150,000	0.501%, 10/08/10 (e)	149,923
84,040	0.541%, 09/09/10 (e)	84,030
30,000	0.541%, 09/10/10 (e)	29,996
	Surrey Funding Corp.,
52,000	0.310%, 09/27/10 (e)	51,989
50,000	0.370%, 10/21/10 (e)	49,974

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — Continued
60,800	0.380%, 09/08/10 (e)	60,795
28,000	0.380%, 10/13/10 (e)	27,988
34,500	0.380%, 10/14/10 (e)	34,484
95,000	0.380%, 10/19/10 (e)	94,952
50,000	0.430%, 10/07/10 (e)	49,978
50,000	0.430%, 10/12/10 (e)	49,976
	Thames Asset Global Securitization No. 1, Inc.,
222,599	0.250%, 09/20/10 (e)	222,570
83,663	0.250%, 10/12/10 (e)	83,639
67,439	0.290%, 10/18/10 (e)	67,413
166,082	0.436%, 09/15/10 (e)	166,054
	Toyota Credit Canada, Inc.,
50,000	0.400%, 10/25/10	49,970
50,000	0.440%, 10/22/10	49,969
	Toyota Motor Credit Corp.,
53,812	0.350%, 10/27/10	53,783
74,000	0.430%, 10/20/10	73,956
	UBS Finance Delaware LLC,
1,000,000	0.365%, 09/02/10	999,990
1,000,000	0.491%, 10/08/10	999,496
	Versailles Commercial Paper LLC,
59,698	0.330%, 10/15/10 (e)	59,674
85,000	0.450%, 10/06/10 (e)	84,963
	Westpac Securities NZ Ltd.,
132,200	0.300%, 09/03/10 (e)	132,198
94,500	0.380%, 10/06/10 (e)	94,465
95,000	Windmill Funding Corp., 0.230%, 09/01/10 (e)	95,000
	Total Commercial Paper (Cost $25,472,292)	25,472,292
Corporate Notes — 0.8%
	Financials — 0.4%
	Commercial Banks — 0.2%
88,000	Kreditanstalt fur Wiederaufbau, 3.750%, 06/27/11	90,377
198,000	Rabobank Nederland N.V., VAR, 0.446%, 11/16/10 (e)	198,000
		288,377
	FDIC Guaranteed Securities (˜) — 0.2%
307,000	Citibank N.A., VAR, 0.583%, 09/30/10	307,000
	Total Financials	595,377
	Supranational — 0.4%
479,070	International Bank for Reconstruction & Development, VAR, 0.329%, 07/13/11	479,070
	Total Corporate Notes (Cost $1,074,447)	1,074,447
Discount Notes — 0.5% (n)
	Supranational — 0.5%
	World Bank
500,000	0.200%, 09/08/10	499,981
145,000	0.240%, 12/30/10	144,884
	Total Discount Notes (Cost $644,865)	644,865
Repurchase Agreements — 12.6%
500,000	Bank of America Securities LLC, 0.250%, dated 08/31/10, due 09/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $512,903	500,000
2,000,000	Barclays Capital, Inc., 0.220%, dated 08/27/10, due 09/03/10, repurchase price $2,000,086, collateralized by U.S. Government Agency Securities with a value of $2,049,753	2,000,000
5,000,000	Barclays Capital, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $5,000,035, collateralized by U.S. Government Agency and U.S. Treasury Securities with a value of $5,100,000	5,000,000
3,000,000	Barclays Capital, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $3,000,021, collateralized by U.S. Government Agency Securities with a value of $3,060,000	3,000,000
100,000	Citigroup, Inc., 0.580%, dated 08/31/10, due 09/01/10, repurchase price $100,002, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
500,000	Credit Suisse First Boston USA, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,003	500,000
189,607	Deutsche Bank Securities, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $189,608, collateralized by U.S. Treasury Securities with a value of $193,399	189,607
2,000,000	Deutsche Bank Securities, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $2,000,014, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
390,759	Deutsche Bank Securities, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $390,762, collateralized by U.S. Government Agency Securities with a value of $398,574	390,759

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — Continued
2,000,000	Goldman Sachs & Co., 0.230%, dated 08/31/10, due 09/07/10, repurchase price $2,000,089, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
1,000,000	Morgan Stanley & Co., Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $1,000,007, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
500,000	RBS Securities, Inc., 0.260%, dated 08/31/10, due 09/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,001	500,000
200,000	RBS Securities, Inc., 0.330%, dated 08/31/10, due 09/01/10, repurchase price $200,002, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $204,869	200,000
	Total Repurchase Agreements (Cost $17,380,366)	17,380,366
Time Deposits — 12.9%
566,320	Branch Banking & Trust Co., 0.210%, 09/01/10	566,320
	Citibank N.A.,
1,107,300	0.240%, 09/07/10	1,107,300
1,581,000	Commerzbank AG, 0.230%, 09/07/10	1,581,000
	Credit Agricole S.A.,
542,000	0.240%, 09/01/10	542,000
1,000,000	0.250%, 09/01/10	1,000,000
1,122,722	Deutsche Bank AG, 0.190%, 09/01/10	1,122,722
1,500,000	DnB NOR Bank ASA, 0.200%, 09/01/10	1,500,000
650,000	DZ Bank AG, 0.250%, 09/01/10	650,000
3,000,000	KBC Bank N.V., 0.200%, 09/01/10	3,000,000
800,000	Landesbank Hessen-Thueringen Girozentral, 0.250%, 09/07/10	800,000
1,000,000	Lloyds TSB Bank plc, 0.240%, 09/01/10	1,000,000
1,600,000	Natixis, 0.250%, 09/01/10	1,600,000
750,000	Royal Bank of Canada, 0.220%, 09/01/10	750,000
	Royal Bank of Scotland plc,
1,000,000	0.240%, 09/01/10	1,000,000
1,000,000	0.250%, 09/01/10	1,000,000
673,460	Societe Generale, 0.240%, 09/01/10	673,460
	Total Time Deposits (Cost $17,892,802)	17,892,802
U.S. Government Agency Securities — 7.2%
25,000	Federal Farm Credit Bank, DN, 0.100%, 09/01/10 (n)	25,000
	Federal Home Loan Bank,
283,690	0.280%, 11/19/10	283,658
650,000	0.310%, 11/19/10	649,969
216,000	DN, 0.240%, 01/28/11 (n)	215,785
98,500	DN, 0.295%, 10/29/10 (n)	98,453
193,485	DN, 0.295%, 11/10/10 (n)	193,374
632,000	VAR, 0.325%, 01/30/12	631,768
409,000	VAR, 0.378%, 11/07/11	408,807
	Federal Home Loan Mortgage Corp.,
195,000	DN, 0.235%, 02/07/11 (n)	194,798
248,989	DN, 0.240%, 09/21/10 (n)	248,956
209,750	DN, 0.240%, 01/18/11 (n)	209,555
95,275	DN, 0.240%, 01/24/11 (n)	95,183
325,000	DN, 0.250%, 10/05/10 (n)	324,923
325,000	DN, 0.250%, 10/06/10 (n)	324,921
325,000	DN, 0.250%, 10/07/10 (n)	324,919
263,500	DN, 0.250%, 10/08/10 (n)	263,432
198,435	DN, 0.295%, 11/17/10 (n)	198,310
550,000	VAR, 0.210%, 12/29/11	549,632
200,000	VAR, 0.236%, 12/14/11	199,897
600,000	VAR, 0.236%, 12/16/11	599,687
509,900	VAR, 0.262%, 10/26/11	509,663
566,550	VAR, 0.275%, 04/03/12	566,190
	Federal National Mortgage Association,
113,000	DN, 0.240%, 09/20/10 (n)	112,986
19,875	DN, 0.240%, 09/22/10 (n)	19,872
56,500	DN, 0.240%, 01/19/11 (n)	56,447
332,000	DN, 0.240%, 02/02/11 (n)	331,659
260,000	DN, 0.250%, 10/01/10 (n)	259,946
495,300	DN, 0.250%, 01/03/11 (n)	494,873
430,000	DN, 0.294%, 09/29/10 (n)	429,901
109,033	DN, 0.295%, 11/10/10 (n)	108,971
561,000	DN, 0.513%, 05/02/11 (n)	559,069
416,000	VAR, 0.285%, 08/23/12	415,750
	Total U.S. Government Agency Securities (Cost $9,906,354)	9,906,354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 2.0%
	U.S. Treasury Bills — 2.0% (n)
1,103,000	0.215%, 12/09/10	1,102,348
915,000	0.225%, 10/21/10	914,714
780,000	0.245%, 10/28/10	779,698
	Total U.S. Treasury Obligations (Cost $2,796,760)	2,796,760
	Total Investments — 100.9% (Cost $139,425,163)*	139,425,163
	Liabilities in Excess of Other Assets — (0.9)%	(1,165,942)
	NET ASSETS — 100.0%	$138,259,221

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 42.9%
66,000	Abbey National Treasury Services plc, 0.400%, 09/24/10	66,000
90,000	ABN Amro Bank N.V., 0.303%, 09/27/10	90,000
	Banco Bilbao Vizcaya Argentaria S.A.,
9,000	0.294%, 09/24/10	9,000
13,000	0.350%, 09/13/10	13,000
59,000	Bank of Nova Scotia, 0.300%, 09/03/10	59,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
5,000	0.450%, 02/16/11	5,000
19,000	0.510%, 10/12/10	19,000
	Barclays Bank plc,
65,000	0.380%, 11/01/10	65,000
25,000	0.480%, 10/18/10	25,000
40,000	0.500%, 10/08/10	40,000
	BNP Paribas,
67,000	0.320%, 09/02/10	67,000
50,000	0.330%, 09/10/10	50,000
21,000	0.480%, 10/21/10	21,000
70,000	0.500%, 10/18/10	70,000
20,000	0.530%, 10/15/10	20,000
40,000	0.600%, 10/14/10	40,000
68,000	0.608%, 03/22/11	68,000
15,000	0.615%, 09/24/10	15,000
	BPCE S.A.,
100,000	0.510%, 11/05/10	100,002
50,000	0.670%, 10/08/10	50,001
50,000	0.680%, 09/24/10	50,000
	Caisse des Depots et Consignation,
15,000	0.330%, 09/08/10	15,000
68,000	0.340%, 09/03/10	68,000
75,000	0.400%, 11/02/10	75,001
39,000	0.490%, 10/18/10	39,001
	Credit Agricole S.A.,
23,000	0.300%, 11/01/10	23,000
30,000	0.350%, 09/15/10	30,000
38,000	0.360%, 11/12/10	38,000
25,000	0.380%, 09/23/10	25,000
45,000	0.400%, 09/24/10	45,000
52,000	0.400%, 09/27/10	52,000
40,000	0.600%, 10/14/10	40,000
	Credit Industriel et Commercial,
5,000	0.490%, 10/29/10	5,000
57,000	0.540%, 10/19/10	57,000
50,000	0.550%, 10/19/10	50,000
50,000	0.670%, 10/07/10	50,000
85,000	0.680%, 09/24/10	85,000
85,000	0.720%, 09/27/10	85,000
40,000	Danske Bank, 0.275%, 10/05/10	40,000
	Deutsche Bank AG,
10,000	0.390%, 10/20/10	10,000
60,000	0.520%, 09/20/10	60,000
37,000	DnB NOR Bank ASA, 0.340%, 10/26/10	37,000
	DZ Bank AG,
25,000	0.330%, 10/04/10	25,000
30,000	0.375%, 09/24/10	30,000
10,000	0.400%, 09/22/10	10,000
5,000	0.540%, 09/09/10	5,000
	HSBC Bank plc,
100,000	0.510%, 08/23/11	100,000
106,000	0.530%, 08/22/11	106,000
50,000	0.590%, 08/16/11	50,003
	ING Bank N.V.,
60,000	0.550%, 09/17/10	60,000
44,000	0.550%, 09/20/10	44,000
38,000	0.550%, 10/08/10	38,000
40,000	0.560%, 09/24/10	40,000
42,000	Intesa Sanpaolo S.p.A., 0.455%, 10/08/10	42,000
	Lloyds TSB Bank plc,
63,000	0.520%, 10/14/10	63,000
26,000	0.520%, 10/15/10	26,000
38,000	0.540%, 10/08/10	38,000
56,000	0.550%, 09/24/10	56,000
	Mitsubishi UFJ Trust & Banking Corp.,
20,000	0.290%, 12/02/10	20,000
50,000	0.350%, 10/26/10	50,000
10,000	0.410%, 02/14/11	10,000
15,000	0.450%, 10/15/10	15,000
25,000	0.475%, 10/29/10	25,000
100,000	0.530%, 10/12/10	100,000
100,000	0.550%, 09/21/10	100,000
25,000	0.580%, 09/07/10	25,000
100,000	0.590%, 09/01/10	100,000
	Mizuho Corporate Bank Ltd.,
38,000	0.400%, 10/15/10	38,000
51,000	0.520%, 09/17/10	51,000
34,000	0.540%, 09/09/10	34,000
	National Australia Bank Ltd.,
51,000	0.340%, 11/05/10	51,000
35,000	0.350%, 02/28/11	35,001
21,000	Nederlandse Waterschapsbank N.V., 0.515%, 01/31/11	20,955
15,000	Nordea Bank Finland plc, 0.500%, 09/30/10	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — Continued
	Norinchukin Bank-New York,
14,000	0.410%, 11/05/10	14,000
27,000	0.480%, 10/27/10	27,000
5,000	0.500%, 10/22/10	5,000
27,000	0.530%, 10/18/10	27,000
50,000	0.570%, 09/27/10	50,000
	Rabobank Nederland N.V.,
44,000	0.264%, 09/22/10	44,000
35,000	0.324%, 08/30/11	35,000
77,000	0.370%, 10/19/10	77,000
20,000	0.475%, 08/19/11	20,000
60,000	Royal Bank of Scotland plc, 0.320%, 10/14/10	60,000
45,000	Shizuoka Bank, 0.530%, 10/22/10	45,000
	Societe Generale,
31,000	0.420%, 11/05/10	31,000
28,000	0.450%, 10/29/10	28,000
21,000	0.550%, 10/15/10	21,000
38,000	0.600%, 10/08/10	38,000
	Sumitomo Mitsui Banking Corp.,
29,000	0.380%, 10/29/10	29,000
50,000	0.400%, 10/21/10	50,000
19,000	0.450%, 10/19/10	19,000
31,000	0.460%, 10/18/10	31,000
25,000	0.530%, 10/08/10	25,000
50,000	0.550%, 09/01/10	50,000
	Svenska Handelsbanken, Inc.,
40,000	0.273%, 11/23/10	40,000
40,000	0.380%, 10/29/10	40,000
57,000	UBS AG, 0.505%, 10/08/10	57,000
	UniCredito Italiano S.p.A.,
25,000	0.460%, 09/13/10	25,000
50,000	0.480%, 09/10/10	50,000
15,000	0.500%, 09/09/10	15,000
	Total Certificates of Deposit (Cost $4,246,964)	4,246,964
Commercial Paper — 20.6% (n)
	Antalis U.S. Funding Corp.,
52,000	0.320%, 09/20/10 (e)	51,991
20,000	0.551%, 10/12/10 (e)	19,988
50,000	ANZ National International Ltd., 0.561%, 09/07/10 (e) (m)	49,995
46,399	Arabella Finance LLC, 0.550%, 09/03/10 (e)	46,398
	ASB Finance Ltd.,
35,000	0.431%, 11/01/10 (e)	34,975
86,500	0.611%, 09/07/10 (e) (m)	86,491
37,000	Atlantis One Funding Corp., 0.380%, 10/15/10 (e)	36,983
58,000	Banco Bilbao Vizcaya Argentaria S.A., 0.344%, 09/20/10 (e)	57,989
21,000	Barclays U.S. Funding Corp., 0.430%, 10/29/10	20,985
20,000	Belmont Funding LLC, 0.500%, 09/24/10 (e)	19,994
24,693	BNP Paribas, 0.616%, 09/24/10	24,683
	BNZ International Funding Ltd.,
10,000	0.401%, 10/04/10 (e)	9,996
10,000	0.421%, 10/15/10 (e)	9,995
40,000	BPCE S.A., 0.656%, 10/13/10 (e)	39,969
	Cancara Asset Securitisation LLC,
20,000	0.300%, 10/21/10 (e)	19,992
25,000	0.561%, 09/09/10 (e)	24,997
	DnB NOR Bank ASA,
68,000	0.191%, 12/03/10 (e)	67,955
195,000	0.360%, 11/16/10 (e)	194,852
50,000	ENI Coordination Center S.A., 0.390%, 10/26/10 (e)	49,970
50,000	Erste Finance Delaware LLC, 0.300%, 09/07/10 (e)	49,998
20,000	Gemini Securitization Corp. LLC, 0.400%, 10/29/10 (e)	19,987
11,000	General Electric Capital Services, Inc., 0.270%, 11/18/10	10,994
50,000	General Electric Credit Capital Services, 0.400%, 09/29/10	49,984
80,000	Intesa Funding LLC, 0.404%, 10/07/10	79,968
	Kreditanstalt fur Wiederaufbau,
20,000	0.300%, 02/18/11 (e)	19,971
40,000	0.300%, 02/22/11 (e)	39,942
20,000	0.431%, 02/04/11 (e)	19,963
200,000	Nationwide Building Society, 0.551%, 09/22/10 (e)	199,936
10,000	Nordea North America, Inc., 0.371%, 02/22/11	9,982
	NRW Bank Corp.,
50,000	0.411%, 02/18/11	49,903
15,000	0.431%, 02/04/11	14,972
30,000	0.431%, 02/07/11	29,943
19,000	0.471%, 10/14/10	18,990
54,000	Rheingold Securitisation Ltd., 0.681%, 09/20/10 (e)	53,981
20,000	Rhein-Main Securitisation Ltd., 0.651%, 09/17/10 (e)	19,994
20,000	Societe de Prise de Participation de l’Etat, 0.250%, 11/30/10 (e)	19,987

SEE NOTES TO FINANCIAL STATEMENTS.

18   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — Continued
	Societe Generale North America, Inc.,
50,000	0.531%, 10/18/10	49,966
110,000	0.636%, 09/24/10	109,955
25,000	Starbird Funding Corp., 0.471%, 10/22/10 (e)	24,983
49,500	State Street Corp., 0.260%, 10/29/10	49,479
	Sumitomo Mitsui Banking Corp.,
25,000	0.441%, 10/15/10 (e)	24,987
40,000	0.541%, 09/09/10 (e)	39,995
10,000	Thames Asset Global Securitization No. 1, Inc., 0.250%, 09/20/10 (e)	9,999
50,000	Toyota Credit Canada, Inc., 0.400%, 11/01/10	49,966
25,000	UBS Finance Delaware LLC, 0.365%, 09/02/10	25,000
	Versailles Commercial Paper LLC,
50,000	0.330%, 10/29/10 (e)	49,973
25,000	0.450%, 10/06/10 (e)	24,989
	Total Commercial Paper (Cost $2,035,985)	2,035,985
Corporate Notes — 0.7%
	Financials — 0.4%
	Commercial Banks — 0.2%
16,000	Rabobank Nederland N.V., VAR, 0.446%, 11/16/10 (e)	16,000
	FDIC Guaranteed Securities (˜) — 0.2%
23,000	Citibank N.A., VAR, 0.583%, 09/30/10	23,000
	Total Financials	39,000
	Supranational — 0.3%
30,000	International Bank for Reconstruction & Development, VAR, 0.329%, 07/13/11	30,000
	Total Corporate Notes (Cost $69,000)	69,000
Discount Notes — 0.2% (n)
	Supranational — 0.2%
13,800	Inter-American Development Bank, 0.797%, 04/11/11	14,169
5,000	World Bank, 0.240%, 12/30/10	4,996
	Total Discount Notes (Cost $19,165)	19,165
Repurchase Agreements — 25.2%
1,100,000	Barclays Capital, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $1,100,008, collateralized by U.S. Government Agency Securities with a value of $1,128,534.	1,100,000
396,480	Deutsche Bank Securities, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $396,483, collateralized by U.S. Government Agency and U.S. Treasury Securities with a value of $404,410.	396,480
450,000	Deutsche Bank Securities, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $450,003, collateralized by U.S. Government Agency Securities with a value of $459,000.	450,000
500,000	Goldman Sachs & Co., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,000.	500,000
50,000	RBS Securities, Inc., 0.330%, dated 08/31/10, due 09/01/10, repurchase price $50,000, collateralized by U.S. Government Agency Securities with a value of $51,002	50,000
	Total Repurchase Agreements (Cost $2,496,480)	2,496,480
Time Deposits — 4.1%
200,000	Commerzbank AG, 0.230%, 09/07/10	200,000
200,000	Landesbank Hessen-Thueringen Girozentral, 0.250%, 09/07/10	200,000
	Total Time Deposits (Cost $400,000)	400,000
U.S. Government Agency Securities — 5.4%
	Federal Home Loan Bank,
68,000	0.280%, 11/19/10	67,992
46,000	VAR, 0.325%, 01/30/12	45,983
30,600	VAR, 0.378%, 11/07/11	30,586
	Federal Home Loan Mortgage Corp.,
25,000	DN, 0.240%, 02/07/11 (n)	24,973
75,000	DN, 0.250%, 10/08/10 (n)	74,981
47,000	DN, 0.300%, 11/01/10 (n)	46,977
40,000	VAR, 0.210%, 12/29/11	39,973
40,000	VAR, 0.262%, 10/26/11	39,981
	Federal National Mortgage Association,
27,000	DN, 0.240%, 09/22/10 (n)	26,996
10,000	DN, 0.240%, 02/02/11 (n)	9,990
33,000	DN, 0.300%, 09/29/10 (n)	32,992
41,000	DN, 0.510%, 05/02/11 (n)	40,859
50,000	VAR, 0.285%, 08/23/12	49,970
	Total U.S. Government Agency Securities (Cost $532,253)	532,253

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 1.9%
	U.S. Treasury Bills — 1.9% (n)
81,000	0.220%, 12/09/10	80,952
60,000	0.230%, 10/21/10	59,981
50,000	0.250%, 10/28/10	49,981
	Total U.S. Treasury Obligations (Cost $190,914)	190,914
	Total Investments — 101.0% (Cost $9,990,761)*	9,990,761
	Liabilities in Excess of Other Assets — (1.0)%	(97,181)
	NET ASSETS — 100.0%	$9,893,580

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Corporate Note — 0.2%
	FDIC Guaranteed Securities (˜) — 0.2%
169,000	Citibank N.A., VAR, 0.583%, 09/30/10 (Cost $169,000)	169,000
U.S. Government Agency Securities — 70.4%
	Federal Farm Credit Bank — 0.6%
450,000	VAR, 0.256%, 12/20/10	449,994
	Federal Home Loan Bank — 19.6%
349,000	0.240%, 02/01/11	348,950
50,000	0.260%, 01/13/11	49,995
112,500	0.260%, 01/14/11	112,489
414,000	0.260%, 01/21/11	413,960
230,000	0.260%, 01/25/11	229,967
730,000	0.270%, 10/26/10	729,962
440,000	0.420%, 02/01/11	440,344
469,800	0.500%, 10/18/10	469,792
220,000	3.250%, 03/11/11	223,482
490,000	DN, 0.180%, 11/29/10 (n)	489,782
142,000	DN, 0.191%, 09/08/10 (n)	141,995
274,685	DN, 0.195%, 09/01/10 (n)	274,685
254,000	DN, 0.200%, 09/03/10 (n)	253,997
161,000	DN, 0.200%, 10/29/10 (n)	160,948
320,100	DN, 0.200%, 11/05/10 (n)	319,984
533,000	DN, 0.200%, 11/10/10 (n)	532,793
347,000	DN, 0.200%, 11/12/10 (n)	346,861
665,000	DN, 0.204%, 10/20/10 (n)	664,816
511,000	DN, 0.205%, 10/01/10 (n)	510,913
473,000	DN, 0.206%, 11/03/10 (n)	472,829
143,500	DN, 0.300%, 11/17/10 (n)	143,408
228,632	DN, 0.300%, 11/19/10 (n)	228,481
489,400	VAR, 0.182%, 11/17/10	489,379
1,000,000	VAR, 0.192%, 11/26/10	1,000,000
253,500	VAR, 0.214%, 05/25/11	253,440
200,000	VAR, 0.227%, 01/26/12	199,915
378,400	VAR, 0.242%, 12/01/10	378,400
195,000	VAR, 0.286%, 02/01/11	194,978
300,000	VAR, 0.288%, 02/01/12	299,859
405,000	VAR, 0.291%, 08/10/11	404,846
480,000	VAR, 0.325%, 01/30/12	479,824
1,205,000	VAR, 0.365%, 12/06/10	1,205,000
419,000	VAR, 0.368%, 07/26/11	418,848
449,500	VAR, 0.386%, 07/15/11	449,302
733,000	VAR, 0.433%, 10/27/10	732,994
83,500	VAR, 0.466%, 10/15/10	83,499
224,000	VAR, 0.497%, 10/13/11	224,266
289,000	VAR, 0.590%, 11/01/10	289,000
		14,663,983
	Federal Home Loan Mortgage Corp. — 24.9%
492,762	4.125%, 10/18/10	495,241
103,500	DN, 0.190%, 12/02/10 (n)	103,450
870,000	DN, 0.197%, 12/09/10 (n)	869,529
500,000	DN, 0.200%, 09/07/10 (n)	499,983
101,386	DN, 0.200%, 10/25/10 (n)	101,356
548,400	DN, 0.200%, 12/01/10 (n)	548,123
445,000	DN, 0.205%, 11/08/10 (n)	444,828
225,000	DN, 0.210%, 02/08/11 (n)	224,790
225,000	DN, 0.210%, 02/09/11 (n)	224,789
250,000	DN, 0.210%, 02/10/11 (n)	249,764
250,000	DN, 0.210%, 02/11/11 (n)	249,762
369,750	DN, 0.210%, 02/14/11 (n)	369,392
552,409	DN, 0.218%, 11/23/10 (n)	552,131
150,000	DN, 0.220%, 12/08/10 (n)	149,910
200,000	DN, 0.220%, 12/10/10 (n)	199,878
430,000	DN, 0.220%, 01/05/11 (n)	429,669
320,000	DN, 0.220%, 01/11/11 (n)	319,742
100,000	DN, 0.220%, 01/27/11 (n)	99,909
69,000	DN, 0.220%, 01/28/11 (n)	68,937
731,000	DN, 0.227%, 09/08/10 (n)	730,968
764,130	DN, 0.230%, 10/04/10 (n)	763,969
200,000	DN, 0.230%, 11/09/10 (n)	199,912
750,000	DN, 0.230%, 04/05/11 (n)	748,965
200,000	DN, 0.235%, 02/07/11 (n)	199,779
350,000	DN, 0.235%, 02/22/11 (n)	349,604
200,000	DN, 0.240%, 11/16/10 (n)	199,899
100,000	DN, 0.240%, 12/06/10 (n)	99,936
768,000	DN, 0.252%, 10/05/10 (n)	767,818
600,000	DN, 0.255%, 09/02/10 (n)	599,996
313,383	DN, 0.255%, 03/01/11 (n)	312,982
1,497,500	DN, 0.260%, 10/01/10 (n)	1,497,176
250,000	DN, 0.260%, 12/14/10 (n)	249,812
701,667	DN, 0.296%, 01/18/11 (n)	700,867
263,000	DN, 0.300%, 11/15/10 (n)	262,835
300,000	DN, 0.316%, 01/14/11 (n)	299,645
748,500	VAR, 0.190%, 01/25/12	747,549
690,320	VAR, 0.210%, 12/29/11	689,858
323,000	VAR, 0.236%, 12/14/11	322,834
150,000	VAR, 0.236%, 12/16/11	149,922
279,000	VAR, 0.275%, 04/03/12	278,820
163,496	VAR, 0.326%, 02/01/11	163,505
250,000	VAR, 0.346%, 02/14/11	250,001
849,550	VAR, 0.516%, 09/03/10	849,555

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — Continued
	Federal Home Loan Mortgage Corp. — Continued
496,700	VAR, 0.581%, 04/07/11	496,641
475,000	VAR, 0.607%, 03/09/11	474,970
		18,609,001
	Federal National Mortgage Association — 25.3%
326,659	DN, 0.200%, 09/01/10 (n)	326,659
500,000	DN, 0.200%, 10/01/10 (n)	499,917
150,000	DN, 0.200%, 11/01/10 (n)	149,949
448,000	DN, 0.200%, 11/15/10 (n)	447,813
300,000	DN, 0.208%, 10/04/10 (n)	299,943
250,000	DN, 0.210%, 02/16/11 (n)	249,755
732,500	DN, 0.215%, 10/18/10 (n)	732,294
200,000	DN, 0.220%, 10/13/10 (n)	199,949
348,500	DN, 0.230%, 09/21/10 (n)	348,455
798,500	DN, 0.239%, 03/01/11 (n)	797,542
217,250	DN, 0.240%, 12/13/10 (n)	217,101
231,500	DN, 0.240%, 12/14/10 (n)	231,340
100,000	DN, 0.240%, 02/02/11 (n)	99,893
346,000	DN, 0.240%, 03/28/11 (n)	345,520
313,236	DN, 0.249%, 09/15/10 (n)	313,206
250,000	DN, 0.250%, 09/23/10 (n)	249,962
490,000	DN, 0.250%, 01/03/11 (n)	489,578
808,587	DN, 0.250%, 01/24/11 (n)	807,773
100,000	DN, 0.250%, 03/21/11 (n)	99,860
1,675,000	DN, 0.252%, 09/20/10 (n)	1,674,778
277,000	DN, 0.260%, 01/05/11 (n)	276,748
800,000	DN, 0.260%, 01/26/11 (n)	799,151
1,292,000	DN, 0.261%, 04/11/11 (n)	1,289,922
200,000	DN, 0.262%, 10/12/10 (n)	199,940
27,200	DN, 0.265%, 10/15/10 (n)	27,191
513,250	DN, 0.267%, 11/03/10 (n)	513,011
100,000	DN, 0.270%, 02/01/11 (n)	99,885
402,000	DN, 0.274%, 01/12/11 (n)	401,594
1,545,386	DN, 0.275%, 10/06/10 (n)	1,544,973
625,000	DN, 0.280%, 03/02/11 (n)	624,115
124,500	DN, 0.290%, 10/27/10 (n)	124,444
827,000	DN, 0.294%, 09/29/10 (n)	826,811
398,249	DN, 0.300%, 11/10/10 (n)	398,017
21,174	DN, 0.300%, 11/17/10 (n)	21,160
300,000	DN, 0.301%, 01/18/11 (n)	299,653
222,000	DN, 0.422%, 07/11/11 (n)	221,189
250,000	DN, 0.492%, 04/01/11 (n)	249,279
704,000	VAR, 0.162%, 07/27/11	703,746
100,000	VAR, 0.264%, 05/13/11	99,962
331,000	VAR, 0.285%, 08/23/12	330,801
1,234,000	VAR, 0.720%, 10/22/10	1,234,004
		18,866,883
	Total U.S. Government Agency Securities (Cost $52,589,861)	52,589,861
U.S. Treasury Obligations — 0.5%
	U.S. Treasury Notes — 0.5%
200,000	0.875%, 03/31/11	200,736
185,000	1.000%, 09/30/11	186,333
	Total U.S. Treasury Obligations (Cost $387,069)	387,069
Repurchase Agreements — 28.9%
1,298,756	Bank of America Securities LLC, 0.250%, dated 08/31/10, due 09/01/10, repurchase price $1,298,765, collateralized by U.S. Government Agency Securities with a value of $1,324,731	1,298,756
1,000,000	Barclays Capital, Inc., 0.220%, dated 08/31/10, due 09/07/10, repurchase price $1,000,043, collateralized by U.S. Government Agency Securities with a value of $1,020,001 (m)	1,000,000
175,275	Barclays Capital, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $175,276, collateralized by U.S. Treasury Securities with a value of $178,781	175,275
3,325,000	Barclays Capital, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $3,325,023, collateralized by U.S. Government Agency and U.S. Treasury Securities with a value of $3,391,500	3,325,000
1,000,000	Citigroup, Inc., 0.260%, dated 08/31/10, due 09/01/10, repurchase price $1,000,007, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
500,000	Credit Suisse First Boston USA, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $500,004, collateralized by U.S. Government Agency Securities with a value of $515,000	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.220%, dated 08/26/10, due 09/02/10, repurchase price $1,000,043, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
112,294	Deutsche Bank Securities, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $112,295, collateralized by U.S. Treasury Securities with a value of $114,540	112,294

SEE NOTES TO FINANCIAL STATEMENTS.

22   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — Continued
1,164,887	Deutsche Bank Securities, Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $1,164,895, collateralized by U.S. Government Agency Securities with a value of $1,188,185	1,164,887
1,700,000	Goldman Sachs & Co., 0.230%, dated 08/27/10, due 09/03/10, repurchase price $1,700,076, collateralized by U.S. Government Agency Securities with a value of $1,734,000	1,700,000
1,000,000	Goldman Sachs & Co., 0.230%, dated 08/31/10, due 09/07/10, repurchase price $1,000,045, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,100,000	Goldman Sachs & Co., 0.240%, dated 08/26/10, due 09/02/10, repurchase price $1,100,051, collateralized by U.S. Government Agency Securities with a value of $1,122,000	1,100,000
800,000	Goldman Sachs & Co., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $800,006, collateralized by U.S. Government Agency Securities with a value of $816,000	800,000
1,000,000	Morgan Stanley & Co., Inc., 0.220%, dated 08/25/10, due 09/01/10, repurchase price $1,000,043, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
350,000	Morgan Stanley & Co., Inc., 0.250%, dated 08/31/10, due 09/01/10, repurchase price $350,002, collateralized by U.S. Government Agency Securities with a value of $357,000	350,000
4,511,000	RBS Securities, Inc., 0.260%, dated 08/31/10, due 09/01/10, repurchase price $4,511,033, collateralized by U.S. Government Agency Securities with a value of $4,609,004	4,511,000
1,500,000	UBS Warburg LLC, 0.250%, dated 08/31/10, due 09/01/10, repurchase price $1,500,010, collateralized by U.S. Treasury Securities with a value of $1,530,004	1,500,000
	Total Repurchase Agreements (Cost $21,537,212)	21,537,212
	Total Investments — 100.0% (Cost $74,683,142)*	74,683,142
	Other Assets in Excess of Liabilities — 0.0% (g)	5,883
	NET ASSETS — 100.0%	$74,689,025

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   23

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 48.0%
	U.S. Treasury Bills — 38.2% (n)
485,000	0.174%, 10/07/10	484,915
350,000	0.187%, 02/24/11	349,680
84,675	0.190%, 09/02/10	84,675
375,000	0.190%, 02/10/11	374,679
600,000	0.196%, 01/20/11	599,541
600,000	0.199%, 01/27/11	599,510
350,000	0.200%, 02/03/11	349,699
100,000	0.207%, 12/16/10	99,939
200,000	0.220%, 12/02/10	199,888
100,000	0.222%, 09/16/10	99,991
200,000	0.226%, 11/26/10	199,892
200,000	0.230%, 11/18/10	199,900
350,000	0.245%, 10/28/10	349,865
451,000	0.247%, 10/14/10	450,867
450,000	0.248%, 10/21/10	449,845
300,000	0.291%, 01/13/11	299,676
350,000	0.399%, 09/23/10	349,915
		5,542,477
	U.S. Treasury Notes — 9.8%
195,000	0.875%, 01/31/11	195,492
75,000	0.875%, 03/31/11	75,276
70,000	1.000%, 08/31/11	70,485
70,000	1.000%, 09/30/11	70,505
585,000	2.000%, 09/30/10	585,826
65,000	3.875%, 09/15/10	65,089
350,000	4.250%, 10/15/10	351,694
		1,414,367
	Total U.S. Treasury Obligations (Cost $6,956,844)	6,956,844
Repurchase Agreements — 51.9%
1,943	Bank of America Securities LLC, 0.240%, dated 08/31/10, due 09/01/10, repurchase price $1,943, collateralized by U.S. Treasury Securities with a value of $1,982	1,943
2,524,725	Barclays Capital, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $2,524,742, collateralized by U.S. Treasury Securities with a value of $2,575,220 (m)	2,524,725
1,000,000	Credit Suisse First Boston USA, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $1,000,007, collateralized by U.S. Treasury Securities with a value of $1,020,007	1,000,000
1,000,000	Deutsche Bank Securities, Inc., 0.210%, dated 08/27/10, due 09/03/10, repurchase price $1,000,041, collateralized by U.S. Treasury Securities with a value of $1,020,000	1,000,000
1,600,000	Deutsche Bank Securities, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $1,600,011, collateralized by U.S. Treasury Securities with a value of $1,632,000	1,600,000
1,000,000	RBS Securities, Inc., 0.240%, dated 08/31/10, due 09/01/10, repurchase price $1,000,007, collateralized by U.S. Treasury Securities with a value of $1,020,002	1,000,000
400,000	UBS Warburg LLC, 0.240%, dated 08/31/10, due 09/01/10, repurchase price $400,003, collateralized by U.S. Treasury Securities with a value of $408,001	400,000
	Total Repurchase Agreements (Cost $7,526,668)	7,526,668
	Total Investments — 99.9% (Cost $14,483,512)*	14,483,512
	Other Assets in Excess of Liabilities — 0.1%	9,297
	NET ASSETS — 100.0%	$14,492,809

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 79.8%
	Federal Farm Credit Bank — 13.7%
210,000	DN, 0.220%, 10/04/10 (m) (n)	209,958
25,000	DN, 0.220%, 03/01/11 (m) (n)	24,972
25,000	DN, 0.220%, 03/18/11 (m) (n)	24,970
25,000	DN, 0.220%, 03/22/11 (m) (n)	24,969
151,000	DN, 0.250%, 10/22/10 (m) (n)	150,946
232,200	VAR, 0.190%, 09/24/10 (m)	232,200
181,685	VAR, 0.213%, 03/10/11	181,628
80,000	VAR, 0.216%, 10/14/10	79,999
33,000	VAR, 0.225%, 03/21/11	32,998
70,000	VAR, 0.246%, 02/14/11	70,013
92,250	VAR, 0.255%, 01/06/12	92,200
115,000	VAR, 0.296%, 11/14/11	115,050
69,000	VAR, 0.437%, 03/15/11	68,981
		1,308,884
	Federal Home Loan Bank — 66.1%
50,000	0.240%, 02/01/11	49,993
50,000	0.260%, 01/21/11	49,995
116,000	0.270%, 10/26/10	115,994
65,000	0.300%, 04/21/11	65,015
60,000	0.350%, 03/21/11	60,035
74,000	0.420%, 02/01/11	74,058
100,000	0.500%, 10/18/10	99,997
15,000	0.500%, 04/08/11	14,994
21,505	0.700%, 04/18/11	21,527
100,000	0.750%, 03/18/11	100,122
25,000	1.625%, 07/27/11	25,293
24,200	3.250%, 03/11/11	24,583
200,000	4.625%, 02/18/11	204,041
98,000	5.088%, 09/23/10	98,284
672,850	DN, 0.030%, 09/29/10 (n)	672,761
209,399	DN, 0.155%, 09/08/10 (n)	209,393
400,000	DN, 0.165%, 09/03/10 (n)	399,996
552,000	DN, 0.170%, 09/24/10 (n)	551,940
200,000	DN, 0.190%, 11/03/10 (n)	199,934
788,033	DN, 0.192%, 09/01/10 (n)	788,033
485,000	DN, 0.200%, 10/06/10 (n)	484,906
100,000	DN, 0.200%, 10/08/10 (n)	99,979
470,000	DN, 0.205%, 10/01/10 (n)	469,920
50,000	DN, 0.300%, 11/17/10 (n)	49,968
40,000	DN, 0.300%, 11/19/10 (n)	39,974
200,000	VAR, 0.182%, 11/17/10	199,992
25,000	VAR, 0.206%, 01/14/11	25,001
25,000	VAR, 0.227%, 01/26/12	24,989
50,000	VAR, 0.232%, 09/26/11	49,973
100,000	VAR, 0.242%, 12/01/10	100,000
25,000	VAR, 0.288%, 02/01/12	24,988
55,000	VAR, 0.291%, 08/10/11	54,979
70,000	VAR, 0.325%, 01/30/12	69,974
200,000	VAR, 0.365%, 12/06/10	200,000
60,000	VAR, 0.368%, 07/26/11	59,978
70,000	VAR, 0.386%, 07/15/11	69,969
175,000	VAR, 0.466%, 10/15/10	174,999
50,000	VAR, 0.497%, 10/13/11	50,059
100,000	VAR, 0.640%, 10/28/10	100,000
150,000	VAR, 0.990%, 09/17/10	150,000
		6,325,636
	Total U.S. Government Agency Securities (Cost $7,634,520 )	7,634,520
U.S. Treasury Obligations — 31.3%
	U.S. Treasury Bills — 28.8% (n)
500,000	0.000%, 09/30/10	499,938
125,000	0.155%, 11/26/10	124,954
500,000	0.160%, 09/16/10	499,967
635,000	0.171%, 09/02/10	634,997
125,000	0.187%, 02/24/11	124,886
100,000	0.190%, 02/10/11	99,914
100,000	0.202%, 01/27/11	99,917
100,000	0.230%, 11/18/10	99,950
375,000	0.232%, 10/14/10	374,896
200,000	0.243%, 10/28/10	199,923
		2,759,342
	U.S. Treasury Notes — 2.5%
140,000	0.875%, 01/31/11	140,353
25,000	0.875%, 03/31/11	25,092
25,000	1.000%, 08/31/11	25,173
50,000	1.000%, 09/30/11	50,361
		240,979
	Total U.S. Treasury Obligations (Cost $3,000,321)	3,000,321
	Total Investments — 111.1% (Cost $10,634,841)*	10,634,841
	Liabilities in Excess of Other Assets — (11.1)%	(1,066,675)
	NET ASSETS — 100.0%	$9,568,166

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   25

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 105.3%
	U.S. Treasury Bills — 96.9% (n)
1,000,000	0.000%, 12/02/10	999,608
700,000	0.151%, 11/12/10	699,789
200,000	0.151%, 01/06/11	199,893
1,400,000	0.155%, 11/04/10	1,399,614
2,100,000	0.156%, 09/23/10 (m)	2,099,800
1,000,000	0.157%, 09/09/10	999,965
1,400,000	0.157%, 10/14/10	1,399,738
1,228,547	0.158%, 09/02/10	1,228,542
2,832,588	0.158%, 09/16/10	2,832,402
700,000	0.159%, 10/21/10	699,845
500,000	0.162%, 09/30/10	499,935
1,100,000	0.163%, 10/28/10	1,099,716
1,590,000	0.164%, 10/07/10	1,589,740
1,400,000	0.165%, 11/26/10	1,399,449
596,820	0.172%, 11/18/10	596,597
375,000	0.185%, 12/30/10	374,769
100,000	0.202%, 01/27/11	99,917
		18,219,319
	U.S. Treasury Notes — 8.4%
240,000	0.875%, 01/31/11	240,605
100,000	0.875%, 03/31/11	100,368
95,000	1.000%, 08/31/11	95,659
95,000	1.000%, 09/30/11	95,685
100,000	1.500%, 10/31/10	100,176
887,000	2.000%, 09/30/10	888,258
61,000	3.875%, 09/15/10	61,084
		1,581,835
	Total U.S. Treasury Obligations (Cost $19,801,154)	19,801,154
	Total Investments — 105.3% (Cost $19,801,154)*	19,801,154
	Liabilities in Excess of Other Assets — (5.3)%	(992,969)
	NET ASSETS — 100.0%	$18,808,185

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 95.9%
	Alabama — 0.4%
9,800	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	9,800
30,510	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.270%, 09/07/10	30,510
12,795	Macon Trust Various States, Series 2007-306, Rev., VRDO, 0.420%, 09/07/10	12,795
8,325	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 0.190%, 09/01/10	8,325
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.290%, 09/07/10	22,965
		84,395
	Alaska — 0.7%
	Alaska Housing Finance Corp.,
10,960	Series 1407, Rev., VRDO, GNMA/FNMA, 0.370%, 09/07/10	10,960
40,000	Series D, Rev., VRDO, 0.320%, 09/07/10	40,000
	Alaska Housing Finance Corp., Governmental Purpose,
30,000	Series A, Rev., VRDO, 0.280%, 09/07/10	30,000
24,600	Series B, Rev., VRDO, 0.280%, 09/07/10	24,600
39,295	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VRDO, 0.280%, 09/07/10	39,295
15,000	Alaska Industrial Development & Export Authority, Greater Fairbanks, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 09/07/10	15,000
		159,855
	Arizona — 0.6%
10,700	Apache County IDA, Tucson Electric Power Co., Series 83-C, Rev., VRDO, LOC: Bank of New York, 0.280%, 09/07/10	10,700
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 09/07/10	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 09/07/10	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 09/07/10	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.270%, 09/07/10	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	21,700
16,995	Pinal County Electric District No 3, Series U-1, Rev., VRDO, 0.420%, 09/07/10	16,995
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.350%, 09/07/10	25,585
1,855	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	1,855
4,365	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.450%, 09/07/10	4,365
		135,620
	California — 8.1%
3,910	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.280%, 09/24/10 (m)	3,910
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	2,385
3,900	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/10	3,900
21,425	Abag Finance Authority for Nonprofit Corps., Point Loma Nazarene, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/10	21,425
7,900	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series C, Rev., VRDO, LOC: Citibank N.A., 0.250%, 09/07/10	7,900
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 09/07/10	5,000
10,775	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.240%, 09/07/10	10,775
5,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	5,200
43,435	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.250%, 09/07/10	43,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 0.250%, 09/07/10	3,985
27,250	California Housing Finance Agency, Series N, Rev., VRDO, AMT, LOC: FNMA, 0.290%, 09/07/10	27,250
	California Housing Finance Agency, Home Mortgage,
29,145	Series D, Rev., VRDO, AMT, LOC: FNMA, 0.290%, 09/07/10	29,145
21,770	Series F, Rev., VRDO, AMT, LOC: FNMA, 0.290%, 09/07/10	21,770
70,800	Series M, Rev., VRDO, AMT, 0.290%, 09/07/10	70,800
115	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 09/07/10	115
6,150	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	6,150
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 09/07/10	1,610
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric,
3,800	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 09/01/10	3,800
10,100	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/01/10	10,100
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	305
10,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B, Rev., VRDO, 0.180%, 09/01/10	10,000
	California State Department of Water Resources, Power Supply,
59,425	Series C-8, Rev., VRDO, LOC: Bayerische Landesbank, 0.270%, 09/07/10	59,425
80,150	Subseries G-5, Rev., VRDO, LIQ: Fortis Bank S.A., 0.320%, 09/07/10	80,150
88,455	California State University, Series ROCS-RR-II-R-12250, Rev., VRDO, AGM-CR, AMBAC, 0.320%, 09/07/10 (e)	88,455
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.320%, 09/07/10	10,600
20,495	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.370%, 09/07/10 (e)	20,495
39,185	Series J, Rev., VRDO, 0.250%, 09/07/10	39,185
21,800	Series L, Rev., VRDO, 0.250%, 09/07/10	21,800
	California Statewide Communities Development Authority, Kaiser Permanente,
53,200	Series A, Rev., VRDO, 0.250%, 09/07/10	53,200
58,065	Series B, Rev., VRDO, 0.250%, 09/07/10	58,065
44,850	Series M, Rev., VRDO, 0.250%, 09/07/10	44,850
30,500	California Statewide Communities Development Authority, Los Angeles County Museum of Art Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/10	30,500
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	3,420
3,100	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 09/07/10	3,100
9,750	California Statewide Communities Development Authority, Multi-Family Housing, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	9,750
9,800	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of California N.A., 0.300%, 09/07/10	9,800
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 09/07/10	3,950
3,650	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/10	3,650
2,257	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: Bank of New York, 0.230%, 09/01/10	2,257
3,300	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/10	3,300
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	4,800

SEE NOTES TO FINANCIAL STATEMENTS.

28   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
17,000	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/10	17,000
9,430	City of Riverside, Series A, Rev., VRDO, 0.300%, 09/07/10	9,430
4,625	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.260%, 09/07/10	4,625
15,655	CRHMFA Home Buyers Fund, Series ROCS-RR-II-R-11647, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 0.360%, 09/07/10 (e)	15,655
	Deutsche Bank Spears/Lifers Trust Various States,
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.310%, 09/07/10	11,945
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	10,275
18,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	18,860
31,425	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 09/07/10 (e)	31,425
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	11,095
6,995	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	6,995
29,960	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	29,960
11,680	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	11,680
13,385	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	13,385
13,785	Eclipse Funding Trust, Solar Eclipse, South San Francisco,Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	13,785
	Los Angeles Community College District,
22,500	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	22,500
16,600	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	16,600
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 09/07/10	7,160
6,500	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.250%, 09/07/10	6,500
	Metropolitan Water District of Southern California,
10,230	Series 3002, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	10,230
11,700	Series B-3, Rev., VRDO, 0.230%, 09/01/10	11,700
26,600	Series C-1, Rev., VRDO, 0.240%, 09/01/10	26,600
70,000	Orange County Sanitation District, Series B, Rev., 2.000%, 12/01/10	70,273
17,900	Orange County, Apartment Development, Aliso Creek Project, Series B, Rev., VRDO, LOC: FHLMC, 0.290%, 09/07/10	17,900
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/10	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/10	4,150
11,585	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	11,585
15,000	Peralta Community College District, Series 3019, GO, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	15,000
	Puttable Floating Option Tax-Exempt Receipts,
9,885	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 09/07/10	9,885
8,230	Series PT-4161, Rev., VRDO, 0.460%, 09/07/10	8,230
7,240	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	7,240
7,050	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10 (e)	7,050
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	5,775
4,145	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	4,145
3,465	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	3,465
6,375	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	6,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
8,135	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 09/07/10	8,135
15,135	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 09/07/10 (e)	15,135
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 09/07/10 (e)	12,665
22,500	Series PT-4683, GO, VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/10 (e)	22,500
34,095	Riverside County Asset Leasing Corp., Southwest Justice, Series A, Rev., VRDO, AGC, LOC: Union Bank of California, 0.250%, 09/07/10	34,095
10,100	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	10,100
13,800	Sacramento County, Airport Systems, Series ROCS-RR-II-R-11424, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.280%, 09/07/10 (p)	13,800
43,700	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VRDO, 0.300%, 09/07/10	43,700
21,455	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.290%, 09/07/10 (e)	21,455
9,900	San Francisco Bay Area Transit District, EAGLE, Series 2007-0100, Class A, GO, VRDO, LIQ: Citibank N.A., 0.290%, 09/07/10	9,900
22,820	San Francisco City & County Airports Commission, Series 36B, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 09/07/10	22,820
30,490	San Francisco City & County Finance Corp., Moscone Centre, Series 2008-2, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.260%, 09/07/10	30,490
21,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.300%, 09/07/10	21,310
11,245	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.470%, 09/07/10	11,245
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 09/07/10	1,800
19,425	San Pablo Redevelopment Agency, Tenth Township Redevelopment Project, Tax Allocation, VRDO, LOC: Union Bank of California, 0.240%, 09/01/10	19,425
21,650	Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	21,650
23,200	South Placer Wastewater Authority, Series B, Rev, VRDO, LOC: State Street Bank & Trust Co., 0.270%, 09/07/10	23,200
9,195	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	9,195
32,000	State of California, Series B-2, GO, VRDO, LOC: BNP Paribas, 0.260%, 09/07/10	32,000
	State of California, Kindergarten,
22,000	Series A-3, GO, VRDO, LOC: State Street Bank & Trust Co., 0.230%, 09/01/10	22,000
18,375	Series A-5, GO, VRDO, LOC: Citibank N.A., 0.220%, 09/01/10	18,375
58,000	Series A-7, GO, VRDO, LOC: Citibank N.A., 0.260%, 09/07/10	58,000
1,650	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.300%, 09/07/10	1,650
8,700	University of California, Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.320%, 09/07/10	8,700
10,950	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.240%, 09/01/10	10,950
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, 0.280%, 09/07/10 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.280%, 09/07/10 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 09/07/10 (e)	25,400
9,980	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.280%, 09/07/10 (e)	9,980
12,990	Western Municipal Water District Facilities Authority, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/07/10	12,990
		1,912,390
	Colorado — 2.0%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 09/07/10	15,010
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.310%, 09/07/10	1,000
20,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.330%, 09/07/10	20,500

SEE NOTES TO FINANCIAL STATEMENTS.

30   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — Continued
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 09/01/10	19,400
141,350	Colorado Health Facilities Authority, Series ROCS-RR-II-R-10425CE, Rev., VRDO, LIQ: Citigroup Financial Products, 0.270%, 09/07/10 (e)	141,350
10,700	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/07/10	10,700
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.270%, 09/07/10	17,330
1,885	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.310%, 09/07/10	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: Federal Home Loan Bank, 0.270%, 09/07/10	15,000
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.370%, 09/07/10	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.340%, 09/07/10	38,800
60,220	Subseries G1, Rev., VRDO, AGC, 0.260%, 09/01/10	60,220
71,900	Subseries G2, Rev., VRDO, AGC, 0.260%, 09/01/10	71,900
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	11,275
5,510	University of Colorado, Enterprise System, Series 3840, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.550%, 09/07/10	5,510
		472,460
	Connecticut — 0.9%
20,450	City of New Britain, GO, BAN, 1.750%, 03/29/11	20,601
27,500	City of New Haven, GO, BAN, 2.000%, 03/24/11	27,741
21,525	City of Waterbury, Series B, GO, BAN, 2.500%, 09/01/10	21,525
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
15,795	Series A-3, Rev., VRDO, AMT, AMBAC, 0.300%, 09/07/10	15,795
47,100	Series B-3, Rev., VRDO, AMT, AMBAC, 0.300%, 09/07/10	47,100
15,885	Series B-3, Rev., VRDO, AMT, AMBAC, 0.350%, 09/07/10	15,885
13,515	Series D-1, Rev., VRDO, AMBAC, 0.250%, 09/07/10	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 0.350%, 09/07/10	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.500%, 09/07/10	900
8,800	Connecticut State Health & Educational Facility Authority, Masonicare, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 09/01/10	8,800
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 09/07/10 (e)	17,060
		221,422
	Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.320%, 09/07/10	15,000
	University of Delaware,
24,265	Rev., VRDO, 0.250%, 09/01/10	24,265
300	Series B, Rev., VRDO, 0.250%, 09/01/10	300
		39,565
	District of Columbia — 1.3%
96,935	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.290%, 09/07/10	96,935
2,970	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	2,970
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	11,450
2,220	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	2,220
13,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	13,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	District of Columbia — Continued
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.330%, 09/07/10	7,500
31,160	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.290%, 09/07/10	31,160
11,850	District of Columbia, Multimodal, American University, Rev., VRDO, 0.290%, 09/07/10	11,850
4,180	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	4,180
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.310%, 09/07/10	23,770
1,500	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	1,500
15,620	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	15,620
27,775	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	27,775
15,240	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	15,240
31,160	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	31,160
21,985	Metropolitan Washington Airports Authority, Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 09/07/10 (e)	21,985
		318,990
	Florida — 5.7%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	45,000
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/10	11,150
40,008	Austin Trust Various States, Special Assessment, Series 2008-346, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.350%, 09/07/10	40,008
21,405	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	21,405
4,570	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	4,570
29,405	Broward County School Board, COP, VRDO, AGM, 0.310%, 09/07/10	29,405
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.300%, 09/07/10 (e)	8,850
56,000	City of West Palm Beach, Utility System, Series C, Rev., VRDO, AGC, 0.360%, 09/07/10	56,000
	Deutsche Bank Spears/Lifers Trust Various States,
6,100	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	6,100
106,210	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.330%, 09/07/10	106,210
	Eclipse Funding Trust, Solar Eclipse,
8,335	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10 (e)	8,335
20,780	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	20,780
53,960	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	53,960
24,050	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10 (e)	24,050
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,180	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	11,180
9,830	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.270%, 09/01/10	9,830
10,620	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 09/07/10	10,620
18,870	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	18,870
8,620	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	8,620

SEE NOTES TO FINANCIAL STATEMENTS.

32   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
35,390	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	35,390
5,800	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 09/07/10	5,800
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	6,350
9,690	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.350%, 09/07/10	9,690
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 09/07/10	8,225
16,900	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	16,900
	Hillsborough County Aviation Authority,
6,780	Series PT-2723, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.620%, 09/07/10	6,780
6,570	Series PT-3878, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	6,570
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Mercantile Bank of Michigan, 0.290%, 09/07/10	8,000
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	14,000
13,305	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	13,305
14,675	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	14,675
31,895	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.310%, 09/07/10	31,895
1,340	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	1,340
10,000	Miami-Dade County, Aviation, Series 3041, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Morgan Stanley Bank, 0.330%, 09/07/10 (e)	10,000
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	17,120
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.310%, 09/07/10	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	6,700
7,745	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	7,745
9,401	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.350%, 09/07/10	9,401
3,520	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.360%, 09/07/10	3,520
28,410	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	28,410
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.300%, 09/07/10	22,285
	Orlando & Orange County Expressway Authority,
60,000	Series C-2, Rev., VRDO, AGM, 0.300%, 09/07/10	60,000
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	49,225
8,715	Orlando Utilities Commission, Water & Electric Revenue, Series PT-3791, Rev., VRDO, LIQ: Dexia Credit Local, 0.550%, 09/07/10	8,715
7,080	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	7,080
	Pinellas County Health Facility Authority, Baycare Health System,
30,650	Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 09/01/10	30,650
75,215	Series B-1, Rev., VRDO, AGM, 0.310%, 09/07/10	75,215

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
104,290	Puttable Floating Option Tax-Exempt Receipts, Series PT-4615, COP, VRDO, LIQ: Dexia Credit Local, 0.550%, 09/07/10	104,290
78,500	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	78,500
	South Miami Health Facilities Authority,
21,125	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	21,125
11,615	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	11,615
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.290%, 09/07/10	8,265
12,800	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	12,800
33,950	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	33,950
	Volusia County Health Facilities Authority,
25,340	Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.370%, 09/07/10	25,340
36,470	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.400%, 09/07/10	36,470
		1,364,824
	Georgia — 1.8%
4,745	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.500%, 09/07/10	4,745
8,315	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	8,315
8,560	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	8,560
11,445	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	11,445
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.310%, 09/07/10	10,735
4,865	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.290%, 09/07/10	4,865
15,195	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	15,195
21,385	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	21,385
9,850	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	9,850
6,865	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	6,865
18,605	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	18,605
4,690	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 09/07/10	4,690
10,000	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 0.300%, 09/07/10	10,000
13,930	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 0.290%, 09/07/10	13,930
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.310%, 09/07/10	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	600
43,445	Monroe County Development Authority, Oglethorpe Power Corp., Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	43,445
	Private Colleges & Universities Authority, Emory University,
61,350	Series B-1, Rev., VRDO, 0.230%, 09/07/10	61,350
51,250	Series C-1, Rev., VRDO, 0.250%, 09/07/10	51,250
45,625	Series C-2, Rev., VRDO, 0.250%, 09/07/10	45,625
20,400	Series C-4, Rev., VRDO, 0.240%, 09/07/10	20,400
17,000	Series C-5, Rev., VRDO, 0.250%, 09/07/10	17,000
9,725	Puttable Floating Option Tax-Exempt Receipts, Metropolitan, Series PT-4017, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	9,725

SEE NOTES TO FINANCIAL STATEMENTS.

34   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
17,075	Savannah EDA, SSU Foundation Real Estate Ventures LLC, University Village Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	17,075
		421,595
	Hawaii — 0.2%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,840	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	13,840
9,325	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	9,325
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.300%, 09/07/10	19,485
11,022	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California, 0.360%, 09/07/10	11,022
		53,672
	Idaho — 0.6%
27,605	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	27,605
16,330	Idaho Health Facilities Authority, St. Luke’s Regional Medical Center Project, Rev., VRDO, AGM, 0.300%, 09/07/10	16,330
	Idaho Housing & Finance Association, Single Family Mortgage,
12,815	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	12,815
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.350%, 09/07/10	22,000
9,340	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.300%, 09/07/10	9,340
52,000	State of Idaho, Rev., TAN, 2.000%, 06/30/11	52,681
		140,771
	Illinois — 3.9%
	Chicago Board of Education,
23,370	Series 2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	23,370
7,930	Series PT-3620, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	7,930
	Chicago O’Hare International Airport,
21,135	Series ROCS-RR-II-R-11430, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.320%, 09/07/10	21,135
17,555	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Citibank N.A., 0.320%, 09/07/10	17,555
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.320%, 09/07/10	2,500
4,600	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 09/07/10	4,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.260%, 09/01/10	10,380
	City of Chicago, Water, Senior Lien,
19,860	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.310%, 09/07/10	19,860
9,930	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.310%, 09/07/10	9,930
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.310%, 09/07/10	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
11,495	Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	11,495
24,515	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	24,515
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	10,345
22,685	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	22,685
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	18,965
15,710	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	15,710
10,970	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	10,970
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	5,235

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
15,615	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	15,615
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,110	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.300%, 09/07/10	9,110
10,290	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.300%, 09/07/10	10,290
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,390	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	27,390
41,275	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.270%, 09/01/10 (e)	41,275
51,520	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	51,520
3,700	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/10	3,700
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.300%, 09/07/10 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 09/07/10	10,000
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.270%, 09/07/10	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	8,500
14,905	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.250%, 09/07/10	14,905
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.310%, 09/07/10	70,000
8,210	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 09/01/10	8,210
2,435	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 0.500%, 09/07/10	2,435
8,057	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.230%, 09/07/10	8,057
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.310%, 09/07/10	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.300%, 09/07/10	7,500
5,855	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.320%, 09/07/10	5,855
	Illinois State Toll Highway Authority,
33,100	Series B, Rev., VRDO, AGM, 0.300%, 09/07/10	33,100
46,600	Series B, Rev., VRDO, AGM, 0.300%, 09/07/10	46,600
18,120	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 09/07/10	18,120
16,445	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.220%, 09/01/10	16,445
1,740	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.530%, 09/07/10	1,740
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.300%, 09/07/10 (e)	13,635
13,620	Series PT-4682, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.300%, 09/07/10 (e)	13,620
14,535	Regional Transportation Authority, Series PT-2394, GO, VRDO, FGIC, 0.550%, 09/07/10	14,535
14,295	State of Illinois, Series ROCS-RR-II-R-12249, GO, VRDO, AGM, 0.320%, 09/07/10 (e)	14,295
17,600	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/10	17,600
53,498	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.270%, 09/07/10	53,498
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 09/07/10	10,700
26,815	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.210%, 09/01/10	26,815
		933,626

SEE NOTES TO FINANCIAL STATEMENTS.

36   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — 2.0%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	5,000
24,770	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	24,770
9,515	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	9,515
13,610	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	13,610
25,765	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 09/07/10	25,765
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,320	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	17,320
14,500	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	14,500
21,375	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	21,375
24,125	Indiana Finance Authority, Ascension, Series E-8, Rev., VRDO, 0.260%, 09/07/10	24,125
14,400	Indiana Finance Authority, Duke Energy Industry Project, Series A-4, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	14,400
37,950	Indiana Finance Authority, Lease Appropriation, Series A-4, Rev., VRDO, 0.250%, 09/01/10	37,950
15,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Citibank N.A., 0.280%, 09/07/10	15,000
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	2,385
6,445	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.370%, 09/07/10	6,445
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.310%, 09/07/10	6,900
28,130	Indiana Transportation Finance Authority, Series PT-3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	28,130
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 0.290%, 09/01/10 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 09/07/10	18,600
5,135	Indianapolis Local Public Improvement Bond Bank, Series PT-3532, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.620%, 09/07/10	5,135
24,550	Indianapolis Local Public Improvement Bond Bank, Airport Project, Series C-2, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.320%, 09/01/10	24,550
	Purdue University, Student Facility Systems,
15,720	Series A, Rev., VRDO, 0.280%, 09/07/10	15,720
58,695	Series C, Rev., VRDO, 0.280%, 09/07/10	58,695
	Puttable Floating Option Tax-Exempt Receipts,
24,090	Series MT-642, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 09/07/10 (e)	24,090
13,945	Series PT-3961, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.550%, 09/07/10	13,945
5,750	Series PT-3962, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.550%, 09/07/10	5,750
10,025	Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.300%, 09/07/10	10,025
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	19,405
		466,005
	Iowa — 0.4%
24,500	City of Iowa City, Rev., VRDO, 0.250%, 09/01/10	24,500
18,455	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	18,455
32,900	Iowa Finance Authority, Private College Facility, Drake University Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 09/01/10	32,900
	Iowa Finance Authority, Single Family Mortgage,
5,300	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.310%, 09/07/10	5,300
5,930	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.310%, 09/07/10	5,930
		87,085

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kansas — 0.4%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 0.300%, 09/07/10	9,780
	Kansas Development Finance Authority, Sisters of Charity,
19,335	Series C, Rev., VRDO, 0.260%, 09/01/10	19,335
27,600	Series D, Rev., VRDO, 0.260%, 09/01/10	27,600
	Kansas State Department of Transportation, Highway,
18,600	Series A-4, Rev., VRDO, 0.280%, 09/07/10	18,600
12,700	Series D, Rev., VRDO, LIQ: Dexia Credit Local, 0.360%, 09/07/10	12,700
		88,015
	Kentucky — 2.6%
16,600	Carroll County, Solid Waste Disposal, North American Stainless Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 09/07/10	16,600
9,355	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 09/07/10	9,355
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.360%, 09/07/10	19,350
21,375	Series H, Rev., VRDO, AMT, 0.360%, 09/07/10	21,375
21,000	Series M, Rev., VRDO, AMT, 0.360%, 09/07/10	21,000
	Kentucky Public Energy Authority,
224,257	Series A-1, Rev., VRDO, 0.300%, 09/07/10	224,257
209,452	Series A-2, Rev., VRDO, 0.300%, 09/07/10	209,452
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	7,990
40,000	Lexington-Fayette Urban County Government, Series E, GO, BAN, 2.000%, 08/01/11	40,568
34,200	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.260%, 09/01/10	34,200
7,645	Puttable Floating Option Tax-Exempt Receipts, Series PT-4149, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	7,645
		611,792
	Louisiana — 0.6%
13,400	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	13,400
50,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.220%, 09/01/10	50,000
	Eclipse Funding Trust, Solar Eclipse,
21,155	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	21,155
18,075	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	18,075
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.190%, 09/01/10	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.300%, 09/07/10	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	10,000
		152,200
	Maine — 0.3%
13,005	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	13,005
67,725	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.290%, 09/07/10	67,725
		80,730
	Maryland — 1.7%
20,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.370%, 09/07/10	20,525
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	3,135
27,075	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	27,075
9,425	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.330%, 09/07/10	9,425

SEE NOTES TO FINANCIAL STATEMENTS.

38   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.300%, 09/07/10	18,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 09/07/10	11,700
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.280%, 09/07/10	15,200
	Maryland State Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.320%, 09/07/10	44,305
29,050	Series M, Rev., VRDO, 0.320%, 09/07/10	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	9,865
21,750	Maryland State Health & Higher Educational Facilities Authority, Loyola College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	21,750
24,375	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	24,375
13,000	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.210%, 09/01/10	13,000
15,355	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/01/10	15,355
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.350%, 09/07/10	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	53,365
	Washington Suburban Sanitation District,
8,100	Series A, BAN, GO, VRDO, 0.290%, 09/07/10	8,100
12,245	Series A, BAN, GO, VRDO, 0.300%, 09/07/10	12,245
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.290%, 09/07/10	5,100
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	21,000
		396,620
	Massachusetts — 3.3%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.330%, 09/07/10 (e)	16,480
24,300	City of Worcester, GO, BAN, 2.000%, 11/05/10	24,363
	Commonwealth of Massachusetts,
50,000	Series A, GO, RAN, 2.000%, 04/28/11	50,555
62,105	Series B, GO, VRDO, 0.290%, 09/07/10	62,105
25,350	Series B, GO, VRDO, 0.310%, 09/07/10	25,350
18,900	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.280%, 09/01/10	18,900
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	13,795
30,905	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	30,905
	Macon Trust Various States,
77,388	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.420%, 09/07/10	77,388
65,282	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.420%, 09/07/10	65,282
9,600	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/10	9,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
3,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.430%, 09/07/10	3,800
24,000	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	24,000
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.300%, 09/07/10	4,500
3,710	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/10	3,710
14,800	Massachusetts Health & Educational Facilities Authority, Series J-2, Rev., VRDO, 0.230%, 09/01/10	14,800
	Massachusetts Health & Educational Facilities Authority, Amherst College,
21,100	Series F, Rev., VRDO, 0.250%, 09/07/10	21,100
15,335	Series H, Rev., 0.430%, 09/07/10	15,335
26,900	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 0.230%, 09/01/10	26,900
58,600	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.250%, 09/01/10	58,600
21,905	Massachusetts Health & Educational Facilities Authority, South Shore Property Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 09/07/10	21,905
15,600	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	15,600
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.330%, 09/07/10 (e)	9,520
35,000	Massachusetts State Department of Transportation, Contract Assistance, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	35,000
	Massachusetts Water Resources Authority, Multimodal,
55,650	Series B, Rev., VRDO, LOC: Helaba, 0.280%, 09/07/10	55,650
11,950	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.250%, 09/01/10	11,950
	Puttable Floating Option Tax-Exempt Receipts,
11,955	Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 09/07/10	11,955
20,000	Series PT-4654, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.300%, 09/07/10 (e)	20,000
39,170	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	39,170
		794,248
	Michigan — 1.3%
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	12,500
6,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	6,000
	Michigan State Housing Development Authority, Rental Housing,
12,555	Series C, Rev., VRDO, AMT, 0.350%, 09/07/10	12,555
63,605	Series D, Rev., VRDO, AMT, 0.360%, 09/07/10	63,605
1,600	Michigan State University, Rev., VRDO, 0.270%, 09/07/10	1,600
16,595	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 09/07/10	16,595
30,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.450%, 09/07/10 (e)	30,995
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	26,295
	University of Michigan,
14,150	Series A, Rev., VRDO, 0.230%, 09/01/10	14,150
17,000	Series B, Rev., VRDO, 0.270%, 09/07/10	17,000
	University of Michigan, Hospital,
24,340	Series A, Rev., VRDO, 0.250%, 09/01/10	24,340
4,900	Series A-2, Rev., VRDO, 0.250%, 09/01/10	4,900
1,985	Series B, Rev., VRDO, 0.240%, 09/07/10	1,985
	University of Michigan, Medical Services Plan,
17,550	Series A, Rev., VRDO, 0.250%, 09/07/10	17,550
14,445	Series A-1, Rev., VRDO, 0.250%, 09/01/10	14,445
		313,260

SEE NOTES TO FINANCIAL STATEMENTS.

40   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Minnesota — 1.3%
13,070	City of Robbinsdale, North Memorial, Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 09/01/10	13,070
68,650	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.290%, 09/07/10	68,650
14,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 09/07/10	14,900
21,800	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.270%, 09/01/10	21,800
11,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics, Series A, Rev., VRDO, AGM, 0.270%, 09/01/10	11,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.310%, 09/07/10	5,000
20,000	Series C, Rev., VRDO, AMT, 0.310%, 09/07/10	20,000
5,065	Series C, Rev., VRDO, AMT, 0.310%, 09/07/10	5,065
4,775	Series J, Rev., VRDO, AMT, 0.310%, 09/07/10	4,775
135,125	Minnesota School District Capital Equipment Borrowing Program, Series B, COP, 2.000%, 09/01/11	137,347
14,895	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	14,895
		316,502
	Mississippi — 0.9%
13,170	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.210%, 09/01/10	13,170
	Mississippi Business Finance Corp., Chevron USA, Inc. Project,
62,600	Series B, Rev., VRDO, 0.230%, 09/07/10	62,600
39,600	Series C, Rev., VRDO, 0.230%, 09/10/10	39,600
31,950	Series G, Rev., VRDO, 0.190%, 09/01/10	31,950
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	25,000
23,155	Mississippi Hospital Equipment & Facilities Authority, Series 1, Rev., VRDO, 0.270%, 09/07/10	23,155
25,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	25,000
		220,475
	Missouri — 0.8%
28,205	Curators of the University of Missouri, System Facilities Revenue, Series B, Rev., VRDO, 0.230%, 09/01/10	28,205
11,895	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	11,895
1,950	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/10	1,950
26,100	Kansas City IDA, Oak Street West Student, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	26,100
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.330%, 09/07/10	17,250
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-11532, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.320%, 09/07/10	10,000
9,100	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	9,100
9,900	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/07/10	9,900
41,300	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series E, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 09/07/10	41,300
7,710	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/01/10	7,710
18,630	Missouri State Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, 0.230%, 09/01/10	18,630
10,050	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.210%, 09/01/10	10,050
		192,090
	Montana — 0.1%
32,900	Montana Board of Investments, Colstrip Project, Rev., VRDO, LOC: Union Bank N.A., 0.280%, 09/07/10	32,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — 0.2%
19,005	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10 (e)	19,005
	Nebraska Investment Finance Authority, Single Family Housing,
3,090	Series E, Rev., VRDO, 0.290%, 09/07/10	3,090
27,800	Series J, Rev., VRDO, AMT, 0.290%, 09/07/10	27,800
		49,895
	Nevada — 1.1%
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	42,750
14,800	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	14,800
37,345	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.300%, 09/07/10	37,345
13,100	Director of the State of Nevada Department of Business & Industry, LVE Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.360%, 09/07/10	13,100
12,000	Director of the State of Nevada Department of Business & Industry, Nevada Cancer Institute Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	12,000
12,795	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	12,795
9,835	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	9,835
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.430%, 09/07/10	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	8,750
3,215	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 09/07/10	3,215
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.360%, 09/07/10 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.360%, 09/07/10	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	3,430
4,655	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 09/07/10	4,655
5,355	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 09/07/10	5,355
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	21,000
		258,790
	New Hampshire — 0.3%
11,745	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.250%, 09/07/10	11,745
30,400	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.270%, 09/07/10	30,400
16,850	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.370%, 09/07/10	16,850
12,670	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 09/07/10	12,670
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 09/07/10	5,200
		76,865
	New Jersey — 2.7%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 09/07/10	575
	New Jersey EDA, School Facilities Construction,
955	Subseries R-3, Rev., VRDO, LOC: Bank of Nova Scotia, 0.210%, 09/01/10	955

SEE NOTES TO FINANCIAL STATEMENTS.

42   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
71,825	Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 09/07/10	71,825
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	37,910
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	1,500
16,095	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.290%, 09/07/10	16,095
12,620	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 09/07/10	12,620
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	1,300
6,765	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 09/07/10	6,765
12,000	New Jersey State Educational Facilities Authority, Series 2688, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	12,000
39,130	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	39,130
13,585	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series P, Rev., VRDO, 0.350%, 09/07/10	13,585
6,115	New Jersey State Turnpike Authority, Series PT-3602, Rev., VRDO, NATL-RE-IBC, LIQ: Dexia Credit Local, 0.540%, 09/07/10	6,115
	New Jersey Transportation Trust Fund Authority,
22,075	Series PT-2500, Rev., VRDO, NATL-RE, 0.540%, 09/07/10	22,075
5,785	Series PT-2711, Rev., VRDO, FGIC, 0.540%, 09/07/10	5,785
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,090	Series B-03, Rev., VRDO, NATL-RE, 0.290%, 09/07/10	27,090
29,295	Series B-04, Rev., VRDO, NATL-RE, 0.290%, 09/07/10	29,295
35,065	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 0.290%, 09/07/10	35,065
25,000	Nuveen New Jersey Investment Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	25,000
	Puttable Floating Option Tax-Exempt Receipts,
36,700	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 09/07/10 (e)	36,700
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.440%, 09/07/10 (e)	12,000
13,340	Puttable Floating Option Tax-Exempt Receipts, New Jersey EDA, Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.540%, 09/07/10	13,340
37,300	South Jersey Transportation Authority, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	37,300
180,000	State of New Jersey, Rev., TRAN, 2.000%, 06/23/11	182,435
		646,460
	New Mexico — 0.3%
	City of Farmington, Arizona Public Service Co., Pollution Control,
27,400	Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 09/01/10	27,400
1,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.250%, 09/01/10	1,000
13,000	Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.270%, 09/01/10	13,000
21,100	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.370%, 09/07/10	21,100
		62,500
	New York — 15.8%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.360%, 09/07/10	15,980
29,635	City of Rochester, Series I, GO, BAN, 1.500%, 02/23/11	29,793
60,768	County of Albany, GO, BAN, 2.000%, 12/09/10	61,030
24,135	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	24,135
10,525	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	10,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Eclipse Funding Trust, Solar Eclipse, New York,
11,415	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	11,415
11,330	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10 (e)	11,330
20,870	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	20,870
12,900	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.270%, 09/01/10	12,900
	Metropolitan Transportation Authority,
33,000	RAN, 2.000%, 12/31/10	33,176
99,575	Series A, Rev., VRDO, AGM, 0.320%, 09/07/10	99,575
60,750	Series B, Rev., VRDO, AGM, 0.390%, 09/07/10	60,750
30,300	Series G1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.250%, 09/07/10	30,300
127,150	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	127,150
24,500	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 09/01/10	24,500
12,150	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	12,150
12,800	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.230%, 09/01/10	12,800
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.310%, 09/07/10	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.310%, 09/07/10	19,050
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 09/07/10	25,435
10,000	Nassau County Interim Finance Authority, Sales Tax Secured, Series B, Rev., VRDO, 0.300%, 09/07/10	10,000
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	11,250
7,280	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.230%, 09/01/10	7,280
16,435	Series D, GO, NATL-RE, 6.500%, 11/01/10	16,601
30,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/07/10	11,500
9,300	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.230%, 09/01/10	9,300
13,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.290%, 09/07/10	13,400
27,400	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	27,400
5,000	Series ROCS-RR-II-R-251A, GO, VRDO, LIQ: Citigroup Financial Products, 0.300%, 09/07/10	5,000
29,000	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	29,000
9,750	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	9,750
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.240%, 09/01/10	100
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.260%, 09/07/10	11,000
15,305	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 09/01/10	15,305
4,515	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 09/01/10	4,515
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.290%, 09/07/10	14,510
37,235	Subseries A-7, GO, VRDO, AMBAC, 0.290%, 09/01/10	37,235
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 09/07/10	15,750
7,200	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.250%, 09/07/10	7,200
4,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.220%, 09/01/10	4,400
21,325	Subseries F-4, GO, VRDO, LOC: Royal Bank of Scotland, 0.300%, 09/07/10	21,325
6,245	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.260%, 09/07/10	6,245
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.240%, 09/01/10	100
18,200	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.260%, 09/01/10	18,200
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.250%, 09/07/10	18,300
200	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.280%, 09/01/10	200
74,845	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.260%, 09/07/10	74,845
12,900	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.240%, 09/01/10	12,900
8,015	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 09/01/10	8,015

SEE NOTES TO FINANCIAL STATEMENTS.

44   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
72,000	Subseries H-8, GO, VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	72,000
17,300	Subseries J-4, GO, VRDO, 0.250%, 09/01/10	17,300
15,050	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.240%, 09/01/10	15,050
44,368	Subseries L-5, GO, VRDO, 0.270%, 09/01/10	44,368
9,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	9,400
	New York City Housing Development Corp., Multi-Family Housing,
46,610	Series A-1-A, Rev., VRDO, AMT, LIQ: Dexia Credit Local, 0.310%, 09/07/10	46,610
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.320%, 09/07/10	10,155
32,800	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.330%, 09/07/10 (e)	32,800
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 09/07/10	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/10	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	7,255
56,700	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/10	56,700
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	10,300
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	13,600
25,500	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.250%, 09/07/10	25,500
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 09/07/10	7,800
8,875	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.340%, 09/07/10	8,875
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.290%, 09/07/10	12,930
40,000	New York City Housing Development Corp., Multi-Family Housing, West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	40,000
28,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.280%, 09/07/10	28,200
4,710	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 09/07/10	4,710
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
29,000	Series AA-1, Rev., VRDO, 0.260%, 09/01/10	29,000
17,625	Series AA-2, Rev., VRDO, 0.260%, 09/01/10	17,625
51,535	Series BB-2, Rev., VRDO, 0.230%, 09/01/10	51,535
101,055	Series CC-1, Rev., VRDO, 0.220%, 09/01/10	101,055
	New York City Municipal Water Finance Authority, Water & Sewer Systems,
38,500	Series C, Rev., VRDO, 0.260%, 09/01/10	38,500
2,400	Subseries B-3, Rev., VRDO, 0.250%, 09/01/10	2,400
15,400	Subseries B-4, Rev., VRDO, 0.270%, 09/07/10	15,400
10,275	Subseries F1B, Rev., VRDO, 0.250%, 09/07/10	10,275

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
5,000	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Series BB-3, Rev., VRDO, 0.240%, 09/01/10	5,000
41,700	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.250%, 09/07/10	41,700
	New York City Transitional Finance Authority,
21,610	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	21,610
30,525	Subseries 2-C, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.260%, 09/07/10	30,525
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.270%, 09/07/10	7,280
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.240%, 09/01/10	100
1,350	Series C, Rev., VRDO, 0.230%, 09/01/10	1,350
35,815	Subseries C-4, Rev., VRDO, 0.260%, 09/01/10	35,815
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	3,660
14,000	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.300%, 09/07/10	14,000
30,630	Series 3, Subseries 3-B, Rev., VRDO, 0.200%, 09/01/10	30,630
14,770	Series 3, Subseries 3-H, Rev., VRDO, 0.230%, 09/01/10	14,770
	New York City Trust for Cultural Resources, American Museum of Natural History,
950	Series A1, Rev., VRDO, 0.230%, 09/01/10	950
10,250	Series A2, Rev., VRDO, 0.240%, 09/01/10	10,250
	New York City, Fiscal 2008,
30,600	Subseries D-3, GO, VRDO, 0.250%, 09/07/10	30,600
52,420	Subseries J-5, GO, VRDO, 0.270%, 09/01/10	52,420
24,500	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 09/01/10	24,500
4,150	Subseries J-9, GO, VRDO, 0.240%, 09/07/10	4,150
11,110	Subseries J-10, GO, VRDO, 0.250%, 09/07/10	11,110
3,750	Subseries J-11, GO, VRDO, 0.320%, 09/07/10	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.310%, 09/07/10	49,500
	New York Liberty Development Project,
31,960	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.450%, 09/07/10	31,960
16,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	16,160
178,000	New York Liberty Development Project, World Trade Center Project, Series A, Rev., 0.500%, 01/18/11	178,000
10,300	New York Local Government Assistance Corp., Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/10	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 09/07/10 (e)	4,400
29,000	New York Mortgage Agency, Homeowner Mortgage, Series 139, Rev., VRDO, AMT, 0.300%, 09/07/10	29,000
13,020	New York State Dormitory Authority, Series ROCS-RR-II-R-4122, Rev., VRDO, LIQ: Citigroup Financial Products, 0.300%, 09/07/10 (e)	13,020
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 09/07/10	20,800
102,100	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.340%, 09/07/10	102,100
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10	15,680
	New York State Dormitory Authority, Mental Health Services,
11,345	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.260%, 09/07/10	11,345
7,405	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.260%, 09/07/10	7,405
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 09/07/10	10,490
17,480	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.290%, 09/07/10	17,480

SEE NOTES TO FINANCIAL STATEMENTS.

46   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	1,800
87,005	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	87,005
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	8,000
	New York State Housing Finance Agency, 150 East 44th Street,
37,200	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	37,200
4,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	4,100
65,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 09/07/10	65,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.290%, 09/07/10	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 09/07/10	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/10	9,600
50,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of New York, 0.310%, 09/07/10	50,000
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	98,900
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	9,550
39,000	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	39,000
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	45,900
24,300	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 09/07/10	24,300
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	7,050
22,565	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 09/07/10	22,565
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 09/07/10	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 09/07/10	11,300
30,800	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 09/07/10	30,800
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 09/07/10	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	5,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
16,325	New York State Urban Development Corp., Series 2008-053, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.440%, 09/07/10	16,325
31,000	Nuveen New York Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	31,000
20,200	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 4, Rev., VRDO, 0.300%, 09/01/10	20,200
15,000	South Lewis Central School District, GO, BAN, 1.500%, 02/25/11	15,064
17,537	Suffolk County, GO, BAN, 2.000%, 10/29/10	17,582
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.290%, 09/07/10	7,685
84,840	Subseries B-4, Rev., VRDO, 0.310%, 09/07/10	84,840
25,600	Subseries CD, Rev., VRDO, AGM, 0.280%, 09/07/10	25,600
	Trust for Cultural Resources, Lincoln Center,
23,630	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	23,630
6,450	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	6,450
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	17,890
		3,742,954
	North Carolina — 3.8%
27,380	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.310%, 09/07/10	27,380
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
2,550	Series D, Rev., VRDO, 0.260%, 09/01/10	2,550
48,825	Series G, Rev., VRDO, AGM, LOC: Bank of America N.A., 0.310%, 09/07/10	48,825
30,490	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 09/01/10	30,490
29,950	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	29,950
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.310%, 09/07/10	4,590
1,000	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.300%, 09/07/10	1,000
	City of Greensboro, Combined Enterprise System,
22,690	Series B, Rev., VRDO, 0.310%, 09/07/10	22,690
29,460	Mecklenburg County, Series D, GO, VRDO, 0.400%, 03/30/11 (i)	29,460
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10	48,000
4,355	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	4,355
18,430	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	18,430
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	11,350
16,260	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	16,260
6,645	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	6,645
4,160	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 09/07/10	4,160
6,300	North Carolina Medical Care Commission, Blue Ridge, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	6,300
19,030	North Carolina Medical Care Commission, Cleveland County Health, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	19,030
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.290%, 09/07/10	28,900
45,205	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	45,205
15,170	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	15,170

SEE NOTES TO FINANCIAL STATEMENTS.

48   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
	North Carolina Medical Care Commission, Moses Cone Health System,
42,340	Rev., VRDO, 0.230%, 09/01/10	42,340
34,350	Series A, Rev., VRDO, 0.290%, 09/07/10	34,350
32,300	Series B, Rev., VRDO, 0.290%, 09/07/10	32,300
4,800	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	4,800
30,550	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.330%, 09/07/10	30,550
	North Carolina State University at Raleigh,
42,605	Series A, Rev., VRDO, 0.290%, 09/07/10	42,605
38,415	Series B, Rev., VRDO, 0.270%, 09/07/10	38,415
20,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.260%, 09/07/10	20,000
77,185	Raleigh Durham Airport Authority, Series B, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.310%, 09/07/10	77,185
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.310%, 09/07/10	5,560
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10	19,800
	University of North Carolina at Chapel Hill, University Hospital,
45,290	Series A, Rev., VRDO, 0.240%, 09/01/10	45,290
10,000	Series A, Rev., VRDO, 0.250%, 09/07/10	10,000
28,010	Series A, Rev., VRDO, 0.310%, 09/07/10	28,010
19,000	Series B, Rev., VRDO, 0.250%, 09/01/10	19,000
	Wake County, School,
16,100	Series A, GO, VRDO, 0.280%, 09/07/10	16,100
10,700	Series B, GO, VRDO, 0.270%, 09/07/10	10,700
		897,745
	North Dakota — 0.1%
11,685	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.270%, 09/01/10	11,685
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 0.320%, 09/07/10	2,000
7,490	Series A, Rev., VRDO, 0.340%, 09/07/10	7,490
9,205	Series B, Rev., VRDO, 0.340%, 09/07/10	9,205
		30,380
	Ohio — 2.1%
14,910	Akron University, Series C-2, Rev., VRDO, AGC, 0.330%, 09/07/10	14,910
	Allen County, Catholic Healthcare,
33,290	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	33,290
350	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.250%, 09/07/10	350
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.320%, 09/07/10	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.370%, 09/07/10	3,070
11,445	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	11,445
5,875	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	5,875
3,800	Franklin County, Holy Cross Health System Corp., Rev., VRDO, 0.230%, 09/07/10	3,800
66,800	Franklin County, Ohio Health Corp. Hospital Facilities, Series A, Rev., VRDO, 0.340%, 09/07/10	66,800
5,320	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.370%, 09/07/10	5,320
20,175	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.290%, 09/07/10	20,175
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/10	19,100
23,470	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.290%, 09/07/10	23,470
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.290%, 09/07/10	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
26,210	Series A, Rev., VRDO, 0.260%, 09/01/10	26,210
900	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
7,535	Ohio State Turnpike Commission, Series PT-3839, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.550%, 09/07/10	7,535
39,900	Ohio State University (The), General Receipt, Rev., VRDO, 0.250%, 09/07/10	39,900
43,935	Ohio State Water Development Authority, Pollution Control Facility, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.230%, 09/01/10	43,935
23,050	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.340%, 09/07/10	23,050
15,500	Princeton City School District, School Improvement, GO, BAN, 2.000%, 11/24/10	15,557
	Puttable Floating Option Tax-Exempt Receipts,
44,350	Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 09/07/10 (e)	44,350
52,845	Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 09/07/10	52,845
8,145	Series PT-4481, Rev., VRDO, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.500%, 09/07/10	8,145
		503,607
	Oklahoma — 0.5%
15,305	Oklahoma State Capital Improvement Authority, Higher Education, Series D1, Rev., VRDO, 0.270%, 09/01/10	15,305
	Oklahoma Turnpike Authority, Second Series,
66,560	Series B, Rev., VRDO, 0.250%, 09/01/10	66,560
12,650	Series D, Rev., VRDO, 0.270%, 09/07/10	12,650
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 09/07/10	10,490
		119,670
	Oregon — 1.0%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.380%, 09/07/10	7,800
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 09/07/10	13,700
7,115	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.330%, 09/07/10	7,115
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
13,685	Series F, Rev., VRDO, AMT, 0.300%, 09/07/10	13,685
35,000	Series F, Rev., VRDO, AMT, 0.310%, 09/07/10	35,000
30,000	Series H, Rev., VRDO, AMT, 0.300%, 09/07/10	30,000
57,700	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.350%, 09/07/10	57,700
64,040	Port of Portland, Portland International Airport, Series 18, Subseries 18B, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.280%, 09/07/10	64,040
		229,040
	Other Territories — 4.6%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.300%, 09/07/10	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
20,940	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	20,940
8,445	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	8,445
10,240	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	10,240
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	14,110
68,505	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	68,505
15,600	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	15,600
11,980	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	11,980
29,345	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: Federal Home Loan Bank, 0.370%, 09/07/10	29,345
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
107,719	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	107,719
19,099	Series M019, Class A, Rev., VRDO, FHLMC, 0.350%, 09/07/10	19,099
27,198	Series M020, Class A, Rev., VRDO, FHLMC, 0.350%, 09/07/10	27,198

SEE NOTES TO FINANCIAL STATEMENTS.

50   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
19,935	Series M023, Class A, Rev., VRDO, FHLMC, 0.360%, 09/07/10	19,935
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.360%, 09/07/10	8,045
74,500	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.520%, 09/07/10 (e)	74,500
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/10	51,850
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.400%, 09/07/10	38,620
93,025	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 09/07/10	93,025
190,155	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 09/07/10	190,155
232,830	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.330%, 09/07/10	232,830
27,430	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.450%, 09/07/10	27,430
8,475	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.370%, 09/07/10	8,475
		1,085,546
	Pennsylvania — 3.7%
51,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.250%, 09/01/10	51,975
28,100	Allegheny County IDA, UPMC Childrens Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	28,100
15,400	Beaver County IDA, Firstenergy Generation, Pollution Control, Rev., VRDO, LOC: Barclays Bank plc, 0.260%, 09/01/10	15,400
12,600	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Series B, Rev., VRDO, LOC: Citibank N.A., 0.280%, 09/07/10	12,600
8,395	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 09/07/10	8,395
64,000	City of Philadelphia, Series A, GO, TRAN, 2.000%, 06/30/11	64,684
31,000	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	31,000
47,415	City of Philadelphia, Water & Wastewater Revenue Refunding, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	47,415
33,000	Dallastown Area School District, GO, VAR, 1.530%, 04/15/11	33,193
6,410	Delaware County Authority, Crozer Chester Medical Center, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	6,410
54,500	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.230%, 09/01/10	54,500
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.300%, 09/07/10	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 09/07/10	11,700
8,515	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/01/10	8,515
18,700	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	18,700
29,775	Montgomery County IDA, Philadelphia Presbyterian Homes, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	29,775
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	4,710
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.300%, 09/07/10	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	16,780
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	17,500
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.290%, 09/07/10	21,530
1,435	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 09/07/10	1,435

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
2,500	Pennsylvania Higher Educational Facilities Authority, St. Joseph’s University, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 09/07/10	2,500
22,500	Pennsylvania Higher Educational Facilities Authority, Drexel University, Second Series, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 09/07/10	22,500
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.290%, 09/07/10	1,835
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
25,000	Series 82-C, Rev., VRDO, AMT, 0.350%, 09/07/10	25,000
21,800	Series 83-C, Rev., VRDO, AMT, LOC: FNMA, 0.290%, 09/07/10	21,800
15,000	Series 85-B, Rev., VRDO, 0.290%, 09/07/10	15,000
27,425	Series 90C, Rev., VRDO, AMT, 0.290%, 09/07/10	27,425
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	26,100
	Pennsylvania Turnpike Commission,
45,900	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	45,900
1,400	Series B-3, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	1,400
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 09/07/10	10,400
58,475	Philadelphia School District, Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	58,475
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,000	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.300%, 09/07/10 (e)	20,000
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.290%, 09/07/10 (e)	30,000
40,800	Southcentral General Authority, Wellspan Health Obligation Group, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.260%, 09/07/10	40,800
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	14,000
14,150	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	14,150
		880,197
	Puerto Rico — 0.1%
26,950	Austin Trust Various States, Series 2008-355, VRDO, LOC: Bank of America N.A., 0.410%, 09/07/10	26,950
	Rhode Island — 0.4%
10,110	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 09/07/10 (e)	10,110
23,380	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.300%, 09/07/10	23,380
2,080	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.500%, 09/07/10	2,080
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,100	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	11,100
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/10	6,650
13,765	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.510%, 09/07/10	13,765
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.350%, 09/07/10	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.350%, 09/07/10	19,900
13,000	Rhode Island Student Loan Authority, Loan amount Program, Series B-4, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 0.300%, 09/07/10	13,000
		106,985

SEE NOTES TO FINANCIAL STATEMENTS.

52   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Carolina — 1.1%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	3,000
17,760	City of Charleston, Waterworks & Sewers, Capital Improvements, Series B, Rev., VRDO, 0.300%, 09/07/10	17,760
12,215	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	12,215
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	16,370
14,680	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	14,680
19,400	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	19,400
124,734	South Carolina Association of Governmental Organizations, COP, TAN, SCSDE, 2.000%, 04/15/11	125,988
9,770	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.250%, 09/01/10	9,770
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/10	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	18,000
1,820	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	1,820
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 0.270%, 09/01/10	4,600
3,765	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/10	3,765
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.310%, 09/07/10	10,000
		258,268
	South Dakota — 0.7%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	16,960
28,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/01/10	28,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,765	Series A, Rev., VRDO, 0.270%, 09/07/10	14,765
45,000	Series C, Rev., VRDO, 0.350%, 09/07/10	45,000
12,000	Series C, Rev., VRDO, AMT, 0.360%, 09/07/10	12,000
19,200	Series C-1, Rev., VRDO, 0.350%, 09/07/10	19,200
10,300	Series D, Rev., VRDO, 0.330%, 09/07/10	10,300
5,000	Series F, Rev., VRDO, 0.450%, 09/07/10	5,000
5,000	Series G, Rev., VRDO, 0.310%, 09/07/10	5,000
		156,225
	Tennessee — 1.2%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	20,165
14,125	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	14,125
2,800	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	2,800
8,555	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	8,555
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.250%, 09/07/10	19,110
10,070	Chattanooga Health Educational & Housing Facility Board, Hospital Siskin Rehabilitation Project, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	10,070
2,630	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	2,630
30,000	County of Knox, GO, BAN, 2.500%, 09/01/11	30,000
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/10	3,000
14,575	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 09/07/10	14,575
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
6,600	Series A, Rev., VRDO, 0.240%, 09/07/10	6,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Tennessee — Continued
38,400	Series A-2, Rev., VRDO, 0.280%, 09/07/10	38,400
12,290	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	12,290
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
45,890	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/01/10	45,890
5,760	Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	5,760
	Sevier County Public Building Authority, Local Government Public Improvement,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	16,150
9,725	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	9,725
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 09/01/10	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.330%, 09/07/10	7,140
4,735	Series M-1, Rev., VRDO, 0.510%, 09/07/10	4,735
4,625	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	4,625
		296,540
	Texas — 7.3%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	9,100
1,200	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	1,200
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	40,000
64,895	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.290%, 09/07/10 (e)	64,895
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.300%, 09/07/10 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.300%, 09/07/10 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.290%, 09/07/10	11,000
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	12,500
6,435	Series SG-159, Rev., VRDO, AGM, 0.300%, 09/07/10	6,435
48,500	County of Harris, Toll Road, Senior Lien, Series A-2, Rev., VAR, 2.000%, 08/15/11	49,261
15,945	Crawford Educational Facilities Corp., Concordia University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	15,945
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.270%, 09/07/10	19,040
12,400	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/01/10	12,400
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.320%, 09/07/10	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,990	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.330%, 09/07/10	24,990
9,700	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	9,700
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.330%, 09/07/10	13,490
10,840	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	10,840
15,880	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	15,880
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	5,600
19,235	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 09/07/10	19,235
10,160	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	10,160
11,995	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 0.290%, 09/07/10	11,995

SEE NOTES TO FINANCIAL STATEMENTS.

54   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
25,019	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	25,019
18,500	Gulf Coast Waste Disposal Authority, Exxon Mobil Project, Rev., VRDO, 0.210%, 09/01/10	18,500
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.290%, 09/07/10	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.300%, 09/07/10 (e)	50,600
11,470	Harris County Health Facilities Development Corp., Baylor, Series A2, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	11,470
30,000	Harris County, EAGLE, Series 2007-0078, Class A, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.310%, 09/07/10	30,000
17,600	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.220%, 09/01/10	17,600
19,875	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.300%, 09/07/10	19,875
100	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Series A-2, Rev., VRDO, 0.190%, 09/01/10	100
16,900	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 0.230%, 09/01/10	16,900
25,030	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.230%, 09/01/10	25,030
24,480	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.290%, 09/07/10	24,480
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 09/07/10 (e)	5,455
55,735	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, AGM, 0.300%, 09/07/10	55,735
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.350%, 09/07/10	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	36,280
16,125	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.280%, 09/07/10	16,125
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.300%, 09/01/10	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.350%, 09/07/10 (e)	15,335
25,090	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 09/07/10 (e)	25,090
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.290%, 09/07/10 (e)	20,000
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 09/07/10	9,300
457,500	State of Texas, Rev., TRAN, 2.000%, 08/31/11	464,982
23,000	State of Texas, College Student Loan, GO, VRDO, 0.320%, 09/07/10	23,000
37,600	State of Texas, EAGLE, Series 2006-0126, Class A, GO, VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10	37,600
	State of Texas, Veterans Housing Assistance Fund,
6,800	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.320%, 09/07/10	6,800
6,860	Series II-A, GO, VRDO, 0.320%, 09/07/10	6,860
17,285	Series II-B, GO, VRDO, VA GTD, 0.330%, 09/07/10	17,285
15,490	State of Texas, Veterans Land, GO, VRDO, 0.340%, 09/07/10	15,490
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	9,875
23,335	Tarrant County Health Facilities Development Corp., Cook Children’s Medical Center, Series C, Rev., VRDO, 0.280%, 09/07/10	23,335
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
9,750	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	9,750
1,015	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	1,015
18,125	Texas Municipal Gas Acquisition & Supply Corp. I, Series MT-365, Rev., VRDO, 0.500%, 09/07/10	18,125
12,480	Texas State Turnpike Authority, Series ROCS-RR-II-R-12293, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	12,480
	University of Texas, Financing System,
101,225	Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.230%, 09/07/10	101,225
89,790	Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.250%, 09/07/10	89,790
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	9,705
		1,726,572
	Utah — 1.1%
	Central Utah Water Conservancy District,
49,405	Series A, Rev., VRDO, 0.330%, 09/07/10	49,405
13,400	Series B, GO, VRDO, 0.330%, 09/07/10	13,400
31,285	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.330%, 09/07/10	31,285
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	10,080
11,100	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	11,100
	Utah Housing Corp., Single Family Mortgage,
14,000	Series A, Class I, Rev., VRDO, 0.300%, 09/07/10	14,000
5,430	Series A, Class I, Rev., VRDO, 0.350%, 09/07/10	5,430
16,000	Series B, Class I, Rev., VRDO, 0.300%, 09/07/10	16,000
7,120	Series E-1, Class I, Rev., VRDO, 0.350%, 09/07/10	7,120
12,355	Series I, Rev., VRDO, 0.310%, 09/07/10	12,355
	Utah Housing Finance Agency, Single Family Mortgage,
3,485	Series C-1, Class I, Rev., VRDO, 0.350%, 09/07/10	3,485
7,470	Series D-1, Rev., VRDO, AMT, 0.350%, 09/07/10	7,470
7,595	Series E-1, Rev., VRDO, AMT, 0.350%, 09/07/10	7,595
6,725	Series F-2, Class I, Rev., VRDO, 0.340%, 09/07/10	6,725
13,500	Utah Transit Authority, Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	13,500
13,395	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	13,395
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.260%, 09/01/10	6,000
		253,345
	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.310%, 09/07/10	15,475
	Virginia — 1.1%
5,835	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/10	5,835
4,400	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/10	4,400
24,685	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 09/07/10	24,685
25,020	Fairfax County IDA, Inova Health System Project, Series A-1, Rev., VRDO, 0.260%, 09/07/10	25,020
22,850	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.270%, 09/07/10	22,850
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	9,500
16,025	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.290%, 09/07/10	16,025
	Loudoun County IDA, Howard Hughes Medical Center,
23,000	Series B, Rev., VRDO, 0.270%, 09/07/10	23,000

SEE NOTES TO FINANCIAL STATEMENTS.

56   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — Continued
17,595	Series C, Rev., VRDO, 0.270%, 09/07/10	17,595
15,870	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/01/10	15,870
4,610	Norfolk EDA, Bon Secours Health System Inc., Series D-2, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	4,610
4,100	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.250%, 09/01/10	4,100
200	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.250%, 09/01/10	200
	Virginia College Building Authority, University of Richmond Project,
27,245	Rev., VRDO, 0.250%, 09/01/10	27,245
31,100	Rev., VRDO, 0.310%, 09/07/10	31,100
6,200	Virginia Commonwealth University, Series B, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.240%, 09/01/10	6,200
13,680	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	13,680
		251,915
	Washington — 1.8%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.300%, 09/07/10	4,000
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	8,915
36,020	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10 (e)	36,020
10,750	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 09/07/10	10,750
5,320	Port of Seattle, Series PT-3475, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.620%, 09/07/10	5,320
760	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 09/07/10	760
10,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	10,000
26,100	State of Washington, Series VR-96A, GO, VRDO, 0.300%, 09/07/10	26,100
	State of Washington, MERLOTS,
21,530	Series B-22, GO, VRDO, AGM, 0.290%, 09/07/10	21,530
28,995	Series B-22, GO, VRDO, FGIC, MBIA, 0.290%, 09/07/10	28,995
33,160	Series B-23, GO, VRDO, NATL-RE, 0.290%, 09/07/10	33,160
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.430%, 09/07/10	5,000
45,900	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, AGM, 0.250%, 09/01/10	45,900
6,870	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America National Trust & Savings Assoc., 0.310%, 09/07/10	6,870
	Washington Health Care Facilities Authority, Swedish Health Services,
28,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 09/07/10	28,000
12,000	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 09/07/10	12,000
11,465	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.370%, 09/07/10	11,465
9,600	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	9,600
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 09/07/10	2,545
285	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 09/01/10	285
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	29,240

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
10,600	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	10,600
4,690	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.510%, 09/07/10	4,690
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 09/07/10	25,000
14,745	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	14,745
20,500	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 09/07/10 (e)	20,500
		425,590
	West Virginia — 0.1%
19,360	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	19,360
	Wisconsin — 2.4%
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.400%, 09/07/10 (e)	91,200
28,300	Racine Unified School District, GO, TRAN, 2.000%, 07/18/11	28,678
161,500	State of Wisconsin, Rev., TAN, 2.000%, 06/15/11	163,394
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.400%, 09/07/10 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.350%, 09/07/10	24,715
17,155	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/01/10	17,155
15,000	Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 09/07/10	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.320%, 09/07/10	25,650
29,240	Wisconsin Health & Educational Facilities Authority, Meriter Hospital, Inc., Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/01/10	29,240
23,900	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 09/07/10	23,900
	Wisconsin Housing & EDA,
40,365	Series A, Rev., VRDO, 0.360%, 09/07/10	40,365
72,400	Series D, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	72,400
1,345	Series E, Rev., VRDO, 0.300%, 09/07/10	1,345
		572,242
	Wyoming — 0.2%
24,215	Lincoln County, PCR, Exxon Project, Series C, Rev., VRDO, 0.220%, 09/01/10	24,215
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.480%, 09/01/10	10,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.370%, 09/07/10	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.300%, 09/07/10	10,000
		49,770
	Total Municipal Bonds (Cost $22,753,993)	22,753,993
Municipal Commercial Paper — 4.0% (n)
	Alaska — 0.1%
20,000	City of Anchorage, 0.370%, 09/03/10	20,000
	California — 0.3%
22,500	California Statewide Communities Development Authority, 0.400%, 11/05/10	22,500
29,500	San Diego County Water Authority, 0.240%, 09/07/10	29,500
19,000	University of California, 0.230%, 09/08/10	19,000
		71,000
	Florida — 0.1%
25,000	Alachua County Health Facilities Authority, 0.260%, 09/07/10	25,000

SEE NOTES TO FINANCIAL STATEMENTS.

58   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Commercial Paper — Continued
	Hawaii — 0.2%
46,500	City & County of Honolulu, 0.280%, 11/02/10	46,500
	Maryland — 0.5%
21,400	Baltimore County, 0.230%, 09/08/10	21,400
21,370	Maryland Health & Higher Educational Facilities Authority, 0.280%, 10/19/10	21,370
	Maryland State Health & Higher Educational Facilities Authority,
59,150	0.260%, 09/07/10	59,150
30,000	0.300%, 10/13/10	30,000
		131,920
	Massachusetts — 0.3%
23,427	Massachusetts Health & Educational Facilities Authority, 0.220%, 09/08/10	23,427
45,600	Massachusetts Water Resources Authority, 0.280%, 09/09/10	45,600
		69,027
	Michigan — 0.2%
30,710	Rutgers University, 0.240%, 11/02/10	30,710
20,000	University of Michigan, 0.300%, 11/08/10	20,000
		50,710
	Minnesota — 0.3%
30,000	Regents of the University of Minnesota, 0.300%, 12/08/10	30,000
22,000	Rochester, Minnesota Health Care Facilities, 0.240%, 09/07/10	22,000
21,750	University of Minnesota, 0.260%, 10/13/10	21,750
		73,750
	Nevada — 0.3%
	Las Vegas Valley Water District,
42,400	0.250%, 09/09/10	42,400
25,000	0.310%, 11/08/10	25,000
		67,400
	Ohio — 0.2%
21,000	City of Cleveland, 0.280%, 10/18/10	21,000
25,000	Ohio State University, 0.220%, 09/09/10	25,000
		46,000
	Tennessee — 0.4%
47,000	Metropolitan Government Nashville & Davidson County, 0.400%, 10/12/10	47,000
	State of Tennessee,
18,750	0.300%, 11/09/10	18,750
24,000	0.350%, 09/07/10	24,000
		89,750
	Texas — 0.3%
25,000	Board of Regents, 0.250%, 11/04/10	25,000
30,000	City of Garland, 0.260%, 09/09/10	30,000
15,016	University of Texas, 0.320%, 01/03/11	15,016
		70,016
	Washington — 0.3%
33,130	Port of Seattle, 0.280%, 09/08/10	33,130
	University of Washington,
28,000	0.260%, 11/02/10	28,000
13,500	0.280%, 10/14/10	13,500
		74,630
	Wisconsin — 0.5%
	State of Wisconsin,
28,600	0.240%, 09/09/10	28,600
20,000	0.250%, 09/08/10	20,000
	Wisconsin Health & Educational Facilities Authority,
29,275	0.240%, 09/08/10	29,275
35,000	0.380%, 10/04/10	35,000
		112,875
	Total Municipal Commercial Paper (Cost $948,578)	948,578
	Total Investments — 99.9% (Cost $23,702,571)*	23,702,571
	Other Assets in Excess of Liabilities — 0.1%	11,859
	NET ASSETS — 100.0%	$23,714,430

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 8.5% (n)
	Alaska — 0.6%
20,000	City of Anchorage, 0.370%, 09/03/10	20,000
	California — 2.3%
	State of California,
21,216	0.310%, 09/07/10	21,216
60,000	0.320%, 09/07/10	60,000
		81,216
	Florida — 2.0%
	Hillsborough Aviation,
10,000	0.370%, 11/04/10	10,000
30,000	0.380%, 11/04/10	30,000
30,000	Sunshine State, 0.350%, 09/01/10	30,000
		70,000
	Indiana — 1.7%
58,000	State of Indiana, 0.400%, 10/08/10	58,000
	Michigan — 0.5%
16,900	Michigan State Housing Development Authority, 0.380%, 10/05/10	16,900
	New Hampshire — 1.4%
50,000	State of New Hampshire, 0.320%, 09/09/10	50,000
	Total Commercial Paper (Cost $296,116)	296,116
Daily Demand Notes — 10.9%
	Delaware — 2.7%
	Delaware State EDA, Clean Power Project,
15,000	Series B, Rev., VRDO, 0.300%, 09/01/10	15,000
80,000	Series C, Rev., VRDO, 0.290%, 09/01/10	80,000
		95,000
	Florida — 0.4%
13,800	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.310%, 09/01/10	13,800
	Idaho — 0.5%
17,440	Idaho Health Facilities Authority, St. Luke’s Regional Medical Center Project, Rev., VRDO, AGM, 0.300%, 09/01/10	17,440
	Kansas — 0.9%
29,900	Kansas Development Finance Authority, Sisters of Charity, Series D, Rev., VRDO, 0.260%, 09/01/10	29,900
	Michigan — 0.1%
100	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/01/10	100
5,190	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.330%, 09/01/10	5,190
		5,290
	New York — 2.8%
13,100	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.270%, 09/01/10	13,100
	New York City Housing Development Corp., Multi-Family Housing,
14,400	Series H-2-A, Rev., VRDO, AMT, LIQ: Dexia Credit Local, 0.310%, 09/07/10	14,400
8,800	Series H-2-B, Rev., VRDO, AMT, 0.300%, 09/01/10	8,800
	New York Mortgage Agency, Homeowner Mortgage,
1,125	Series 135, Rev., VRDO, AMT, 0.320%, 09/01/10	1,125
7,700	Series 150, Rev., VRDO, AMT, 0.320%, 09/01/10	7,700
	Port Authority of New York & New Jersey, Versatile Structure Obligation,
31,700	Series 1R, Rev., VRDO, 0.300%, 09/01/10	31,700
22,100	Series 4, Rev., VRDO, 0.300%, 09/01/10	22,100
		98,925
	North Carolina — 1.1%
14,450	Charlotte-Mecklenburg, Hospital Authority, Carolinas Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 09/01/10	14,450
22,740	North Carolina Medical Care Commission, Blue Ridge, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	22,740
		37,190
	Ohio — 0.4%
	Allen County, Catholic Healthcare,
2,350	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	2,350
950	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.250%, 09/07/10	950
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
4,175	Series A, Rev., VRDO, 0.260%, 09/01/10	4,175
615	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	615
2,410	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	2,410

SEE NOTES TO FINANCIAL STATEMENTS.

60   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — Continued
	Ohio — Continued
4,445	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	4,445
		14,945
	Oregon — 0.5%
17,300	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/01/10	17,300
	South Carolina — 0.3%
10,530	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.250%, 09/01/10	10,530
	Texas — 0.8%
9,800	Harris County Industrial Development Corp., Deer Park, Rev., VRDO, 0.310%, 09/01/10	9,800
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.310%, 09/07/10	8,000
10,000	Schertz-Seguin Local Government Corp., Series SG 151, Rev., VRDO, AGM, LIQ: Societe Generale, 0.280%, 09/01/10	10,000
		27,800
	Virginia — 0.4%
14,000	Albermarle County EDA, Martha Jefferson Hospital, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	14,000
	Total Daily Demand Notes (Cost $382,120)	382,120
Municipal Bonds — 11.9%
	Connecticut — 0.6%
20,000	City of Hartford, GO, BAN, 2.500%, 04/14/11	20,248
	New Hampshire — 0.3%
10,000	County of Carroll, GO, TAN, 1.500%, 12/31/10	10,023
	New Jersey — 3.0%
13,531	City of Rahway, GO, BAN, 1.000%, 10/29/10	13,538
22,646	County of Passaic, GO, BAN, 1.500%, 04/12/11	22,764
28,005	Township of Cherry Hill, GO, BAN, 2.000%, 10/19/10	28,053
24,370	Township of Livingston, GO, BAN, 1.250%, 01/24/11	24,450
14,320	Township of Marlboro, GO, BAN, 1.000%, 10/15/10	14,330
		103,135
	New York — 4.3%
11,690	Addison Central School District, GO, BAN, 1.500%, 09/24/10 (m)	11,765
10,000	Board of Cooperative Educational Services for the Sole Supervisory District, Rev., RAN, 1.500%, 12/30/10	10,023
10,890	Byron-Bergen Central School District, GO, BAN, 1.500%, 05/26/11	10,954
17,000	Camden Central School District, GO, BAN, 2.000%, 07/22/11	17,145
15,000	Elmira City School District, GO, BAN, 1.500%, 02/17/11	15,052
15,085	Greene Central School District, GO, BAN, 1.750%, 06/30/11	15,134
16,862	Moravia Central School District, GO, BAN, 2.000%, 06/24/11	16,966
13,253	North Tonawanda City School District, GO, BAN, 2.000%, 09/23/10	13,261
21,306	Schenectady City School District, GO, BAN, 2.000%, 07/08/11	21,460
19,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	19,150
		150,910
	Ohio — 0.9%
16,350	City of Akron, Various Purpose, GO, BAN, 1.250%, 12/09/10	16,372
16,000	City of Marysville, Waste Water Treatment, GO, 1.250%, 06/01/11	16,059
		32,431
	Texas — 2.8%
96,900	State of Texas, Rev., TRAN, 2.000%, 08/31/11	98,483
	Total Municipal Bonds (Cost $415,230)	415,230
Quarterly Demand Note — 0.3%
	Pennsylvania — 0.3%
10,000	Hamburg Area School District, GO, VAR, 1.530%, 05/15/11 (Cost $10,052)	10,052
Weekly Demand Notes — 68.3%
	Arizona — 0.7%
25,900	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	25,900
	California — 3.4%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.310%, 09/07/10	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   61

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
7,480	City of San Jose, Series 760, GO, VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	7,480
11,395	Macon Trust Various Certificates, Special Tax, Series 2007-336, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.440%, 09/07/10	11,395
20,000	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.300%, 09/07/10	20,000
26,000	Nuveen California Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	26,000
22,215	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 09/07/10	22,215
15,955	Wells Fargo Stage Trust, Floater Certificates, Series 15-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.350%, 09/07/10 (e)	15,955
		118,045
	Colorado — 4.8%
	Colorado Housing & Finance Authority, Single Family Mortgage,
15,000	I-B-2 Class Shares, 0.450%, 09/07/10	15,000
13,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.330%, 09/07/10	13,000
25,445	Series B-3, Class 1, Rev., VRDO, AMT, 0.300%, 09/07/10	25,445
15,000	Series B-3, Class I, Rev., VRDO, AMT, 0.300%, 09/07/10	15,000
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.320%, 09/07/10	50,000
	Denver City & County, Airport,
8,200	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.320%, 09/07/10	8,200
14,250	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.320%, 09/07/10	14,250
	Deutsche Bank Spears/Lifers Trust Various States,
4,015	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.330%, 09/07/10	4,015
21,225	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.330%, 09/07/10	21,225
		166,135
	Delaware — 0.3%
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.320%, 09/07/10	10,150
	Florida — 2.0%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 09/07/10	17,800
15,990	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.360%, 09/07/10	15,990
10,165	Greater Orlando Aviation Authority, Multi-Family Housing, Series 2008-067, Rev., VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.520%, 09/07/10	10,165
7,005	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.330%, 09/07/10	7,005
4,675	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	4,675
4,355	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 09/07/10	4,355
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/10	11,270
		71,260
	Georgia — 0.9%
32,670	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.320%, 09/07/10	32,670
	Idaho — 1.8%
	Idaho Housing & Finance Association, Single Family Mortgage,
8,595	Series C, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	8,595
8,450	Series C, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	8,450
10,285	Series D, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	10,285
19,675	Series E, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	19,675
8,665	Series F, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	8,665
5,995	Series F-1, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	5,995
		61,665

SEE NOTES TO FINANCIAL STATEMENTS.

62   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Illinois — 1.6%
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.320%, 09/07/10	2,400
2,321	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.380%, 09/07/10	2,321
11,140	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	11,140
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 09/07/10	10,000
6,930	Illinois Housing Development Authority, Pheasant Ridge Hunter Apartments, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 09/07/10	6,930
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.300%, 09/07/10	10,000
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 09/07/10	4,800
1,330	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.370%, 09/07/10	1,330
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.440%, 09/01/10	7,300
		56,221
	Indiana — 0.4%
9,420	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.300%, 09/07/10	9,420
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.500%, 09/07/10	4,100
		13,520
	Iowa — 0.3%
10,500	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.320%, 09/07/10	10,500
	Kansas — 1.0%
	City of Wichita, FlightSafety International, Inc.,
36,000	Rev., VRDO, 0.320%, 09/07/10	36,000
	Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.440%, 09/01/10	4,600
	Maine — 1.2%
	Maine State Housing Authority,
10,000	Series D, Rev., VRDO, AMT, 0.350%, 09/07/10	10,000
15,000	Series E-1, Rev., VRDO, 0.400%, 09/07/10	15,000
17,800	Series G, Rev., VRDO, AMT, 0.320%, 09/07/10	17,800
		42,800
	Maryland — 1.8%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 09/07/10	5,290
	Maryland Community Development Administration, Residential,
10,900	Series C, Rev., VRDO, 0.300%, 09/07/10	10,900
20,000	Series C, Rev., VRDO, AMT, 0.310%, 09/07/10	20,000
12,150	Series F, Rev., VRDO, AMT, 0.310%, 09/07/10	12,150
15,920	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.360%, 09/07/10 (e)	15,920
		64,260
	Massachusetts — 1.6%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.390%, 03/30/11 (i)	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.330%, 09/07/10 (e)	27,540
10,635	Wells Fargo Stage Trust, Series 37-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.360%, 09/07/10 (e)	10,635
		54,225
	Michigan — 8.2%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.330%, 09/07/10	4,100
12,000	City of Detroit, Series PT-3756, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.550%, 09/07/10	12,000
	Detroit City School District,
12,000	Series PT-3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 0.550%, 09/07/10	12,000
13,500	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	13,500
2,675	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.310%, 09/07/10 (e)	2,675
4,925	Holt Public Schools, GO, VRDO, Q-SBLF, 0.350%, 09/07/10	4,925

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   63

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
2,500	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	2,500
21,200	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Rev., VRDO, 0.390%, 03/30/11 (i)	21,200
	Michigan State Housing Development Authority,
3,735	Series C, Rev., VRDO, LOC: FNMA, 0.310%, 09/07/10	3,735
1,250	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 09/07/10	1,250
9,160	Series D, Rev., VRDO, AMT, 0.350%, 09/07/10	9,160
52,485	Series E, Rev., VRDO, AMT, 0.360%, 09/07/10	52,485
	Michigan State Housing Development Authority, Multi-Family Housing,
24,890	Series C, Rev., VRDO, AMT, 0.350%, 09/07/10	24,890
29,565	Series C, Rev., VRDO, AMT, 0.360%, 09/07/10	29,565
3,120	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA , 0.310%, 09/07/10	3,120
30,000	Michigan Strategic Fund, Van Andel Research, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	30,000
4,625	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 09/07/10	4,625
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 09/07/10	5,000
10,880	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.530%, 09/07/10	10,880
	RBC Municipal Products, Inc. Trust, Floater Certificates,
21,180	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	21,180
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	18,750
		287,540
	Minnesota — 1.1%
7,910	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.360%, 09/07/10	7,910
	Minnesota Housing Finance Agency, Residential Housing,
15,700	Series B, Rev., VRDO, AMT, 0.310%, 09/07/10	15,700
7,355	Series C, Rev., VRDO, AMT, 0.310%, 09/07/10	7,355
6,700	Series F, Rev., VRDO, LIQ: FHLB, 0.310%, 09/07/10	6,700
		37,665
	Missouri — 0.4%
13,805	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 09/07/10	13,805
	Montana — 0.4%
15,360	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.360%, 09/07/10	15,360
	Nevada — 0.7%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.360%, 09/07/10	6,700
16,100	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	16,100
		22,800
	New Jersey — 0.6%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.410%, 09/07/10	6,955
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	14,600
		21,555
	New Mexico — 0.6%
	New Mexico Educational Assistance Foundation, Educational Loans,
10,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.330%, 09/07/10	10,000
9,050	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.330%, 09/07/10	9,050
		19,050
	New York — 2.3%
35,000	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.330%, 09/07/10	35,000

SEE NOTES TO FINANCIAL STATEMENTS.

64   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
17,600	New York City Housing Development Corp., Multi-Family Housing, Queens Family Courthouse Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.300%, 09/07/10	17,600
2,965	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.310%, 09/07/10	2,965
20,000	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/10	20,000
3,300	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.330%, 09/07/10	3,300
		78,865
	North Carolina — 1.1%
13,720	City of Raleigh, Rev., VRDO, 0.400%, 03/30/11 (i)	13,720
8,030	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	8,030
15,000	Montgomery County Industrial Facilities & Pollution Control Financing, Republic Services, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.360%, 09/07/10	15,000
		36,750
	North Dakota — 1.7%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.320%, 09/07/10	27,210
21,500	Series B, Rev., VRDO, 0.340%, 09/07/10	21,500
9,700	Series B, Rev., VRDO, AMT, 0.300%, 09/07/10	9,700
		58,410
	Ohio — 2.3%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 09/07/10	2,215
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 09/07/10	2,600
800	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 09/07/10	800
3,225	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	3,225
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	5,550
13,880	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.320%, 09/07/10	13,880
2,415	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.330%, 09/07/10	2,415
1,200	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 09/07/10	1,200
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
24,575	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/10	24,575
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.320%, 09/07/10	1,050
2,585	Series E, Rev., VRDO, AMT, 0.320%, 09/07/10	2,585
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.320%, 09/07/10	15,150
4,500	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.320%, 09/07/10	4,500
		79,745
	Oregon — 1.1%
14,000	Oregon State Department of Administrative Services, Series ROCS RR II R-11742, COP, VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	14,000
23,600	Oregon State Housing & Community Services Department, Series I, Rev., VRDO, AMT, 0.350%, 09/07/10	23,600
		37,600
	Other Territories — 6.1%
16,280	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.370%, 09/07/10	16,280

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   65

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Other Territories — Continued
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,735	Series M015, Class A, Rev., VRDO, FHLMC, 0.350%, 09/07/10	9,735
58,292	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	58,292
18,440	Series M023, Class A, Rev., VRDO, FHLMC, 0.360%, 09/07/10	18,440
20,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.520%, 09/07/10 (e)	20,000
45,515	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 09/07/10	45,515
27,345	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.450%, 09/07/10	27,345
16,050	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.370%, 09/07/10	16,050
		211,657
	Pennsylvania — 0.9%
7,500	Delaware Valley Regional Financial Authority, Series 2996, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10 (e)	7,500
10,000	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.300%, 09/07/10	10,000
14,000	Nuveen Pennsylvania Premium Income Municipal Fund 2, VRDO, LIQ: Citibank N.A., 0.550%, 09/07/10 (e)	14,000
		31,500
	South Carolina — 0.6%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	5,700
15,000	South Carolina Jobs - EDA, Woodlands at Furman Project, Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 0.300%, 09/07/10	15,000
		20,700
	South Dakota — 1.4%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
31,000	Series C, Rev., VRDO, AMT, 0.360%, 09/07/10	31,000
17,000	Series G, Rev., VRDO, 0.310%, 09/07/10	17,000
		48,000
	Tennessee — 0.6%
8,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 09/07/10	8,000
13,700	Shelby County, Public Improvement School, Series B, GO, VRDO, 0.300%, 09/07/10	13,700
		21,700
	Texas — 6.3%
10,000	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 09/07/10	10,000
25,950	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.320%, 09/07/10	25,950
21,130	Hutto Independent School District, Series 2999, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10 (e)	21,130
18,000	North Texas Tollway Authority, Series ROCS RR II R-11845, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	18,000
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.440%, 09/01/10	5,200
12,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 09/14/10	12,470
	State of Texas, Veterans Housing Assistance Fund,
10,130	Series B, GO, VRDO, 0.300%, 09/07/10	10,130
11,085	Series D, GO, VRDO, LOC: Sumitomo Trust & Banking Co., 0.320%, 09/07/10	11,085
11,475	Series II-A, GO, VRDO, 0.320%, 09/07/10	11,475
31,970	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	31,970
27,300	Tarrant County Cultural Education Facilities Finance Corp., Health Resources, Series F, Rev., VRDO, 0.310%, 09/07/10	27,300
14,700	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Rev., VRDO, LOC: FNMA, 0.350%, 09/07/10	14,700
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 09/07/10	14,040
6,355	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	6,355
		219,805

SEE NOTES TO FINANCIAL STATEMENTS.

66   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Utah — 2.6%
10,280	North Davis County Sewer District, Series ROCS RR II R-11817, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	10,280
	Utah Housing Corp., Single Family Mortgage,
6,725	Series A, Rev., VRDO, 0.350%, 09/07/10	6,725
9,540	Series A-2, Rev., VRDO, 0.350%, 09/07/10	9,540
15,800	Series C, Class I, Rev., VRDO, 0.350%, 09/07/10	15,800
5,145	Series C-1, Rev., VRDO, 0.350%, 09/07/10	5,145
11,935	Series E, Class I, Rev., VRDO, 0.350%, 09/07/10	11,935
11,800	Series F, Rev., VRDO, 0.350%, 09/07/10	11,800
20,900	Utah Water Finance Agency, Series B-3, Rev., VRDO, 0.330%, 09/07/10	20,900
		92,125
	Vermont — 0.7%
25,485	Vermont Student Assistance Corp., Series B-1, Rev., VRDO, LOC: Bank of New York, 0.300%, 09/07/10	25,485
	Virginia — 1.3%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.420%, 03/30/11 (i)	12,000
20,155	Norfolk EDA, Sentra Healthcare, Rev., VRDO, 0.420%, 03/30/11 (i)	20,155
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.360%, 09/07/10	12,750
		44,905
	Washington — 0.9%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 09/07/10	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 09/07/10	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 09/07/10	14,000
		31,185
	West Virginia — 0.3%
5,580	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	5,580
6,050	West Virginia EDA, Appalachian Power Co., Series A, Rev., VRDO, LOC: Royal Bank of Scotland, 0.300%, 09/07/10	6,050
		11,630
	Wisconsin — 3.2%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, 0.360%, 09/07/10 (e)	16,795
	Wisconsin Housing & EDA,
5,010	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.340%, 09/07/10 (e)	5,010
9,700	Series A, Rev., VRDO, 0.360%, 09/07/10	9,700
29,175	Series C, Rev., VRDO, 0.330%, 09/07/10	29,175
5,690	Series C, Rev., VRDO, 0.350%, 09/07/10	5,690
23,300	Series C, Rev., VRDO, 0.360%, 09/07/10	23,300
20,590	Series ROCS RR II R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 09/07/10	20,590
		110,260
	Wyoming — 1.0%
	Wyoming Community Development Authority,
14,000	Series 4, Rev., VRDO, AMT, LOC: FNMA, 0.360%, 09/07/10	14,000
10,000	Series 5, Rev., VRDO, AMT, LOC: FNMA, 0.360%, 09/07/10	10,000
12,000	Series 8, Rev., VRDO, AMT, LOC: FNMA, 0.360%, 09/07/10	12,000
		36,000
	Total Weekly Demand Notes (Cost $2,382,048)	2,382,048
	Total Investments — 99.9% (Cost $3,485,566)*	3,485,566
	Other Assets in Excess of Liabilities — 0.1%	2,646
	NET ASSETS — 100.0%	$3,488,212

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   67

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

AGC—	Insured by Assured Guaranty Corp.

AGM—	Insured by Assured Guaranty Municipal Corp.

AMBAC—	Insured by American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BAN—	Bond Anticipation Note

BHAC—	Insured by Berkshire Hathaway Assurance Corp.

CCRC—	Congregate Care Retirement Center

COLL—	Collateral

COP—	Certificate of Participation

CR—	Custodial Receipts

DN—	Discount Notes

EAGLE—	Earnings of accrual generated on local tax-exempt securities

EDA—	Economic Development Authority

FGIC—	Insured by Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLB—	Federal Home Loan Bank

FHLMC —	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

GNMA—	Government National Mortgage Association

GO —	General Obligation

GTD —	Guaranteed

IBC—	Insured Bond Certificates

ICC—	Insured Custody Certificates

IDA—	Industrial Development Authority

IDB—	Industrial Development Bank

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Insured by Municipal Bond Insurance Corp.

MERLOTS—	Municipal Exempt Receipts Liquidity Optional Tender

NATL—	Insured by National Public Finance Guarantee Corp.

OASBO—	Ohio Association of School Business Officials

PCR—	Pollution Control Revenue

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Bond Loan Fund

RAN—	Revenue Anticipation Note

RE—	Reinsured

Rev.—	Revenue

ROCS—	Reset Option Certificates

SCSDE—	South Carolina School District Enhancement

TAN—	Tax Anticipation Note

TCRS—	Transferable Custodial Receipts

TRAN—	Tax & Revenue Anticipation Note

UPMC—	University of Pittsburgh Medical Center

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2010.

XLCA—	Insured by XL Capital Assurance

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next demand date or final maturity date.

(˜)—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*—	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

68   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   69

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$122,044,797		$7,494,281	$53,145,930	$6,956,844
Repurchase agreements, at value	17,380,366		2,496,480	21,537,212	7,526,668
Total investment securities, at value	139,425,163		9,990,761	74,683,142	14,483,512
Cash	—	(a)	1	1	1
Receivables:
Interest and dividends	47,588		3,669	21,711	12,530
Total Assets	139,472,751		9,994,431	74,704,854	14,496,043

LIABILITIES:
Payables:
Dividends	8,536		60	1,467	107
Investment securities purchased	1,178,623		97,976	—	—
Fund shares redeemed	50		—	—	—
Accrued liabilities:
Investment advisory fees	9,109		645	4,843	962
Administration fees	7,619		514	3,930	800
Shareholder servicing fees	6,341		965	3,156	706
Distribution fees	1		58	7	6
Custodian and accounting fees	1,721		223	1,134	253
Trustees’ and Chief Compliance Officer’s fees	23		2	6	2
Other	1,507		408	1,286	398
Total Liabilities	1,213,530		100,851	15,829	3,234
Net Assets	$138,259,221		$9,893,580	$74,689,025	$14,492,809

SEE NOTES TO FINANCIAL STATEMENTS.

70   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$138,256,335	$9,893,147	$74,683,124	$14,492,273
Accumulated undistributed net investment income	1,245	44	7,425	720
Accumulated net realized gains (losses)	1,641	389	(1,524)	(184)
Total Net Assets	$138,259,221	$9,893,580	$74,689,025	$14,492,809

Net Assets:
Class B	$5,140	$12,246	$—	$953
Class C	8,119	339,875	—	152,448
Agency	11,855,468	400,206	8,532,917	1,631,968
Capital	80,840,615	2,620,534	37,071,390	—
Cash Management	464,022	—	—	—
Direct	1,165,018	—	262,712	1,148,800
Eagle	1,272,981	—	—	—
E*Trade	—	184,420	—	—
Institutional Class	31,300,563	1,916,088	17,356,321	8,032,203
Investor	575,555	623,388	3,581,087	669,569
Morgan	3,322,971	2,928,801	2,151,582	929,751
Premier	4,503,152	321,931	5,191,807	713,880
Reserve	1,946,463	302,775	45,055	1,213,137
Service	999,154	243,316	496,154	100
Total	$138,259,221	$9,893,580	$74,689,025	$14,492,809

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class B	5,141	12,246	—	954
Class C	8,118	339,832	—	152,444
Agency	11,855,161	400,190	8,532,141	1,631,790
Capital	80,838,626	2,620,349	37,067,855	—
Cash Management	464,018	—	—	—
Direct	1,165,008	—	262,726	1,148,815
Eagle	1,272,971	—	—	—
E*Trade	—	184,414	—	—
Institutional Class	31,300,608	1,915,989	17,355,085	8,031,804
Investor	575,549	623,358	3,581,303	669,573
Morgan	3,322,530	2,928,547	2,151,252	929,739
Premier	4,502,905	321,894	5,191,562	713,917
Reserve	1,946,413	302,853	45,032	1,213,075
Service	999,144	243,306	496,139	100
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$122,044,797	$7,494,281	$53,145,930	$6,956,844
Cost of repurchase agreements	17,380,366	2,496,480	21,537,212	7,526,668

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   71

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$10,634,841	$19,801,154	$23,702,571	$3,485,566
Cash	1	1	27	3
Receivables:
Investment securities sold	—	—	324,240	—
Fund shares sold	5,924	—	—	—
Interest and dividends	5,240	10,015	15,205	3,873
Total Assets	10,646,006	19,811,170	24,042,043	3,489,442

LIABILITIES:
Payables:
Dividends	224	90	1,299	50
Investment securities purchased	1,072,714	999,608	320,772	—
Fund shares redeemed	2,998	—	—	—
Accrued liabilities:
Investment advisory fees	651	1,239	1,631	248
Administration fees	530	1,084	1,381	210
Shareholder servicing fees	459	128	1,741	427
Distribution fees	—	—	7	—
Custodian and accounting fees	164	464	360	54
Trustees’ and Chief Compliance Officer’s fees	1	3	4	15
Printing and mailing costs	—	62	120	143
Other	99	307	298	83
Total Liabilities	1,077,840	1,002,985	327,613	1,230
Net Assets	$9,568,166	$18,808,185	$23,714,430	$3,488,212

SEE NOTES TO FINANCIAL STATEMENTS.

72   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$9,566,888	$18,806,697	$23,709,836	$3,488,431
Accumulated undistributed net investment income	1,598	1,955	2,702	307
Accumulated net realized gains (losses)	(320)	(467)	1,892	(526)
Total Net Assets	$9,568,166	$18,808,185	$23,714,430	$3,488,212

Net Assets:
Agency	$884,921	$1,770,525	$943,157	$73,421
Capital	—	7,893,197	—	—
Direct	—	—	100	—
Eagle	—	—	1,054,490	—
E*Trade	—	—	—	1,504,880
Institutional Class	7,836,085	6,197,991	12,615,950	1,039,057
Morgan	150,351	1,241,041	480,162	315,049
Premier	687,458	1,634,558	2,800,252	128,762
Reserve	9,351	70,773	5,820,319	118,078
Service	—	100	—	308,965
Total	$9,568,166	$18,808,185	$23,714,430	$3,488,212

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Agency	884,883	1,770,335	943,257	73,438
Capital	—	7,892,881	—	—
Direct	—	—	100	—
Eagle	—	—	1,054,560	—
E*Trade	—	—	—	1,504,901
Institutional Class	7,835,321	6,197,213	12,613,435	1,039,202
Morgan	150,347	1,241,037	480,282	315,030
Premier	687,391	1,634,395	2,799,441	128,778
Reserve	9,351	70,647	5,818,306	118,053
Service	—	100	—	309,019
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$10,634,841	$19,801,154	$23,702,571	$3,485,566

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   73

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$226,908	$17,481		$89,369	$16,574
Income from interfund lending (net)	—	—	(a)	—	—
Total investment income	226,908	17,481		89,369	16,574

EXPENSES:
Investment advisory fees	55,669	4,058		28,664	5,954
Administration fees	46,825	3,412		24,121	5,011
Distribution fees	7,438	4,791		2,558	2,385
Shareholder servicing fees	67,383	10,376		41,229	12,342
Custodian and accounting fees	2,494	296		1,198	263
Interest expense to affiliates	— (a)	—	(a)	— (a)	—
Professional fees	791	76		478	87
Trustees’ and Chief Compliance Officer’s fees	801	56		247	98
Printing and mailing costs	348	307		358	106
Registration and filing fees	280	90		238	74
Transfer agent fees	1,921	274		836	248
Other	427	49		363	93
Total expenses	184,377	23,785		100,290	26,661
Less amounts waived	(39,708)	(10,275)		(26,783)	(10,719)
Less earnings credits	(1)	(1)		(8)	(2)
Net expenses	144,668	13,509		73,499	15,940
Net investment income (loss)	82,240	3,972		15,870	634

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from
investments in non-affiliates	1,191	363		950	351
Change in net assets resulting from operations	$83,431	$4,335		$16,820	$985

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,313		$13,841		$35,289	$7,897

EXPENSES:
Investment advisory fees	4,220		7,008		9,359	1,676
Administration fees	3,549		5,901		7,879	1,410
Distribution fees	158		928		7,977	6,077
Shareholder servicing fees	6,580		11,230		21,718	4,706
Custodian and accounting fees	196		363		413	83
Interest expense to affiliates	—		—	(a)	2	—	(a)
Professional fees	58		105		82	42
Trustees’ and Chief Compliance Officer’s fees	58		112		134	23
Printing and mailing costs	100		44		117	147
Registration and filing fees	53		36		61	34
Transfer agent fees	170		304		300	27
Other	36		58		108	26
Total expenses	15,178		26,089		48,150	14,251
Less amounts waived	(3,859)		(12,248)		(18,945)	(7,821)
Less earnings credits	—	(a)	—	(a)	(1)	—	(a)
Net expenses	11,319		13,841		29,204	6,430
Net investment income (loss)	994		—	(a)	6,085	1,467

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from
investments in non-affiliates	243		260		1,094	(561)
Change in net assets resulting from operations	$1,237		$260		$7,179	$906

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,240	$514,427	$3,972	$32,499
Net realized gain (loss)	1,191	450	363	26
Change in net assets resulting from operations	83,431	514,877	4,335	32,525

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net investment income	— (a)	— (a)	(1)	(1)
Class C
From net investment income	— (a)	— (a)	(19)	(10)
Agency
From net investment income	(3,852)	(33,958)	(129)	(1,126)
Capital
From net investment income	(57,657)	(326,184)	(2,037)	(16,905)
Cash Management
From net investment income	(22)	(2)	—	—
Direct (b)
From net investment income	(192)	(203)	—	—
Eagle (c)
From net investment income	(19)	—	—	—
E*Trade
From net investment income	—	—	(46)	(23)
Institutional Class
From net investment income	(19,863)	(132,155)	(1,516)	(9,190)
Investor (d)
From net investment income	(29)	(1)	(29)	(870)
Morgan
From net investment income	(174)	(7,855)	(150)	(3,030)
Premier
From net investment income	(271)	(12,603)	(14)	(917)
Reserve
From net investment income	(110)	(1,465)	(17)	(425)
Service (d)
From net investment income	(51)	(1)	(14)	(2)
Total distributions to shareholders	(82,240)	(514,427)	(3,972)	(32,499)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(14,299,048)	(13,332,107)	(2,190,479)	(1,417,268)

NET ASSETS:
Change in net assets	(14,297,857)	(13,331,657)	(2,190,116)	(1,417,242)
Beginning of period	152,557,078	165,888,735	12,083,696	13,500,938
End of period	$138,259,221	$152,557,078	$9,893,580	$12,083,696
Accumulated undistributed net investment income	$1,245	$1,245	$44	$44

(a)	Amount rounds to less than $1,000.

(b)	Commencement of offering of class of shares effective July 17, 2009 for Prime Money Market Fund.

(c)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

(d)	Commencement of offering of class of shares effective July 1, 2009 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

76   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,870	$183,687	$634	$13,850
Net realized gain (loss)	950	4,076	351	147
Change in net assets resulting from operations	16,820	187,763	985	13,997

DISTRIBUTIONS TO SHAREHOLDERS:
Class B
From net realized gains	—	—	— (a)	—
Class C
From net realized gains	—	—	(5)	—
Agency
From net investment income	(123)	(15,141)	— (a)	(1,051)
From net realized gains	(740)	—	(92)	—
Capital
From net investment income	(12,648)	(123,110)	—	—
From net realized gains	(3,342)	—	—	—
Direct (b)
From net investment income	—	(6)	—	— (a)
From net realized gains	(20)	—	(45)	—
Institutional Class
From net investment income	(3,099)	(43,605)	(634)	(12,770)
From net realized gains	(1,435)	—	(374)	—
Investor (c)
From net investment income	— (a)	—	—	(3)
From net realized gains	(318)	—	(32)	—
Morgan
From net investment income	— (a)	(302)	— (a)	— (a)
From net realized gains	(190)	—	(45)	—
Premier
From net investment income	— (a)	(1,523)	— (a)	(26)
From net realized gains	(456)	—	(35)	—
Reserve
From net investment income	— (a)	— (a)	— (a)	—
From net realized gains	(5)	—	(54)	—
Service (c)
From net investment income	— (a)	—	—	—
From net realized gains	(44)	—	— (a)	—
Total distributions to shareholders	(22,420)	(183,687)	(1,316)	(13,850)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(3,265,351)	(21,860,022)	(654,450)	(6,074,546)

NET ASSETS:
Change in net assets	(3,270,951)	(21,855,946)	(654,781)	(6,074,399)
Beginning of period	77,959,976	99,815,922	15,147,590	21,221,989
End of period	$74,689,025	$77,959,976	$14,492,809	$15,147,590
Accumulated undistributed net investment income	$7,425	$7,425	$720	$720

(a)	Amount rounds to less than $1,000.

(b)	Commencement of offering of class of shares effective July 17, 2009.

(c)	Commencement of offering of class of shares effective July 1, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$994	$26,100	$— (a)	$5,119
Net realized gain (loss)	243	396	260	178
Change in net assets resulting from operations	1,237	26,496	260	5,297

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	—	(1,560)	—	(29)
From net realized gains	(99)	—	(84)	—
Capital
From net investment income	—	—	—	(3,310)
From net realized gains	—	—	(313)	—
Institutional Class
From net investment income	(994)	(24,203)	—	(1,780)
From net realized gains	(771)	—	(259)	—
Morgan
From net investment income	—	(5)	—	—
From net realized gains	(14)	—	(63)	—
Premier
From net investment income	—	(332)	—	—
From net realized gains	(70)	—	(82)	—
Reserve
From net realized gains	(5)	—	(8)	—
Service (b)
From net realized gains	—	—	— (a)	—
Total distributions to shareholders	(1,953)	(26,100)	(809)	(5,119)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(2,101,384)	(10,124,828)	2,609,745	(17,008,420)

NET ASSETS:
Change in net assets	(2,102,100)	(10,124,432)	2,609,196	(17,008,242)
Beginning of period	11,670,266	21,794,698	16,198,989	33,207,231
End of period	$9,568,166	$11,670,266	$18,808,185	$16,198,989
Accumulated undistributed net investment income	$1,598	$1,598	$1,955	$1,955

(a)	Amount rounds to less than $1,000.

(b)	Commencement of offering of class of shares effective July 1, 2009 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

78   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,085	$37,159	$1,467	$5,421
Net realized gain (loss)	1,094	2,610	(561)	33
Change in net assets resulting from operations	7,179	39,769	906	5,454

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(356)	(2,398)	(71)	(339)
From net realized gains	(80)	—	—	—
Direct (b)
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	—	—	—
Eagle (c)
From net investment income	(47)	—	—	—
From net realized gains	(31)	—	—	—
E*Trade
From net investment income	—	—	(138)	(177)
Institutional Class
From net investment income	(7,354)	(31,365)	(1,381)	(4,127)
From net realized gains	(1,004)	—	—	—
Morgan
From net investment income	(58)	(177)	(12)	(486)
From net realized gains	(39)	—	—	—
Premier
From net investment income	(326)	(2,815)	(4)	(197)
From net realized gains	(217)	—	—	—
Reserve
From net investment income	(662)	(386)	(5)	(97)
From net realized gains	(441)	—	—	—
Service
From net investment income	—	—	(13)	(1)
Total distributions to shareholders	(10,615)	(37,141)	(1,624)	(5,424)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	702,045	(6,971,787)	(834,360)	1,680,045

NET ASSETS:
Change in net assets	698,609	(6,969,159)	(835,078)	1,680,075
Beginning of period	23,015,821	29,984,980	4,323,290	2,643,215
End of period	$23,714,430	$23,015,821	$3,488,212	$4,323,290
Accumulated undistributed net investment income	$2,702	$5,420	$307	$464

(a)	Amount rounds to less than $1,000.

(b)	Commencement of offering of class of shares effective July 17, 2009 for Tax Free Money Market Fund.

(c)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$924	$3,333	$2,042	$8,122
Dividends and distributions reinvested	— (a)	— (a)	1	1
Cost of shares redeemed	(2,716)	(10,110)	(7,510)	(25,192)
Change in net assets from Class B capital transactions	$(1,792)	$(6,777)	$(5,467)	$(17,069)
Class C
Proceeds from shares issued	$5,784	$9,037	$104,484	$211,333
Dividends and distributions reinvested	— (a)	— (a)	19	10
Cost of shares redeemed	(4,389)	(13,371)	(185,192)	(259,517)
Change in net assets from Class C capital transactions	$1,395	$(4,334)	$(80,689)	$(48,174)
Agency
Proceeds from shares issued	$214,301,046	$305,617,923	$1,711,931	$3,074,934
Dividends and distributions reinvested	2,684	23,938	110	832
Cost of shares redeemed	(213,789,522)	(308,892,343)	(1,620,438)	(3,218,653)
Change in net assets from Agency capital transactions	$514,208	$(3,250,482)	$91,603	$(142,887)
Capital
Proceeds from shares issued	$325,161,252	$751,539,175	$11,452,246	$34,301,756
Dividends and distributions reinvested	30,849	165,794	1,834	15,267
Cost of shares redeemed	(331,170,951)	(747,348,654)	(12,787,609)	(34,316,572)
Change in net assets from Capital capital transactions	$(5,978,850)	$4,356,315	$(1,333,529)	$451
Cash Management
Proceeds from shares issued	$24,780,292	$1,447,362	$—	$—
Dividends and distributions reinvested	22	2	—	—
Cost of shares redeemed	(24,701,805)	(1,395,934)	—	—
Change in net assets from Cash Management capital transactions	$78,509	$51,430	$—	$—
Direct (b)
Proceeds from shares issued	$1,207,371	$1,793,147	$—	$—
Dividends and distributions reinvested	—	2	—	—
Cost of shares redeemed	(1,051,718)	(783,794)	—	—
Change in net assets from Direct capital transactions	$155,653	$1,009,355	$—	$—
Eagle (c)
Proceeds from shares issued	$1,437,577	$—	$—	$—
Dividends and distributions reinvested	19	—	—	—
Cost of shares redeemed	(164,625)	—	—	—
Change in net assets from Eagle capital transactions	$1,272,971	$—	$—	$—
E*Trade
Proceeds from shares issued	$—	$—	$60,815	$265,776
Dividends and distributions reinvested	—	—	46	23
Cost of shares redeemed	—	—	(55,827)	(88,180)
Change in net assets from E*Trade capital transactions	$—	$—	$5,034	$177,619

SEE NOTES TO FINANCIAL STATEMENTS.

80   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS (continued):
Institutional Class
Proceeds from shares issued	$105,961,532	$260,198,617	$7,825,394	$18,118,946
Dividends and distributions reinvested	11,685	56,482	1,384	8,541
Cost of shares redeemed	(113,726,011)	(266,923,284)	(8,349,443)	(17,736,043)
Change in net assets from Institutional Class capital transactions	$(7,752,794)	$(6,668,185)	$(522,665)	$391,444
Investor (d)
Proceeds from shares issued	$269,210	$832,523	$1,103,696	$1,444,816
Dividends and distributions reinvested	29	1	12	251
Cost of shares redeemed	(307,656)	(218,558)	(1,052,732)	(1,586,815)
Change in net assets from Investor capital transactions	$(38,417)	$613,966	$50,976	$(141,748)
Morgan
Proceeds from shares issued	$147,832,443	$573,626,048	$861,976	$2,059,725
Dividends and distributions reinvested	103	3,569	147	2,970
Cost of shares redeemed	(148,402,009)	(577,676,712)	(1,074,720)	(2,488,484)
Change in net assets from Morgan capital transactions	$(569,463)	$(4,047,095)	$(212,597)	$(425,789)
Premier
Proceeds from shares issued	$88,449,337	$361,226,928	$572,636	$1,793,654
Dividends and distributions reinvested	113	4,840	6	674
Cost of shares redeemed	(89,798,707)	(366,267,785)	(568,127)	(2,137,827)
Change in net assets from Premier capital transactions	$(1,349,257)	$(5,036,017)	$4,515	$(343,499)
Reserve
Proceeds from shares issued	$93,458,065	$277,832,557	$40,344,678	$129,071,927
Dividends and distributions reinvested	61	882	2	51
Cost of shares redeemed	(94,081,192)	(279,191,011)	(40,422,866)	(129,523,883)
Change in net assets from Reserve capital transactions	$(623,066)	$(1,357,572)	$(78,186)	$(451,905)
Service (d)
Proceeds from shares issued	$514,089	$1,421,245	$33,072,642	$111,095,138
Dividends and distributions reinvested	51	1	2	— (a)
Cost of shares redeemed	(522,285)	(413,957)	(33,182,118)	(111,510,849)
Change in net assets from Service capital transactions	$(8,145)	$1,007,289	$(109,474)	$(415,711)

Total change in net assets from capital transactions	$(14,299,048)	$(13,332,107)	$(2,190,479)	$(1,417,268)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class B
Issued	924	3,333	2,042	8,122
Reinvested	— (a)	— (a)	1	1
Redeemed	(2,716)	(10,110)	(7,510)	(25,192)
Change in Class B Shares	(1,792)	(6,777)	(5,467)	(17,069)
Class C
Issued	5,784	9,037	104,484	211,333
Reinvested	— (a)	— (a)	19	10
Redeemed	(4,389)	(13,371)	(185,192)	(259,517)
Change in Class C Shares	1,395	(4,334)	(80,689)	(48,174)
Agency
Issued	214,301,046	305,617,923	1,711,931	3,074,934
Reinvested	2,684	23,938	110	832
Redeemed	(213,789,522)	(308,892,343)	(1,620,438)	(3,218,653)
Change in Agency Shares	514,208	(3,250,482)	91,603	(142,887)
Capital
Issued	325,161,252	751,539,175	11,452,246	34,301,756
Reinvested	30,849	165,794	1,834	15,267
Redeemed	(331,170,951)	(747,348,654)	(12,787,609)	(34,316,572)
Change in Capital Shares	(5,978,850)	4,356,315	(1,333,529)	451
Cash Management
Issued	24,780,292	1,447,362	—	—
Reinvested	22	2	—	—
Redeemed	(24,701,805)	(1,395,934)	—	—
Change in Cash Management Shares	78,509	51,430	—	—
Direct (b)
Issued	1,207,371	1,793,147	—	—
Reinvested	—	2	—	—
Redeemed	(1,051,718)	(783,794)	—	—
Change in Direct Shares	155,653	1,009,355	—	—
Eagle (c)
Issued	1,437,577	—	—	—
Reinvested	19	—	—	—
Redeemed	(164,625)	—	—	—
Change in Eagle Shares	1,272,971	—	—	—
E*Trade
Issued	—	—	60,815	265,776
Reinvested	—	—	46	23
Redeemed	—	—	(55,827)	(88,180)
Change in E*Trade Shares	—	—	5,034	177,619

SEE NOTES TO FINANCIAL STATEMENTS.

82   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS (continued):
Institutional Class
Issued	105,961,532	260,198,617	7,825,394	18,118,946
Reinvested	11,685	56,482	1,384	8,541
Redeemed	(113,726,011)	(266,923,284)	(8,349,443)	(17,736,043)
Change in Institutional Class Shares	(7,752,794)	(6,668,185)	(522,665)	391,444
Investor (d)
Issued	269,210	832,523	1,103,696	1,444,816
Reinvested	29	1	12	251
Redeemed	(307,656)	(218,558)	(1,052,732)	(1,586,815)
Change in Investor Shares	(38,417)	613,966	50,976	(141,748)
Morgan
Issued	147,832,443	573,626,048	861,976	2,059,725
Reinvested	103	3,569	147	2,970
Redeemed	(148,402,009)	(577,676,712)	(1,074,720)	(2,488,484)
Change in Morgan Shares	(569,463)	(4,047,095)	(212,597)	(425,789)
Premier
Issued	88,449,337	361,226,928	572,636	1,793,654
Reinvested	113	4,840	6	674
Redeemed	(89,798,707)	(366,267,785)	(568,127)	(2,137,827)
Change in Premier Shares	(1,349,257)	(5,036,017)	4,515	(343,499)
Reserve
Issued	93,458,065	277,832,557	40,344,678	129,071,927
Reinvested	61	882	2	51
Redeemed	(94,081,192)	(279,191,011)	(40,422,866)	(129,523,883)
Change in Reserve Shares	(623,066)	(1,357,572)	(78,186)	(451,905)
Service (d)
Issued	514,089	1,421,245	33,072,642	111,095,138
Reinvested	51	1	2	— (a)
Redeemed	(522,285)	(413,957)	(33,182,118)	(111,510,849)
Change in Service Shares	(8,145)	1,007,289	(109,474)	(415,711)

(a)	Amount rounds to less than 1,000 (shares or dollars).

(b)	Commencement of offering of class of shares effective July 17, 2009 for Prime Money Market Fund.

(c)	Commencement of offering of class of shares effective May 10, 2010 for Prime Money Market Fund.

(d)	Commencement of offering of class of shares effective July 1, 2009 for Prime Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class B
Proceeds from shares issued	$—	$—	$161	$249
Dividends and distributions reinvested	—	—	— (a)	—
Cost of shares redeemed	—	—	(400)	(871)
Change in net assets from Class B capital transactions	$—	$—	$(239)	$(622)
Class C
Proceeds from shares issued	$—	$—	$95,296	$61,450
Dividends and distributions reinvested	—	—	5	—
Cost of shares redeemed	—	—	(34,659)	(131,534)
Change in net assets from Class C capital transactions	$—	$—	$60,642	$(70,084)
Agency
Proceeds from shares issued	$150,870,008	$233,555,467	$22,994,863	$45,331,644
Dividends and distributions reinvested	719	13,316	68	757
Cost of shares redeemed	(150,394,188)	(238,290,813)	(23,579,216)	(45,940,801)
Change in net assets from Agency capital transactions	$476,539	$(4,722,030)	$(584,285)	$(608,400)
Capital
Proceeds from shares issued	$141,792,273	$354,912,437	$—	$—
Dividends and distributions reinvested	9,805	78,028	—	—
Cost of shares redeemed	(143,232,288)	(369,503,080)	—	—
Change in net assets from Capital capital transactions	$(1,430,210)	$(14,512,615)	$—	$—
Direct (b)
Proceeds from shares issued	$319,908	$223,275	$1,148,561	$1,684,270
Dividends and distributions reinvested	—	— (a)	—	— (a)
Cost of shares redeemed	(145,779)	(134,678)	(916,462)	(767,554)
Change in net assets from Direct capital transactions	$174,129	$88,597	$232,099	$916,716
Institutional Class
Proceeds from shares issued	$52,982,907	$168,791,783	$20,782,856	$79,491,635
Dividends and distributions reinvested	2,883	29,939	514	5,098
Cost of shares redeemed	(55,468,173)	(173,847,219)	(20,745,661)	(83,547,049)
Change in net assets from Institutional Class capital transactions	$(2,482,383)	$(5,025,497)	$37,709	$(4,050,316)

SEE NOTES TO FINANCIAL STATEMENTS.

84   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS (continued):
Investor (c)
Proceeds from shares issued	$1,497,131	$4,021,274	$603,934	$2,630,050
Dividends and distributions reinvested	317	—	2	1
Cost of shares redeemed	(1,354,629)	(582,790)	(795,627)	(2,894,867)
Change in net assets from Investor capital transactions	$142,819	$3,438,484	$(191,691)	$(264,816)
Morgan
Proceeds from shares issued	$156,621,799	$416,182,797	$72,440,407	$180,532,656
Dividends and distributions reinvested	63	94	13	—
Cost of shares redeemed	(156,777,534)	(418,866,042)	(72,492,045)	(181,199,909)
Change in net assets from Morgan capital transactions	$(155,672)	$(2,683,151)	$(51,625)	$(667,253)
Premier
Proceeds from shares issued	$42,754,189	$110,280,834	$17,313,379	$42,673,439
Dividends and distributions reinvested	83	799	10	8
Cost of shares redeemed	(42,725,066)	(108,507,870)	(17,459,992)	(43,206,322)
Change in net assets from Premier capital transactions	$29,206	$1,773,763	$(146,603)	$(532,875)
Reserve
Proceeds from shares issued	$7,783,815	$24,078,363	$52,993,624	$138,053,968
Dividends and distributions reinvested	1	— (a)	36	—
Cost of shares redeemed	(7,804,181)	(24,194,015)	(53,004,117)	(138,850,964)
Change in net assets from Reserve capital transactions	$(20,365)	$(115,652)	$(10,457)	$(796,996)
Service (c)
Proceeds from shares issued	$5,898,557	$15,011,804	$—	$100
Dividends and distributions reinvested	41	—	— (a)	— (a)
Cost of shares redeemed	(5,898,012)	(15,113,725)	—	— (a)
Change in net assets from Service capital transactions	$586	$(101,921)	$— (a)	$100

Total change in net assets from capital transactions	$(3,265,351)	$(21,860,022)	$(654,450)	$(6,074,546)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class B
Issued	—	—	161	249
Reinvested	—	—	— (a)	—
Redeemed	—	—	(400)	(871)
Change in Class B Shares	—	—	(239)	(622)
Class C
Issued	—	—	95,296	61,450
Reinvested	—	—	5	—
Redeemed	—	—	(34,659)	(131,534)
Change in Class C Shares	—	—	60,642	(70,084)
Agency
Issued	150,870,008	233,555,467	22,994,863	45,331,644
Reinvested	719	13,316	68	757
Redeemed	(150,394,188)	(238,290,813)	(23,579,216)	(45,940,801)
Change in Agency Shares	476,539	(4,722,030)	(584,285)	(608,400)
Capital
Issued	141,792,273	354,912,437	—	—
Reinvested	9,805	78,028	—	—
Redeemed	(143,232,288)	(369,503,080)	—	—
Change in Capital Shares	(1,430,210)	(14,512,615)	—	—
Direct (b)
Issued	319,908	223,275	1,148,561	1,684,270
Reinvested	—	— (a)	—	— (a)
Redeemed	(145,779)	(134,678)	(916,462)	(767,554)
Change in Direct Shares	174,129	88,597	232,099	916,716
Institutional Class
Issued	52,982,907	168,791,783	20,782,856	79,491,635
Reinvested	2,883	29,939	514	5,098
Redeemed	(55,468,173)	(173,847,219)	(20,745,661)	(83,547,049)
Change in Institutional Class Shares	(2,482,383)	(5,025,497)	37,709	(4,050,316)

SEE NOTES TO FINANCIAL STATEMENTS.

86   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS (continued):
Investor (c)
Issued	1,497,131	4,021,274	603,934	2,630,050
Reinvested	317	—	2	1
Redeemed	(1,354,629)	(582,790)	(795,627)	(2,894,867)
Change in Investor Shares	142,819	3,438,484	(191,691)	(264,816)
Morgan
Issued	156,621,799	416,182,797	72,440,407	180,532,656
Reinvested	63	94	13	—
Redeemed	(156,777,534)	(418,866,042)	(72,492,045)	(181,199,909)
Change in Morgan Shares	(155,672)	(2,683,151)	(51,625)	(667,253)
Premier
Issued	42,754,189	110,280,834	17,313,379	42,673,439
Reinvested	83	799	10	8
Redeemed	(42,725,066)	(108,507,870)	(17,459,992)	(43,206,322)
Change in Premier Shares	29,206	1,773,763	(146,603)	(532,875)
Reserve
Issued	7,783,815	24,078,363	52,993,624	138,053,968
Reinvested	1	— (a)	36	—
Redeemed	(7,804,181)	(24,194,015)	(53,004,117)	(138,850,964)
Change in Reserve Shares	(20,365)	(115,652)	(10,457)	(796,996)
Service (c)
Issued	5,898,557	15,011,804	—	100
Reinvested	41	—	— (a)	— (a)
Redeemed	(5,898,012)	(15,113,725)	—	— (a)
Change in Service Shares	586	(101,921)	— (a)	100

(a)	Amount rounds to less than 1,000 (shares or dollars).

(b)	Commencement of offering of class of shares effective July 17, 2009.

(c)	Commencement of offering of class of shares effective July 1, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Month Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Month Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,119,226	$4,683,014	$17,691,386	$30,688,382
Dividends and distributions reinvested	75	993	49	14
Cost of shares redeemed	(1,605,700)	(4,895,765)	(17,442,867)	(31,339,059)
Change in net assets from Agency capital transactions	$(486,399)	$(211,758)	$248,568	$(650,663)
Capital
Proceeds from shares issued	$—	$—	$11,119,647	$16,363,866
Dividends and distributions reinvested	—	—	134	1,896
Cost of shares redeemed	—	—	(9,330,930)	(17,876,463)
Change in net assets from Capital capital transactions	$—	$—	$1,788,851	$(1,510,701)
Institutional Class
Proceeds from shares issued	$12,109,742	$43,898,368	$7,528,742	$16,160,057
Dividends and distributions reinvested	749	9,289	77	597
Cost of shares redeemed	(13,421,581)	(52,976,601)	(6,306,044)	(23,951,892)
Change in net assets from Institutional Class capital transactions	$(1,311,090)	$(9,068,944)	$1,222,775	$(7,791,238)
Morgan
Proceeds from shares issued	$2,588,636	$5,050,009	$36,493,988	$62,915,249
Dividends and distributions reinvested	11	4	38	—
Cost of shares redeemed	(2,609,352)	(5,150,745)	(36,566,160)	(63,705,124)
Change in net assets from Morgan capital transactions	$(20,705)	$(100,732)	$(72,134)	$(789,875)
Premier
Proceeds from shares issued	$816,678	$2,836,367	$43,419,717	$119,799,983
Dividends and distributions reinvested	33	132	29	—
Cost of shares redeemed	(1,001,999)	(3,612,211)	(43,759,485)	(121,454,996)
Change in net assets from Premier capital transactions	$(185,288)	$(775,712)	$(339,739)	$(1,655,013)
Reserve
Proceeds from shares issued	$215,030	$546,386	$106,920	$2,921,228
Dividends and distributions reinvested	5	—	7	—
Cost of shares redeemed	(312,937)	(514,068)	(345,503)	(7,532,258)
Change in net assets from Reserve capital transactions	$(97,902)	$32,318	$(238,576)	$(4,611,030)
Service (b)
Proceeds from shares issued	$—	$—	$—	$100
Dividends and distributions reinvested	—	—	— (a)	—
Change in net assets from Service capital transactions	$—	$—	$— (a)	$100

Total change in net assets from capital transactions	$(2,101,384)	$(10,124,828)	$2,609,745	$(17,008,420)

SEE NOTES TO FINANCIAL STATEMENTS.

88   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Month Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010;	Six Month Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Agency
Issued	1,119,226	4,683,014	17,691,374	30,688,382
Reinvested	75	993	49	14
Redeemed	(1,605,700)	(4,895,765)	(17,442,867)	(31,339,059)
Change in Agency Shares	(486,399)	(211,758)	248,556	(650,663)
Capital
Issued	—	—	11,119,596	16,363,866
Reinvested	—	—	134	1,896
Redeemed	—	—	(9,330,930)	(17,876,463)
Change in Capital Shares	—	—	1,788,800	(1,510,701)
Institutional Class
Issued	12,109,742	43,898,368	7,528,702	16,160,057
Reinvested	749	9,289	77	597
Redeemed	(13,421,581)	(52,976,601)	(6,306,044)	(23,951,892)
Change in Institutional Class Shares	(1,311,090)	(9,068,944)	1,222,735	(7,791,238)
Morgan
Issued	2,588,636	5,050,009	36,493,980	62,915,249
Reinvested	11	4	38	—
Redeemed	(2,609,352)	(5,150,745)	(36,566,160)	(63,705,124)
Change in Morgan Shares	(20,705)	(100,732)	(72,142)	(789,875)
Premier
Issued	816,678	2,836,367	43,419,707	119,799,983
Reinvested	33	132	29	—
Redeemed	(1,001,999)	(3,612,211)	(43,759,485)	(121,454,996)
Change in Premier Shares	(185,288)	(775,712)	(339,749)	(1,655,013)
Reserve
Issued	215,030	546,386	106,920	2,921,228
Reinvested	5	—	7	—
Redeemed	(312,937)	(514,068)	(345,380)	(7,532,258)
Change in Reserve Shares	(97,902)	32,318	(238,453)	(4,611,030)
Service (b)
Issued	—	—	—	100
Reinvested	—	—	— (a)	—
Change in Service Shares	—	—	— (a)	100

(a)	Amount rounds to less than 1,000 (shares or dollars).

(b)	Commencement of offering of class of shares effective July 1, 2009 for 100% U.S. Treasury Securities Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,102,794	$3,292,343	$57,369	$488,132
Dividends and distributions reinvested	148	481	19	61
Cost of shares redeemed	(1,222,081)	(3,642,592)	(113,753)	(430,850)
Change in net assets from Agency capital transactions	$(119,139)	$(349,768)	$(56,365)	$57,343
Direct (b)
Proceeds from shares issued	$—	$100	$—	$—
Dividends and distributions reinvested	— (a)	— (a)	—	—
Change in net assets from Direct capital transactions	$— (a)	$100	$—	$—
Eagle (c)
Proceeds from shares issued	$1,181,904	$—	$—	$—
Dividends and distributions reinvested	78	—	—	—
Cost of shares redeemed	(127,422)	—	—	—
Change in net assets from Eagle capital transactions	$1,054,560	$—	$—	$—
E*Trade
Proceeds from shares issued	$—	$—	$269,185	$744,001
Dividends and distributions reinvested	—	—	138	177
Cost of shares redeemed	—	—	(321,704)	(556,869)
Change in net assets from E*Trade capital transactions	$—	$—	$(52,381)	$187,309
Institutional Class
Proceeds from shares issued	$33,628,365	$38,303,795	$1,953,358	$4,333,619
Dividends and distributions reinvested	2,661	9,877	957	2,788
Cost of shares redeemed	(32,818,162)	(40,251,436)	(2,495,038)	(3,222,240)
Change in net assets from Institutional Class capital transactions	$812,864	$(1,937,764)	$(540,723)	$1,114,167
Morgan
Proceeds from shares issued	$22,164,677	$66,420,507	$264,764	$573,073
Dividends and distributions reinvested	49	85	12	470
Cost of shares redeemed	(22,222,659)	(66,802,812)	(300,875)	(652,949)
Change in net assets from Morgan capital transactions	$(57,933)	$(382,220)	$(36,099)	$(79,406)
Premier
Proceeds from shares issued	$5,535,874	$12,742,221	$115,057	$430,721
Dividends and distributions reinvested	34	158	2	128
Cost of shares redeemed	(6,121,643)	(14,777,054)	(151,852)	(342,252)
Change in net assets from Premier capital transactions	$(585,735)	$(2,034,675)	$(36,793)	$88,597
Reserve
Proceeds from shares issued	$15,411,203	$32,576,908	$9,925,624	$24,541,808
Dividends and distributions reinvested	65	19	2	21
Cost of shares redeemed	(15,813,840)	(34,844,387)	(9,932,640)	(24,554,674)
Change in net assets from Reserve capital transactions	$(402,572)	$(2,267,460)	$(7,014)	$(12,845)
Service
Proceeds from shares issued	$—	$—	$3,695,088	$11,161,613
Dividends and distributions reinvested	—	—	12	— (a)
Cost of shares redeemed	—	—	(3,800,085)	(10,836,733)
Change in net assets from Service capital transactions	$—	$—	$(104,985)	$324,880

Total change in net assets from capital transactions	$702,045	$(6,971,787)	$(834,360)	$1,680,045

SEE NOTES TO FINANCIAL STATEMENTS.

90   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Agency
Issued	1,102,794	3,292,343	57,369	488,132
Reinvested	148	481	19	61
Redeemed	(1,222,081)	(3,642,592)	(113,753)	(430,850)
Change in Agency Shares	(119,139)	(349,768)	(56,365)	57,343
Direct (b)
Issued	—	100	—	—
Reinvested	— (a)	— (a)	—	—
Change in Direct Shares	— (a)	100	—	—
Eagle (c)
Issued	1,181,904	—	—	—
Reinvested	78	—	—	—
Redeemed	(127,422)	—	—	—
Change in Eagle Shares	1,054,560	—	—	—
E*Trade
Issued	—	—	269,185	744,001
Reinvested	—	—	138	177
Redeemed	—	—	(321,704)	(556,869)
Change in E*Trade Shares	—	—	(52,381)	187,309
Institutional Class
Issued	33,628,365	38,303,795	1,953,358	4,333,619
Reinvested	2,661	9,877	957	2,788
Redeemed	(32,818,162)	(40,251,436)	(2,495,038)	(3,222,240)
Change in Institutional Class Shares	812,864	(1,937,764)	(540,723)	1,114,167
Morgan
Issued	22,164,677	66,420,507	264,764	573,073
Reinvested	49	85	12	470
Redeemed	(22,222,659)	(66,802,812)	(300,875)	(652,949)
Change in Morgan Shares	(57,933)	(382,220)	(36,099)	(79,406)
Premier
Issued	5,535,874	12,742,221	115,057	430,721
Reinvested	34	158	2	128
Redeemed	(6,121,643)	(14,777,054)	(151,852)	(342,252)
Change in Premier Shares	(585,735)	(2,034,675)	(36,793)	88,597
Reserve
Issued	15,411,203	32,576,908	9,925,624	24,541,808
Reinvested	65	19	2	21
Redeemed	(15,813,840)	(34,844,387)	(9,932,640)	(24,554,674)
Change in Reserve Shares	(402,572)	(2,267,460)	(7,014)	(12,845)
Service
Issued	—	—	3,695,088	11,161,613
Reinvested	—	—	12	— (a)
Redeemed	—	—	(3,800,085)	(10,836,733)
Change in Service Shares	—	—	(104,985)	324,880

(a)	Amount rounds to less than 1,000 (shares or dollars).

(b)	Commencement of offering of class of shares effective July 17, 2009 for Tax Free Money Market Fund.

(c)	Commencement of offering of class of shares effective May 10, 2010 for Tax Free Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund
Class B
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Class C
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Agency
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.03		—		0.03		(0.03)	1.00

Capital
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
February 19, 2005 (j) through August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.02%.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Includes insurance expense of 0.01%.

(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.01%		$5,140	0.32%		0.01%		1.16%
0.00	(e)	6,932	0.59	(f)	0.00	(e)	1.17
1.62		13,709	0.99	(f)	1.52		1.17
4.28	(g)	7,903	0.97		4.18		1.17
4.31		6,161	0.97		4.26		1.18
1.57		5,907	0.97		3.16		1.18
1.52		5,690	1.11		1.58		1.23

0.01		8,119	0.32		0.01		1.16
0.00	(e)	6,723	0.58	(f)	0.00	(e)	1.17
1.62		11,057	0.99	(f)	1.52		1.17
4.28	(g)	5,887	0.97		4.11		1.17
4.31		1,497	0.97		4.33		1.17
1.57		611	0.97		3.21		1.18
1.52		387	1.11		1.54		1.23

0.03		11,855,468	0.26		0.07		0.31
0.26		11,341,161	0.28	(f)	0.27		0.32
2.34		14,591,611	0.27	(i)	2.27		0.32
5.02	(g)	10,640,542	0.26		4.88		0.32
5.05		10,626,102	0.26		4.95		0.33
1.93		9,357,166	0.26		3.84		0.33
2.37		12,406,388	0.26		2.35		0.33

0.07		80,840,615	0.18		0.15		0.21
0.35		86,818,790	0.18	(i)	0.35		0.22
2.44		82,462,192	0.18	(f)	2.30		0.22
5.12	(g)	43,128,647	0.16		4.98		0.22
5.15		38,644,921	0.16		5.06		0.23
1.98		29,137,733	0.16		3.97		0.23
1.55		27,693,602	0.16		2.96		0.23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund (continued)
Cash Management
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Direct
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
July 17, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00

Eagle
May 10, 2010 (i) through August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.03		—		0.03		(0.03)	1.00

Investor
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.01%.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Commencement of offering of class of shares.

(j)	Includes insurance expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

94   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.01%		$464,022	0.32%		0.01%		0.96%
0.00	(e)	385,509	0.53	(f)	0.00	(e)	0.97
1.63		334,078	0.97	(f)	1.52		0.97
4.28	(g)	323,442	0.96		4.27		0.97
4.32		28,464	0.96		4.19		0.98
1.58		82,930	0.96		3.15		0.98
1.66		97,786	0.96		1.67		0.99

0.02		1,165,018	0.29		0.04		0.31
0.04		1,009,356	0.30		0.04		0.30

0.00	(e)	1,272,981	0.37		0.01		0.71

0.06		31,300,563	0.21		0.11		0.26
0.32		39,053,068	0.22	(f)	0.32		0.27
2.40		45,721,168	0.22	(j)	2.28		0.27
5.08	(g)	28,355,614	0.20		4.95		0.27
5.11		25,408,596	0.20		5.01		0.28
1.96		21,099,369	0.20		3.91		0.28
2.43		21,516,192	0.20		2.36		0.30

0.01		575,555	0.32		0.01		0.51
0.00	(e)	613,967	0.32		0.00	(e)	0.50

0.01		3,322,971	0.32		0.01		0.51
0.10		3,892,404	0.45	(j)	0.13		0.52
2.09		7,939,483	0.52	(j)	2.05		0.52
4.75	(g)	7,199,661	0.51		4.64		0.52
4.79		5,961,657	0.51		4.72		0.53
1.80		3,995,204	0.51		3.61		0.53
2.08		3,771,089	0.55		2.05		0.58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund (continued)
Premier
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (g)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (g)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
July 1, 2009 (h) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(g)	The Fund changed its fiscal year end from August 31 to the last day of February.

(h)	Commencement of offering of class of shares.

(i)	Includes insurance expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

96   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.01%		$4,503,152	0.31%		0.01%		0.46%
0.13		5,852,367	0.42	(e)	0.14		0.47
2.14		10,888,362	0.47	(e)	2.08		0.47
4.82	(f)	9,105,808	0.45		4.72		0.47
4.85		7,844,932	0.45		4.75		0.48
1.83		7,450,365	0.45		3.65		0.48
2.18		8,577,924	0.15		2.22		0.48

0.01		1,946,463	0.32		0.01		0.71
0.04		2,569,511	0.52	(e)	0.04		0.72
1.89		3,927,075	0.72	(e)	1.74		0.72
4.56	(f)	1,901,561	0.70		4.46		0.72
4.59		461,798	0.70		4.49		0.73
1.71		445,119	0.70		3.45		0.73
1.92		304,259	0.70		1.92		0.73

0.01		999,154	0.32		0.01		1.06
0.00	(i)	1,007,290	0.32		0.00	(i)	1.05

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund
Class B
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Class C
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Capital
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.03		—	(d)	0.03		(0.03)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (i)	1.00	0.03		—	(d)	0.03		(0.03)	1.00
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

E*Trade
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
January 8, 2009 (k) through February 28, 2009	1.00	—	(d)	—		—	(d)	— (d)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.02%.

(g)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Includes insurance expense of 0.01%.

(k)	Commencement of offering of class of shares.

(l)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

98   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.01%		$12,246	0.33%		0.01%		1.17%
0.00	(e)	17,713	0.63	(f)	0.00	(e)	1.18
1.71		34,781	0.99	(f)	1.57		1.19
4.29	(g)	19,010	0.98	(h)	4.20		1.18
4.30		18,717	0.97		4.23		1.19
2.01		20,450	0.97		2.97		1.19
1.27		26,999	1.01		1.17		1.44

0.01		339,875	0.33		0.01		1.17
0.00	(e)	420,552	0.59	(f)	0.00	(e)	1.18
1.71		468,725	0.98	(j)	1.74		1.18
4.29	(g)	616,746	0.98	(h)	4.17		1.18
4.29		494,963	0.97		4.20		1.19
2.01		543,064	0.97		3.04		1.19
1.27		347,285	0.97		2.06		1.23

0.04		400,206	0.26		0.09		0.32
0.30		308,594	0.28	(f)	0.31		0.33
2.43		451,480	0.27	(j)	2.42		0.33
5.03	(g)	499,591	0.26		4.86		0.33
5.03		183,392	0.26		4.94		0.34
2.49		206,098	0.26		3.68		0.34
0.96		482,594	0.26		2.68		0.37

0.08		2,620,534	0.18		0.16		0.22
0.40		3,953,966	0.19	(f)	0.39		0.23
2.53		3,953,504	0.18	(f)	2.40		0.23
5.14	(g)	2,441,114	0.16		4.94		0.23
5.14		1,663,573	0.16		5.02		0.24
2.56		1,631,764	0.16		3.73		0.24
0.99		3,102,545	0.16		2.80		0.27

0.03		184,420	0.30		0.05		1.07
0.03		179,380	0.32		0.05		1.06
0.06		1,761	1.03	(l)	0.21		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (g)	1.00	0.03		—	(d)	0.03		(0.03)	1.00
February 19, 2005 (h) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Investor
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (g)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (g)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
February 19, 2005 (h) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (g)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
February 19, 2005 (h) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(g)	The Fund changed its fiscal year end from June 30 to the last day of February.

(h)	Commencement of offering of class of shares.

(i)	Includes insurance expense of 0.01%.

(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

100   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

0.07%		$1,916,088	0.21%		0.13%	0.27%
0.36		2,438,682	0.22	(e)	0.33	0.28
2.49		2,047,234	0.22	(e)	2.36	0.28
5.10	(f)	1,211,750	0.20		5.01	0.28
5.10		1,670,013	0.20		4.96	0.29
2.53		1,882,903	0.20		3.77	0.29
0.98		1,452,881	0.20		2.76	0.32

0.01		623,388	0.34		0.01	0.52
0.12		572,388	0.47	(e)	0.14	0.53
2.17		714,135	0.52	(i)	2.16	0.53
4.77	(f)	745,382	0.51		4.74	0.53
4.77		1,841,427	0.51		4.69	0.54
2.32		1,685,923	0.51		3.44	0.54
1.77		1,962,817	0.52		1.58	0.55

0.01		2,928,801	0.34		0.01	0.62
0.09		3,141,289	0.49	(e)	0.09	0.63
2.09		3,567,073	0.60	(i)	2.05	0.63
4.69	(f)	3,322,087	0.60	(j)	4.57	0.63
4.69		2,783,868	0.59		4.62	0.64
2.26		1,889,908	0.59		3.56	0.64
0.84		253,991	0.59		2.36	0.64

0.01		321,931	0.33		0.01	0.47
0.15		317,407	0.44	(e)	0.16	0.48
2.23		660,906	0.46	(i)	2.27	0.48
4.84	(f)	754,089	0.45		4.68	0.48
4.84		545,911	0.45		4.77	0.49
2.36		316,397	0.45		3.61	0.49
0.89		80,814	0.45		2.52	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	1.00

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	1.00
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	1.00
July 15, 2005 (k) through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	Includes insurance expense of 0.01%.

(g)	Includes a gain resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Amount rounds to less than 0.01%.

(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

0.01%		$302,775	0.33%		0.01%		0.72%
0.05		380,945	0.57	(e)	0.07		0.73
1.98		832,849	0.71	(f)	2.09		0.73
4.57	(g)	1,951,990	0.71	(h)	4.48		0.73
4.58		1,461,304	0.70		4.41		0.74
2.19		2,564,187	0.70		3.25		0.74
1.53		3,569,531	0.75		1.48		0.78

0.01		243,316	0.33		0.01		1.07
0.00	(j)	352,780	0.64	(e)	0.00	(j)	1.08
1.62		768,490	1.07	(e)	1.43		1.09
4.23	(g)	17	1.04		4.14		1.08
4.27		16	1.00		4.19		1.09
1.89		15	1.00		3.00		1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)

Capital
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.03		—		0.03		(0.03)	—		(0.03)
Year Ended June 30, 2005	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)

Direct
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
July 17, 2009 (k) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Investor
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (k) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes insurance expense of 0.01%.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Includes insurance expense of 0.02%.

(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$8,532,917	0.25%		0.00	%(e)	0.31%
1.00	0.13	(f)	8,057,013	0.26		0.14		0.31	(f)
1.00	1.81		12,778,607	0.27	(g)	1.60		0.32
1.00	4.82	(h)	5,168,268	0.26		4.65		0.32
1.00	5.00		3,890,478	0.26		4.91		0.33
1.00	2.48		3,516,960	0.24		3.65		0.33
1.00	1.95		4,045,754	0.24		2.55		0.32

1.00	0.04		37,071,390	0.18		0.07		0.21
1.00	0.21	(f)	38,504,450	0.17		0.22		0.21	(f)
1.00	1.92		53,014,849	0.18	(j)	1.58		0.22
1.00	4.92	(h)	15,643,602	0.16		4.64		0.21
1.00	5.10		6,985,294	0.16		4.94		0.23
1.00	2.54		11,330,299	0.14		3.89		0.23
1.00	2.05		4,529,318	0.14		1.94		0.17

1.00	0.01		262,712	0.25		0.00	(e)	0.31
1.00	0.01	(f)	88,599	0.27		0.01		0.30	(f)

1.00	0.03		17,356,321	0.21		0.04		0.26
1.00	0.18	(f)	19,839,937	0.21		0.18		0.26	(f)
1.00	1.88		24,864,451	0.22	(j)	1.56		0.27
1.00	4.88	(h)	7,023,964	0.20		4.58		0.26
1.00	5.06		2,065,993	0.20		4.94		0.28
1.00	2.50		2,314,372	0.20		3.76		0.28
1.00	0.94		2,017,162	0.20		2.66		0.28

1.00	0.01		3,581,087	0.25		0.00	(e)	0.51
1.00	0.00	(f)	3,438,538	0.25		0.00	(e)	0.50	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (j) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (j) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
July 15, 2005 (j) through February 28, 2006 (i)	1.00	0.02		—		0.02		(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes insurance expense of 0.01%.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,151,582	0.25%		0.00	%(e)	0.61%
1.00	0.01	(f)	2,307,416	0.41		0.01		0.61	(f)
1.00	1.48		4,990,436	0.60	(g)	1.39		0.62
1.00	4.48	(h)	3,356,978	0.59		4.38		0.62
1.00	4.65		3,245,121	0.59		4.58		0.63
1.00	2.24		2,648,298	0.59		3.34		0.63
1.00	0.81		2,445,422	0.59		2.26		0.63

1.00	0.01		5,191,807	0.25		0.00	(e)	0.46
1.00	0.04	(f)	5,162,992	0.35		0.03		0.46	(f)
1.00	1.62		3,389,001	0.46	(g)	1.47		0.47
1.00	4.62	(h)	1,856,533	0.45		4.49		0.47
1.00	4.80		1,624,006	0.45		4.69		0.48
1.00	2.37		1,957,807	0.39		3.56		0.48
1.00	1.79		1,416,600	0.39		1.94		0.44

1.00	0.01		45,055	0.25		0.00	(e)	0.71
1.00	0.00	(e)(f)	65,425	0.43		0.00	(e)	0.71	(f)
1.00	1.37		181,072	0.71	(g)	1.47		0.71
1.00	4.36	(h)	280,327	0.70		4.30		0.72
1.00	4.54		343,592	0.70		4.37		0.73
1.00	2.17		719,836	0.69		3.23		0.73
1.00	0.77		749,475	0.69		2.19		0.73

1.00	0.01		496,154	0.25		0.00	(e)	1.06
1.00	0.00	(f)	495,606	0.39		0.00	(e)	1.06	(f)
1.00	1.04		597,506	1.00	(g)	0.44		1.07
1.00	4.01	(h)	252	1.05		3.00		1.06
1.00	4.23		16	1.00		4.15		1.07
1.00	1.87		15	1.00		2.97		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class B
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (j)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Class C
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (j)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Agency
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (j)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Direct
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
July 17, 2009 (k) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (j)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses incurred from an operational error. The effect was less than 0.01%.

(g)	Includes insurance expense of 0.01%.

(h)	Includes insurance expense of 0.02%.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(j)	The Fund changed its fiscal year end from June 30 to the last day of February.

(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$953	0.22%		0.00	%(e)	1.16%
1.00	0.00	(f)	1,192	0.28	(g)	0.00	(e)	1.16	(f)
1.00	0.58		1,814	0.69	(h)	0.46		1.17
1.00	3.63	(i)	1,542	0.97		3.60		1.17
1.00	4.22		1,528	0.97		4.15		1.18
1.00	1.90		1,819	0.97		2.82		1.19
1.00	1.25		2,358	0.87		1.18		1.42

1.00	0.00	(e)	152,448	0.22		0.00	(e)	1.16
1.00	0.00	(f)	91,807	0.30	(g)	0.00	(e)	1.17	(f)
1.00	0.58		161,891	0.68	(h)	0.44		1.18
1.00	3.63	(i)	93,532	0.97		3.21		1.17
1.00	4.22		28,026	0.97		4.18		1.18
1.00	1.90		21,148	0.97		2.82		1.19
1.00	1.25		27,589	0.96		1.90		1.21

1.00	0.00	(e)	1,631,968	0.22		0.00	(e)	0.31
1.00	0.05	(f)	2,216,299	0.23	(g)	0.05		0.31	(f)
1.00	1.05		2,824,679	0.28	(h)	0.72		0.33
1.00	4.37	(i)	1,019,655	0.26		4.13		0.32
1.00	4.96		896,961	0.26		4.85		0.33
1.00	2.38		894,875	0.26		3.55		0.34
1.00	0.89		898,116	0.26		2.52		0.32

1.00	0.00	(e)	1,148,800	0.22		0.00	(e)	0.31
1.00	0.00	(e)(f)	916,720	0.18		0.00	(e)	0.30	(f)

1.00	0.01		8,032,203	0.21		0.02		0.26
1.00	0.08	(f)	7,994,678	0.20	(g)	0.09		0.26	(f)
1.00	1.12		12,044,908	0.22	(h)	0.73		0.28
1.00	4.43	(i)	6,073,940	0.20		3.92		0.27
1.00	5.03		1,009,749	0.20		4.87		0.28
1.00	2.42		4,151,409	0.20		3.72		0.29
1.00	0.92		1,705,565	0.20		2.61		0.27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
July 1, 2009 (k) through February 28, 2010	1.00	—		—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes insurance expense of 0.01%.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Includes insurance expense of 0.02%.

(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

110   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$669,569	0.22%		0.00	%(e)	0.51%
1.00	0.00	(e)(f)	861,277	0.29	(g)	0.00	(e)	0.52	(f)
1.00	0.84		1,126,084	0.49	(g)	0.84		0.52
1.00	4.11	(h)	1,370,557	0.51		4.11		0.52
1.00	4.70		1,854,344	0.51		4.60		0.53
1.00	2.21		1,987,416	0.51		3.27		0.54
1.00	1.52		2,509,650	0.52		1.56		0.52

1.00	0.00	(e)	929,751	0.22		0.00	(e)	0.61
1.00	0.00	(e)(f)	981,399	0.29	(g)	0.00	(e)	0.61	(f)
1.00	0.79		1,648,642	0.53	(j)	0.75		0.62
1.00	4.02	(h)	1,939,331	0.59		3.95		0.62
1.00	4.62		1,909,921	0.59		4.59		0.63
1.00	2.16		875,609	0.59		3.20		0.64
1.00	0.78		812,795	0.59		2.20		0.62

1.00	0.00	(e)	713,880	0.22		0.00	(e)	0.46
1.00	0.00	(e)(f)	860,500	0.28	(g)	0.00	(e)	0.46	(f)
1.00	0.88		1,393,368	0.45	(j)	0.77		0.47
1.00	4.17	(h)	1,132,622	0.45		4.07		0.47
1.00	4.76		1,424,189	0.45		4.68		0.48
1.00	2.25		1,164,950	0.45		3.36		0.49
1.00	0.83		1,009,503	0.45		2.32		0.47

1.00	0.00	(e)	1,213,137	0.22		0.00	(e)	0.71
1.00	0.00	(f)	1,223,618	0.29	(g)	0.00	(e)	0.71	(f)
1.00	0.72		2,020,603	0.57	(j)	0.54		0.73
1.00	3.91	(h)	1,231,644	0.70		3.85		0.72
1.00	4.50		876,221	0.70		4.36		0.73
1.00	2.08		1,504,955	0.70		3.10		0.74
1.00	1.38		1,737,775	0.74		1.40		0.75

1.00	0.01		100	0.22		0.00	(e)	1.06
1.00	0.00	(f)	100	0.21		0.00	(e)	1.05	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (j) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes insurance expense of 0.02%.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Includes insurance expense of 0.01%.

(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$884,921	0.23%		0.00	%(e)	0.31%
1.00	0.11	(f)	1,371,397	0.26		0.11		0.31	(f)
1.00	1.76		1,583,121	0.28	(g)	1.50		0.32
1.00	4.77		570,445	0.26		4.47		0.32
1.00	4.96		172,324	0.26		4.82		0.33
1.00	1.89		200,822	0.26		3.74		0.34
1.00	2.27		203,604	0.26		2.17		0.34

1.00	0.02		7,836,085	0.21		0.02		0.26
1.00	0.16	(f)	9,147,745	0.21	(i)	0.18		0.26	(f)
1.00	1.82		18,216,366	0.21	(i)	1.70		0.27
1.00	4.83		13,536,697	0.20		4.64		0.27
1.00	5.02		5,692,265	0.20		4.95		0.28
1.00	1.92		2,266,888	0.20		3.86		0.23
1.00	2.34		1,817,800	0.20		2.36		0.31

1.00	0.01		150,351	0.23		0.00	(e)	0.61
1.00	0.00	(e)(f)	171,067	0.38	(i)	0.00	(e)	0.61	(f)
1.00	1.42		271,793	0.60	(i)	1.42		0.62
1.00	4.42		295,739	0.59		4.29		0.62
1.00	4.61		235,377	0.59		4.53		0.63
1.00	1.72		206,926	0.59		3.44		0.64
1.00	1.88		220,885	0.64		1.85		0.72

1.00	0.01		687,458	0.23		0.00	(e)	0.46
1.00	0.02	(f)	872,798	0.37	(i)	0.03		0.46	(f)
1.00	1.57		1,648,481	0.46	(i)	1.47		0.47
1.00	4.57		1,128,873	0.45		4.41		0.47
1.00	4.76		604,858	0.45		4.62		0.48
1.00	1.79		756,761	0.45		3.52		0.49
1.00	2.08		1,502,964	0.45		2.13		0.49

1.00	0.01		9,351	0.23		0.00	(e)	0.71
1.00	0.00	(f)	107,259	0.38		0.00	(e)	0.71	(f)
1.00	1.32		74,937	0.70	(g)	1.06		0.72
1.00	4.31		28,485	0.70		4.08		0.72
1.00	4.50		1,251	0.70		4.45		0.73
1.00	1.67		760	0.70		3.30		0.74
1.00	1.21		1,093	0.70		2.65		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Capital
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (i) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(d)	0.05		(0.05)	—	(d)	(0.05)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

114   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$1,770,525	0.16%	0.00	%(e)	0.31%
1.00	0.00	(e)(f)	1,522,013	0.19	0.00	(e)	0.30	(f)
1.00	1.03		2,172,668	0.25	0.97		0.31
1.00	4.13	(g)	1,306,725	0.26	3.94		0.32
1.00	4.74		556,544	0.26	4.63		0.33
1.00	1.77		1,098,879	0.24	3.56		0.34
1.00	2.10		738,403	0.24	2.09		0.33

1.00	0.00	(e)	7,893,197	0.16	0.00	(e)	0.21
1.00	0.05	(f)	6,104,553	0.14	0.05		0.20	(f)
1.00	1.13		7,615,191	0.16	1.12		0.21
1.00	4.24	(g)	7,761,701	0.16	3.75		0.22
1.00	4.84		1,382,765	0.16	4.72		0.23
1.00	1.82		1,380,249	0.14	3.61		0.24
1.00	1.40		1,670,983	0.14	2.64		0.23

1.00	0.00	(e)	6,197,991	0.16	0.00	(e)	0.26
1.00	0.02	(f)	4,975,391	0.17	0.03		0.25	(f)
1.00	1.09		12,766,575	0.20	1.06		0.26
1.00	4.20	(g)	13,006,895	0.20	3.75		0.27
1.00	4.80		2,784,927	0.20	4.72		0.28
1.00	1.79		1,579,514	0.20	3.59		0.29
1.00	2.14		1,318,264	0.20	2.07		0.30

1.00	0.00	(e)	1,241,041	0.16	0.00	(e)	0.61
1.00	0.00	(f)	1,313,218	0.19	0.00	(e)	0.60	(f)
1.00	0.77		2,103,069	0.53	0.75		0.61
1.00	3.79	(g)	2,359,306	0.59	3.67		0.62
1.00	4.39		1,893,320	0.59	4.29		0.63
1.00	1.59		1,913,521	0.59	3.18		0.64
1.00	1.75		2,032,558	0.59	1.75		0.66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(d)	0.04		(0.04)	—	(d)	(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(d)	0.04		(0.04)	—		(0.04)
September 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (i) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
July 1, 2009 (i) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	An affiliate reimbursed the Fund for losses from an operational error. The effect was less than 0.01%.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

116   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$1,634,558	0.16%	0.00	%(e)	0.46%
1.00	0.00	(f)	1,974,357	0.19	0.00	(e)	0.45	(f)
1.00	0.87		3,629,348	0.41	0.80		0.46
1.00	3.94	(g)	2,352,252	0.45	3.74		0.47
1.00	4.54		1,291,467	0.45	4.45		0.48
1.00	1.69		1,507,936	0.39	3.48		0.49
1.00	1.92		1,010,061	0.41	2.08		0.48

1.00	0.00	(e)	70,773	0.15	0.00	(e)	0.71
1.00	0.00	(f)	309,357	0.22	0.00	(e)	0.70	(f)
1.00	0.68		4,920,380	0.59	0.63		0.71
1.00	3.68	(g)	3,763,803	0.70	3.33		0.72
1.00	4.27		785,951	0.70	4.37		0.72
1.00	1.54		2,663	0.68	3.21		0.74
1.00	1.11		968	0.68	2.37		0.73

1.00	0.01		100	0.16	0.00	(e)	1.06
1.00	0.00	(f)	100	0.16	0.00	(e)	1.05	(f)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (f)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Direct
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 17, 2009 (g) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Eagle
May 10, 2010 (g) through August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (f)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (f)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	The Fund changed its fiscal year end from August 31 to the last day of February.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than 0.01%.

(i)	Includes insurance expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

118   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.04%	$943,157	0.26%		0.04%		0.31%
1.00	0.16	1,062,442	0.28	(e)	0.17		0.32
1.00	1.64	1,412,071	0.28	(e)	1.57		0.33
1.00	3.30	535,484	0.26		3.21		0.32
1.00	3.31	288,068	0.26		3.26		0.32
1.00	1.31	444,492	0.26		2.63		0.33
1.00	1.77	904,664	0.26		1.74		0.33

1.00	0.03	100	0.29		0.02		0.31
1.00	0.02	100	0.30	(e)	0.04		0.31

1.00	0.02	1,054,490	0.28		0.00	(h)	0.71

1.00	0.07	12,615,950	0.21		0.09		0.26
1.00	0.22	11,805,037	0.23	(e)	0.23		0.28
1.00	1.70	13,741,504	0.22	(e)	1.72		0.27
1.00	3.37	12,493,562	0.20		3.27		0.27
1.00	3.37	8,255,381	0.20		3.32		0.27
1.00	1.34	9,465,973	0.20		2.69		0.28
1.00	1.83	8,973,878	0.20		1.81		0.30

1.00	0.02	480,162	0.30		0.00	(h)	0.61
1.00	0.02	538,168	0.45	(i)	0.03		0.63
1.00	1.30	920,327	0.61	(e)	1.25		0.62
1.00	2.96	758,385	0.59		2.93		0.62
1.00	2.97	570,935	0.59		3.00		0.62
1.00	1.15	465,810	0.59		2.37		0.63
1.00	1.43	557,839	0.59		1.43		0.66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Tax Free Money Market Fund (continued)
Premier
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (h)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (h)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
February 19, 2005 (i) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.03%.

(g)	Includes insurance expense of 0.02%.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$2,800,252	0.30%		0.00	%(e)	0.46%
1.00	0.05		3,386,375	0.41	(f)	0.06		0.48
1.00	1.45		5,420,621	0.47	(g)	1.40		0.47
1.00	3.11		4,079,130	0.45		2.96		0.47
1.00	3.10		2,078,846	0.45		3.07		0.47
1.00	1.22		6,120,346	0.45		2.47		0.48
1.00	1.58		4,686,356	0.45		1.57		0.48

1.00	0.02		5,820,319	0.30		0.00	(e)	0.71
1.00	0.00	(e)	6,223,699	0.45	(g)	0.01		0.73
1.00	1.19		8,490,457	0.72	(g)	1.17		0.72
1.00	2.85		7,246,804	0.70		2.75		0.72
1.00	2.86		4,631,440	0.70		2.92		0.72
1.00	1.09		2,829	0.70		2.17		0.73
1.00	0.86		2,423	0.70		1.71		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—		$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (i) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

E*Trade
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
January 17, 2006 (i) through February 28, 2006	1.00	—	(d)	—		—	(d)	— (d)	—		— (d)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 1, 2005 through February 28, 2006 (h)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
February 19, 2005 (i) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 1, 2005 through February 28, 2006 (h)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
February 19, 2005 (i) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.01%.

(f)	Includes insurance expense of 0.02%.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	The Fund changed its fiscal year end from June 30 to the last day of February.

(i)	Commencement of offering of class of shares.

(j)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

122   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net assets, end of period (000’s)	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.06%		$73,421	0.26%		0.12%		0.32%
1.00	0.37		129,810	0.27	(e)	0.28		0.33
1.00	1.78		72,466	0.28	(f)	1.69		0.34
1.00	3.33	(g)	19,577	0.26		3.20		0.34
1.00	3.35		16,427	0.26		3.22		0.34
1.00	1.71		45,534	0.26		2.71		0.34
1.00	0.75		17	0.26		2.34		0.32

1.00	0.01		1,504,880	0.37		0.01		1.07
1.00	0.01		1,557,507	0.63	(f)	0.01		1.09
1.00	1.06		1,370,189	0.99	(f)	1.08		1.09
1.00	2.57	(g)	1,603,907	1.00		2.55		1.09
1.00	2.59		1,723,433	1.00		2.60		1.08
1.00	0.25		307,366	1.00		2.11		1.09

1.00	0.09		1,039,057	0.21		0.17		0.27
1.00	0.42		1,580,078	0.22	(e)	0.34		0.28
1.00	1.84		465,898	0.22	(f)	1.83		0.29
1.00	3.39	(g)	647,885	0.20		3.37		0.29
1.00	3.41		236,421	0.20		3.36		0.28
1.00	1.75		249,762	0.20		2.71		0.29
1.00	0.77		84,755	0.20		2.27		0.28

1.00	0.00	(j)	315,049	0.38		0.00	(j)	0.62
1.00	0.11		351,200	0.54	(f)	0.12		0.64
1.00	1.45		430,604	0.61	(f)	1.41		0.64
1.00	2.99	(g)	313,132	0.59		2.94		0.64
1.00	3.01		315,046	0.59		2.97		0.63
1.00	1.49		248,123	0.59		2.33		0.64
1.00	0.63		36,495	0.59		1.79		0.63

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Municipal Money Market Fund (continued)
Premier
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—		$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Reserve
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 1, 2005 through February 28, 2006 (i)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)	—	(d)	(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—	(d)	(0.03)
July 15, 2005 (k) through February 28, 2006	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.01%.

(g)	Includes insurance expense of 0.02%.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Includes insurance expense of 0.03%.

(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net assets, end of period (000’s)	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$128,762	0.38%		0.00	%(e)	0.47%
1.00	0.20		165,573	0.44	(f)	0.14		0.48
1.00	1.59		76,975	0.47	(g)	1.60		0.49
1.00	3.13	(h)	126,250	0.45		3.25		0.49
1.00	3.16		1,037,219	0.45		3.11		0.48
1.00	1.58		906,870	0.45		2.36		0.48
1.00	1.42		827,335	0.45		1.39		0.51

1.00	0.00	(e)	118,078	0.38		0.00	(e)	0.72
1.00	0.06		125,114	0.59	(g)	0.06		0.74
1.00	1.34		137,957	0.71	(f)	1.36		0.74
1.00	2.87	(h)	225,916	0.70		2.85		0.74
1.00	2.90		113,653	0.70		2.85		0.73
1.00	1.41		173,362	0.70		2.09		0.73
1.00	1.16		373,788	0.70		1.13		0.76

1.00	0.00	(e)	308,965	0.38		0.00	(e)	1.07
1.00	0.00	(e)	414,008	0.49	(f)	0.00	(e)	1.07
1.00	1.01		89,126	1.03	(j)	0.78		1.10
1.00	2.53	(h)	16	1.04		2.49		1.09
1.00	2.59		15	1.00		2.55		1.09
1.00	1.16		15	1.00		1.85		1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   125

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/ Non-Diversified
Prime Money Market Fund	Class B, Class C, Agency, Capital, Cash Management, Direct, Eagle, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class B, Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class B, Class C, Agency, Direct, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

Eagle Shares commenced operations on May 10, 2010, for Prime Money Market Fund and Tax Free Money Market Fund.

Direct Shares commenced operations on July 17, 2009, for Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Tax Free Money Market Fund.

Investor Shares commenced operations on July 1, 2009, for Prime Money Market Fund and U.S. Government Money Market Fund.

Service Shares commenced operations on July 1, 2009, for Prime Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund.

All share classes of the 100% U.S. Treasury Securities Money Market Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements.

Effective November 1, 2009, Class B Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Morgan Shares.

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

126   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund #
Total Investments in Securities	$—	$139,425,163	$—	$139,425,163
Liquid Assets Money Market Fund #
Total Investments in Securities	$—	$9,990,761	$—	$9,990,761
U.S. Government Money Market Fund #
Total Investments in Securities	$—	$74,683,142	$—	$74,683,142
U.S. Treasury Plus Money Market Fund #
Total Investments in Securities	$—	$14,483,512	$—	$14,483,512
Federal Money Market Fund #
Total Investments in Securities	$—	$10,634,841	$—	$10,634,841
100% U.S. Treasury Securities Money Market Fund #
Total Investments in Securities	$—	$19,801,154	$—	$19,801,154
Tax Free Money Market Fund #
Total Investments in Securities	$—	$23,702,571	$—	$23,702,571
Municipal Money Market Fund #
Total Investments in Securities	$—	$3,485,566	$—	$3,485,566

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

B.  Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2010 (amounts in thousands):

	Value	Percentage
Tax Free Money Market Fund	$29,460	0.1%
Municipal Money Market Fund	83,125	2.4

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   127

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

E.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2010, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	n/a	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

128   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2010, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$13
Liquid Assets Money Market Fund	43
U.S. Treasury Plus Money Market Fund	2

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	n/a
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	n/a
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	n/a
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   129

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2011. In addition the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2010. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Shareholder Servicing	Total
Prime Money Market Fund	$52	$22,022	$22,074
Liquid Assets Money Market Fund	1	2,296	2,297
U.S. Government Money Market Fund	41	11,157	11,198
U.S. Treasury Plus Money Market Fund	26	2,885	2,911
Federal Money Market Fund	2	2,445	2,447
100% U.S. Treasury Securities Money Market Fund	533	3,001	3,534
Tax Free Money Market Fund	8	3,675	3,683
Municipal Money Market Fund	—	1,070	1,070

	Voluntary Waivers
	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$10,206	$7,428	$17,634
Liquid Assets Money Market Fund	3,434	4,544	7,978
U.S. Government Money Market Fund	13,059	2,526	15,585
U.S. Treasury Plus Money Market Fund	5,450	2,358	7,808
Federal Money Market Fund	1,258	154	1,412
100% U.S. Treasury Securities Money Market Fund	7,786	928	8,714
Tax Free Money Market Fund	7,292	7,970	15,262
Municipal Money Market Fund	677	6,074	6,751

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

For the six months ended August 31, 2010, the Funds did not invest in any money market funds.

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

130   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

The Funds may use related party broker/dealers. For the six months ended August 31, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the six months ended August 31, 2010 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$22	$7
Class C	29	10
Agency	—	8,362
Capital	—	19,760
Cash Management	1,119	672
Direct	—	668
Eagle	485	582
Institutional Class	—	17,279
Investor	—	1,015
Morgan	—	6,079
Premier	—	8,133
Reserve	2,749	3,299
Service	3,034	1,517
	$7,438	$67,383
Liquid Assets Money Market Fund
Class B	$55	$18
Class C	1,426	475
Agency	—	222
Capital	—	626
E*Trade	556	278
Institutional Class	—	1,142
Investor	—	1,020
Morgan	1,500	5,250
Premier	—	422
Reserve	422	507
Service	832	416
	$4,791	$10,376
U.S. Government Money Market Fund
Agency	$—	$6,037
Capital	—	9,100
Direct	—	156
Institutional Class	—	7,976
Investor	—	6,042
Morgan	1,041	3,643
Premier	—	7,464
Reserve	74	89
Service	1,443	722
	$2,558	$41,229

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   131

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

	Distribution		Shareholder Servicing
U.S. Treasury Plus Money Market Fund
Class B	$4		$1
Class C	420		140
Agency	—		1,506
Direct	—		736
Institutional Class	—		4,068
Investor	—		1,253
Morgan	487		1,704
Premier	—		1,166
Reserve	1,474		1,768
Service	—	(a)	—	(a)
	$2,385		$12,342

Federal Money Market Fund
Agency	$—		$821
Institutional Class	—		4,232
Morgan	79		275
Premier	—		1,158
Reserve	79		94
	$158		$6,580
100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,356
Capital	—		1,687
Institutional Class	—		2,801
Morgan	685		2,398
Premier	—		2,697
Reserve	243		291
Service	—	(a)	—	(a)
	$928		$11,230
Tax Free Money Market Fund
Agency	$—		$804
Direct	—		—	(a)
Eagle	394		472
Institutional Class	—		6,349
Morgan	252		883
Premier	—		4,413
Reserve	7,331		8,797
	$7,977		$21,718
Municipal Money Market Fund
Agency	$—		$85
E*Trade	4,681		2,341
Institutional Class	—		789
Morgan	163		571
Premier	—		184
Reserve	171		205
Service	1,062		531
	$6,077		$4,706

(a)	Amount rounds to less than $1,000.

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption

132   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

As of August 31, 2010, the Liquid Assets Money Market Fund had no outstanding loans to another fund. Average loans for the six months ended August 31, 2010, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$11,814	1	$—	(a)

(a)	Amount rounds to less than $1,000.

Interest earned, if any, as a result of lending money to another fund as of August 31, 2010 is included in Income from interfund lending (net) in the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the six months then ended.

Interest expense, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor has investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ outstanding shares for Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund.

Additionally, Liquid Assets Money Market Fund and Municipal Money Market Fund each have a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans. Prime Money Market Fund and Liquid Asset Money Market Fund invest a substantial portion of their assets in debt obligations issued by banks.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds,

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

possible late trading of certain of these funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which was distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain mutual funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to final court approval.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

134   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
Prime Money Market Fund
Class B
Actual*	$1,000.00	$1,000.10	$1.61	0.32%
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Class C
Actual*	1,000.00	1,000.10	1.61	0.32
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Agency
Actual*	1,000.00	1,000.30	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,000.70	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
Cash Management
Actual*	1,000.00	1,000.10	1.61	0.32
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Direct
Actual*	1,000.00	1,000.20	1.46	0.29
Hypothetical*	1,000.00	1,023.74	1.48	0.29
Eagle
Actual**	1,000.00	1,000.00	1.16	0.37
Hypothetical*	1,000.00	1,023.34	1.89	0.37
Institutional Class
Actual*	1,000.00	1,000.60	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   135

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
Prime Money Market Fund (continued)
Investor
Actual*	$1,000.00	$1,000.10	$1.61	0.32%
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Morgan
Actual*	1,000.00	1,000.10	1.61	0.32
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Premier
Actual*	1,000.00	1,000.10	1.56	0.31
Hypothetical*	1,000.00	1,023.64	1.58	0.31
Reserve
Actual*	1,000.00	1,000.10	1.61	0.32
Hypothetical*	1,000.00	1,023.59	1.63	0.32
Service
Actual*	1,000.00	1,000.10	1.61	0.32
Hypothetical*	1,000.00	1,023.59	1.63	0.32

Liquid Assets Money Market Fund
Class B
Actual*	1,000.00	1,000.10	1.66	0.33
Hypothetical*	1,000.00	1,023.54	1.68	0.33
Class C
Actual*	1,000.00	1,000.10	1.66	0.33
Hypothetical*	1,000.00	1,023.54	1.68	0.33
Agency
Actual*	1,000.00	1,000.40	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Capital
Actual*	1,000.00	1,000.80	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
E*Trade
Actual*	1,000.00	1,000.30	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Institutional Class
Actual*	1,000.00	1,000.70	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,000.10	1.71	0.34
Hypothetical*	1,000.00	1,023.49	1.73	0.34
Morgan
Actual*	1,000.00	1,000.10	1.71	0.34
Hypothetical*	1,000.00	1,023.49	1.73	0.34
Premier
Actual*	1,000.00	1,000.10	1.66	0.33
Hypothetical*	1,000.00	1,023.54	1.68	0.33
Reserve
Actual*	1,000.00	1,000.10	1.66	0.33
Hypothetical*	1,000.00	1,023.54	1.68	0.33
Service
Actual*	1,000.00	1,000.10	1.66	0.33
Hypothetical*	1,000.00	1,023.54	1.68	0.33

136   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
U.S. Government Money Market Fund
Agency
Actual*	$1,000.00	$1,000.10	$1.26	0.25%
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Capital
Actual*	1,000.00	1,000.40	0.91	0.18
Hypothetical*	1,000.00	1,024.30	0.92	0.18
Direct
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Institutional Class
Actual*	1,000.00	1,000.30	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Morgan
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Premier
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Reserve
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25
Service
Actual*	1,000.00	1,000.10	1.26	0.25
Hypothetical*	1,000.00	1,023.95	1.28	0.25

U.S. Treasury Plus Money Market Fund
Class B
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Class C
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Agency
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Direct
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Institutional Class
Actual*	1,000.00	1,000.10	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Investor
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Morgan
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   137

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Premier
Actual*	$1,000.00	$1,000.00	$1.11	0.22%
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Reserve
Actual*	1,000.00	1,000.00	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22
Service
Actual*	1,000.00	1,000.10	1.11	0.22
Hypothetical*	1,000.00	1,024.10	1.12	0.22

Federal Money Market Fund
Agency
Actual*	1,000.00	1,000.10	1.16	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23
Institutional Class
Actual*	1,000.00	1,000.20	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,000.10	1.16	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23
Premier
Actual*	1,000.00	1,000.10	1.16	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23
Reserve
Actual*	1,000.00	1,000.10	1.16	0.23
Hypothetical*	1,000.00	1,024.05	1.17	0.23

100% U.S. Treasury Securities Money Market Fund
Agency
Actual*	1,000.00	1,000.00	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Capital
Actual*	1,000.00	1,000.00	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Institutional Class
Actual*	1,000.00	1,000.00	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Morgan
Actual*	1,000.00	1,000.00	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Premier
Actual*	1,000.00	1,000.00	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16
Reserve
Actual*	1,000.00	1,000.00	0.76	0.15
Hypothetical*	1,000.00	1,024.45	0.77	0.15
Service
Actual*	1,000.00	1,000.10	0.81	0.16
Hypothetical*	1,000.00	1,024.40	0.82	0.16

138   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Beginning Account Value March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
Tax Free Money Market Fund
Agency
Actual*	$1,000.00	$1,000.40	$1.31	0.26%
Hypothetical*	1,000.00	1,023.89	1.33	0.26
Direct
Actual*	1,000.00	1,000.30	1.46	0.29
Hypothetical*	1,000.00	1,023.74	1.48	0.29
Eagle
Actual**	1,000.00	1,000.20	0.87	0.28
Hypothetical*	1,000.00	1,023.79	1.43	0.28
Institutional Class
Actual*	1,000.00	1,000.70	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,000.20	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Premier
Actual*	1,000.00	1,000.20	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30
Reserve
Actual*	1,000.00	1,000.20	1.51	0.30
Hypothetical*	1,000.00	1,023.69	1.53	0.30

Municipal Money Market Fund
Agency
Actual*	1,000.00	1,000.60	1.31	0.26
Hypothetical*	1,000.00	1,023.89	1.33	0.26
E*Trade
Actual*	1,000.00	1,000.10	1.87	0.37
Hypothetical*	1,000.00	1,023.34	1.89	0.37
Institutional Class
Actual*	1,000.00	1,000.90	1.06	0.21
Hypothetical*	1,000.00	1,024.15	1.07	0.21
Morgan
Actual*	1,000.00	1,000.00	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38
Premier
Actual*	1,000.00	1,000.00	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38
Reserve
Actual*	1,000.00	1,000.00	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38
Service
Actual*	1,000.00	1,000.00	1.92	0.38
Hypothetical*	1,000.00	1,023.29	1.94	0.38

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the actual period). Eagle Shares commenced operations on May 10, 2010.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   139

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

JPMorgan Investment Advisors Inc. (“JPMIA”) served as the investment adviser to certain Funds until January 1, 2010, when its investment advisory business was transferred to the Advisor, who became the investment adviser for these Funds. The appointment of the Advisor did not change the Funds’ portfolio management team or investment strategies, the investment advisory fees charged to the Funds or the terms of the Funds’ investment advisory agreements (other than the name of the investment adviser).

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor (including applicable information relating to JPMIA prior to January 1, 2010), on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and

140   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

distribution strategy of each Fund. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   141

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis that was done by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Funds. The Trustees noted the generally strong performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses and/or the Advisor’s investment approach during the market events over the past year. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the second quintile, and that the actual total expenses for both Institutional and Morgan Class shares were in the first quintile of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the second quintile. The Trustees also noted that the actual total expenses were in the first quintile for the Institutional and Morgan Class shares, and in the fifth quintile for the Service shares, of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the second quintile and that the actual total expenses were in the first, third and fifth quintiles for the Institutional, Morgan, and Service Class Shares of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the second quintile and that the actual total expenses were in the first and fourth quintiles for the Institutional and Morgan Class shares of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was

142   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

in the second quintile and that the actual total expenses were in the first and third quintiles for the Institutional and Morgan Class shares of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee was in the second and first quintiles for the Institutional and Morgan Class shares, respectively, and that the actual total expenses for the Institutional and Morgan Class shares were in the first and fourth quintiles of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for both Institutional and Morgan Class shares was in the second quintile and that the actual total expenses for the Institutional and Morgan Class shares were in the first and second quintiles of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional, Morgan and Service Class shares was in the second quintile and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the first, second, and fifth quintiles of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   143

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-MMKT-810

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2010 (Unaudited)

JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

CONTENTS

CEO’s Letter	1
Fund Facts:
JPMorgan California Municipal Money Market Fund	2
JPMorgan Michigan Municipal Money Market Fund	3
JPMorgan New York Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
Schedules of Portfolio Investments	6
Financial Statements	22
Financial Highlights	28
Notes to Financial Statements	36
Schedule of Shareholder Expenses	41
Board Approval of Investment Advisory Agreements	43

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   1

JPMorgan California Municipal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of 8/31/2010	$1.2 Billion
Weighted Average Maturityˆ	20 days
Weighted Average Lifeˆˆ	21 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE **

1 day	4.8%
2–7 days	79.7
8–30 days	4.4
31–60 days	5.2
61–90 days	0.9
91–180 days	1.7
181+ days	3.3

7-DAY SEC YIELD (1)

E*Trade Shares	0.06%
Morgan Shares	0.05
Service Shares	0.05

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(1)	The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.69)%, (0.24)% and (0.69)% for E*Trade Shares, Morgan Shares and Service shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	Percentages based on total value of investments as of August 31, 2010.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Michigan Municipal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2010	$201.5 Million
Weighted Average Maturityˆ	31 days
Weighted Average Lifeˆˆ	31 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE **

1 day	10.6%
2–7 days	72.9
8–30 days	2.5
31–60 days	3.7
91–180 days	3.6
181+ days	6.7

7-DAY SEC YIELD (1)

Morgan Shares	0.04%
Premier Shares	0.04
Reserve Shares	0.04

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(1)	The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (0.11)% and (0.36)% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	Percentages based on total value of investments as of August 31, 2010.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   3

JPMorgan New York Municipal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective
Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*

Primary Investment	New York short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of 8/31/2010	$1.6 Billion
Weighted Average Maturityˆ	28 days
Weighted Average Lifeˆˆ	28 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE **

1 day	23.5%
2–7 days	66.6
31–60 days	0.5
91–180 days	2.5
181+ days	6.9

7-DAY SEC YIELD (1)

E*Trade Shares	0.11%
Morgan Shares	0.10
Reserve Shares	0.10
Service Shares	0.10

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(1)	The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.63)%, (0.18)%, (0.28)% and (0.63)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	Percentages based on total value of investments as of August 31, 2010.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Ohio Municipal Money Market Fund

FUND FACTS
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Reserve and Service
Net Assets as of 8/31/2010	$62.1 Million
Weighted Average Maturityˆ	21 days
Weighted Average Lifeˆˆ	21 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE **

1 day	8.0%
2–7 days	74.4
8–30 days	2.9
61–90 days	7.5
91–180 days	5.6
181+ days	1.6

7-DAY SEC YIELD (1)

Morgan Shares	0.05%
Premier Shares	0.05
Reserve Shares	0.05
Service Shares	0.05

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

ˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

ˆˆ	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(1)	The yields for Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.34)%, (0.19)%, (0.44)% and (0.79)% for Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	Percentages based on total value of investments as of August 31, 2010.

An unaudited uncertified list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 13.3% (n)
	California — 13.3%
	California State Department of Water Resources,
5,205	0.300%, 09/02/10	5,205
14,081	0.330%, 10/06/10	14,081
7,325	0.400%, 09/29/10	7,325
4,301	0.420%, 09/09/10	4,301
	California Statewide Communities Development Authority,
10,000	0.380%, 11/03/10	10,000
10,000	Series 2008-C, Rev., 0.400%, 12/06/10	10,000
6,245	Imperial Irregation, 0.250%, 09/02/10	6,245
6,000	Orange County Water District, 0.280%, 09/09/10	6,000
	San Diego County Water Authority,
7,500	0.240%, 09/07/10	7,500
5,000	0.260%, 10/18/10	5,000
8,295	0.270%, 09/07/10	8,295
20,000	0.270%, 10/18/10	20,000
10,750	0.300%, 09/02/10	10,750
5,000	San Joaquin County, 0.240%, 09/10/10	5,000
	State of California,
10,000	0.300%, 09/01/10	10,000
10,000	0.310%, 09/07/10	10,000
15,000	0.320%, 09/07/10	15,000
	Total Commercial Paper (Cost $154,702)	154,702
Daily Demand Notes — 3.9%
	California — 3.9%
1,800	California Educational Facilities Authority, Chapman University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	1,800
4,505	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/01/10	4,505
1,700	California Infrastructure & Economic Development Bank, India Community Center, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	1,700
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric,
5,700	Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.210%, 09/01/10	5,700
2,600	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 09/01/10	2,600
5,557	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/10	5,557
5,300	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 09/01/10	5,300
3,000	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.230%, 09/01/10	3,000
6,700	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	6,700
4,200	State of California, Series B, Subseries B-7, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/01/10	4,200
3,700	State of California, Economic Recovery, Series C-5, GO, VRDO, LOC: Bank of America N.A., 0.250%, 09/01/10	3,700
	Total Daily Demand Notes (Cost $44,762)	44,762
Monthly Demand Note — 0.9%
	California — 0.9%
10,787	CRHMFA Homebuyers Fund, Single Family Mortgage, Draw Down, Rev., VRDO, 0.560%, 09/07/10 (Cost $10,787)	10,787
Municipal Bonds — 5.8%
	California — 5.8%
	City of Berkeley,
10,000	GO, TRAN, 1.000%, 10/28/10	10,009
5,000	GO, TRAN, 2.000%, 06/30/11	5,066
7,500	Orange County, Series A, Rev., TRAN, 2.000%, 06/30/11	7,599
10,000	San Diego County School Districts, Series A, Rev., TRAN, 2.000%, 06/30/11	10,133
	San Francisco City & County Airports Commission,
10,000	Series A, Rev., VAR, 0.750%, 09/15/10	10,000
10,000	Series B, Rev., VAR, 0.750%, 09/15/10	10,000
5,000	Santa Barbara County, GO, TRAN, 2.000%, 06/30/11	5,067
10,000	Ventura County, GO, TRAN, 2.000%, 07/01/11	10,134
	Total Municipal Bonds (Cost $68,008)	68,008

SEE NOTES TO FINANCIAL STATEMENTS.

6   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Notes — 1.5%
	California — 1.5%
	Wells Fargo Stage Trust,
9,725	Series 2009-37C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.400%, 02/16/11 (e)	9,725
8,150	Series 2009-63C, GO, VRDO, LIQ: Wells Fargo & Company, 0.390%, 09/16/10 (e)	8,150
	Total Semi-Annual Demand Notes (Cost $17,875)	17,875
Weekly Demand Notes — 73.3%
	California — 73.2%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.290%, 09/07/10 (m)	1,100
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.320%, 09/07/10	6,000
1,852	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.400%, 09/07/10	1,852
8,010	Alameda Public Financing Authority, Alameda Point Improvement Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.240%, 09/07/10	8,010
5,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-10356, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	5,000
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 09/07/10	3,180
5,000	Series 2008-1167, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 09/07/10	5,000
1,750	Series 2008-3013X, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 09/07/10 (e)	1,750
6,050	Series 2008-3014X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 09/07/10	6,050
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 09/07/10	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 09/07/10	8,680
2,040	Series 2008-3312, GO, VRDO, AGM-CR, NATL-RE, LIQ: Bank of America N.A., 0.320%, 09/07/10	2,040
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.290%, 09/07/10	2,800
	Barclays Capital Municipal Trust Receipts,
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 09/07/10 (e)	5,200
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 09/07/10 (e)	3,750
3,750	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 09/07/10 (e)	3,750
	Bay Area Toll Authority, Toll Bridge,
5,500	Series C-4, Rev., VRDO, 0.200%, 09/07/10	5,500
4,000	Series ROCS-RR-II-R-11787, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	4,000
5,080	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 09/07/10	5,080
1,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 09/07/10	1,700
4,675	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.240%, 09/07/10	4,675
3,350	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.250%, 09/07/10	3,350
2,600	California Housing Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: FNMA, 0.300%, 09/07/10	2,600
15,070	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: Bank of New York, 0.250%, 09/07/10	15,070
5,045	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 09/07/10	5,045
3,600	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.300%, 09/07/10	3,600
4,940	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.400%, 09/07/10	4,940
6,865	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.310%, 09/07/10	6,865
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 09/07/10	10,000
	California Pollution Control Financing Authority, Resource Recovery, Wadham Energy,
1,400	Series B, Rev., VRDO, LOC: BNP Paribas, 0.290%, 09/07/10	1,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
5,800	Series C, Rev., VRDO, LOC: BNP Paribas, 0.290%, 09/07/10	5,800
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.310%, 09/07/10	3,100
14,400	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 09/07/10	14,400
850	California State Department of Water Resources, Power Supply, Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	850
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	650
1,155	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: Bank of The West, 0.280%, 09/07/10	1,155
	California Statewide Communities Development Authority, Kaiser Permanente,
10,000	Series A, Rev., VRDO, 0.260%, 09/07/10	10,000
12,800	Series D, Rev., VRDO, 0.260%, 09/07/10	12,800
20,240	California Statewide Communities Development Authority, Los Angeles County Museum of Art Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 09/07/10	20,240
5,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	5,200
10,000	California Statewide Communities Development Authority, Oakmont Concord Project, Series Q, Rev., VRDO, LIQ: FNMA, 0.290%, 09/07/10	10,000
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.330%, 09/07/10	2,000
3,640	California Statewide Communities Development Authority, Tiger Woods Learning Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	3,640
8,685	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.300%, 09/07/10	8,685
9,555	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.270%, 09/07/10	9,555
15,170	City of Fresno, Sewer Revenue, Series ROCS-RR-II-R-11741, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	15,170
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.300%, 09/07/10	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, LIQ: FNMA, 0.270%, 09/07/10	2,000
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, LIQ: FNMA, 0.260%, 09/07/10	2,200
13,410	City of Long Beach, Series PT-3876, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.610%, 09/07/10	13,410
9,255	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.460%, 09/07/10	9,255
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.300%, 09/07/10	29,035
6,275	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, LIQ: FNMA, 0.400%, 09/07/10	6,275
4,000	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, LIQ: FNMA, 0.500%, 09/07/10	4,000
3,120	City of Palo Alto, Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	3,120
6,300	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	6,300
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.260%, 09/07/10	5,000
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, LIQ: FNMA, 0.280%, 09/07/10	800
	Deutsche Bank Spears/Lifers Trust Various States,
3,900	Series DB-413, Rev., VRDO, AMBAC, 0.360%, 09/07/10	3,900
21,280	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	21,280
8,040	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	8,040

SEE NOTES TO FINANCIAL STATEMENTS.

8   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
8,190	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	8,190
7,045	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	7,045
10,595	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	10,595
7,120	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	7,120
8,655	Hacienda La Puente Unified School District, Series PT-2877, GO, VRDO, FGIC, LIQ: Dexia Credit Local, 0.540%, 09/07/10	8,655
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 09/07/10	490
24,540	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.280%, 09/07/10	24,540
5,905	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 09/07/10	5,905
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.260%, 09/07/10	3,740
5,000	Los Angeles Department of Airports, Series ROCS-RR-II-R-11822, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	5,000
15,795	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 0.310%, 09/07/10	15,795
4,600	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.250%, 09/07/10	4,600
6,820	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.440%, 09/07/10	6,820
2,500	Madera Public Financing Authority, Golf Course Refining Project, Rev., VRDO, LOC: Union Bank N.A., 0.270%, 09/07/10	2,500
	Metropolitan Water District of Southern California,
4,485	Series 2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	4,485
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.300%, 09/07/10	9,525
20,600	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.300%, 09/07/10	20,600
26,000	Nuveen Insured, VAR, 0.550%, 09/07/10	26,000
26,500	Nuveen Insured, VAR, 0.490%, 09/07/10	26,500
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, LIQ: FNMA, 0.300%, 09/07/10	985
5,940	Pleasant Valley School District/Ventura County, Series PT-2783, GO, VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.540%, 09/07/10	5,940
	Puttable Floating Option Tax-Exempt Receipts,
14,925	Series MT-557, Rev., VRDO, LIQ: FHLMC, 0.460%, 09/07/10	14,925
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 09/07/10 (e)	3,340
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 09/07/10 (e)	11,480
11,250	Series PT-4683, GO, VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 09/07/10 (e)	11,250
13,515	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, LIQ: FHLMC, 0.370%, 09/07/10	13,515
10,700	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, LIQ: FNMA, 0.290%, 09/07/10	10,700
10,200	Sacramento County Housing Authority, Multi-Family Housing, Hasting Park Apartments, Series G, Rev., VRDO, LIQ: FNMA, 0.300%, 09/07/10	10,200
3,000	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Regional, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	3,000
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.260%, 09/07/10	3,020
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.280%, 09/07/10	2,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.280%, 09/07/10	800
3,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.300%, 09/07/10	3,155
19,815	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.470%, 09/07/10	19,815
1,275	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/07/10	1,275
4,244	Santa Clara County Housing Authority, Multi-Family Housing, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.330%, 09/07/10	4,244
10,000	Santa Clara Valley Transportation Authority, Series D, Rev., VRDO, 0.250%, 09/07/10	10,000
41,900	Southern California Public Power Authority, Rev., VRDO, LOC: KBC Bank N.V., 0.260%, 09/07/10	41,900
	State of California,
8,500	Series B-1, GO, VRDO, LOC: BNP Paribas, 0.240%, 09/07/10	8,500
13,000	Series B-2, GO, VRDO, LOC: BNP Paribas, 0.260%, 09/07/10	13,000
10,470	Series DCL-049, GO, VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.540%, 09/07/10	10,470
5,250	Tahoe Forest Hospital District, Series ROCS-RR-II-R-11863, GO, VRDO, LIQ: Citibank N.A., 0.340%, 09/07/10 (e)	5,250
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	10,615
34,280	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.320%, 09/07/10	34,280
5,320	Wells Fargo Stage Trust, Series 56C, GO, VRDO, LIQ: Wells Fargo & Company, 0.280%, 09/07/10 (e)	5,320
5,975	Woodland Finance Authority, Series ROCS-RR-II-R-11805, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10 (e)	5,975
		852,371
	Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 09/07/10	1,555
	Total Weekly Demand Notes (Cost $853,926)	853,926
	Total Investments — 98.7% (Cost $1,150,060) *	1,150,060
	Other Assets in Excess of Liabilities — 1.3%	15,044
	NET ASSETS — 100.0%	$1,165,104

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 3.0% (n)
	Michigan — 3.0%
6,100	Michigan State Housing Development Authority, 0.380%, 10/05/10 (Cost $6,100)	6,100
Daily Demand Notes — 10.4%
	Michigan — 10.4%
300	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 09/01/10	300
7,765	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.310%, 09/01/10	7,765
4,650	Michigan State Housing Development Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, AGM, 0.320%, 09/01/10	4,650
6,160	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.330%, 09/01/10	6,160
200	University of Michigan, Hospital, Series A-2, Rev., VRDO, 0.250%, 09/01/10	200
1,900	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.250%, 09/01/10	1,900
	Total Daily Demand Notes (Cost $20,975)	20,975
Municipal Bonds — 7.7%
	Michigan — 7.7%
3,000	City of Kalamazoo, GO, TAN, 1.400%, 12/01/10	3,007
5,000	Genesee County, GO, TAN, 1.000%, 09/30/10	5,001
6,000	Michigan Finance Authority, Series D-1, Rev., 2.000%, 08/19/11	6,069
1,350	Michigan State Building Authority, Facilities Program, Series II, Rev., NATL-RE-IBC, 5.250%, 10/15/10 (p)	1,358
	Total Municipal Bonds (Cost $15,435)	15,435
Semi-Annual Demand Note — 2.0%
	Michigan — 2.0%
4,105	Wells Fargo Stage Trust, Floater Certificates, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.400%, 02/24/11 (e) (Cost $4,105)	4,105
Weekly Demand Notes — 75.3%
	Michigan — 75.3%
2,000	Austin Trust, Multi- Family Housing, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.370%, 09/07/10 (m)	2,000
2,590	City of Detroit, Series PT-3756, Rev., VRDO, AGM, 0.550%, 09/07/10	2,590
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 09/07/10	1,000
	Detroit City School District,
1,410	Series PT-3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 0.550%, 09/07/10	1,410
3,000	Series ROCS RR II R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	3,000
9,700	Series ROCS RR II R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.310%, 09/07/10 (e)	9,700
10,255	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	10,255
1,600	Holt Public Schools, GO, VRDO, Q-SBLF, 0.350%, 09/07/10	1,600
2,465	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 09/07/10	2,465
2,000	Kent Hospital Finance Authority, Spectrum Health, Series B3, Rev., VRDO, 0.260%, 09/07/10	2,000
	Michigan State Hospital Finance Authority,
2,480	Series 1308, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	2,480
1,500	Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 09/07/10 (e)	1,500
	Michigan State Housing Development Authority,
10,000	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.350%, 09/07/10	10,000
3,450	Series C, Rev., VRDO, 0.310%, 09/07/10	3,450
1,275	Series C, Rev., VRDO, AMT, 0.350%, 09/07/10	1,275
6,950	Series D, Rev., VRDO, LOC: FNMA, 0.300%, 09/07/10	6,950
4,940	Series D, Rev., VRDO, AMT, 0.350%, 09/07/10	4,940
14,515	Series E, Rev., VRDO, AMT, 0.360%, 09/07/10	14,515
500	Series ROCS RR II R-11676, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	500
7,100	Michigan State Housing Development Authority, Ascension Health, Series F-8, Rev., VRDO, 0.390%, 03/30/11	7,100
	Michigan State Housing Development Authority, Multi-Family Housing,
6,350	Series C, Rev., VRDO, AMT, 0.350%, 09/07/10	6,350
440	Series D, Rev., VRDO, AMT, 0.360%, 09/07/10	440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
6,010	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	6,010
1,370	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 09/07/10	1,370
3,000	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 09/07/10	3,000
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.510%, 09/07/10	885
1,700	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.500%, 09/07/10	1,700
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.460%, 09/07/10	1,000
500	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 0.500%, 09/07/10	500
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 09/07/10	1,000
860	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.510%, 09/07/10	860
420	Michigan Strategic Fund, Dou-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 09/07/10	420
1,500	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.510%, 09/07/10	1,500
548	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.310%, 09/07/10	548
930	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 0.500%, 09/07/10	930
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.380%, 09/07/10	1,070
2,905	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 09/07/10	2,905
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.460%, 09/07/10	1,820
2,600	Michigan Strategic Fund, Surflow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 09/07/10	2,600
2,815	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 0.290%, 09/07/10	2,815
1,740	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.380%, 09/07/10	1,740
2,100	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 0.500%, 09/07/10	2,100
5,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.450%, 09/07/10 (e)	5,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
3,820	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	3,820
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 09/07/10	5,950
	Wayne County Airport Authority, Detroit Metropolitan,
1,050	Series C1, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.320%, 09/07/10	1,050
3,800	Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.320%, 09/07/10	3,800
1,800	Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 09/07/10	1,800
	Total Weekly Demand Notes (Cost $151,713)	151,713
	Total Investments — 98.4% (Cost $198,328) *	198,328
	Other Assets in Excess of Liabilities — 1.6%	3,131
	NET ASSETS — 100.0%	$201,459

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 23.4%
	New York — 23.4%
5,600	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.270%, 09/01/10	5,600
	Metropolitan Transportation Authority,
29,700	Series G, Rev., VRDO, LOC: BNP Paribas, 0.220%, 09/01/10	29,700
900	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 09/01/10	900
	New York City,
105	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.230%, 09/01/10	105
2,200	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.230%, 09/01/10	2,200
5,550	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	5,550
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.240%, 09/01/10	800
1,000	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 09/01/10	1,000
700	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 09/01/10	700
13,250	Subseries A-7, GO, VRDO, AMBAC, 0.290%, 09/01/10	13,250
2,300	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.220%, 09/01/10	2,300
730	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.240%, 09/01/10	730
2,700	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.260%, 09/01/10	2,700
3,175	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.280%, 09/01/10	3,175
10,400	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.240%, 09/01/10	10,400
26,500	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 09/01/10	26,500
4,750	Subseries L-3, GO, VRDO, 0.250%, 09/01/10	4,750
6,255	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.240%, 09/01/10	6,255
5,450	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.260%, 09/01/10	5,450
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
21,185	Series AA-1, Rev., VRDO, 0.260%, 09/01/10	21,185
4,850	Series BB-1, Rev., VRDO, 0.280%, 09/01/10	4,850
7,200	Series BB-2, Rev., VRDO, 0.230%, 09/01/10	7,200
49,450	Series BB-3, Rev., VRDO, 0.240%, 09/01/10	49,450
28,565	Series CC-1, Rev., VRDO, 0.220%, 09/01/10	28,565
29,025	New York City Municipal Water Finance Authority, Water & Sewer Systems, Subseries B-3, Rev., VRDO, 0.250%, 09/01/10	29,025
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.240%, 09/01/10	900
85,250	Series C, Rev., VRDO, 0.230%, 09/01/10	85,250
210	Subseries C-4, Rev., VRDO, 0.260%, 09/01/10	210
3,400	Subseries C-5, Rev., VRDO, 0.230%, 09/01/10	3,400
3,180	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.230%, 09/01/10	3,180
8,030	New York City, Fiscal 2008, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 09/01/10	8,030
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 09/01/10	685
	Trust for Cultural Resources, Lincoln Center,
8,600	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 09/01/10	8,600
5,650	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	5,650
	Total Daily Demand Notes (Cost $378,245)	378,245
Municipal Bonds — 10.0%
	New York — 10.0%
5,300	Arkport Central School District, GO, BAN, 1.500%, 06/17/11	5,333
9,715	Cheektowaga-Maryvale Union Free School District, GO, BAN, 1.750%, 12/22/10	9,745
14,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/30/11	14,075
	Elmira City School District,
10,000	GO, BAN, 1.500%, 02/17/11	10,035
7,918	GO, BAN, 1.750%, 10/20/10	7,924
2,640	Gouverneur Central School District, School Construction, GO, BAN, 1.750%, 06/24/11	2,658
	Greene Central School District,
5,000	GO, BAN, 1.500%, 06/30/11	5,013
10,000	GO, BAN, 1.750%, 06/30/11	10,032
13,500	Ilion Central School District, GO, BAN, 1.500%, 06/30/11	13,540
13,820	Jamestown City School District, GO, BAN, 1.750%, 04/13/11	13,880
15,000	Metropolitan Transportation Authority, RAN, 2.000%, 12/31/10	15,080

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
11,281	Owego Apalachin Central School District, Series A, GO, BAN, 1.500%, 06/20/11	11,341
7,485	Town of Clarence, GO, BAN, 1.500%, 07/28/11	7,535
11,385	Town of Poughkeepsie, GO, BAN, 1.250%, 03/18/11	11,417
10,000	Union Endicott Central School District, GO, BAN, 1.500%, 06/30/11	10,052
5,860	Village of Solvay, GO, BAN, 1.500%, 02/10/11	5,871
7,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	7,055
	Total Municipal Bonds (Cost $160,586)	160,586
Weekly Demand Notes — 66.6%
	New York — 66.6%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 09/07/10 (m)	6,855
	Austin Trust,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.290%, 09/07/10	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A, 0.360%, 09/07/10	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 09/07/10	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 09/07/10	4,750
15,310	Dutchess County IDA, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.280%, 09/07/10	15,310
9,670	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	9,670
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	225
2,435	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	2,435
	Eclipse Funding Trust, Solar Eclipse, New York,
8,135	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 09/07/10	8,135
15,100	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 09/07/10	15,100
1,745	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.460%, 09/07/10	1,745
	Metropolitan Transportation Authority,
10,000	Series A, Rev., VRDO, AGM, 0.320%, 09/07/10	10,000
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.310%, 09/07/10 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.260%, 09/07/10	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	22,700
24,000	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	24,000
6,150	Nassau County Interim Finance Authority, Sales Tax Secured, Series E, Rev., VRDO, 0.260%, 09/07/10	6,150
	New York City,
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 09/07/10	3,800
2,000	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.290%, 09/07/10	2,000
18,315	Series ROCS-RR-II-R-251A, GO, VRDO, LIQ: Citigroup Financial Products, 0.300%, 09/07/10	18,315
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	8,700
10,800	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	10,800
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.260%, 09/07/10	6,800
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.270%, 09/07/10	6,900
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.290%, 09/07/10	6,150
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 09/07/10	3,550
13,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.260%, 09/07/10	13,800
4,250	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	4,250
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 0.270%, 09/07/10	2,000
2,655	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.260%, 09/07/10	2,655
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.250%, 09/07/10	11,530

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.260%, 09/07/10	17,915
3,125	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	3,125
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.280%, 09/07/10	11,400
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	6,900
2,950	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.330%, 09/07/10 (e)	2,950
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.290%, 09/07/10	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 09/07/10	13,000
15,000	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/10	15,000
11,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 09/07/10	11,900
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 09/07/10	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.300%, 09/07/10	7,000
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	200
5,000	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/10	5,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	4,760
7,840	New York City Housing Development Corp., Multi-Family Housing, Peter Cintron Apartments, Series C, Rev., VRDO, LOC: FNMA, 0.290%, 09/07/10	7,840
2,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 09/07/10	2,200
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 09/07/10	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.290%, 09/07/10	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.290%, 09/07/10	4,470
8,900	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 09/07/10	8,900
17,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.280%, 09/07/10	17,600
4,400	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.290%, 09/07/10	4,400
	New York City Transitional Finance Authority,
10,000	Series N-11, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 09/07/10	10,000
9,900	Series ROCS-RR-II-R-11420, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	9,900
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.270%, 09/07/10	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 09/07/10	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
600	Series A-2, Rev., VRDO, 0.250%, 09/07/10	600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
10,400	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.250%, 09/07/10	10,400
8,135	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.300%, 09/07/10	8,135
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.250%, 09/07/10	7,950
12,850	Subseries J-9, GO, VRDO, 0.240%, 09/07/10	12,850
6,530	Subseries J-10, GO, VRDO, 0.250%, 09/07/10	6,530
14,150	Subseries J-11, GO, VRDO, 0.320%, 09/07/10	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 09/07/10	7,914
19,080	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 09/07/10	19,080
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 09/07/10	950
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 09/07/10	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 09/07/10 (e)	3,350
	New York State Dormitory Authority,
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.310%, 09/07/10	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.340%, 09/07/10 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.310%, 09/07/10 (e)	8,000
	New York State Dormitory Authority, City University,
10,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 09/07/10	10,000
10,000	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 09/07/10	10,000
	New York State Dormitory Authority, Mental Health Services,
11,900	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.260%, 09/07/10	11,900
12,000	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.260%, 09/07/10	12,000
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.300%, 09/07/10	5,805
17,530	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 09/07/10	17,530
11,300	New York State Dormitory Authority, North Shore-Lincoln Center Jewish, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/10	11,300
2,500	New York State Dormitory Authority, Northern Westchester Association, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 09/07/10	2,500
17,260	New York State Dormitory Authority, Puttable Floating Option, Series 2908, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.540%, 09/07/10	17,260
	New York State Dormitory Authority, Rockefeller University,
5,400	Series A, Rev., VRDO, 0.190%, 09/07/10	5,400
7,000	Series A, Rev., VRDO, 0.230%, 09/07/10	7,000
3,445	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.270%, 09/07/10	3,445
12,000	New York State Dormitory Authority, St. Johns University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 09/07/10	12,000
3,815	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.290%, 09/07/10	3,815
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 09/07/10	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 09/07/10	700
	New York State Housing Finance Agency, 101 West End,
1,150	Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	1,150
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	8,600
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.290%, 09/07/10	2,000
	New York State Housing Finance Agency, 250 West 93rd Street,
1,400	Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 09/07/10	1,400
700	Series 2005-B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 09/07/10	700
	New York State Housing Finance Agency, 345 East 94th Street Housing,
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 09/07/10	13,100
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 09/07/10	9,400
5,900	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/10	5,900
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	11,050
400	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 09/07/10	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	2,700
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 09/07/10	12,000
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	3,450
4,085	New York State Housing Finance Agency, Clarkston, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 09/07/10	4,085
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	1,150
10,000	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 09/07/10	10,000
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	6,800
3,900	New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 09/07/10	3,900
6,990	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 09/07/10	6,990
6,230	New York State Housing Finance Agency, Ocean Park Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	6,230
4,935	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 09/07/10	4,935
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 09/07/10	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 09/07/10	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.280%, 09/07/10	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 09/07/10	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 09/07/10	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 09/07/10	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	6,700
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 09/07/10	5,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 09/07/10	5,700
	Nuveen Insured,
20,000	0.490%, 09/07/10	20,000
20,000	0.550%, 09/07/10	20,000
2,500	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 0.290%, 09/07/10	2,500
1,265	Oneida County IDA, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.290%, 09/07/10	1,265
3,550	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.500%, 09/07/10	3,550
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 09/07/10 (e)	9,665
	Puttable Floating Option Tax-Exempt Receipts,
5,000	Series 4645, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 09/07/10 (e)	5,000
13,815	Series 4676, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 09/07/10 (e)	13,815
3,075	Rockland County Industrial Development Agency, Jawonio Inc. Project, Rev., VRDO, LOC: TD Banknorth N.A., 0.230%, 09/07/10	3,075
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 09/07/10	5,000
5,315	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.280%, 09/07/10	5,315
	Triborough Bridge & Tunnel Authority,
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 09/07/10	9,995
7,060	Subseries B-3, Rev., VRDO, 0.290%, 09/07/10	7,060
2,675	Subseries B-4, Rev., VRDO, 0.310%, 09/07/10	2,675
9,590	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.260%, 09/07/10	9,590
14,700	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/07/10	14,700
3,300	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 09/07/10	3,300
3,885	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.280%, 09/07/10	3,885
5,700	Westchester County IDA, Northern Westchester Hospital, Rev., VRDO, LOC: Commerce Bank N.A., 0.270%, 09/07/10	5,700
	Total Weekly Demand Notes (Cost $1,073,519)	1,073,519
	Total Investments — 100.0% (Cost $1,612,350) *	1,612,350
	Other Assets in Excess of Liabilities — 0.0% (g)	717
	NET ASSETS — 100.0%	$1,613,067

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 8.2%
	Ohio — 8.2%
1,800	Allen County, Ohio Hospital Facility, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 09/01/10	1,800
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
2,195	Series A, Rev., VRDO, 0.260%, 09/01/10	2,195
250	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 09/01/10	250
830	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 09/01/10	830
	Total Daily Demand Notes (Cost $5,075)	5,075
Municipal Bonds — 18.0%
	Ohio — 18.0%
1,830	Cedar Cliff Local School District, School Improvement, GO, BAN, 1.750%, 09/09/10	1,830
1,000	Circleville City School District, School Facilities Construction and Improvement Notes, GO, 2.000%, 11/23/10	1,003
2,000	City of Akron, Various Purpose,
	GO, BAN, 1.250%, 12/09/10 (m)	2,003
1,000	City of Marysville, Wastewater Treatment Centre, GO, 1.250%, 06/01/11	1,004
1,200	City of Perrysburg, Liberty Improvement, GO, BAN, 1.250%, 11/04/10	1,200
2,570	City of Perrysburg, Various Purpose, GO, BAN, 1.250%, 11/04/10	2,571
240	City of Springboro, Golf Course, GO, 1.000%, 12/01/10	240
1,315	Montgomery County, Various Purpose, GO, 1.500%, 12/01/10 (w)	1,318
	Total Municipal Bonds (Cost $11,169)	11,169
Weekly Demand Notes — 75.9%
	Ohio — 75.9%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.330%, 09/07/10	2,785
4,800	City of Cleveland, Series R, Rev., VRDO, LOC: BNP Paribas, 0.270%, 09/07/10	4,800
500	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 09/07/10	500
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.390%, 09/07/10	1,980
1,050	City of Westlake, Logan Westlake Project, IDR, Rev., VRDO, LOC: PNC Bank N.A., 0.380%, 09/07/10	1,050
600	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 09/07/10	600
1,090	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 09/07/10	1,090
1,115	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 09/07/10	1,115
	Deutsche Bank Spears/Lifers Trust Various States,
1,210	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.300%, 09/07/10	1,210
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank A.G., 0.330%, 09/07/10	120
2,045	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 09/07/10	2,045
2,150	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.320%, 09/07/10	2,150
400	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.330%, 09/07/10	400
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.400%, 09/07/10	455
3,800	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 09/07/10	3,800
855	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.360%, 09/07/10	855
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, 0.290%, 09/07/10	300
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 09/07/10	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.320%, 09/07/10	350
130	Series E, Rev., VRDO, AMT, 0.320%, 09/07/10	130
350	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.320%, 09/07/10	350
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.320%, 09/07/10	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   19

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
1,950	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.340%, 09/07/10	1,950
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
2,540	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.320%, 09/07/10	2,540
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.280%, 09/07/10	2,000
2,240	The Ohio State University, Rev., VRDO, AGM, 0.640%, 09/07/10	2,240
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.400%, 09/07/10	4,000
1,870	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.290%, 09/07/10 (e)	1,870
2,573	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.380%, 09/07/10	2,573
	Total Weekly Demand Notes (Cost $47,133)	47,133
	Total Investments — 102.1% (Cost $63,377) *	63,377
	Liabilities in Excess of Other Assets — (2.1)%	(1,278)
	NET ASSETS — 100.0%	$62,099

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

AGC—	Insured by Assured Guaranty Corp.

AGM—	Insured by Assured Guaranty Municipal Corp.

AMBAC—	Insured by American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BAN—	Bond Anticipation Note

BHAC—	Insured by Berkshire Hathaway Assurance Corp.

COLL—	Collateral

COP—	Certificate of Participation

CR—	Custodial Receipts

EAGLE—	Earnings of accrual generated on local tax-exempt securities

EDC—	Economic Development Corp.

FGIC—	Insured by Financial Guaranty Insurance Co.

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

GNMA—	Government National Mortgage Association

GO—	General Obligation

IBC—	Insured Bond Certificates

IDA—	Industrial Development Authority

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Insured by Municipal Bond Insurance Corp.

MERLOTS—	Municipal Exempt Receipts Liquidity Optional Tender

NATL—	Insured by National Public Finance Guarantee Corp.

OASBO—	Ohio Association of School Business Officials

Q-SBLF—	Qualified School Bond Loan Fund

RAN—	Revenue Anticipation Note

RE—	Reinsured

Rev.—	Revenue

ROCS—	Reset Option Certificates

TAN—	Tax Anticipation Note

TRAN—	Tax & Revenue Anticipation Note

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2010.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next demand date or final maturity date.

(w)—	When-issued security.

*—	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,150,060		$198,328		$1,612,350		$63,377
Cash	72		33		14		4
Receivables:
Investment securities sold	14,602		3,000		—		—
Interest	759		195		1,275		96
Total Assets	1,165,493		201,556		1,613,639		63,477

LIABILITIES:
Payables:
Dividends	5		—	(a)	31		—	(a)
Investment securities purchased	—		—		—		1,318
Accrued liabilities:
Investment advisory fees	79		14		101		4
Administration fees	69		11		93		3
Shareholder servicing fees	125		21		186		2
Custodian and accounting fees	17		10		41		9
Trustees’ and Chief Compliance Officer’s fees	—	(a)	2		—	(a)	—	(a)
Transfer agent fees	20		5		33		4
Professional fees	34		32		39		33
Printing & Postage fees	40		—		48		1
Other	—	(a)	2		—		4
Total Liabilities	389		97		572		1,378
Net Assets	$1,165,104		$201,459		$1,613,067		$62,099

NET ASSETS:
Paid in capital	$1,164,649		$201,400		$1,612,067		$62,054
Accumulated undistributed net investment income	256		53		818		42
Accumulated net realized gains (losses)	199		6		182		3
Total Net Assets	$1,165,104		$201,459		$1,613,067		$62,099
Net Assets:
E*Trade	$669,519		$—		$287,049		$—
Morgan	364,482		10,794		815,003		21,829
Premier	—		31,614		—		3,207
Reserve	—		159,051		409,163		19,940
Service	131,103		—		101,852		17,123
Total	$1,165,104		$201,459		$1,613,067		$62,099
Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	669,124		—		286,941		—
Morgan	364,426		10,777		814,185		21,787
Premier	—		31,573		—		3,211
Reserve	—		159,061		409,144		19,887
Service	131,111		—		101,875		17,145
Net asset value offering and redemption price per share (all classes)	$1.00		$1.00		$1.00		$1.00

Cost of investments in non-affiliates	$1,150,060		$198,328		$1,612,350		$63,377

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$1,815		$368		$2,666		$123

EXPENSES:
Investment advisory fees	490		87		602		26
Administration fees	412		73		506		22
Distribution fees:
E*Trade	2,106		—		892		—
Morgan	190		6		374		12
Reserve	—		215		448		28
Service	427		—		300		52
Shareholder servicing fees:
E*Trade	1,053		—		446		—
Morgan	666		20		1,310		40
Premier	—		52		—		5
Reserve	—		258		537		33
Service	213		—		150		26
Custodian and accounting fees	28		16		43		14
Interest expense to affiliates	—		—		—	(a)	—
Professional fees	30		27		34		26
Trustees’ and Chief Compliance Officer’s fees	8		2		15		—	(a)
Printing and mailing costs	37		7		34		3
Registration and filing fees	16		13		18		12
Transfer agent fees	28		3		60		4
Other	9		4		10		5
Total expenses	5,713		783		5,779		308
Less amounts waived	(3,933)		(415)		(3,128)		(185)
Less earnings credits	—	(a)	—	(a)	—	(a)	—	(a)
Net expenses	1,780		368		2,651		123
Net investment income (loss)	35		—	(a)	15		—	(a)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	33		6		135		3
Change in net assets resulting from operations	$68		$6		$150		$3

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$35	$181	$— (a)	$73
Net realized gain (loss)	33	257	6	24
Change in net assets resulting from operations	68	438	6	97

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(168)	(69)	—	—
From net realized gains	(53)	—	—	—
Morgan
From net investment income	(70)	(112)	(2)	(10)
From net realized gains	(28)	—	—	—
Premier
From net investment income	—	—	(5)	(59)
Reserve
From net investment income	—	—	(25)	(4)
Service
From net investment income	(27)	—	—	—
From net realized gains	(11)	—	—	—
Total distributions to shareholders	(357)	(181)	(32)	(73)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(130,062)	270,527	(72,042)	165,938

NET ASSETS:
Change in net assets	(130,351)	270,784	(72,068)	165,962
Beginning of period	1,295,455	1,024,671	273,527	107,565
End of period	$1,165,104	$1,295,455	$201,459	$273,527
Accumulated undistributed net investment income	$256	$486	$53	$85

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

24   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15	$782	$— (a)	$44
Net realized gain (loss)	135	47	3	1
Change in net assets resulting from operations	150	829	3	45

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(128)	(28)	—	—
Morgan
From net investment income	(289)	(652)	(4)	(28)
From net realized gains	—	—	—	(28)
Premier
From net investment income	—	—	(1)	(2)
From net realized gains	—	—	—	(5)
Reserve
From net investment income	(137)	(102)	(4)	(14)
From net realized gains	—	—	—	(32)
Service
From net investment income	(39)	—	(3)	—
From net realized gains	—	—	—	(21)
Total distributions to shareholders	(593)	(782)	(12)	(130)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	106,937	(535,926)	(8,240)	(33,154)

NET ASSETS:
Change in net assets	106,494	(535,879)	(8,249)	(33,239)
Beginning of period	1,506,573	2,042,452	70,348	103,587
End of period	$1,613,067	$1,506,573	$62,099	$70,348
Accumulated undistributed net investment income	$818	$1,396	$42	$54

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$133,788	$429,721	$—	$—
Dividends and distributions reinvested	221	69	—	—
Cost of shares redeemed	(166,921)	(345,570)	—	—
Change in net assets from E*Trade capital transactions	$(32,912)	$84,220	$—	$—
Morgan
Proceeds from shares issued	$930,239	$2,343,733	$19,170	$37,515
Dividends and distributions reinvested	76	85	2	8
Cost of shares redeemed	(998,122)	(2,317,965)	(22,946)	(49,466)
Change in net assets from Morgan capital transactions	$(67,807)	$25,853	$(3,774)	$(11,943)
Premier
Proceeds from shares issued	$—	$—	$14,570	$38,298
Dividends and distributions reinvested	—	—	5	53
Cost of shares redeemed	—	—	(21,121)	(58,208)
Change in net assets from Premier capital transactions	$—	$—	$(6,546)	$(19,857)
Reserve
Proceeds from shares issued	$—	$—	$68,925	$356,735
Dividends and distributions reinvested	—	—	25	4
Cost of shares redeemed	—	—	(130,672)	(159,001)
Change in net assets from Reserve capital transactions	$—	$—	$(61,722)	$197,738
Service (a)
Proceeds from shares issued	$53,773	$689,597	$—	$—
Dividends and distributions reinvested	37	—	—	—
Cost of shares redeemed	(83,153)	(529,143)	—	—
Change in net assets from Service capital transactions	$(29,343)	$160,454	$—	$—

Total change in net assets from capital transactions	$(130,062)	$270,527	$(72,042)	$165,938
SHARE TRANSACTIONS:
E*Trade
Issued	133,788	429,721	—	—
Reinvested	221	69	—	—
Redeemed	(166,921)	(345,570)	—	—
Change in E*Trade Shares	(32,912)	84,220	—	—
Morgan
Issued	930,239	2,343,733	19,170	37,515
Reinvested	76	85	2	8
Redeemed	(998,122)	(2,317,965)	(22,944)	(49,466)
Change in Morgan Shares	(67,807)	25,853	(3,772)	(11,943)
Premier
Issued	—	—	14,570	38,298
Reinvested	—	—	5	53
Redeemed	—	—	(21,114)	(58,208)
Change in Premier Shares	—	—	(6,539)	(19,857)
Reserve
Issued	—	—	68,917	356,735
Reinvested	—	—	25	4
Redeemed	—	—	(130,673)	(159,001)
Change in Reserve Shares	—	—	(61,731)	197,738
Service (a)
Issued	53,773	689,597	—	—
Reinvested	37	—	—	—
Redeemed	(83,153)	(529,143)	—	—
Change in Service Shares	(29,343)	160,454	—	—

(a)	Commencement of offering of class of shares effective July 1, 2009 for California Municipal Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

26   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$71,298	$188,417	$—	$—
Dividends and distributions reinvested	128	28	—	—
Cost of shares redeemed	(77,646)	(146,970)	—	—
Change in net assets from E*Trade capital transactions	$(6,220)	$41,475	$—	$—
Morgan
Proceeds from shares issued	$654,164	$1,516,863	$21,385	$38,623
Dividends and distributions reinvested	237	540	4	50
Cost of shares redeemed	(583,229)	(2,056,532)	(23,089)	(59,363)
Change in net assets from Morgan capital transactions	$71,172	$(539,129)	$(1,700)	$(20,690)
Premier
Proceeds from shares issued	$—	$—	$678	$9,762
Dividends and distributions reinvested	—	—	— (b)	2
Cost of shares redeemed	—	—	(1,059)	(6,975)
Change in net assets from Premier capital transactions	$—	$—	$(381)	$2,789
Reserve
Proceeds from shares issued	$27,907,779	$68,261,279	$16,628	$68,164
Dividends and distributions reinvested	53	30	4	46
Cost of shares redeemed	(27,863,483)	(68,403,827)	(20,540)	(102,860)
Change in net assets from Reserve capital transactions	$44,349	$(142,518)	$(3,908)	$(34,650)
Service (a)
Proceeds from shares issued	$43,150	$882,841	$11,433	$101,500
Dividends and distributions reinvested	38	—	3	21
Cost of shares redeemed	(45,552)	(778,595)	(13,687)	(82,124)
Change in net assets from Service capital transactions	$(2,364)	$104,246	$(2,251)	$19,397

Total change in net assets from capital transactions	$106,937	$(535,926)	$(8,240)	$(33,154)
SHARE TRANSACTIONS:
E*Trade
Issued	71,288	188,398	—	—
Reinvested	128	28	—	—
Redeemed	(77,646)	(146,970)	—	—
Change in E*Trade Shares	(6,230)	41,456	—	—
Morgan
Issued	654,164	1,516,864	21,385	38,604
Reinvested	237	540	4	50
Redeemed	(583,204)	(2,056,486)	(23,089)	(59,353)
Change in Morgan Shares	71,197	(539,082)	(1,700)	(20,699)
Premier
Issued	—	—	678	9,759
Reinvested	—	—	— (b)	2
Redeemed	—	—	(1,059)	(6,974)
Change in Premier Shares	—	—	(381)	2,787
Reserve
Issued	27,907,767	68,261,255	16,628	68,149
Reinvested	53	30	4	46
Redeemed	(27,863,483)	(68,403,827)	(20,540)	(102,835)
Change in Reserve Shares	44,337	(142,542)	(3,908)	(34,640)
Service (a)
Issued	43,147	882,838	11,433	101,495
Reinvested	38	—	3	21
Redeemed	(45,552)	(778,596)	(13,687)	(82,120)
Change in Service Shares	(2,367)	104,242	(2,251)	19,396

(a)	Commencement of offering of class of shares effective July 1, 2009.

(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
January 17, 2006 (f) through February 28, 2006 (g)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (g)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—		—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	Commencement of offering of class of shares.

(g)	The Fund changed its fiscal year end from August 31 to the last day of February.

(h)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

28   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.03%	$669,519	0.29%		0.01%		1.07%
1.00	0.01	702,599	0.43	(e)	0.01		1.09
1.00	0.89	618,240	0.96	(e)	0.92		1.09
1.00	2.50	812,635	1.00		2.49		1.09
1.00	2.53	948,839	1.00		2.53		1.09
1.00	0.25	70,216	1.00		2.10		1.24

1.00	0.03	364,482	0.30		0.00	(h)	0.62
1.00	0.03	432,378	0.42	(e)	0.02		0.64
1.00	1.28	406,431	0.57	(e)	1.16		0.65
1.00	2.96	183,015	0.55		2.83		0.64
1.00	2.99	91,046	0.55		2.96		0.65
1.00	1.16	45,020	0.55		2.28		0.68
1.00	1.47	217,166	0.55		1.49		0.70

1.00	0.03	131,103	0.30		0.00	(h)	1.07
1.00	0.00	160,478	0.26		0.00	(h)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   29

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (i)	1.00	0.01		—	(d)	0.01		(0.01)
February 19, 2005 (j) through June 30, 2005	1.00	0.01		—		0.01		(0.01)

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (i)	1.00	0.02		—	(d)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)

Reserve (l)
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (i)	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.03%.

(g)	Includes insurance expense of 0.01%.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(i)	The Fund changed its fiscal year end from June 30 to the last day of February.

(j)	Commencement of offering of class of shares.

(k)	Includes insurance expense of 0.02%.

(l)	Effective February 19, 2005, Class A was renamed Reserve.

SEE NOTES TO FINANCIAL STATEMENTS.

30   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.02%		$10,794	0.34%		0.00	%(e)	0.66%
1.00	0.04		14,569	0.51	(f)	0.05		0.73
1.00	1.44		26,507	0.60	(g)	1.48		0.71
1.00	3.00	(h)	37,673	0.59		3.00		0.71
1.00	3.02		60,944	0.59		3.00		0.67
1.00	1.47		31,580	0.59		2.27		0.69
1.00	0.64		7,803	0.59		1.81		0.70

1.00	0.02		31,614	0.34		0.00	(e)	0.51
1.00	0.10		38,165	0.42	(f)	0.11		0.57
1.00	1.58		58,008	0.47	(k)	1.61		0.56
1.00	3.14	(h)	71,758	0.45		3.17		0.55
1.00	3.17		177,698	0.45		3.13		0.52
1.00	1.57		135,695	0.45		2.34		0.54
1.00	1.32		141,695	0.47		1.37		0.56

1.00	0.02		159,051	0.34		0.00	(e)	0.76
1.00	0.02		220,793	0.32	(g)	0.00	(e)	0.76
1.00	1.33		23,050	0.72	(k)	1.26		0.81
1.00	2.88	(h)	22,874	0.70		2.84		0.81
1.00	2.91		28,903	0.70		2.89		0.78
1.00	1.40		19,135	0.70		2.06		0.79
1.00	1.14		41,308	0.72		1.10		0.81

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   31

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
January 17, 2006 (f) through February 28, 2006 (g)	1.00	—	(d)	—	(d)	—	(d)	— (d)

Morgan
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
September 1, 2005 through February 28, 2006 (g)	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)

Reserve (j)
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(d)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)
September 1, 2005 through February 28, 2006 (g)	1.00	0.01		—	(d)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.01		—		0.01		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)
July 1, 2009 (f) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Includes insurance expense of 0.02%.

(f)	Commencement of offering of class of shares.

(g)	The Fund changed its fiscal year end from August 31 to the last day of February.

(h)	Amount rounds to less than 0.01%.

(i)	Includes insurance expense of 0.03%.

(j)	Effective February 19, 2005, Class A was renamed Reserve.

SEE NOTES TO FINANCIAL STATEMENTS.

32   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.04%	$287,049	0.35%		0.01%		1.08%
1.00	0.01	293,356	0.57	(e)	0.01		1.09
1.00	0.86	251,873	0.98	(e)	0.89		1.08
1.00	2.50	320,928	1.00		2.52		1.08
1.00	2.55	429,685	1.00		2.56		1.10
1.00	0.24	82,319	1.00		2.08		1.11

1.00	0.04	815,003	0.35		0.00	(h)	0.63
1.00	0.05	744,054	0.55	(i)	0.06		0.65
1.00	1.23	1,283,154	0.61	(e)	1.21		0.64
1.00	2.93	1,214,148	0.59		2.89		0.63
1.00	2.97	1,204,017	0.59		2.93		0.65
1.00	1.14	1,097,957	0.59		2.27		0.64
1.00	1.42	1,485,743	0.59		1.40		0.67

1.00	0.04	409,163	0.36		0.00	(h)	0.73
1.00	0.02	364,918	0.58	(i)	0.02		0.74
1.00	1.12	507,425	0.72	(e)	1.10		0.74
1.00	2.81	410,594	0.70		2.79		0.73
1.00	2.86	194,629	0.70		2.82		0.75
1.00	1.09	178,032	0.70		2.19		0.75
1.00	1.27	157,544	0.74		1.26		0.81

1.00	0.04	101,852	0.35		0.00	(h)	1.08
1.00	0.00	104,245	0.44		0.00	(h)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2010 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$— (d)	$—		$— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(h)	—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (j)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
February 19, 2005 (k) through June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Premier
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	(0.01)		0.01		—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended February 29, 2008	1.00	0.03	(h)	—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (j)	1.00	0.02		—	(d)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Reserve (m)
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
Year Ended February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	— (d)	—	(d)	— (d)
Year Ended February 28, 2009	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(h)	—	(d)	0.03		(0.03)	—	(d)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(d)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (j)	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(d)	0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2010 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	— (d)	—		— (d)
July 1, 2009 (k) through February 28, 2010	1.00	—	(d)	—	(d)	—	(d)	—	—	(d)	— (d)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	Amount rounds to less than $0.01.

(e)	Amount rounds to less than 0.01%.

(f)	Includes insurance expense of 0.03%.

(g)	Includes insurance expense of 0.02%.

(h)	Calculated based upon average shares outstanding.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(j)	The Fund changed its fiscal year end from June 30 to the last day of February.

(k)	Commencement of offering of class of shares.

(l)	Includes insurance expense of 0.01%.

(m)	Effective February 19, 2005, Class A was renamed Reserve.

SEE NOTES TO FINANCIAL STATEMENTS.

34   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits

$1.00	0.02%		$21,829	0.37%		0.00	%(e)	0.79%
1.00	0.19		23,532	0.55	(f)	0.09		0.77
1.00	1.39		44,250	0.61	(g)	1.35		0.71
1.00	2.98	(i)	25,619	0.59		2.94		0.74
1.00	2.99		33,418	0.59		2.95		0.70
1.00	1.46		26,537	0.59		2.34		0.72
1.00	0.63		1,891	0.59		1.80		0.72

1.00	0.02		3,207	0.38		0.00	(e)	0.64
1.00	0.27		3,589	0.40	(l)	0.08		0.62
1.00	1.53		805	0.47	(g)	1.30		0.56
1.00	3.12	(i)	626	0.45		3.28		0.57
1.00	3.14		32,989	0.45		3.09		0.55
1.00	1.55		38,765	0.45		2.32		0.57
1.00	1.40		44,469	0.46		1.36		0.52

1.00	0.02		19,940	0.37		0.00	(e)	0.89
1.00	0.14		23,851	0.61	(f)	0.03		0.87
1.00	1.28		58,532	0.72	(g)	1.27		0.81
1.00	2.86	(i)	54,774	0.70		2.82		0.85
1.00	2.88		69,853	0.70		2.84		0.80
1.00	1.38		79,281	0.70		2.09		0.82
1.00	1.14		82,741	0.71		1.17		0.77

1.00	0.02		17,123	0.38		0.00	(e)	1.25
1.00	0.11		19,376	0.34		0.00	(e)	1.22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   35

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/ Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	JPM I	Diversified
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II	Non-Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	JPM I	Diversified
Ohio Municipal Money Market Fund	Morgan, Premier, Reserve and Service	JPM II	Non-Diversified

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Each Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act provided that certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market based net asset value per share of the Fund. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund #
Total Investments in Securities	$—	$1,150,060	$—	$1,150,060

Michigan Municipal Money Market Fund #
Total Investments in Securities	$—	$198,328	$—	$198,328

New York Municipal Money Market Fund #
Total Investments in Securities	$—	$1,612,350	$—	$1,612,350

Ohio Municipal Money Market Fund #
Total Investments in Securities	$—	$63,377	$—	$63,377

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

36   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when-issued or delayed delivery purchase commitments.

C. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2010, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	n/a	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
Ohio Municipal Money Market Fund	n/a	0.10	0.25	0.60

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   37

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	n/a	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.30	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Premier	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	n/a	1.05%
Michigan Municipal Money Market Fund	n/a	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	1.00	0.59	n/a	0.70	1.05
Ohio Municipal Money Market Fund	n/a	0.59	0.45	0.70	1.05

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2011. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2010. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Shareholder Servicing	Total
California Municipal Money Market Fund	$1	$332	$333
Michigan Municipal Money Market Fund	—	80	80
New York Municipal Money Market Fund	7	298	305
Ohio Municipal Money Market Fund	1	65	66

	Voluntary Waivers
	Shareholder Servicing	Distribution	Total
California Municipal Money Market Fund	$877	$2,723	$3,600
Michigan Municipal Money Market Fund	114	221	335
New York Municipal Money Market Fund	814	2,009	2,823
Ohio Municipal Money Market Fund	28	91	119

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

38   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

For the six months ended August 31, 2010, the Funds did not invest in any money market funds.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for California Municipal Money Market Fund and New York Municipal Money Market Fund.

Additionally, California Municipal Money Market Fund and Michigan Municipal Money Market Fund each have a shareholder and Ohio Municipal Money Market Fund has several shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet its obligation may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   39

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

6. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which was distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

40   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.30	$1.46	0.29%
Hypothetical	1,000.00	1,023.74	1.48	0.29
Morgan
Actual	1,000.00	1,000.30	1.51	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30
Service
Actual	1,000.00	1,000.30	1.51	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.20	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Premier
Actual	1,000.00	1,000.20	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34
Reserve
Actual	1,000.00	1,000.20	1.71	0.34
Hypothetical	1,000.00	1,023.49	1.73	0.34

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   41

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
New York Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.40	$1.76	0.35%
Hypothetical	1,000.00	1,023.44	1.79	0.35
Morgan
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35
Reserve
Actual	1,000.00	1,000.40	1.82	0.36
Hypothetical	1,000.00	1,023.34	1.84	0.36
Service
Actual	1,000.00	1,000.40	1.76	0.35
Hypothetical	1,000.00	1,023.44	1.79	0.35

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,000.20	1.87	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37
Premier
Actual	1,000.00	1,000.20	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38
Reserve
Actual	1,000.00	1,000.20	1.87	0.37
Hypothetical	1,000.00	1,023.34	1.89	0.37
Service
Actual	1,000.00	1,000.20	1.92	0.38
Hypothetical	1,000.00	1,023.29	1.94	0.38

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

42   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

JPMorgan Investment Advisors Inc. (“JPMIA”) served as the investment adviser to certain Funds until January 1, 2010, when its investment advisory business was transferred to the Advisor, who became the investment adviser for these Funds. The appointment of the Advisor did not change the Funds’ portfolio management team or investment strategies, the investment advisory fees charged to the Funds or the terms of the Funds’ investment advisory agreements (other than the name of the investment adviser).

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor (including applicable information relating to JPMIA prior to January 1, 2010), on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   43

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

distribution strategy of each Fund. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees

44   J.P. MORGAN MONEY MARKET FUNDS        AUGUST 31, 2010

in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis that was done by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Funds. The Trustees noted the generally strong performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses and/or the Advisor’s investment approach during the market events over the past year. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the second quintile and that the actual total expenses for the Morgan shares were in the third quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and that the actual total expenses for the Morgan shares were in the second quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and that the actual total expenses for the Morgan shares were in the second quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and that the actual total expenses for the Morgan shares were in the second quintile of its Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2010        J.P. MORGAN MONEY MARKET FUNDS   45

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-MMKTST-810

Semi-Annual Report

J.P. Morgan Tax Free Funds

August 31, 2010 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

CONTENTS

CEO’s Letter	1
A Message From Gary J. Madich	2
Market Overview	3
Fund Commentaries:
JPMorgan California Tax Free Bond Fund	4
JPMorgan Intermediate Tax Free Bond Fund	6
JPMorgan New York Tax Free Bond Fund	8
Schedules of Portfolio Investments	10
Financial Statements	58
Financial Highlights	68
Notes to Financial Statements	74
Schedule of Shareholder Expenses	92
Board Approval of Investment Advisory Agreements	94

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   1

A MESSAGE FROM GARY J. MADICH
Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed Income Group
OCTOBER 21, 2010 (Unaudited)

With the recent market turmoil still fresh in the minds of many investors, new assets have poured into bond funds since the market bottomed in March 2009. Investors seem to be drawn to the perception of bonds’ relative safety versus other investments, likely a reaction to the sharp decline in stock prices in 2008 and early 2009 and the general uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events, a risk that has garnered recent attention as many states have seen their growing budget deficit challenges become the topic of newspaper headlines. Acknowledging the challenges that are facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility. However, it is important to note that, given their inherent geographic concentration, state-specific municipal bond funds may experience a disproportionately negative impact as a result of unfavorable economic or political developments in the state or region where the funds are primarily invested.

While we certainly believe that municipal bond funds are a valuable tool for many investors, the risks associated with these funds serve as a stark reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Funds’ fixed income portfolio management team,

Gary J. Madich

2   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

J.P. Morgan Tax Free Funds

MARKET OVERVIEW
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

Strong corporate earnings buoyed investor sentiment early in the reporting period, as investors’ appetite for risk continued to recover following the March 2009 market bottom. Credit spreads initially narrowed but finished the reporting period modestly wider as risk aversion returned to the market in late April 2010 amid the threat of systemic fallout from Europe’s debt crisis (generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries). Additionally, concerns about slowing growth in China and disappointing U.S. economic data led many investors to question the strength and sustainability of the recovery. As a result, investors sought haven in U.S. Treasuries, sending their prices higher and yields sharply lower, with the yield for the 10-Year U.S. Treasury note falling below 3.00% for the first time since April 2009, while the yield for 2-Year notes fell to a historical low.

Yields also fell to historical lows in the tax-free fixed income market, which experienced large asset inflows and a favorable supply/demand environment. New debt issuance in the tax-free market continued to decline and was significantly lower when viewed without Build America Bonds (BABS), which remained a large portion of new issuance during the reporting period. BABS were created in the federal government’s stimulus plan that was passed in early 2009. These are taxable municipal bonds, in which the federal government rebates back 35% of the interest cost to the issuing entity. Pre-refunded (bonds that are secured with U.S. government securities) underperformed the broad municipal market while revenue bonds (municipal bonds that repay bondholders with revenues generated by the purpose of the bonds) outperformed.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	5.13%
Barclays Capital California Competitive Intermediate Bond (1–17 Year) Index	5.50%

Net Assets as of 8/31/2010 (In Thousands)	$322,981
Duration	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

On an absolute basis and relative to the Barclays Capital California Competitive Intermediate Bond (1–17 Year) Index (the “Benchmark”), duration was the main driver of performance. Across sectors and ratings segments, the Fund’s fixed income securities with shorter duration underperformed, while the Fund’s holdings with longer duration outperformed as interest rates declined during the reporting period. The Fund’s holdings in the transportation and the water and sewer sectors had longer duration and performed the best, while the Fund’s holdings in the housing and IDR/PCR (industrial development revenue bonds and pollution control revenue bonds) sectors had shorter duration and did not perform as well. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with longer duration.

HOW WAS THE FUND POSITIONED?

The Fund began the reporting period with duration of 6.08 years (versus 5.79 years for the Benchmark) and finished the reporting period with duration of 5.96 years (versus 5.53 for the Benchmark). The Fund had longer duration than the Benchmark as the Fund’s portfolio managers deployed some of the Fund’s cash reserves during the reporting period. The Fund’s overall longer duration contributed to relative performance.

The Fund’s portfolio managers focused on issues from highly rated, large state and local municipalities, which, in their view, were more liquid and could more easily withstand the impact of an economic downturn.

The Fund also held roughly 9% of its net assets in a money market fund. This was a modest drag on performance as the yields available from this short-term instrument were low during the reporting period.

CREDIT QUALITY ALLOCATIONS***

AAA	16.9%
AA	53.7
A	22.5
BAA	6.9

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

4   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		5.08%	8.62%	4.51%	4.55%
With Sales Charge**		1.16	4.59	3.71	4.15
CLASS C SHARES	2/19/05
Without CDSC		4.87	8.15	4.00	4.23
With CDSC***		3.87	7.15	4.00	4.23
INSTITUTIONAL CLASS SHARES	12/23/96	5.13	8.78	4.63	4.70
SELECT CLASS SHARES	4/21/97	5.12	8.79	4.54	4.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/00 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from August 31, 2000 to August 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital California Competitive Intermediate Municipal Bond (1–17 Year) Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.75%
Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index	4.58%

Net Assets as of 8/31/2010 (In Thousands)	$5,457,086
Duration	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested primarily in high-quality general obligation bonds, prerefunded bonds (bonds that are secured with U.S. government securities) and essential-service revenue bonds, which hurt the Fund’s relative performance as investors preferred riskier lower-quality municipal bonds during the reporting period.

On an absolute basis and relative to the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index (the “Benchmark”), duration was a key driver of performance during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with longer duration. The Fund had shorter duration than the Benchmark, which modestly detracted from the Fund’s relative performance as interest rates declined during the reporting period. Across most sectors and ratings segments, the Fund’s fixed income securities with longer duration outperformed, while the Fund’s holdings with shorter duration underperformed.

HOW WAS THE FUND POSITIONED?

The Fund maintained its quality bias, as the Fund’s portfolio managers preferred higher-quality issuances. For liquidity and to enhance the Fund’s overall credit quality, the Fund purchased prerefunded bonds during the reporting period. The Fund lowered its exposure to the housing sector, as the Fund’s portfolio managers were concerned that the U.S. government would implement programs that encourage borrowers to refinance their mortgages (mortgage refinancing can hurt bondholders by returning the money they invested more quickly than anticipated). The Fund also reduced its exposure to the tobacco sector due to concerns about downgrade risks.

CREDIT QUALITY ALLOCATIONS***

AAA	37.9%
AA	44.8
A	13.5
BAA	2.9
NR	0.9

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

6   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		3.64%	6.49%	4.28%	4.75%
With Sales Charge**		(0.22)	2.47	3.48	4.35
CLASS B SHARES	12/31/03
Without CDSC		3.33	5.78	3.58	4.13
With CDSC***		(1.67)	0.78	3.23	4.13
CLASS C SHARES	12/31/03
Without CDSC		3.28	5.74	3.58	4.12
With CDSC****		2.28	4.74	3.58	4.12
INSTITUTIONAL CLASS SHARES	9/10/01	3.81	6.75	4.54	4.84
SELECT CLASS SHARES	1/1/97	3.75	6.64	4.44	4.74

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/00 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 2000 to August 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Competitive Intermediate Municipal (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Competitive Intermediate Municipal (1–17 year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.57%
Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index	4.53%

Net Assets as of 8/31/2010 (In Thousands)	$987,966
Duration	5.8 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes and also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

On an absolute basis and relative to the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index (the “Benchmark”), duration was the main driver of performance. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with longer duration.

The Fund began the reporting period with duration of 5.81 years (versus 5.64 years for the Benchmark) and finished the reporting period with duration of 5.82 years (versus 5.05 for the Benchmark). The Fund had longer duration than the Benchmark as the Fund’s portfolio managers deployed some of the Fund’s cash reserves during the reporting period. The Fund’s overall longer duration contributed to relative performance.

Across sectors and ratings segments, the Fund’s fixed income securities with longer duration outperformed, while the Fund’s holdings with shorter duration underperformed as interest rates declined during the reporting period. The Fund’s holdings in the electric and transportation sectors had longer duration and performed the best, while the Fund’s pre-refunded bonds (bonds that are secured with U.S. government securities) had shorter duration and underperformed during the reporting period. In addition, the Fund’s exposure to tobacco bonds hurt performance, as rising cigarette taxes began to slow down cigarette sales.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers focused on issues from highly rated, large state and local municipalities, which, in their view, were more liquid and had the potential to better withstand the impact of an economic downturn.

The Fund also held roughly 1% of its net assets in a money market fund. This was a modest drag on performance as the yields available from this short-term instrument were low during the reporting period.

CREDIT QUALITY ALLOCATIONS***

AAA	19.2%
AA	69.6
A	8.3
BAA	2.9

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

8   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		4.51%	7.63%	4.47%	4.63%
With Sales Charge**		0.64	3.59	3.68	4.24
CLASS B SHARES	2/16/01
Without CDSC		4.16	6.89	3.76	4.01
With CDSC***		(0.84)	1.89	3.41	4.01
CLASS C SHARES	1/31/03
Without CDSC		4.17	6.91	3.76	3.89
With CDSC****		3.17	5.91	3.76	3.89
INSTITUTIONAL CLASS SHARES	9/10/01	4.67	7.90	4.75	4.88
SELECT CLASS SHARES	1/1/97	4.57	7.69	4.54	4.69

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/00 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to their inception date are based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 2000 to August 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 89.5%
	Arkansas — 0.3%
	Special Tax — 0.3%
1,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.125%, 07/01/13	1,004
	California — 85.1%
	Certificate of Participation/Lease — 10.7%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	714
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,265
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/19	1,687
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,121
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	106
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., COP, AMBAC, 5.250%, 06/01/11	1,730
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/18	1,679
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/15	1,103
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,140
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/10	5,196
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/16	1,343
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/20	1,141
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,794
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 02/01/20	1,737
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/13	1,529
1,400	San Diego County, Justice Facilities, COP, 5.000%, 10/01/19	1,529
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/19	1,376
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/15	1,573
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	294
2,190	Series A, Rev., COP, 5.250%, 01/15/20	2,598
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,703
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,154
		34,512
	Education — 2.6%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/19	1,171
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	866
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,888
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,199
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17	2,284
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/15	1,127
		8,535
	General Obligation — 27.9%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,554
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	901
1,907	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,939
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	769
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	471
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,865

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	703
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	1,020
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,084
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	783
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,122
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/16	1,715
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,323
125	Series A, GO, FGIC, 6.000%, 07/01/15	151
1,000	Series I, GO, 5.000%, 07/01/19	1,111
1,650	Series KRY, GO, 5.000%, 07/01/12	1,778
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16	1,146
1,000	Series H, GO, AGM, 5.000%, 07/01/17	1,164
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17	1,231
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18	1,678
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/15	1,675
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	498
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	891
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	862
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	934
1,015	GO, Zero Coupon, 08/01/25	521
1,500	GO, Zero Coupon, 08/01/26	711
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,132
	Pasadena Unified School District, Election of 2008,
1,000	Series A-1, GO, 5.000%, 08/01/19	1,175
1,150	Series A-1, GO, 5.000%, 08/01/19	1,324
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15	1,600
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	939
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,431
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,836
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,945
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,354
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/20	1,586
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	3,095
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18	1,697
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/12	636
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,927
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,440
1,000	Santa Monica Community College District, Election of 2002, GO, 5.000%, 08/01/20	1,172
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15	1,672
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,472
	State of California,
1,500	GO, 5.000%, 03/01/16	1,695
1,000	GO, 5.000%, 09/01/16	1,144
2,000	GO, 5.000%, 02/01/17	2,266

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
3,000	GO, 5.000%, 02/01/17	3,291
3,500	GO, 5.000%, 11/01/17	3,915
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,649
120	GO, NATL-RE-IBC, 6.250%, 10/01/10 (p)	121
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,876
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/18	2,163
2,310	GO, 5.250%, 10/01/19	2,627
1,000	GO, 5.500%, 04/01/19	1,145
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19	1,754
3,150	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 08/01/11	3,430
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,123
		90,232
	Hospital — 2.7%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/15	1,058
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18	1,781
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,162
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15	1,014
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/17	1,622
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/16	1,673
500	Series E, Rev., 5.000%, 05/15/15	574
		8,884
	Housing — 1.7%
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	1,026
1,500	Series B, Rev., 4.800%, 08/01/17	1,460
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,002
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,035
905	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	925
		5,448
	Other Revenue — 6.7%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	855
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	273
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/20	1,142
1,500	Series B, Rev., 5.000%, 05/15/20	1,700
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, NATL-RE, 4.625%, 09/02/10	150
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 09/20/10	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,044
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	648
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/20	2,238
1,000	Series A, Rev., 5.000%, 05/15/20	1,109
	San Francisco Bay Area Rapid Transit District,
2,790	Rev., 5.000%, 07/01/20	3,208
1,500	Rev., 5.000%, 07/01/20	1,713
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,305
2,380	Sub Series A, Rev., 5.000%, 05/01/20	2,762
1,350	University of California, Series U, Rev., 5.000%, 05/15/14	1,555
		21,702
	Prerefunded — 3.3%
565	California State Department of Water Resources, Water Systems, Series J-3, Rev., 7.000%, 12/01/12 (p)	648
845	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,117
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,082
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,266

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,233
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,928
715	Rev., Zero Coupon, 01/01/19 (p)	590
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,729
		10,593
	Special Tax — 5.1%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	548
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 09/20/10	1,001
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/10 (f) (i)	509
1,395	Series A, AMBAC, 5.625%, 09/01/10 (f) (i)	1,418
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/20	2,423
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,255
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,442
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 10/04/10	376
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/17 (f) (i)	1,801
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, NATL-RE, 6.000%, 08/01/15	2,322
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/14	1,428
		16,523
	Transportation — 6.5%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16	2,325
1,500	Series F, Rev., 5.000%, 04/01/19	1,716
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	525
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,156
1,250	Series E, Rev., 4.500%, 05/15/16	1,432
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/16	1,722
1,500	Series C, Rev., 5.000%, 08/01/14	1,732
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/15	1,131
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,657
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/18	1,689
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,772
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,140
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,203
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/18	1,699
		20,899
	Utility — 7.7%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/14	3,538
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 04/01/19	1,755
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,618
1,000	Series H, Rev., 5.000%, 05/01/18	1,159
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/20	3,320
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,303
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,592
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/19	1,749
1,500	Series B, Rev., 5.250%, 07/01/19	1,783

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   13

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Utility — Continued
2,000	Series B, Rev., AGM, 5.125%, 07/01/13	2,217
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.000%, 07/01/11	1,540
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,252
		24,826
	Water & Sewer — 10.2%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/18	2,895
2,500	Series AF, Rev., 5.000%, 12/01/18	2,877
1,500	Series AG, Rev., 5.000%, 12/01/19	1,762
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,642
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,139
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,180
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	798
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/16	1,489
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/20	1,737
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/19	1,774
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,171
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/19	1,210
1,000	Series E, Rev., 3.750%, 07/01/14	1,112
	Sacramento County Sanitation Districts Financing Authority,
1,500	Rev., NATL-RE, FGIC, 5.000%, 06/01/16	1,689
250	Series A, Rev., 5.250%, 12/01/10	255
150	Series A, Rev., 5.750%, 12/01/10	152
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/18	1,158
1,500	Series A, Rev., 5.000%, 05/15/19	1,702
2,000	Series B, Rev., 5.000%, 08/01/19	2,254
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,392
2,000	Series B, Rev., 5.000%, 11/01/19	2,409
		32,797
	Total California	274,951
	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/16	2,170
	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,214
	Michigan — 0.6%
	Housing — 0.6%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.125%, 12/01/10	2,047
	Ohio — 0.3%
	Housing — 0.3%
1,065	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	1,105
	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,152
	Puerto Rico — 1.1%
	Special Tax — 0.1%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	468
	Utility — 1.0%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,123
	Total Puerto Rico	3,591
	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	599

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/16	1,178
	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
65	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	65
	Total Municipal Bonds (Cost $270,091)	289,076
SHARES
Short-Term Investment — 9.5%
	Investment Company — 9.5%
30,768	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $30,768)	30,768
	Total Investments — 99.0% (Cost $300,859)	319,844
	Other Assets in Excess of Liabilities — 1.0%	3,137
	NET ASSETS — 100.0%	$322,981

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 94.3%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,913
	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/18	2,097
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/18	1,171
1,000	Series B, GO, 5.000%, 09/01/18	1,137
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11 (p)	5,003
		9,408
	Prerefunded — 0.1%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,577
	Total Alabama	28,898
	Alaska — 0.4%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/19	14,666
	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,484
	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/18	1,119
1,000	Series 1, Rev., 5.375%, 09/01/18	1,114
1,000	Series 1, Rev., 5.500%, 09/01/18	1,104
		3,337
	Total Alaska	19,487
	Arizona — 3.4%
	Certificate of Participation/Lease — 1.1%
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	31,510
15,000	COP, 5.750%, 09/01/18	18,344
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15	5,539
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15	1,861
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/17	1,151
		58,405
	Education — 0.1%
5,000	Arizona State University, Rev., AGM, 5.250%, 07/01/12	5,446
	General Obligation — 0.2%
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,361
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,092
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	5,024
		11,477
	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,233
3,000	Series D, Rev., 5.000%, 01/01/14	3,325
5,000	Series D, Rev., 5.000%, 01/01/16	5,612
2,500	Series D, Rev., 5.000%, 01/01/18	2,632
5,000	Series D, Rev., 5.000%, 01/01/18	5,237
10,000	Series D, Rev., 5.500%, 01/01/18	11,471
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.150%, 09/09/10	4,643
845	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/10	855
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,105
		38,113
	Other Revenue — 0.1%
7,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/20	7,817
	Prerefunded — 0.5%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	17,170
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,233
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.000%, 09/15/10 (p)	2,980
1,875	Rev., AMBAC, 5.100%, 09/15/10 (p)	1,879

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	946
		28,208
	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14	5,304
10,250	Series A, Rev., 7.000%, 01/01/14	11,234
5,000	Series A, Rev., 7.000%, 01/01/14	5,437
		21,975
	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16	5,905
4,675	Series B, Rev., 5.000%, 01/01/16	5,532
		11,437
	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/18	1,178
1,000	Series A, Rev., 5.000%, 01/01/18	1,160
500	Series A, Rev., 5.000%, 01/01/19	592
		2,930
	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/18	1,162
	Total Arizona	186,970
	California — 12.0%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/16	2,196
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/16	2,380
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/14	1,951
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,968
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,214
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,404
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/12	1,031
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,613
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,559
3,500	Series A, Rev., COP, 5.000%, 06/01/15	3,696
1,750	Series A, Rev., COP, 5.000%, 06/01/15	1,832
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,633
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,383
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,500
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,971
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/14	1,798
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., COP, NATL-RE, 6.125%, 08/15/11	4,738
		41,867
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,163
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16	3,784
	California State University, Systemwide,
1,000	Series C, Rev., AGM, 5.000%, 11/01/13	1,134
1,000	Series C, Rev., AGM, 5.000%, 11/01/14	1,163
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	633
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/19	11,932
5,000	Series O, Rev., 5.750%, 05/15/19	5,907
10,000	Series O, Rev., 5.750%, 05/15/19	11,578
		38,294
	General Obligation — 5.4%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	888
2,000	GO, Zero Coupon, 05/01/18	1,537
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	976
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	9,213
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,283
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,868
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,276
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	3,016
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/16	8,658
6,880	Series B, GO, FGIC, 4.750%, 07/01/16	7,510
6,120	Series I, GO, 5.250%, 07/01/19	7,050
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12	3,189
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16	2,237
4,535	Natomas Unified School District, Election of 2006, GO, NATL-RE, FGIC, 5.000%, 08/01/14	4,640
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,779
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,727
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,416
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/12	9,707
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,862
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,499
295	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	274
1,100	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	1,021
	State of California,
8,545	GO, 5.000%, 08/01/13	9,282
1,650	GO, 5.000%, 08/01/15	1,792
6,875	GO, 5.000%, 11/01/15	7,919
5,000	GO, 5.000%, 08/01/16	5,769
5,000	GO, 5.125%, 04/01/14	5,448
3,000	GO, 5.250%, 02/01/13	3,244
1,150	GO, NATL-RE, 5.000%, 06/01/15	1,262
3,590	GO, NATL-RE, 5.250%, 02/01/13	3,801
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 08/01/13	5,520
4,655	Series 2, GO, 5.000%, 03/01/16	5,229
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/14	8,587
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/14	29,598
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,925
23,300	Series A, GO, NATL-RE, FGIC-TCRS, 5.000%, 07/01/11	24,013
10,000	Series B, GO, 5.000%, 07/01/11 (p)	10,397
	State of California, Various Purpose,
10,150	GO, 5.000%, 03/01/14	11,427
15,000	GO, 5.000%, 04/01/17	17,300
6,790	GO, 5.500%, 04/01/18	8,101
6,800	GO, 5.500%, 04/01/19	7,918
15,000	GO, 5.625%, 04/01/19	16,790
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,975
2,000	Torrance Unified School District, Election of 1998, Series B, GO, AGM, 5.000%, 08/01/11	2,082
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/14	2,871
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/16	3,125
5,695	Series A, GO, AGM, 5.000%, 08/01/16	6,180
		297,481
	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18	2,328
2,450	Series C, Rev., 6.500%, 10/01/18	2,860
2,000	Series C, Rev., 6.500%, 10/01/18	2,317
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	6,251
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/13	3,141

SEE NOTES TO FINANCIAL STATEMENTS.

18   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Hospital — Continued
1,000	Rev., 5.250%, 11/15/13	1,026
		17,923
	Other Revenue — 0.6%
17,485	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	15,763
10,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series A, Rev., AMBAC, 5.000%, 06/01/11	10,016
2,250	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, NATL-RE, 5.000%, 04/01/16	2,352
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/17	1,478
2,000	Rev., AGM, 5.000%, 08/01/17	2,329
		31,938
	Prerefunded — 1.9%
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	574
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,749
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	25,912
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,764
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,932
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,077
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,596
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,126
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,628
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,255
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,382
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	825
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,302
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,202
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,373
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	6,072
		102,769
	Special Tax — 0.0% (g)
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,061
	Transportation — 0.7%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/12	5,218
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,325
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,497
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,759
20,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	21,384
		36,183
	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12	10,881
4,180	City of Riverside, Riverside Electric, Rev., AGM, 5.250%, 10/01/11 (p)	4,449
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,637
9,545	Series A, Rev., 5.250%, 11/15/22	9,999
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,557
		33,523
	Water & Sewer — 1.0%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,105
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	898

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,660
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/16	2,947
3,160	Rev., NATL-RE, 5.000%, 05/01/16	3,062
3,320	Rev., NATL-RE, 5.000%, 05/01/16	3,180
3,490	Rev., NATL-RE, 5.000%, 05/01/16	3,316
10,435	Contra Costa Water District, Series K, Rev., AGM, 5.500%, 10/01/11	10,993
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/13	8,043
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/19	4,119
6,200	Series A, Rev., 5.000%, 05/15/19	7,161
2,165	Series A, Rev., 5.000%, 05/15/19	2,527
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,125
		52,136
	Total California	653,175
	Colorado — 3.9%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/18	5,616
	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	2,216
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/19	614
1,480	Series A, Rev., 5.500%, 06/01/19	1,738
750	Series A, Rev., 5.750%, 06/01/19	888
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., AGM, 5.000%, 06/01/11	259
		5,715
	General Obligation — 1.7%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18	28,833
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,126
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/19	8,486
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,937
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,671
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.100%, 10/04/10	1,254
	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,
1,295	GO, 5.000%, 12/01/12	1,427
1,240	GO, 5.000%, 12/01/13	1,414
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	22,557
9,500	GO, 5.000%, 12/15/22	11,807
4,800	GO, NATL-RE , 6.500%, 12/15/10	4,884
3,720	GO, NATL-RE , 6.500%, 12/15/11	4,010
		92,406
	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,089
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	743
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	670
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	924
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	670
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/12	1,256
		5,352
	Housing — 0.0% (g)
20	Colorado Housing & Finance Authority, Rev., 5.375%, 10/04/10	21
	Other Revenue — 0.2%
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.000%, 09/01/10	3,411
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,788
1,000	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 01/01/11	996
		10,195
	Prerefunded — 1.3%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	38,445

SEE NOTES TO FINANCIAL STATEMENTS.

20   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,487
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,851
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,894
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	6,079
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,432
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,130
		73,318
	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	9,229
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,352
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,620
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/12	2,711
		20,912
	Total Colorado	213,535
	Connecticut — 1.3%
	General Obligation — 0.7%
1,045	City of Waterbury, Series A, GO, AGM, 5.250%, 04/01/11	1,076
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/18	8,258
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,915
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,541
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,456
	State of Connecticut, Economic Recovery,
5,000	Series A, GO, 5.000%, 01/01/15	5,841
5,000	Series D, GO, 5.000%, 01/01/13	5,530
		38,617
	Hospital — 0.1%
3,865	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	4,002
	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	936
1,040	Rev., AGM, 5.000%, 06/15/15	1,220
1,200	Rev., AGM, 5.000%, 06/15/16	1,425
1,260	Rev., AGM, 5.000%, 06/15/17	1,510
1,320	Rev., AGM, 5.000%, 06/15/17	1,562
		6,653
	Prerefunded — 0.3%
3,425	City of Ridgefield, Series A, GO, 5.000%, 09/15/10 (p)	3,466
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,223
	State of Connecticut,
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,493
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,843
		15,025
	Special Tax — 0.1%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,483
4,000	Series B, AGM, 5.375%, 10/01/11	4,198
		6,681
	Transportation — 0.0% (g)
1,400	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	1,468
	Total Connecticut	72,446
	Delaware — 0.3%
	Education — 0.3%
	University of Delaware,
12,000	Series A, Rev., VAR, 2.000%, 06/01/11	12,096
1,500	Series B, Rev., 4.000%, 11/01/13	1,664
1,250	Series B, Rev., 4.000%, 11/01/14	1,416
	Total Delaware	15,176
	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,167
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,266
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,871
		7,304

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	11,222
	Other Revenue — 0.1%
2,805	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/11	2,810
	Water & Sewer — 0.1%
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., AGM, 5.500%, 10/01/10	6,484
	Total District of Columbia	27,820
	Florida — 3.4%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 02/01/14	5,473
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,859
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,567
		14,899
	Education — 0.3%
	Florida State Board of Education, Lottery,
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/15	10,653
7,060	Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,344
		17,997
	General Obligation — 0.8%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/11	10,053
10,000	Series A, GO, 5.375%, 06/01/11	10,408
1,260	Florida State Board of Education, Capital Outlay, Series D, GO, 5.500%, 06/01/18	1,581
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/16	6,749
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/15	5,544
1,495	Series B, GO, 5.250%, 06/01/12	1,620
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,726
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,928
		41,609
	Hospital — 0.1%
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	8,440
	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,500	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/19	6,019
3,930	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 07/01/18	4,357
1,750	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/20	1,909
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 11/01/10	4,032
		16,317
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/12	8,646
	Other Revenue — 0.1%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,455
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,544
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,438
		5,437
	Prerefunded — 0.7%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,410
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	7,775
5,000	Lee County, Airport, Series B, Rev., AGM, 5.750%, 10/01/10 (p)	5,073
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,919
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	10,363
5,000	Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,431
		36,971

SEE NOTES TO FINANCIAL STATEMENTS.

22   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,383
2,730	Rev., AGC, 5.000%, 09/01/17	3,146
2,770	Rev., AGC, 5.000%, 09/01/18	3,153
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/04/10	201
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,762
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,419
		12,064
	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	1,123
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17	4,004
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/14	2,936
		8,063
	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,401
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,819
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,091
		16,311
	Total Florida	186,754
	Georgia — 3.2%
	Certificate of Participation/Lease — 0.1%
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,249
	General Obligation — 1.9%
1,070	Forsyth County School District, GO, 5.000%, 07/01/11	1,132
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,186
2,630	GO, 6.375%, 05/01/14	3,129
6,125	Glynn County School District, Sales Tax, GO, 4.000%, 09/01/13 (w)	6,751
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,556
1,500	GO, 5.000%, 02/01/17 (p)	1,811
4,800	GO, 5.000%, 02/01/18 (p)	5,847
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,241
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	10,076
10,000	Series B, GO, 5.000%, 01/01/19	12,181
6,585	Series C, GO, 5.500%, 07/01/14	7,792
6,000	Series C, GO, 5.500%, 07/01/14	7,034
9,300	Series D, GO, 5.000%, 08/01/12	10,109
3,805	Series E, GO, 4.000%, 07/01/13	4,187
1,900	Series E, GO, 6.750%, 12/01/10	1,930
15,160	Series F, GO, 5.000%, 11/01/13	17,316
7,515	Series G, GO, 5.000%, 10/01/16	9,107
		106,385
	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,521
	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/18	2,944
5,000	Series A, Rev., AGM, 5.000%, 06/01/18	5,893
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,961
		11,798
	Transportation — 0.2%
10,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., 5.000%, 06/01/13	11,201
	Utility — 0.1%
2,730	Georgia Municipal Electric Authority, Series A, Rev., 6.500%, 01/01/12	2,775
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,588
		4,363
	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/19	7,532
6,565	Rev., 5.000%, 07/01/19	7,942
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	6,144
8,660	Series B, Rev., 5.250%, 10/01/23	10,909

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	6,156
		38,683
	Total Georgia	177,200
	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
1,280	Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,299
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14	3,767
1,000	Series DK, GO, 5.000%, 05/01/18	1,173
11,810	Series DR, GO, 5.000%, 06/01/15	13,946
5,000	Series DY, GO, 5.000%, 02/01/19	6,156
		26,341
	Prerefunded — 0.0% (g)
1,305	State of Hawaii, Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,324
	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,365
5,915	Rev., 5.000%, 01/01/19	7,051
520	Rev., 5.250%, 01/01/18	636
5,120	Rev., 5.250%, 01/01/19	6,131
2,450	Rev., 6.000%, 01/01/19	2,912
		18,095
	Total Hawaii	45,760
	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	13,882
	Illinois — 4.3%
	Certificate of Participation/Lease — 0.1%
5,300	Chicago Public Building Commission Building, Series A, Rev., COP, NATL-RE, 5.250%, 12/01/11	5,473
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,990
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,939
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/16	1,143
1,500	Rev., NATL-RE, 5.250%, 10/01/16	1,696
		10,768
	General Obligation — 1.9%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13	7,658
	City of Chicago,
7,500	Series A, GO, AGM, 5.000%, 01/01/15	8,319
3,850	Series C, GO, 5.000%, 01/01/19	4,294
10,020	Series J, GO, AMBAC, 5.000%, 12/01/16	11,149
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,288
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,152
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 05/15/14	4,677
	Cook County High School District No. 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	3,057
1,000	GO, AGC, 5.500%, 12/01/18	1,223
1,000	GO, AGC, 5.500%, 12/01/18	1,207
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,300
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/15	6,732
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,590
1,355	GO, 5.000%, 12/01/15	1,596
1,080	GO, 5.000%, 12/01/16	1,284
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,824
685	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	726
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,679
4,130	GO, 5.000%, 01/01/21	4,602
8,885	Series A, GO, 5.000%, 03/01/14	9,380
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/15	5,738
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,327

SEE NOTES TO FINANCIAL STATEMENTS.

24   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,984
1,250	GO, 5.750%, 06/01/18	1,461
1,000	GO, 5.750%, 06/01/18	1,160
1,000	GO, 5.750%, 06/01/18	1,153
1,000	GO, 5.750%, 06/01/18	1,146
4,420	Winnebago County School District No. 122 Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	4,213
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15	4,679
		105,598
	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,130
3,750	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,980
735	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.750%, 11/15/10	743
		9,853
	Other Revenue — 0.1%
2,500	Illinois Finance Authority, Disposal-Waste Management, Inc. Project, Rev., VAR, 1.250%, 10/01/10	2,501
	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,560
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,747
1,000	GO, 7.250%, 12/01/12 (p)	1,151
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	1,007
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,741
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,090
		28,296
	Short Term Note — 0.3%
16,555	State of Illinois, GO, 3.000%, 06/14/11	16,760
	Special Tax — 0.3%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/12	8,287
	State of Illinois,
3,125	Rev., 5.000%, 06/15/13	3,461
1,310	Series P, Rev., 6.500%, 06/15/13	1,411
		13,159
	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,430
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16	13,043
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,369
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16	14,349
4,545	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	4,816
		40,007
	Total Illinois	232,415
	Indiana — 0.6%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/15	3,271
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/15	1,757
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,187
1,155	Rev., COP, 5.000%, 07/15/13	1,290
990	Rev., COP, 5.000%, 07/15/14	1,133
		8,638
	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE , 5.000%, 07/15/13	5,438
	Housing — 0.0% (g)
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 04/01/11	1,722
	Other Revenue — 0.1%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/16	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,901
		4,137
	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,378
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,598
		5,976
	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,420
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,219
		5,639
	Total Indiana	31,550
	Iowa — 0.1%
	Housing — 0.0% (g)
1,515	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/19	1,659
	Prerefunded — 0.1%
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,108
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,164
		6,272
	Total Iowa	7,931
	Kansas — 2.3%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,917
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/15	5,518
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,777
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,851
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,812
	Salina Kans Internal Improvement,
1,685	Series A, GO, 5.000%, 10/01/12	1,837
1,750	Series A, GO, 5.000%, 10/01/13	1,976
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	930
		19,618
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,763
	Other Revenue — 0.6%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,591
2,500	Series A, Rev., 5.000%, 09/01/18	3,080
7,000	Series A, Rev., 5.000%, 09/01/19	8,678
7,000	Series A, Rev., 5.000%, 09/01/20	8,722
		32,071
	Prerefunded — 1.3%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., NATL-RE, 5.250%, 10/01/10 (p)	1,380
1,600	Rev., NATL-RE, 5.350%, 10/01/10 (p)	1,606
	Johnson County Unified School District 232,
1,175	GO, AGM, 5.000%, 09/01/10 (p)	1,175
1,865	GO, AGM, 5.250%, 09/01/10 (p)	1,865
4,500	GO, AGM, 5.500%, 09/01/10 (p)	4,500
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,186
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,052
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	22,183
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	22,580
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	7,005
		70,532
	Total Kansas	127,984
	Kentucky — 1.6%
	Certificate of Participation/Lease — 0.4%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/17	1,078

SEE NOTES TO FINANCIAL STATEMENTS.

26   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/18	1,146
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,090
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,223
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,821
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,193
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,403
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	1,150
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	2,567
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/18	1,742
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11 (p)	1,411
1,000	Rev., COP, 5.500%, 11/01/11 (p)	1,060
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
1,000	Series A, Rev., COP, AMBAC, 5.500%, 07/01/11	1,043
4,655	Series B, Rev., COP, AGM, 5.000%, 07/01/12	5,045
		22,972
	Education — 0.1%
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., AGM, 4.500%, 07/01/16	2,354
1,000	Series A, Rev., AGM, 5.000%, 04/01/11 (p)	1,038
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,693
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17	1,769
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE , 5.000%, 05/01/14	1,175
		8,029
	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 11/01/16	1,120
	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/17	1,151
	Housing — 0.0% (g)
580	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 10/04/10	582
	Other Revenue — 0.2%
6,915	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series A, Rev., 5.000%, 07/01/18	8,365
	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,137
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,406
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	593
		9,136
	Transportation — 0.1%
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,155
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,189
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., AGM, 5.750%, 07/01/11	1,037
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,047
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,051
		6,479
	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17	3,247
	Water & Sewer — 0.5%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11 (p)	1,049
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,808

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
12,720	Series A, Rev., 4.000%, 11/15/13	14,123
4,170	Series A, Rev., 5.000%, 11/15/19	5,180
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/18	1,729
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/16	1,145
1,000	Louisville Waterworks Board, Water System, Rev., AGM, 5.125%, 11/15/10 (p)	1,010
		26,044
	Total Kentucky	87,125
	Louisiana — 2.3%
	Certificate of Participation/Lease — 0.0% (g)
2,055	Louisiana Office Facilities Corp., Capitol Complex Program, Rev., COP, AMBAC, 5.500%, 05/01/11	2,121
	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/11	1,027
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/11	1,108
		2,135
	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,201
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,300
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,126
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.125%, 09/01/15 (f) (i)	1,000
250	Orleans Parish, School Board, GO, FGIC, 5.300%, 09/01/10 (f) (i)	250
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,199
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/11	1,033
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	4,009
1,500	Series C, GO, AGM, 5.000%, 05/01/16	1,764
		12,882
	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,580
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,168
		2,748
	Housing — 0.1%
1,088	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	1,201
1,900	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/19	2,080
185	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA FHA/VA MTGS, 4.800%, 10/04/10	185
		3,466
	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	3,074
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,739
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17	2,005
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17	1,129
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.050%, 09/09/10	5,022
		14,969
	Prerefunded — 0.9%
3,220	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	3,283
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	3,943
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	13,915
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	13,682
500	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., AGM, 6.000%, 10/01/10 (p)	503

SEE NOTES TO FINANCIAL STATEMENTS.

28   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,801
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	871
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,486
		50,484
	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	4,992
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	1,083
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,293
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/16	3,778
3,565	Rev., AMBAC, 5.000%, 03/01/16	3,821
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/15	2,696
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/19	5,197
2,125	Rev., AGC, 5.000%, 08/01/19	2,487
2,000	Rev., AGC, 5.000%, 08/01/19	2,319
3,490	Rev., AGC, 5.250%, 08/01/19	4,293
		32,959
	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	978
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/19	1,458
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/11	858
		3,294
	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,677
	Total Louisiana	126,735
	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,814
	Maryland — 2.4%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,903
	General Obligation — 1.6%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,400
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,474
15,570	Series A, GO, 5.000%, 11/01/16	18,904
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,598
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	13,861
12,945	GO, 5.000%, 08/01/15	15,415
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,866
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	7,928
		88,446
	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	9,050
	Private Placement — 0.1%
4,732	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,870
	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,293
2,915	Rev., 5.000%, 06/15/16	3,501
3,060	Rev., 5.000%, 06/15/17	3,722
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/17	11,967
		22,483
	Total Maryland	130,752

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Massachusetts — 2.4%
	Education — 0.0% (g)
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/18	1,675
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,487
		3,162
	General Obligation — 0.1%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,547
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/18	1,169
1,000	Series D, GO, 5.000%, 08/01/16	1,184
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,820
		5,720
	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/18	631
3,260	Rev., AGM, 5.000%, 04/01/18	3,458
		4,089
	Prerefunded — 1.8%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,609
4,200	Series C, GO, 5.250%, 09/01/15 (p)	5,040
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,880
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	7,994
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,243
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	6,082
	Commonwealth of Massachusetts, Federal Highway,
18,545	Series A, Rev., GAN, AGM, 5.750%, 12/15/10 (p)	18,806
3,400	Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10 (p)	3,448
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,696
7,230	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	7,622
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,288
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,567
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,694
		96,969
	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,831
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,884
		4,715
	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	3,499
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,378
		5,877
	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	6,095
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,243
		9,338
	Total Massachusetts	129,870
	Michigan — 2.3%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/11	2,478
400	Wayne County, COP, AMBAC, 5.625%, 05/01/11	410
		2,888
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/19	4,712
	General Obligation — 0.4%
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,619
895	GO, AGC, Q-SBLF, 5.000%, 05/01/16	1,038
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/15	2,014
5,460	GO, AGM, Q-SBLF, 5.000%, 05/01/15	6,119
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/15	2,127

SEE NOTES TO FINANCIAL STATEMENTS.

30   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,092
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,320
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,147
		18,476
	Hospital — 0.4%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,387
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/10	4,252
4,405	Series A, Rev., 6.000%, 12/01/10	4,498
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.250%, 01/01/11	5,526
		21,663
	Housing — 0.0% (g)
317	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	330
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,288
	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,243
	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,587
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	153
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,780
		5,520
	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	12,188
	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18	1,692
	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	3,989
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,147
3,910	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	3,973
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,868
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12	3,262
10,400	Rev., 5.500%, 10/01/14	12,298
		34,537
	Total Michigan	125,537
	Minnesota — 1.4%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13	6,410
1,900	Series B, GO, 3.000%, 12/01/12	2,013
1,055	Series B, GO, 4.000%, 12/01/15	1,209
6,585	Series C, GO, 5.000%, 08/01/14	7,685
10,000	Series C, GO, 5.000%, 08/01/15	11,897
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,518
10,000	Series H, GO, 5.000%, 11/01/19	12,483
		54,215
	Prerefunded — 0.3%
	University of Minnesota,
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,265
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,592
		15,857
	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/14	1,100
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	4,026
		5,126
	Total Minnesota	75,198

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Mississippi — 1.0%
	General Obligation — 0.1%
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,235
4,650	Series A, GO, 5.000%, 11/01/12	5,106
		7,341
	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12	1,316
1,395	Rev., 5.000%, 01/01/13	1,523
1,465	Rev., 5.000%, 01/01/14	1,639
		4,478
	Prerefunded — 0.8%
2,860	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/18 (p)	3,115
34,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	30,403
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,405
		40,923
	Total Mississippi	52,742
	Missouri — 1.2%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/16	1,805
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
915	GO, AGM, 5.250%, 03/01/14	1,023
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,148
		3,976
	Housing — 0.1%
1,025	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/19	1,126
1,000	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 03/01/19	1,081
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	109
115	Series III, Rev., FHA, 4.800%, 12/01/11	120
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
3,355	Series B-1, Rev., AMT, GNMA/FNMA COLL, 5.375%, 03/01/13	3,485
3,350	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 03/01/12	3,399
		9,320
	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
4,785	GO, AGM, 5.250%, 03/01/14 (p)	5,545
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,425
		9,970
	Transportation — 0.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
4,235	Series A, Rev., 5.000%, 05/01/13	4,749
3,730	Series A, Rev., 5.000%, 05/01/16	4,466
4,065	Series A, Rev., 5.000%, 05/01/19	4,930
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/17	3,521
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/17	9,221
		26,887
	Water & Sewer — 0.3%
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/16	5,959
8,000	Series A, Rev., 5.000%, 01/01/20	9,903
1,105	Series B, Rev., 5.500%, 07/01/12	1,209
		17,071
	Total Missouri	67,224
	Montana — 0.1%
	Education — 0.0% (g)
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., NATL-RE, 5.750%, 10/04/10	2,868

SEE NOTES TO FINANCIAL STATEMENTS.

32   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/18	1,863
1,500	Rev., GAN, 5.000%, 06/01/18	1,718
		3,581
	Total Montana	6,449
	Nebraska — 0.4%
	General Obligation — 0.2%
	Douglas County School District No. 17,
4,075	GO, 5.500%, 06/15/15	4,907
3,490	GO, 6.000%, 06/15/12	3,838
3,855	GO, 6.000%, 06/15/14	4,595
		13,340
	Utility — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,464
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,887
		8,351
	Total Nebraska	21,691
	Nevada — 0.3%
	General Obligation — 0.2%
8,200	Clark County School District, Series A, GO, NATL-RE, 7.000%, 06/01/11	8,599
	Prerefunded — 0.0% (g)
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,137
	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,729
	Total Nevada	17,465
	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/11	739
	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/13	3,169
	Total New Hampshire	3,908
	New Jersey — 3.7%
	Certificate of Participation/Lease — 0.4%
	New Jersey State Transit Corp., Federal Transit Administration Grants,
9,400	Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/15	10,467
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,157
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/18	2,805
3,300	Series A, COP, 5.000%, 06/15/18	3,663
		25,092
	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15	4,543
7,750	Series P, Rev., 5.250%, 09/01/15	8,842
6,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,220
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,189
		26,794
	General Obligation — 0.2%
	City of Harrison,
2,470	Series A, GO, AGM, Zero Coupon, 06/01/15	2,251
2,700	Series A, GO, AGM, Zero Coupon, 06/01/16	2,366
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE , 5.250%, 09/01/14	2,683
	Freehold Regional High School District,
1,000	GO, NATL-RE, FGIC, 5.000%, 03/01/18	1,209
890	GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,084
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	168
		9,761
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	New Jersey EDA, Cigarette Tax,
410	Rev., 5.625%, 10/04/10	410
4,000	Rev., AGC-ICC, 5.375%, 06/15/14	4,286
		4,696
	Other Revenue — 1.2%
10,000	Garden State Preservation Trust, Series A, Rev., AGM, 5.750%, 11/01/28	12,744

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/15	7,334
10,000	Series A, Rev., AGM, 5.800%, 11/01/15	12,026
16,000	Series A, Rev., AGM, 5.800%, 11/01/15	19,233
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/14	16,599
		67,936
	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,866
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	4,025
	New Jersey State Turnpike Authority,
1,245	Rev., 5.700%, 10/04/10 (p)	1,332
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,921
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,616
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,572
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,632
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,335
		42,299
	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,623
	Transportation — 0.2%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,780	Series A, Rev., 5.750%, 06/15/16	2,137
6,670	Series D, Rev., AGM, 5.000%, 06/15/15	7,497
		9,634
	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,163
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,158
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,240
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,266
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,386
		6,213
	Total New Jersey	204,048
	New Mexico — 1.6%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,816
	General Obligation — 0.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,830
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
995	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19	1,115
2,750	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 03/01/19	3,076
3,500	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/19	3,888
840	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/12	882
		8,961
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,263
	Other Revenue — 0.4%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/18	2,091
1,645	Series B, Rev., 5.000%, 06/01/18	1,921
1,890	Series B, Rev., 5.000%, 06/01/18	2,130
2,050	Series B, Rev., 5.000%, 06/01/18	2,282
	New Mexico Finance Authority, Sub Lien,
7,260	Series A-2, Rev., 5.000%, 12/15/16 (w)	8,712
4,000	Series A-2, Rev., 5.000%, 12/15/20 (w)	4,866
		22,002
	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12	15,203
11,925	Series A, Rev., 4.000%, 07/01/12	12,555
		27,758
	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14	6,840
	Total New Mexico	84,470

SEE NOTES TO FINANCIAL STATEMENTS.

34   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	New York — 10.4%
	Certificate of Participation/Lease — 0.3%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,260
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,173
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 07/01/18	5,577
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,111
		15,121
	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/19	2,254
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,627
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	9,239
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/18	5,826
5,000	Series A, Rev., 5.000%, 03/15/19	5,780
10,000	Series D, Rev., 5.000%, 09/15/16	11,843
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/16	1,973
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,826
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,741
		51,109
	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	126
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	472
225	GO, 5.000%, 07/15/16	271
	New York City,
1,300	Series E, GO, 5.750%, 08/01/12	1,428
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,197
5,000	Series G, GO, 5.000%, 08/01/14	5,774
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/14	9,041
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11 (p)	10,369
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/16	4,545
5,000	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	5,509
3,215	Westchester County, Series C-1, GO, 5.000%, 06/01/14	3,735
		43,467
	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,511
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,674
		5,185
	Housing — 0.3%
	Tobacco Settlement Financing Authority, Asset-Backed,
9,000	Series B-1C, Rev., 5.500%, 06/01/12	9,584
4,000	Series B-1C, Rev., 5.500%, 06/01/13	4,407
		13,991
	Other Revenue — 3.2%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/13	14,125
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	15,230
17,840	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/20	20,888
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	11,685
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 01/15/17	8,087
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,220
5,220	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/13	5,733
	New York Local Government Assistance Corp.,
4,000	Series C, Rev., 5.000%, 04/01/12	4,284
4,050	Series C, Rev., 5.000%, 04/01/17	4,850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/19	8,361
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,601
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
21,110	Series D, Rev., 5.375%, 06/15/12	22,806
3,345	Subseries E, Rev., 5.375%, 06/15/12	3,639
6,600	Subseries E, Rev., 5.375%, 06/15/12	7,120
8,055	Subseries E, Rev., 5.375%, 06/15/12	8,709
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 10/01/17	8,384
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,548
10,815	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,174
8,265	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	9,052
		176,496
	Prerefunded — 0.6%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,704
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,736
4,055	New York City, Series B, GO, 5.500%, 12/01/11 (p)	4,321
1,325	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	1,508
	New York City Transitional Finance Authority, Future Tax Secured,
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	6,041
1,405	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	1,569
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,926
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,351
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,679
		33,835
	Special Tax — 2.7%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/15	1,725
	New York City Transitional Finance Authority, Future Tax Secured,
33,700	Series A, Rev., VAR, 5.500%, 11/01/11	35,532
5,000	Series B, Rev., 5.000%, 11/01/19	5,975
8,400	Series B, Rev., 5.000%, 11/01/19	9,977
1,150	Series B, Rev., 5.000%, 11/01/19	1,406
5,385	New York City Transitional Finance Authority, Unrefunded Future Tax, Series B, Rev., 5.250%, 08/01/13	6,007
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,550
1,000	Series A, Rev., 5.000%, 04/01/18	1,184
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	9,044
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,458
17,000	Series A, Rev., 5.250%, 03/15/19	20,995
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,210
1,500	Series A-1, Rev., 5.000%, 12/15/18	1,753
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/18	2,607
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/14	4,362
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/14	16,724
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/14	3,309
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/14	7,686
		144,504
	Transportation — 1.1%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/12	11,986
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,286
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,627
7,630	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	8,532
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	3,094
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/13	6,222

SEE NOTES TO FINANCIAL STATEMENTS.

36   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
	Triborough Bridge & Tunnel Authority, General Purpose,
14,000	Series B, Rev., 5.250%, 11/15/12	15,334
5,940	Series B, Rev., 5.250%, 11/15/15	7,101
		60,182
	Utility — 0.3%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/19	11,571
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	7,014
		18,585
	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12	2,686
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	729
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,374
		5,789
	Total New York	568,264
	North Carolina — 3.7%
	Certificate of Participation/Lease — 0.2%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,031
2,000	COP, 5.750%, 04/01/11	2,102
2,355	Series C, COP, 4.000%, 06/01/12	2,500
1,895	Series C, COP, 4.000%, 06/01/13	2,069
		7,702
	General Obligation — 2.5%
1,750	Gaston County, GO, AGM, 5.000%, 04/01/15	2,062
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,624
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	25,196
4,200	Series B, GO, 5.000%, 04/01/15	4,962
40,000	Series B, GO, 5.000%, 06/01/19	49,718
	State of North Carolina, Highway,
3,000	GO, 5.000%, 05/01/13	3,366
5,900	GO, 5.000%, 05/01/14	6,768
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,610
10,675	Series A, GO, 5.000%, 05/01/16	12,843
2,085	Union County, Series A, GO, 5.000%, 03/01/18	2,551
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,240
3,500	GO, 5.000%, 06/01/19	4,262
		136,202
	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/17	2,462
	Housing — 0.0% (g)
350	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 10/04/10	351
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13	6,573
	Other Revenue — 0.3%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,506
3,000	Rev., 5.000%, 03/01/19	3,523
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/19	6,320
5,000	Series A, Rev., 5.000%, 05/01/19	5,842
		18,191
	Transportation — 0.1%
4,350	State of North Carolina, Vehicle, Rev., NATL-RE, 5.000%, 03/01/13	4,835
	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	5,803
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,963
		22,766
	Total North Carolina	199,082
	Ohio — 2.6%
	Certificate of Participation/Lease — 0.2%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/17	1,164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
5,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., COP, AGM, 5.500%, 10/01/11	5,270
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/17	3,901
		10,335
	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12	1,657
	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16	8,444
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,376
5,000	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/13	5,667
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,828
5,275	GO, 5.000%, 08/01/16	6,281
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12	9,838
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,760
3,200	Series D, GO, 5.000%, 03/01/14	3,610
3,360	Series D, GO, 5.000%, 03/01/14	3,763
1,530	Series D, GO, 5.000%, 03/01/14	1,673
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,076
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,134
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,277
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,413
		66,140
	Housing — 0.1%
260	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 10/04/10	261
	Ohio Housing Finance Agency, Hillwood II Project,
205	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	207
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,352
3,210	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 03/01/14	3,391
		5,211
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 06/01/14	1,968
500	Series A, Rev., 5.250%, 06/01/14	565
2,490	Series A, Rev., 5.250%, 06/01/14	2,801
		5,334
	Other Revenue — 0.4%
16,220	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	13,829
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/19	2,867
2,000	Series B, Rev., 5.000%, 10/01/19	2,262
		18,958
	Prerefunded — 0.2%
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,266
1,800	City of Columbus, Series 1, GO, 5.500%, 11/15/10 (p)	1,837
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,794
75	Ohio State Water Development Authority, Rev., 9.375%, 12/01/10 (p)	77
		8,974
	Resource Recovery — 0.0% (g)
2,050	Montgomery County, Solid Waste, Rev., NATL-RE, 5.500%, 10/04/10	2,057
	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,414
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,256
3,000	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	3,378
		16,048
	Utility — 0.1%
3,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	3,043
	Water & Sewer — 0.0% (g)
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,584
	Total Ohio	139,341

SEE NOTES TO FINANCIAL STATEMENTS.

38   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Oklahoma — 0.6%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,516
5,790	Rev., 5.500%, 09/01/16	7,046
7,345	Rev., 5.500%, 09/01/17	9,047
		17,609
	Housing — 0.0% (g)
1,000	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/19	1,092
	Other Revenue — 0.3%
11,000	Oklahoma Capital Improvement Authority, Higher Education Project, Series A, Rev., 5.000%, 07/01/17	13,191
	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,750
	Total Oklahoma	33,642
	Oregon — 0.8%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/19	1,911
2,200	Series A, COP, 5.000%, 05/01/19	2,474
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,804
		10,189
	General Obligation — 0.2%
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,622
4,555	Washington County School District No. 48J Beaverton, Series A, GO, AGM, 5.000%, 06/01/13	5,114
		10,736
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 10/04/10	476
	Other Revenue — 0.2%
10,840	City of Portland, Sewer System, Second Lien, Series A, Rev., 5.000%, 03/01/19	13,265
	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,332
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,918
		5,250
	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18	2,847
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., NATL-RE, FGIC, 5.750%, 10/01/11	1,107
		3,954
	Total Oregon	43,870
	Pennsylvania — 2.2%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	6,144
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 04/01/18	1,590
1,065	Rev., AGM, 5.000%, 04/01/18	1,190
1,000	Rev., AGM, 5.000%, 04/01/18	1,109
		10,033
	General Obligation — 1.2%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	9,155
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15	608
900	GO, AGM, 4.125%, 12/01/15	957
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,176
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,831
2,430	GO, 5.000%, 01/01/16 (p)	2,894
5,000	Series A, GO, 5.000%, 08/01/11	5,216
2,475	Delaware Valley School District, GO, AGM, 4.000%, 11/15/11	2,571
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/19	3,474
3,780	Series B, GO, AGM, 4.250%, 06/01/19	4,163
3,230	Series B, GO, AGM, 4.250%, 06/01/19	3,524
1,415	Series B, GO, AGM, 5.000%, 06/01/16	1,677

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   39

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,971
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	251
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/18	3,629
2,360	GO, AGM, 5.000%, 05/01/18	2,700
1,000	GO, AGM, 5.000%, 05/01/18	1,124
	West Mifflin Area School District,
2,065	GO, AGM , 5.000%, 10/01/18	2,314
2,000	GO, AGM , 5.000%, 10/01/18	2,223
2,000	GO, AGM , 5.375%, 10/01/18	2,263
500	GO, AGM , 5.500%, 10/01/18	584
		67,305
	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,097
5,000	Series A, Rev., 5.000%, 09/01/16	5,756
2,150	Series A, Rev., 5.000%, 09/01/18	2,460
5,000	Series B, Rev., 5.000%, 06/15/14	5,385
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.141%, 12/01/10	3,748
		20,446
	Other Revenue — 0.2%
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	5,075
5,000	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	5,174
		10,249
	Prerefunded — 0.0% (g)
800	Pennsylvania Higher Education Assistance Agency, Capital Acquisition, Rev., NATL-RE, 6.125%, 12/15/10 (p)	811
	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/19	5,528
	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/11	5,223
	Total Pennsylvania	119,595
	Puerto Rico — 0.5%
	General Obligation — 0.0% (g)
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	1,114
	Prerefunded — 0.4%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,184
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,434
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,292
		20,910
	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,505
	Transportation — 0.1%
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,828
	Total Puerto Rico	26,357
	South Carolina — 1.9%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,808
5,500	Rev., 5.000%, 12/01/14	6,252
3,000	Rev., 5.000%, 12/01/14	3,377
2,500	Rev., 5.000%, 12/01/14	2,789
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/16	4,456
		21,682
	General Obligation — 0.8%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15	2,770
1,570	Richland County School District No. 2, Series A, GO, SCSDE, 5.000%, 02/01/19	1,899
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,411
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 10/04/10	10,423
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/19	6,493
5,000	Series A, GO, SCSDE, 5.250%, 03/01/19	5,900
		39,896

SEE NOTES TO FINANCIAL STATEMENTS.

40   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.0% (g)
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 10/04/10	1,230
290	Rev., RADIAN, 5.250%, 02/01/11	293
		1,523
	Other Revenue — 0.2%
1,250	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/19	1,372
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/14	5,302
2,705	Series D, Rev., AGM, 5.000%, 01/01/13	2,948
2,490	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 10/04/10	2,492
		12,114
	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,249
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
1,950	Series A, Rev., 7.000%, 12/15/10 (p)	1,983
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,119
		11,351
	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,406
	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16	5,131
	Total South Carolina	102,103
	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
933	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,060
	Tennessee — 0.5%
	General Obligation — 0.2%
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	5,121
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15	4,810
		9,931
	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,327
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,771
1,000	Series C, Rev., 5.000%, 02/01/17	1,051
		16,149
	Total Tennessee	26,080
	Texas — 7.0%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 08/01/14	3,385
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/17	4,914
3,380	Rev., NATL-RE, 5.000%, 04/01/17	3,845
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,809
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15	2,712
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/25	2,489
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,645
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/18	14,627
2,000	Series A, Rev., 5.250%, 08/15/18	2,410
		38,451
	General Obligation — 2.8%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15	2,264
1,805	Bell County, Limited Tax, Unrefunded Balance, GO, 5.000%, 02/15/12	1,915
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/17	1,155
1,055	GO, AGM, 4.250%, 02/15/17	1,147
755	GO, AGM, 4.375%, 02/15/17	819
1,175	GO, AGM, 4.500%, 02/15/17	1,263
1,055	GO, AGM, 4.700%, 02/15/17	1,129
1,430	GO, AGM, 4.700%, 02/15/17	1,522
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,435
1,250	Series A, GO, 5.000%, 02/15/16	1,477

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Series A, GO, 5.000%, 02/15/17	1,194
1,535	Series A, GO, 5.000%, 02/15/18	1,851
3,245	Series A, GO, 5.000%, 02/15/19	3,935
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/15	2,142
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18	5,401
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/13	2,235
4,435	GO, AMBAC, 5.000%, 02/15/13	4,847
2,340	GO, AMBAC, 5.000%, 02/15/13	2,539
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/18	1,376
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.000%, 02/15/16	1,179
1,000	GO, AGM, 5.000%, 02/15/17	1,191
2,000	Fort Bend County, GO, 5.000%, 03/01/18	2,304
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,084
1,000	GO, 5.000%, 02/15/12	1,066
3,500	GO, 5.000%, 02/15/19	4,244
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/15	1,717
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,599
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,588
	Harris County,
1,700	Series B, GO, 4.000%, 10/01/14	1,922
5,000	Series B, GO, 5.500%, 10/01/17	6,265
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,464
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,237
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,318
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,206
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,206
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 10/04/10	5,681
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,212
1,000	GO, 5.000%, 02/15/19	1,217
3,000	GO, 5.000%, 02/15/19	3,599
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18	3,028
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,344
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,395
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,860
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,232
5,000	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 1.500%, 08/01/12	5,036
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/17	1,126
3,080	GO, PSF-GTD, 4.750%, 02/15/17	3,438
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,335
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14	2,780
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,178
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,269
8,925	Series A, GO, 5.000%, 10/01/15	10,617
4,000	Series A, GO, 5.000%, 10/01/17	4,873
4,000	Series A, GO, 5.000%, 10/01/18	4,915
2,000	Series A, GO, 5.000%, 10/01/19	2,436
1,000	Series A, GO, 5.500%, 10/01/11	1,054
		155,861
	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/14	5,494
7,345	Series B, Rev., 7.200%, 12/01/14	8,059
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,921
2,690	Series A, Rev., 5.000%, 02/15/17	2,989
		20,463
	Housing — 0.0% (g)
20	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.200%, 04/01/22	21

SEE NOTES TO FINANCIAL STATEMENTS.

42   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.1%
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	4,847
	Prerefunded — 0.9%
2,195	Bell County, Limited Tax, GO, 5.000%, 02/15/12 (p)	2,342
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,362
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	4,047
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,268
4,600	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	5,361
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,408
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,856
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,038
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,065
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,816
		51,563
	Private Placement — 0.3%
	Pearland Independent School District,
7,500	Series B, Rev., 1.260%, 02/15/24 (f) (i)	7,502
7,500	Series B, Rev., 1.260%, 02/15/25 (f) (i)	7,502
		15,004
	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	11,567
	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/18	1,442
5,000	Rev., 5.000%, 12/01/18	5,911
6,825	Series A, Rev., 5.000%, 12/01/17	8,294
8,950	Series A, Rev., 5.000%, 12/01/18	10,960
5,000	Series A, Rev., 5.000%, 06/01/19	5,960
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,822
3,500	Series A, Rev., 5.000%, 11/01/13	3,931
1,000	Series A, Rev., 5.000%, 11/01/16	1,109
		41,429
	Utility — 0.2%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,071
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 05/15/13	4,909
5,200	Texas Municipal Power Agency, Rev., NATL-RE, 5.500%, 09/01/10	5,201
		11,181
	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 04/01/13	1,556
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/17	1,179
1,000	Series A, Rev., AGM, 5.000%, 11/15/17	1,167
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,483
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/14	6,676
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18	2,572
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/13	5,569
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 10/04/10	3,766
		25,968
	Total Texas	379,740
	Utah — 0.3%
	General Obligation — 0.0% (g)
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,477
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 10/04/10	10
		1,487
	Prerefunded — 0.1%
2,990	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 09/28/10 (p)	3,130

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19	10,623
450	Park City, Series B, Rev., 4.000%, 06/15/13	492
		11,115
	Total Utah	15,732
	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,211
	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
475	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	477
	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,820
1,000	Series A, Rev., 5.000%, 09/01/15	1,192
500	Series A, Rev., 5.000%, 09/01/16	604
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,149
		9,765
	General Obligation — 0.4%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,331
3,575	Series A, GO, 5.000%, 01/01/18	4,385
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/19	12,266
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,906
		23,888
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	2,214
12,065	Virginia Public Building Authority, Series A-1, Rev., 5.000%, 08/01/13	13,654
		15,868
	Other Revenue — 0.1%
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,958
	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,725
	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/16	1,734
1,495	Series A, Rev., 5.000%, 05/15/16	1,750
1,835	Series A, Rev., 5.000%, 05/15/16	2,125
1,520	Series A, Rev., 5.000%, 05/15/16	1,741
2,015	Series A, Rev., 5.000%, 05/15/16	2,293
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/16	1,528
1,260	Series B, Rev., 5.000%, 05/15/16	1,459
		12,630
	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/19	3,716
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,731
		13,447
	Total Virginia	86,281
	Washington — 1.4%
	General Obligation — 0.2%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,505
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,695
4,500	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	5,454
		12,654
	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18	3,828
	Other Revenue — 0.3%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	14,001
2,545	City of Seattle, Light & Power Revenue Improvement & Refunding, Unrefunded Balance, Rev., AGM, 5.500%, 03/01/11	2,604
		16,605

SEE NOTES TO FINANCIAL STATEMENTS.

44   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.3%
7,455	City of Seattle, Light & Power Revenue Improvement & Refunding, Rev., AGM, 5.500%, 03/01/11 (p)	7,651
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.000%, 09/01/10 (p)	1,105
490	Rev., AMBAC, 5.000%, 09/01/11 (p)	513
1,230	Grant County Public Utility District No. 2-Priest Rapids, Series G, Rev., NATL-RE, 5.250%, 01/01/11 (p)	1,251
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,107
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, 5.600%, 12/01/10 (p)	3,571
		17,198
	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 10/04/10	1,304
	Utility — 0.5%
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10 (p)	4,652
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.000%, 09/01/10	1,240
765	Rev., AMBAC, 5.000%, 09/01/11	796
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., AGM, 5.500%, 07/01/11	3,158
13,995	Grant County Public Utility District No. 2-Priest Rapids, Series H, Rev., AGM, 5.375%, 01/01/12	14,809
		24,655
	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 07/01/17	1,465
	Total Washington	77,709
	West Virginia — 1.3%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 09/28/10	1,147
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 10/04/10	1,014
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., COP, NATL-RE, 5.500%, 06/01/12	1,078
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,134
		5,373
	Education — 0.3%
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,590
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14	1,165
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,175
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,270
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,027
1,020	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,044
3,040	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	3,112
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	860
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	819
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	784
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14	1,127
		13,973
	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/17	2,278
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	963
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	943
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,341
1,075	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	1,126
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/15	1,137
		8,788

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.0% (g)
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., AGM, 5.250%, 02/15/14	1,060
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,661
		2,721
	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,163
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,310
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,253
		5,726
	Prerefunded — 0.3%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,804
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	11,020
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,129
45	Monongalia County, Single Family Housing, Rev., 7.200%, 03/01/11 (p)	46
1,200	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,256
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,090
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,393
		18,738
	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	580
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,176
	West Virginia State Parkways Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,183
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,418
		5,357
	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	751
	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	994
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 10/04/10	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/15 (f) (i)	1,525
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/15	1,249
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,478
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,125
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/15	1,592
		9,891
	Total West Virginia	71,318
	Wisconsin — 1.3%
	General Obligation — 1.1%
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,039
1,000	GO, 6.250%, 05/01/12	1,095
6,275	Series 1, GO, 5.500%, 11/01/11	6,651
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/15	28,243
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	9,191
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,940
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,769
		57,928
	Private Placement — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
5,000	Rev., 5.700%, 05/01/14 (f) (i)	5,197
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,845
		12,042

SEE NOTES TO FINANCIAL STATEMENTS.

46   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — 0.0% (g)
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12	3,341
	Total Wisconsin	73,311
	Total Municipal Bonds (Cost $4,779,097)	5,143,184
SHARES
Short-Term Investment — 5.2%
	Investment Company — 5.2%
283,890	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $283,890)	283,890
	Total Investments — 99.5% (Cost $5,062,987)	5,427,074
	Other Assets in Excess of Liabilities — 0.5%	30,012
	NET ASSETS — 100.0%	$5,457,086

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   47

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 97.5%
	California — 0.6%
	General Obligation — 0.4%
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,990
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,379
		4,369
	Water & Sewer — 0.2%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,773
	Total California	6,142
	Colorado — 0.3%
	Transportation — 0.3%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,148
	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/16	1,671
	Florida — 0.1%
	Water & Sewer — 0.1%
975	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,080
	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	894
	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,774
	Massachusetts — 0.7%
	Prerefunded — 0.6%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,837
	Special Tax — 0.1%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,348
	Total Massachusetts	7,185
	Michigan — 0.2%
	Housing — 0.2%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,168
	New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	853
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,050
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/14	3,930
	Total New Jersey	5,833
	New York — 91.8%
	Certificate of Participation/Lease — 8.4%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,766
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 10/04/10	1,014
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/13	1,348
	New York State Dormitory Authority, City University System, CONS,
2,850	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	3,028
10,345	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	10,990
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,610
2,355	Series B, Rev., COP, 6.000%, 07/01/14	2,577
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, AGM, 5.000%, 08/15/11	1,351
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/19	1,164
	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance,
2,000	Series A, Rev., COP, 5.000%, 08/15/15	2,297
2,335	Series B, Rev., COP, 6.000%, 08/15/16	2,682
875	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	1,035

SEE NOTES TO FINANCIAL STATEMENTS.

48   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12	1,632
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 10/04/10	610
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., COP, AGM, 5.750%, 05/15/17	2,251
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., COP, NATL-RE, 6.000%, 10/04/10	2,282
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,961
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,641
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,221
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/19	1,781
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,312
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	2,115
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., COP, AGM, 5.000%, 01/01/18	4,171
3,000	Series B, Rev., COP, 5.250%, 07/01/18	3,346
2,000	Series B, Rev., COP, 5.250%, 07/01/18	2,270
7,000	Series C, Rev., COP, 5.000%, 07/01/18	7,698
	New York State Urban Development Corp., State Facilities,
1,000	Rev., COP, 5.600%, 04/01/15	1,111
5,450	Rev., COP, NATL-RE-IBC, 5.750%, 04/01/11	5,617
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, COP, 5.500%, 01/01/11	1,367
		83,248
	Education — 6.8%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 10/04/10	1,023
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/11 (f) (i)	1,227
1,000	Series B, Rev., AMBAC, 5.500%, 11/01/11 (f) (i)	1,044
1,290	Series B, Rev., AMBAC, 5.750%, 10/25/10	1,319
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/19	3,194
2,000	Series S-5, Rev., 5.000%, 01/15/19	2,349
4,875	Series S-5, Rev., 5.000%, 01/15/19	5,642
1,000	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	1,085
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/11	118
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/16	2,776
	New York State Dormitory Authority, Cornell University,
1,000	Series A, Rev., 5.000%, 07/01/19	1,183
1,180	Series A, Rev., 5.000%, 07/01/19	1,386
2,000	Series A, Rev., 5.000%, 07/01/19	2,330
5,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/19	5,833
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/14	1,122
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 10/04/10	96
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	583
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,785
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,161
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,250
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,645
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,979
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,883
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,542
1,200	Series A, Rev., NATL-RE, 5.750%, 07/01/11	1,252
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,198
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,237
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19	1,132
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,280
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17	2,133
		66,787

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   49

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	General Obligation — 18.6%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/19	2,836
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,887
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,283
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,991
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	850
450	Bronxville Union Free School District, GO, 5.250%, 10/15/10	453
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 10/04/10	96
50	GO, NATL-RE, FGIC, 5.500%, 10/04/10	50
60	GO, NATL-RE, FGIC, 5.500%, 10/04/10	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/12	1,078
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	678
255	GO, AGM, 5.250%, 04/15/14	293
	Cleveland Hill Union Free School District, Unrefunded Balance,
570	GO, NATL-RE, FGIC, 5.500%, 10/04/10	573
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,800
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	308
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,503
1,000	GO, 4.000%, 04/15/15	1,124
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,243
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,256
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,210
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,514
1,665	Hewlett-Woodmere Union Free School District, GO, 4.000%, 11/01/18	1,802
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/12	1,083
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,172
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/12	1,078
100	GO, NATL-RE, FGIC, 5.000%, 03/01/12	104
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	395
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,225
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	323
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,587
4,920	Series A, GO, AGC, 5.000%, 05/01/19	5,782
1,000	Series C, GO, AGM, 5.000%, 07/01/18	1,160
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,259
2,000	Series F, GO, 5.000%, 10/01/19	2,400
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/19	4,964
	New Rochelle City School District,
1,100	GO, AGC, 5.000%, 12/01/15	1,302
450	Series A, GO, AGM, 5.000%, 12/15/10	456
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/18	3,500
2,250	Series B, GO, 4.000%, 08/01/14	2,512
1,750	Series B, GO, 5.000%, 08/01/14	2,021
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/12	4,371
3,000	Series C, GO, 5.000%, 01/01/17	3,467
2,000	Series C, GO, 5.000%, 08/01/17	2,380
2,000	Series C, GO, 5.000%, 08/01/19	2,417
2,000	Series C, GO, 5.000%, 08/01/19	2,363
2,000	Series C, GO, 5.000%, 08/01/19	2,341
5,000	Series D, GO, 5.000%, 02/01/17	5,906
5,000	Series E, GO, AGM, 5.000%, 11/01/14	5,699
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,900
2,500	Series G, GO, 5.000%, 12/01/14	2,838
3,000	Series G, GO, 5.000%, 02/01/16	3,394
3,000	Series H, GO, 5.000%, 08/01/14	3,405
2,000	Series H-1, GO, 5.125%, 03/01/19	2,320
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/14	5,648
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/16	1,144
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/15	2,899
2,000	Sub Series B-1, GO, 5.250%, 09/01/18	2,305
3,000	Sub Series B-1, GO, 5.250%, 09/01/18	3,484
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/15	4,043
1,000	Sub Series J-1, GO, 5.000%, 05/15/19	1,153
3,000	Sub Series L-1, GO, 5.000%, 04/01/18	3,444
4,330	Sub Series L-1, GO, 5.000%, 04/01/18	4,879
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17	4,715
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	522
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	561

SEE NOTES TO FINANCIAL STATEMENTS.

50   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
General Obligation — Continued
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,038
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/19	3,562
4,630	Series A, GO, 5.250%, 05/15/11	4,831
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	1,006
580	Series A, GO, 5.000%, 05/01/12	625
1,960	Series A, GO, 5.000%, 05/01/12 (p)	2,114
1,565	Series A, GO, 5.250%, 05/15/11 (p)	1,637
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	945
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,775
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/12	840
	State of New York,
2,000	Series A, GO, 3.000%, 03/01/16	2,158
5,000	Series A, GO, 5.000%, 02/15/19	5,650
4,000	Series C, GO, 5.000%, 04/15/15	4,595
6,260	Series C, GO, 5.000%, 04/15/15	7,227
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,317
2,675	Series C, GO, 4.000%, 10/15/19	2,994
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,683
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,315
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,235
		183,357
	Hospital — 2.8%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 02/01/18	3,244
405	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 10/04/10	411
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/16	2,537
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,200
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	456
4,875	Sub Series A2, Rev., 5.000%, 07/01/18	5,375
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/18	3,357
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/10	2,891
8,115	Sub Series B, Rev., 5.250%, 11/01/10	8,174
		27,645
	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/15	2,204
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 04/01/17	930
2,485	Series 156, Rev., 5.000%, 10/01/18	2,619
		5,753
	Industrial Development Revenue/Pollution Control Revenue — 2.6%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/19	4,763
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,286
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,210
1,400	Sub Series I-2, Rev., 5.000%, 05/01/20	1,616
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	454
460	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	480
700	Series NYC-02, Rev., 5.750%, 06/15/12	765
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,801
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,131
1,000	Series C, Rev., 4.000%, 12/15/15	1,139
2,400	Series C, Rev., 4.000%, 12/15/16	2,735
1,100	Series C, Rev., 5.000%, 12/15/15	1,309
1,350	Series C, Rev., 5.000%, 12/15/16	1,619
		25,308
	Other Revenue — 8.0%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,586

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   51

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., AGM, 5.750%, 05/01/18	3,020
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 05/15/13	1,805
750	Series A, Rev., AGM, 5.000%, 05/15/13	826
	New York City Transitional Finance Authority, Future Tax Secured,
2,000	Series D, Rev., 5.000%, 11/01/15	2,375
2,000	Series D, Rev., 5.000%, 11/01/16	2,394
1,490	Sub Series A-3, Rev., 4.000%, 08/01/14	1,672
1,000	Sub Series A-3, Rev., 4.000%, 08/01/15	1,135
1,160	Sub Series A-3, Rev., 5.000%, 08/01/16	1,383
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	2,051
	New York Municipal Bond Bank Agency,
1,000	Sub Series A1, Rev., 4.000%, 12/15/15	1,136
3,500	Sub Series A1, Rev., AGM, 5.000%, 05/15/17	4,106
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	6,065
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,870
	New York State Dormitory Authority, Mount Sinai Hospital,
2,000	Series A, Rev., 5.000%, 07/01/17	2,235
2,000	Series A, Rev., 5.000%, 07/01/20	2,135
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,315	Series C, Rev., 4.000%, 04/15/17	1,508
2,550	Series C, Rev., 5.000%, 04/15/20	2,946
1,675	New York State Housing Finance Agency, Affordable Housing, Series B, Rev., 1.700%, 10/01/11	1,677
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,452
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,280
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,814
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,362
3,165	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.000%, 07/01/18	3,712
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,574
1,395	Series A, Rev., 5.000%, 06/01/15	1,640
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/18	1,331
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/13	5,458
1,375	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/16	1,352
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/19	2,311
1,000	Series A, Rev., 5.000%, 07/01/19	1,148
		79,359
	Prerefunded — 5.2%
500	Attica Central School District, GO, AGM, 5.000%, 12/15/10 (p)	518
1,450	Byram Hills Central School District, GO, 5.000%, 11/15/10 (p)	1,479
70	Irvington Union Free School District, GO, AGM, 5.000%, 04/01/11 (p)	72
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,845
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,170
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,832
5,400	Series A, Rev., NATL-RE, 6.250%, 04/01/11 (p)	5,591
425	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.500%, 02/01/11 (p)	439
	New York State Dormitory Authority, Columbia University,
4,770	Series A, Rev., 5.250%, 07/01/11 (p)	5,021
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,660
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,098
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,080
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	5,933
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	207

SEE NOTES TO FINANCIAL STATEMENTS.

52   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
510	Series A, GO, 5.000%, 05/01/12 (p)	550
275	Shenendehowa Central School District, Clifton Park, GO, AGM, 5.500%, 07/15/11 (p)	288
	Town of Brookhaven, Public Improvement,
1,000	GO, AMBAC, 5.300%, 11/15/10 (p)	1,020
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	119
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,769
		51,697
	Resource Recovery — 0.1%
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., AGM, 5.500%, 04/01/11	1,029
	Special Tax — 14.3%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 05/15/19	1,207
1,000	Series A, Rev., 5.000%, 05/15/19	1,198
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 01/15/17	3,349
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/19	1,681
1,500	Series S-4, Rev., 5.125%, 01/15/19	1,706
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/19	1,762
3,000	Series A, Rev., 5.000%, 05/01/19	3,505
1,170	Series A, Rev., 5.250%, 05/01/19	1,436
4,700	Series A, Rev., VAR, 5.500%, 11/01/11	4,955
1,000	Series B, Rev., 5.000%, 05/01/17	1,182
3,000	Series B, Rev., 5.000%, 05/01/17	3,462
2,845	Series B, Rev., 5.000%, 11/01/19	3,379
3,955	Series D, Rev., 5.000%, 05/01/20	4,640
3,250	Series D, Rev., 5.000%, 05/01/20	3,777
5,000	Sub Series C-1, Rev., 5.000%, 11/01/17	5,891
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	52
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,394
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,742
1,960	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,205
6,000	Sub Series A-5/6, Rev., 5.500%, 04/01/19	7,530
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/17	3,581
2,500	Series A, Rev., 5.000%, 04/01/18	2,960
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/19	4,736
3,000	Series A, Rev., 5.250%, 02/15/19	3,522
3,455	Series B, Rev., 5.250%, 02/15/19	4,154
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/19	2,392
5,270	Series B, Rev., 5.000%, 03/15/19	6,205
3,100	Series C, Rev., 5.000%, 03/15/18	3,533
3,000	Series C, Rev., 5.000%, 03/15/18	3,391
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/19	5,887
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/16	2,043
1,000	Series A, Rev., 5.000%, 12/15/18	1,172
1,000	Series A, Rev., 5.250%, 12/15/17	1,229
2,000	Series A, Rev., 5.250%, 12/15/18	2,481
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	604
2,890	Series A, Rev., 5.000%, 03/15/19	3,290
2,705	Series A, Rev., 5.000%, 03/15/19	3,060
1,295	Series A, Rev., 5.000%, 03/15/19	1,483
	New York State Thruway Authority,
2,455	Series A, Rev., 5.000%, 09/15/17	2,821
1,325	Series A, Rev., 5.000%, 09/15/17	1,564
3,700	Series A, Rev., 5.250%, 03/15/19	4,570
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/17	5,844
5,000	Series A-1, Rev., 5.000%, 12/15/17	5,675
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,859
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/18	2,607
		141,716
	Transportation — 15.6%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/18	2,434

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   53

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Transportation — Continued
1,000	Series A, Rev., 5.100%, 11/15/18	1,140
1,000	Series A, Rev., 5.125%, 11/15/18	1,133
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,205
1,000	Series B, Rev., 5.250%, 11/15/19	1,180
2,000	Series B, Rev., 5.250%, 11/15/19	2,347
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	20,443
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,843
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,153
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,129
5,000	Series A, Rev., 5.000%, 03/15/17	5,993
1,550	Series A, Rev., 5.000%, 03/15/19	1,854
6,000	Series A, Rev., 5.000%, 04/01/20	6,864
3,000	Series A-1, Rev., 5.000%, 04/01/19	3,374
8,695	Series B, Rev., 5.000%, 10/01/18	10,094
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,369
2,000	Rev., 5.000%, 04/01/19	2,386
2,000	Rev., 5.000%, 10/01/19	2,369
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/17	2,870
1,500	Series A, Rev., 5.000%, 04/01/18	1,728
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16	2,796
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/15	1,127
2,500	Series B, Rev., 5.000%, 10/01/17	2,845
5,000	Series B, Rev., 5.000%, 10/01/17	5,603
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,868
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	3,355
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	5,835
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	2,293
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	3,411
1,665	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,766
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 04/15/17	3,261
1,500	149th Series, Rev., 5.000%, 11/15/17	1,802
4,000	151st Series, Rev., 5.250%, 03/15/18	4,408
5,000	152nd Series, Rev., 5.000%, 05/01/18	5,434
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/17	7,295
1,500	Series A-2, Rev., 5.000%, 11/15/18	1,740
4,900	Series C, Rev., 5.000%, 11/15/18	5,765
3,800	Series C, Rev., 5.000%, 11/15/18	4,407
5,000	Series D, Rev., 5.000%, 11/15/18	5,747
		153,666
	Utility — 1.8%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16	2,828
2,000	Series B, Rev., 5.625%, 04/01/19	2,304
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/16	1,165
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/16	3,732
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	1,156
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,627
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/17	2,904
		17,716
	Water & Sewer — 7.0%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/14	947
700	Series B, Rev., NATL-RE, 5.000%, 10/01/14	757
2,500	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/18	2,958
9,525	New York City Municipal Water Finance Authority, 2nd Generation, Series FF, Rev., 5.000%, 06/15/20	11,042
	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010,
1,000	Series BB, Rev., 5.000%, 06/15/14	1,154
2,000	Series BB, Rev., 5.000%, 06/15/19	2,369
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/18	3,500
8,855	Series B, Rev., 5.000%, 06/15/14	10,101

SEE NOTES TO FINANCIAL STATEMENTS.

54   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — Continued
	Water & Sewer — Continued
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	6,108
	New York State Environmental Facilities Corp.,
1,450	Series A, Rev., 5.000%, 06/15/14	1,677
1,000	Series A, Rev., 5.000%, 06/15/15	1,179
1,485	Series A, Rev., 5.000%, 06/15/20	1,716
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,179
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/12	2,158
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,360
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/13	3,498
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 10/04/10	4,443
9,140	Series B, Rev., 5.700%, 10/04/10	9,178
		69,324
	Total New York	906,605
	Ohio — 0.4%
	Housing — 0.1%
1,200	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	1,253
	Other Revenue — 0.3%
2,655	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,264
	Total Ohio	3,517
	Puerto Rico — 1.1%
	General Obligation — 0.6%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,140
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,196
210	Series A, GO, 5.500%, 07/01/18	237
		5,573
	Other Revenue — 0.1%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,563
	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,262
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,327
		3,589
	Utility — 0.0% (g)
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	527
	Total Puerto Rico	11,252
	Texas — 0.4%
	General Obligation — 0.4%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,511
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,761
	Total Texas	4,272
	Virgin Islands — 0.4%
	Other Revenue — 0.4%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/04/10	4,049
	Wisconsin — 0.4%
	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/15	2,904
	Hospital — 0.1%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,265
	Total Wisconsin	4,169
	Total Municipal Bonds (Cost $888,975)	963,759

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   55

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
12,433	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $12,433)	12,433
	Total Investments — 98.8% (Cost $901,408)	976,192
	Other Assets in Excess of Liabilities — 1.2%	11,774
	NET ASSETS — 100.0%	$987,966

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

56   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

ACA—	Insured by American Capital Access

AGC—	Insured by Assured Guaranty Corp.

AGM—	Insured by Assured Guaranty Municipal Corp.

AMBAC—	Insured by American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BHAC—	Insured by Berkshire Hathaway Assurance Corp.

CIFG—	Insured by CDC IXIS Financial Guaranty

COLL—	Collateral

CONS—	Consolidated Bonds

COP—	Certificate of Participation

CR—	Custodial Receipts

EDA—	Economic Development Authority

FGIC—	Insured by Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

GAN —	Grant Anticipation Note

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

IBC—	Insured Bond Certificates

IBCC—	Insured Bond Custodial Certificate

ICC—	Insured Custody Certificates

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

LIQ—	Liquidity Agreement

MBIA—	Insured by Municipal Bond Insurance Corp.

MTGS—	Mortgages

NATL—	Insured by National Public Finance Guarantee Corp.

PCR—	Pollution Control Revenue

PRIV —	Private

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Bond Loan Fund

RADIAN—	Insured by Radian Asset Assurance

RE—	Reinsured

Rev.—	Revenue Bond

SCSDE—	South Carolina School District Enhancement

SO—	Special Obligation

TAN—	Tax Anticipation Note

TCRS—	Transferable Custodial Receipts

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

XLCA—	Insured by XL Capital Assurance

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value	Percentage
California Tax Free Bond Fund	$5,667	1.8%
Intermediate Tax Free Bond Fund	37,082	0.7
New York Tax Free Bond Fund	4,616	0.5

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)—	The rate shown is the current yield as of August 31, 2010.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, prerefunded date, next put date or final maturity date.

(w)—	When-issued security.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$289,076		$5,143,184	$963,759
Investments in affiliates, at value	30,768		283,890	12,433
Total investment securities, at value	319,844		5,427,074	976,192
Receivables:
Investment securities sold	—		2,649	—
Fund shares sold	1,118		17,083	3,105
Interest and dividends	3,087		57,611	11,935
Total Assets	324,049		5,504,417	991,232

LIABILITIES:
Payables:
Dividends	477		11,220	1,378
Investment securities purchased	—		29,079	—
Fund shares redeemed	371		4,021	1,116
Accrued liabilities:
Investment advisory fees	70		1,320	244
Administration fees	18		438	79
Shareholder servicing fees	21		706	155
Distribution fees	47		196	193
Custodian and accounting fees	22		183	42
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—	(a)
Other	42		167	59
Total Liabilities	1,068		47,331	3,266
Net Assets	$322,981		$5,457,086	$987,966

SEE NOTES TO FINANCIAL STATEMENTS.

58   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$304,516	$5,094,040	$914,051
Accumulated undistributed (distributions in excess of) net investment income	(5)	599	49
Accumulated net realized gains (losses)	(515)	(1,640)	(918)
Net unrealized appreciation (depreciation)	18,985	364,087	74,784
Total Net Assets	$322,981	$5,457,086	$987,966

Net Assets:
Class A	$78,296	$372,203	$304,032
Class B	—	8,410	4,332
Class C	58,534	178,166	202,818
Institutional Class	41,334	875,930	46,130
Select Class	144,817	4,022,377	430,654
Total	$322,981	$5,457,086	$987,966

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,147	32,803	40,557
Class B	—	753	576
Class C	5,380	16,021	27,080
Institutional Class	3,837	78,311	6,134
Select Class	13,226	359,256	57,258

Net Asset Value:
Class A — Redemption price per share	$10.95	$11.35	$7.50
Class B — Offering price per share (b)	—	11.17	7.52
Class C — Offering price per share (b)	10.88	11.12	7.49
Institutional Class — Offering and redemption price per share	10.77	11.19	7.52
Select Class — Offering and redemption price per share	10.95	11.20	7.52

Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share
[net asset value per share/(100% — maximum sales charge)]	$11.38	$11.79	$7.79

Cost of investments in non-affiliates	$270,091	$4,779,097	$888,975
Cost of investments in affiliates	30,768	283,890	12,433

(a)	Amount rounds to less than $1,000.

(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   59

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5,504		$95,478	$18,947
Dividend income from affiliates	17		154	13
Total investment income	5,521		95,632	18,960

EXPENSES:
Investment advisory fees	455		7,907	1,454
Administration fees	140		2,433	447
Distribution fees:
Class A	92		462	363
Class B	—		38	19
Class C	197		643	715
Shareholder servicing fees:
Class A	92		462	363
Class B	—		13	6
Class C	66		214	238
Institutional Class	21		438	25
Select Class	169		4,806	540
Custodian and accounting fees	27		224	46
Professional fees	31		54	34
Trustees’ and Chief Compliance Officer’s fees	2		32	7
Printing and mailing costs	3		66	12
Registration and filing fees	6		137	12
Transfer agent fees	19		141	68
Other	3		25	5
Total expenses	1,323		18,095	4,354
Less amounts waived	(364)		(2,126)	(296)
Less earnings credits	—	(a)	— (a)	—	(a)
Net expenses	959		15,969	4,058
Net investment income (loss)	4,562		79,663	14,902

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	36		(2,870)	3
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	10,722		114,588	27,360
Net realized/unrealized gains (losses)	10,758		111,718	27,363
Change in net assets resulting from operations	$15,320		$191,381	$42,265

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,562	$7,409	$79,663	$156,537
Net realized gain (loss)	36	(40)	(2,870)	5,039
Change in net unrealized appreciation (depreciation)	10,722	7,363	114,588	134,024
Change in net assets resulting from operations	15,320	14,732	191,381	295,600

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,113)	(1,529)	(5,255)	(9,407)
From net realized gains	—	—	—	(273)
Class B
From net investment income	—	—	(110)	(254)
From net realized gains	—	—	—	(9)
Class C
From net investment income	(684)	(732)	(1,945)	(2,850)
From net realized gains	—	—	—	(114)
Institutional Class
From net investment income	(664)	(1,693)	(13,622)	(29,185)
From net realized gains	—	—	—	(685)
Select Class
From net investment income	(2,102)	(3,462)	(58,261)	(116,639)
From net realized gains	—	—	—	(2,790)
Total distributions to shareholders	(4,563)	(7,416)	(79,193)	(162,206)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	21,823	115,419	177,180	755,673

NET ASSETS:
Change in net assets	32,580	122,735	289,368	889,067
Beginning of period	290,401	167,666	5,167,718	4,278,651
End of period	$322,981	$290,401	$5,457,086	$5,167,718
Accumulated undistributed (distributions in excess of) net investment income	$(5)	$(4)	$599	$129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   61

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,902	$27,421
Net realized gain (loss)	3	1,108
Change in net unrealized appreciation (depreciation)	27,360	25,978
Change in net assets resulting from operations	42,265	54,507

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,546)	(7,465)
Class B
From net investment income	(62)	(181)
Class C
From net investment income	(2,377)	(3,212)
Institutional Class
From net investment income	(857)	(2,285)
Select Class
From net investment income	(6,994)	(14,346)
Total distributions to shareholders	(14,836)	(27,489)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	1,441	225,416

NET ASSETS:
Change in net assets	28,870	252,434
Beginning of period	959,096	706,662
End of period	$987,966	$959,096
Accumulated undistributed (distributions in excess of) net investment income	$49	$(17)

SEE NOTES TO FINANCIAL STATEMENTS.

62   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,905	$63,109	$52,489	$234,035
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	65,769
Dividends and distributions reinvested	832	1,120	4,160	7,626
Cost of shares redeemed	(12,080)	(11,469)	(72,608)	(105,831)
Change in net assets from Class A capital transactions	$5,657	$52,760	$(15,959)	$201,599
Class B
Proceeds from shares issued	$—	$—	$59	$1,018
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	8,541
Dividends and distributions reinvested	—	—	76	176
Cost of shares redeemed	—	—	(3,428)	(4,830)
Change in net assets from Class B capital transactions	$—	$—	$(3,293)	$4,905
Class C
Proceeds from shares issued	$13,865	$46,197	$38,093	$135,024
Dividends and distributions reinvested	533	559	1,541	2,375
Cost of shares redeemed	(4,801)	(3,848)	(27,216)	(17,497)
Change in net assets from Class C capital transactions	$9,597	$42,908	$12,418	$119,902
Institutional Class
Proceeds from shares issued	$6,334	$9,211	$69,224	$473,547
Dividends and distributions reinvested	132	182	1,927	2,186
Cost of shares redeemed	(14,362)	(19,153)	(124,308)	(448,232)
Change in net assets from Institutional Class capital transactions	$(7,896)	$(9,760)	$(53,157)	$27,501
Select Class
Proceeds from shares issued	$33,128	$66,236	$706,755	$1,642,884
Net assets acquired in Fund reorganization (See Note 9)	—	—	—	131,358
Dividends and distributions reinvested	205	281	3,368	6,397
Cost of shares redeemed	(18,868)	(37,006)	(472,952)	(1,378,873)
Change in net assets from Select Class capital transactions	$14,465	$29,511	$237,171	$401,766

Total change in net assets from capital transactions	$21,823	$115,419	$177,180	$755,673

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	1,588	6,079	4,714	21,394
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	6,109
Reinvested	78	107	374	694
Redeemed	(1,135)	(1,104)	(6,529)	(9,657)
Change in Class A Shares	531	5,082	(1,441)	18,540
Class B
Issued	—	—	5	94
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	807
Reinvested	—	—	7	16
Redeemed	—	—	(313)	(447)
Change in Class B Shares	—	—	(301)	470
Class C
Issued	1,311	4,466	3,493	12,567
Reinvested	51	54	141	220
Redeemed	(454)	(371)	(2,499)	(1,625)
Change in Class C Shares	908	4,149	1,135	11,162
Institutional Class
Issued	604	897	6,297	43,733
Reinvested	12	17	175	201
Redeemed	(1,380)	(1,881)	(11,370)	(41,447)
Change in Institutional Class Shares	(764)	(967)	(4,898)	2,487
Select Class
Issued	3,117	6,355	64,386	151,721
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	12,357
Reinvested	19	27	307	591
Redeemed	(1,775)	(3,558)	(43,130)	(127,173)
Change in Select Class Shares	1,361	2,824	21,563	37,496

SEE NOTES TO FINANCIAL STATEMENTS.

64   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$47,173	$177,374
Dividends and distributions reinvested	3,177	5,202
Cost of shares redeemed	(34,645)	(64,353)
Change in net assets from Class A capital transactions	$15,705	$118,223
Class B
Proceeds from shares issued	$44	$684
Dividends and distributions reinvested	48	141
Cost of shares redeemed	(2,089)	(2,779)
Change in net assets from Class B capital transactions	$(1,997)	$(1,954)
Class C
Proceeds from shares issued	$46,275	$139,789
Dividends and distributions reinvested	1,798	2,446
Cost of shares redeemed	(28,067)	(25,270)
Change in net assets from Class C capital transactions	$20,006	$116,965
Institutional Class
Proceeds from shares issued	$2,777	$28,797
Dividends and distributions reinvested	408	714
Cost of shares redeemed	(15,454)	(41,918)
Change in net assets from Institutional Class capital transactions	$(12,269)	$(12,407)
Select Class
Proceeds from shares issued	$48,347	$152,567
Dividends and distributions reinvested	1,013	1,711
Cost of shares redeemed	(69,364)	(149,689)
Change in net assets from Select Class capital transactions	$(20,004)	$4,589

Total change in net assets from capital transactions	$1,441	$225,416

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	6,451	24,770
Reinvested	434	724
Redeemed	(4,748)	(8,978)
Change in Class A Shares	2,137	16,516
Class B
Issued	6	96
Reinvested	7	20
Redeemed	(286)	(387)
Change in Class B Shares	(273)	(271)
Class C
Issued	6,337	19,515
Reinvested	246	340
Redeemed	(3,846)	(3,524)
Change in Class C Shares	2,737	16,331
Institutional Class
Issued	380	4,015
Reinvested	56	99
Redeemed	(2,117)	(5,802)
Change in Institutional Class Shares	(1,681)	(1,688)
Select Class
Issued	6,608	21,231
Reinvested	138	238
Redeemed	(9,485)	(20,746)
Change in Select Class Shares	(2,739)	723

SEE NOTES TO FINANCIAL STATEMENTS.

66   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$10.58	$0.16	(e)	$0.37	$0.53	$(0.16)	$—	$(0.16)
Year Ended February 28, 2010	10.24	0.34	(e)	0.34	0.68	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.07	0.38	(e)	0.17	0.55	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.38	0.38	(e)	(0.32)	0.06	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)	—	(0.37)
September 1, 2005 through February 28, 2006 (f)	10.48	0.18		(0.08)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.77	0.37		(0.14)	0.23	(0.36)	(0.16)	(0.52)

Class C
Six Months Ended August 31, 2010 (Unaudited)	10.51	0.14	(e)	0.37	0.51	(0.14)	—	(0.14)
Year Ended February 28, 2010	10.18	0.28	(e)	0.34	0.62	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.02	0.33	(e)	0.16	0.49	(0.33)	—	(0.33)
Year Ended February 29, 2008	10.34	0.33	(e)	(0.32)	0.01	(0.33)	—	(0.33)
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)	—	(0.33)
September 1, 2005 through February 28, 2006 (f)	10.44	0.16		(0.09)	0.07	(0.15)	(0.02)	(0.17)
February 18, 2005 (g) through August 31, 2005	10.55	0.17		(0.09)	0.08	(0.19)	—	(0.19)

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	10.41	0.17	(e)	0.36	0.53	(0.17)	—	(0.17)
Year Ended February 28, 2010	10.08	0.35	(e)	0.33	0.68	(0.35)	—	(0.35)
Year Ended February 28, 2009	9.92	0.39	(e)	0.16	0.55	(0.39)	—	(0.39)
Year Ended February 29, 2008	10.22	0.38	(e)	(0.29)	0.09	(0.39)	—	(0.39)
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)	—	(0.38)
September 1, 2005 through February 28, 2006 (f)	10.33	0.17		(0.07)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.61	0.42		(0.17)	0.25	(0.37)	(0.16)	(0.53)

Select Class
Six Months Ended August 31, 2010 (Unaudited)	10.58	0.17	(e)	0.37	0.54	(0.17)	—	(0.17)
Year Ended February 28, 2010	10.24	0.35	(e)	0.33	0.68	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.07	0.39	(e)	0.17	0.56	(0.39)	—	(0.39)
Year Ended February 29, 2008	10.38	0.38	(e)	(0.31)	0.07	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.38	0.37		— (h)	0.37	(0.37)	—	(0.37)
September 1, 2005 through February 28, 2006 (f)	10.48	0.18		(0.09)	0.09	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2005	10.77	0.36		(0.13)	0.23	(0.36)	(0.16)	(0.52)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from August 31 to the last day of February.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

68   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.95	5.08%	$78,296	0.58%	3.05%	0.95%	1%
10.58	6.74	70,001	0.58	3.23	0.96	4
10.24	5.59	15,708	0.60	3.78	1.01	14
10.07	0.60	10,493	0.60	3.67	1.02	19
10.38	3.68	7,968	0.60	3.65	1.02	22
10.38	0.91	13,372	0.60	3.50	1.09	4
10.48	2.21	14,547	0.60	3.47	1.12	40

10.88	4.87	58,534	1.08	2.55	1.45	1
10.51	6.22	47,012	1.08	2.68	1.45	4
10.18	5.03	3,290	1.10	3.29	1.51	14
10.02	0.07	1,211	1.10	3.16	1.52	19
10.34	3.22	147	1.10	3.16	1.51	22
10.34	0.68	147	1.10	2.99	1.59	4
10.44	0.76	107	1.10	2.89	1.53	40

10.77	5.13	41,334	0.48	3.15	0.55	1
10.41	6.85	47,885	0.49	3.45	0.57	4
10.08	5.68	56,110	0.50	3.88	0.61	14
9.92	0.83	45,211	0.50	3.78	0.62	19
10.22	3.75	32,474	0.50	3.77	0.62	22
10.23	0.97	38,042	0.50	3.66	0.71	4
10.33	2.42	26,100	0.50	3.62	0.67	40

10.95	5.12	144,817	0.53	3.10	0.70	1
10.58	6.80	125,503	0.53	3.36	0.71	4
10.24	5.65	92,558	0.55	3.83	0.76	14
10.07	0.65	105,137	0.59	3.69	0.77	19
10.38	3.65	108,793	0.65	3.60	0.76	22
10.38	0.90	88,688	0.65	3.45	0.85	4
10.48	2.18	80,959	0.65	3.42	0.81	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$11.11	$0.16	(e)	$0.24	$0.40	$(0.16)	$—	$(0.16)
Year Ended February 28, 2010	10.81	0.34	(e)	0.31 (f)	0.65	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2009	10.54	0.36	(e)	0.27	0.63	(0.36)	—	(0.36)
Year Ended February 29, 2008	10.77	0.39	(e)	(0.24)	0.15	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.77	0.39	(e)	— (h)	0.39	(0.39)	— (h)	(0.39)
September 1, 2005 through February 28, 2006 (i)	10.94	0.20		(0.14)	0.06	(0.19)	(0.04)	(0.23)
Year Ended August 31, 2005	11.11	0.39		(0.13)	0.26	(0.39)	(0.04)	(0.43)
Class B
Six Months Ended August 31, 2010 (Unaudited)	10.94	0.12	(e)	0.23	0.35	(0.12)	—	(0.12)
Year Ended February 28, 2010	10.64	0.26	(e)	0.31 (f)	0.57	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2009	10.38	0.29	(e)	0.26	0.55	(0.29)	—	(0.29)
Year Ended February 29, 2008	10.61	0.31	(e)	(0.23)	0.08	(0.31)	—	(0.31)
Year Ended February 28, 2007	10.62	0.32	(e)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 through February 28, 2006 (i)	10.79	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	10.98	0.31		(0.15)	0.16	(0.31)	(0.04)	(0.35)
Class C
Six Months Ended August 31, 2010 (Unaudited)	10.89	0.12	(e)	0.23	0.35	(0.12)	—	(0.12)
Year Ended February 28, 2010	10.61	0.26	(e)	0.30 (f)	0.56	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2009	10.36	0.29	(e)	0.25	0.54	(0.29)	—	(0.29)
Year Ended February 29, 2008	10.59	0.31	(e)	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended February 28, 2007	10.60	0.32	(e)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 through February 28, 2006 (i)	10.77	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	11.01	0.31		(0.19)	0.12	(0.32)	(0.04)	(0.36)
Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	10.95	0.17	(e)	0.24	0.41	(0.17)	—	(0.17)
Year Ended February 28, 2010	10.66	0.36	(e)	0.30 (f)	0.66	(0.36)	(0.01)	(0.37)
Year Ended February 28, 2009	10.40	0.39	(e)	0.25	0.64	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.63	0.41	(e)	(0.23)	0.18	(0.41)	—	(0.41)
Year Ended February 28, 2007	10.64	0.42	(e)	(0.01)	0.41	(0.42)	— (h)	(0.42)
September 1, 2005 through February 28, 2006 (i)	10.81	0.20		(0.12)	0.08	(0.21)	(0.04)	(0.25)
Year Ended August 31, 2005	10.99	0.43		(0.16)	0.27	(0.41)	(0.04)	(0.45)
Select Class
Six Months Ended August 31, 2010 (Unaudited)	10.96	0.17	(e)	0.24	0.41	(0.17)	—	(0.17)
Year Ended February 28, 2010	10.67	0.35	(e)	0.30 (f)	0.65	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2009	10.41	0.38	(e)	0.25	0.63	(0.37)	—	(0.37)
Year Ended February 29, 2008	10.64	0.40	(e)	(0.23)	0.17	(0.40)	—	(0.40)
Year Ended February 28, 2007	10.65	0.41	(e)	(0.01)	0.40	(0.41)	— (h)	(0.41)
September 1, 2005 through February 28, 2006 (i)	10.82	0.20		(0.13)	0.07	(0.20)	(0.04)	(0.24)
Year Ended August 31, 2005	11.00	0.40		(0.14)	0.26	(0.40)	(0.04)	(0.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Advisor reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net realized and unrealized gain (losses) on investments per share and less than 0.01% to total return.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	Amount rounds to less than $0.01.

(i)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

70   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.35	3.64%		$372,203	0.74%	2.89%	0.92%	4%
11.11	6.05	(f)	380,458	0.74	3.05	0.92	11
10.81	6.08		169,717	0.75	3.40	0.93	15
10.54	1.42	(g)	68,249	0.75	3.62	0.93	18
10.77	3.73		54,750	0.75	3.67	0.93	19
10.77	0.53		57,348	0.75	3.62	0.94	6
10.94	2.35		60,474	0.75	3.56	0.97	28

11.17	3.24		8,410	1.41	2.23	1.42	4
10.94	5.42	(f)	11,525	1.41	2.37	1.42	11
10.64	5.36		6,214	1.42	2.75	1.43	15
10.38	0.74	(g)	6,091	1.43	2.94	1.43	18
10.61	2.99		7,550	1.43	3.02	1.43	19
10.62	0.20		10,023	1.43	3.01	1.44	6
10.79	1.47		10,845	1.43	2.95	1.43	28

11.12	3.28		178,166	1.41	2.22	1.42	4
10.89	5.33	(f)	162,154	1.41	2.37	1.42	11
10.61	5.32		39,511	1.43	2.72	1.43	15
10.36	0.81	(g)	8,199	1.43	2.93	1.43	18
10.59	3.01		3,939	1.43	3.00	1.43	19
10.60	0.23		2,508	1.43	3.00	1.44	6
10.77	1.05		1,774	1.45	2.82	2.21	28

11.19	3.81		875,930	0.49	3.14	0.52	4
10.95	6.31	(f)	911,417	0.49	3.33	0.53	11
10.66	6.31		860,575	0.50	3.67	0.53	15
10.40	1.69	(g)	540,011	0.50	3.87	0.53	18
10.63	3.94		472,125	0.50	3.92	0.53	19
10.64	0.67		308,125	0.50	3.93	0.54	6
10.81	2.52		247,373	0.50	3.85	0.56	28

11.20	3.75		4,022,377	0.58	3.05	0.67	4
10.96	6.20	(f)	3,702,164	0.58	3.23	0.68	11
10.67	6.20		3,202,634	0.59	3.58	0.68	15
10.41	1.61	(g)	2,429,113	0.59	3.78	0.68	18
10.64	3.84		2,374,148	0.59	3.85	0.68	19
10.65	0.63		2,302,094	0.59	3.84	0.69	6
10.82	2.42		1,668,674	0.62	3.74	0.70	28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$7.29	$0.12	(e)	$0.21	$0.33	$(0.12)	$—	$(0.12)
Year Ended February 28, 2010	7.06	0.23	(e)	0.23 (f)	0.46	(0.23)	—	(0.23)
Year Ended February 28, 2009	6.90	0.25	(e)	0.16	0.41	(0.25)	—	(0.25)
Year Ended February 29, 2008	7.05	0.26	(e)	(0.15)	0.11	(0.26)	—	(0.26)
Year Ended February 28, 2007	7.08	0.26	(e)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 through February 28, 2006 (h)	7.19	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.40	0.25		(0.12)	0.13	(0.23)	(0.11)	(0.34)
Class B
Six Months Ended August 31, 2010 (Unaudited)	7.31	0.09	(e)	0.21	0.30	(0.09)	—	(0.09)
Year Ended February 28, 2010	7.09	0.18	(e)	0.22 (f)	0.40	(0.18)	—	(0.18)
Year Ended February 28, 2009	6.92	0.21	(e)	0.16	0.37	(0.20)	—	(0.20)
Year Ended February 29, 2008	7.06	0.21	(e)	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2007	7.09	0.21	(e)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 through February 28, 2006 (h)	7.20	0.10		(0.10)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.19		(0.12)	0.07	(0.17)	(0.11)	(0.28)
Class C
Six Months Ended August 31, 2010 (Unaudited)	7.28	0.09	(e)	0.21	0.30	(0.09)	—	(0.09)
Year Ended February 28, 2010	7.06	0.18	(e)	0.22 (f)	0.40	(0.18)	—	(0.18)
Year Ended February 28, 2009	6.90	0.20	(e)	0.17	0.37	(0.21)	—	(0.21)
Year Ended February 29, 2008	7.05	0.21	(e)	(0.14)	0.07	(0.22)	—	(0.22)
Year Ended February 28, 2007	7.08	0.21	(e)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 through February 28, 2006 (h)	7.19	0.09		(0.09)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.18		(0.11)	0.07	(0.18)	(0.11)	(0.29)
Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	7.31	0.13	(e)	0.21	0.34	(0.13)	—	(0.13)
Year Ended February 28, 2010	7.09	0.25	(e)	0.22 (f)	0.47	(0.25)	—	(0.25)
Year Ended February 28, 2009	6.92	0.27	(e)	0.17	0.44	(0.27)	—	(0.27)
Year Ended February 29, 2008	7.06	0.28	(e)	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended February 28, 2007	7.09	0.27	(e)	(0.02)	0.25	(0.28)	—	(0.28)
September 1, 2005 through February 28, 2006 (h)	7.20	0.13		(0.10)	0.03	(0.13)	(0.01)	(0.14)
Year Ended August 31, 2005	7.41	0.26		(0.10)	0.16	(0.26)	(0.11)	(0.37)
Select Class
Six Months Ended August 31, 2010 (Unaudited)	7.31	0.12	(e)	0.21	0.33	(0.12)	—	(0.12)
Year Ended February 28, 2010	7.09	0.24	(e)	0.21 (f)	0.45	(0.23)	—	(0.23)
Year Ended February 28, 2009	6.92	0.26	(e)	0.17	0.43	(0.26)	—	(0.26)
Year Ended February 29, 2008	7.06	0.27	(e)	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2007	7.09	0.26	(e)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 through February 28, 2006 (h)	7.20	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.42	0.23		(0.11)	0.12	(0.23)	(0.11)	(0.34)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Advisor reimbursed the Fund for losses incurred from an operational error. The impact was less than $0.01 to net realized and unrealized gain (losses) on investments per share and less than 0.01% to total return.

(g)	Includes interest expense of 0.01%.

(h)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

72   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.50	4.51%		$304,032	0.74%		3.17%	0.93%	3%
7.29	6.63	(f)	279,898	0.74		3.20	0.94	6
7.06	6.10		154,737	0.75		3.65	0.95	10
6.90	1.62		100,067	0.76	(g)	3.72	0.95	17
7.05	3.34		51,749	0.76	(g)	3.65	0.95	11
7.08	0.24		59,428	0.75		3.34	0.97	5
7.19	1.84		64,005	0.75		3.18	1.04	25

7.52	4.16		4,332	1.42		2.49	1.43	3
7.31	5.71	(f)	6,210	1.43		2.55	1.44	6
7.09	5.48		7,938	1.45		2.95	1.45	10
6.92	1.01		8,889	1.45		3.02	1.45	17
7.06	2.60		11,273	1.45		2.95	1.45	11
7.09	(0.10)		16,125	1.47		2.62	1.47	5
7.20	1.08		18,416	1.50		2.42	1.53	25

7.49	4.17		202,818	1.42		2.49	1.43	3
7.28	5.78	(f)	177,204	1.42		2.50	1.43	6
7.06	5.47		56,567	1.45		2.93	1.45	10
6.90	0.94		7,609	1.46		3.01	1.46	17
7.05	2.62		1,854	1.45		2.96	1.45	11
7.08	(0.10)		2,197	1.47		2.61	1.47	5
7.19	1.00		2,032	1.50		2.42	1.53	25

7.52	4.67		46,130	0.49		3.42	0.53	3
7.31	6.70	(f)	57,134	0.49		3.48	0.54	6
7.09	6.52		67,351	0.50		3.90	0.55	10
6.92	2.00		60,281	0.50		3.98	0.55	17
7.06	3.55		91,940	0.51	(g)	3.90	0.55	11
7.09	0.35		112,897	0.50		3.58	0.57	5
7.20	2.11		132,939	0.50		3.42	0.58	25

7.52	4.57		430,654	0.67		3.24	0.68	3
7.31	6.49	(f)	438,650	0.68		3.29	0.69	6
7.09	6.31		420,069	0.70		3.70	0.70	10
6.92	1.78		447,877	0.70		3.77	0.70	17
7.06	3.36		474,620	0.70		3.70	0.70	11
7.09	0.25		565,582	0.72		3.38	0.73	5
7.20	1.76		429,803	0.71		3.21	0.72	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   73

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/ Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class B, Class C, Institutional Class and Select Class	Diversified

Effective November 1, 2009, Class B Shares of Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

74   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by municipal sector as presented on the Schedules of Portfolio investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arkansas
Special Tax	$—	$1,004	$—	$1,004
California
Certificate of Participation/Lease	—	34,512	—	34,512
Education	—	8,535	—	8,535
General Obligation	—	88,293	1,939	90,232
Hospital	—	8,884	—	8,884
Housing	—	5,448	—	5,448
Other Revenue	—	21,702	—	21,702
Prerefunded	—	10,593	—	10,593
Special Tax	—	12,795	3,728	16,523
Transportation	—	20,899	—	20,899
Utility	—	24,826	—	24,826
Water & Sewer	—	32,797	—	32,797
Total California	—	269,284	5,667	274,951
Illinois
Transportation	—	2,170	—	2,170
Kentucky
Certificate of Participation/Lease	—	1,214	—	1,214
Michigan
Housing	—	2,047	—	2,047
Ohio
Housing	—	1,105	—	1,105
Pennsylvania
Hospital	—	1,152	—	1,152
Puerto Rico
Special Tax	—	468	—	468
Utility	—	3,123	—	3,123
Total Puerto Rico	—	3,591	—	3,591
South Carolina
General Obligation	—	599	—	599
Texas
Transportation	—	1,178	—	1,178
Virgin Islands
Special Tax	—	65	—	65
Total Municipal Bonds	—	283,409	5,667	289,076
Short-Term Investments
Investment Companies	30,768	—	—	30,768
Total Investments in Securities	$30,768	$283,409	$5,667	$319,844

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   75

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Intermediate Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,913	$—	$11,913
General Obligation	—	9,408	—	9,408
Prerefunded	—	7,577	—	7,577
Total Alabama	—	28,898	—	28,898
Alaska
Certificate of Participation/Lease	—	14,666	—	14,666
General Obligation	—	1,484	—	1,484
Utility	—	3,337	—	3,337
Total Alaska	—	19,487	—	19,487
Arizona
Certificate of Participation/Lease	—	58,405	—	58,405
Education	—	5,446	—	5,446
General Obligation	—	11,477	—	11,477
Hospital	—	38,113	—	38,113
Other Revenue	—	7,817	—	7,817
Prerefunded	—	28,208	—	28,208
Special Tax	—	21,975	—	21,975
Transportation	—	11,437	—	11,437
Utility	—	2,930	—	2,930
Water & Sewer	—	1,162	—	1,162
Total Arizona	—	186,970	—	186,970
California
Certificate of Participation/Lease	—	41,867	—	41,867
Education	—	38,294	—	38,294
General Obligation	—	297,481	—	297,481
Hospital	—	17,923	—	17,923
Other Revenue	—	31,938	—	31,938
Prerefunded	—	102,769	—	102,769
Special Tax	—	1,061	—	1,061
Transportation	—	36,183	—	36,183
Utility	—	33,523	—	33,523
Water & Sewer	—	52,136	—	52,136
Total California	—	653,175	—	653,175
Colorado
Certificate of Participation/Lease	—	5,616	—	5,616
Education	—	5,715	—	5,715
General Obligation	—	92,406	—	92,406
Hospital	—	5,352	—	5,352
Housing	—	21	—	21
Other Revenue	—	10,195	—	10,195
Prerefunded	—	73,318	—	73,318
Transportation	—	20,912	—	20,912
Total Colorado	—	213,535	—	213,535
Connecticut
General Obligation	—	38,617	—	38,617
Hospital	—	4,002	—	4,002
Housing	—	6,653	—	6,653
Prerefunded	—	15,025	—	15,025
Special Tax	—	6,681	—	6,681
Transportation	—	1,468	—	1,468
Total Connecticut	—	72,446	—	72,446

76   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Delaware
Education	$—	$15,176	$—	$15,176
District of Columbia
Certificate of Participation/Lease	—	7,304	—	7,304
General Obligation	—	11,222	—	11,222
Other Revenue	—	2,810	—	2,810
Water & Sewer	—	6,484	—	6,484
Total District of Columbia	—	27,820	—	27,820
Florida
Certificate of Participation/Lease	—	14,899	—	14,899
Education	—	17,997	—	17,997
General Obligation	—	41,609	—	41,609
Hospital	—	8,440	—	8,440
Housing	—	16,317	—	16,317
Industrial Development Revenue/Pollution Control Revenue	—	8,646	—	8,646
Other Revenue	—	5,437	—	5,437
Prerefunded	—	36,971	—	36,971
Special Tax	—	12,064	—	12,064
Transportation	—	8,063	—	8,063
Water & Sewer	—	15,220	1,091	16,311
Total Florida	—	185,663	1,091	186,754
Georgia
Certificate of Participation/Lease	—	3,249	—	3,249
General Obligation	—	106,385	—	106,385
Prerefunded	—	1,521	—	1,521
Special Tax	—	11,798	—	11,798
Transportation	—	11,201	—	11,201
Utility	—	4,363	—	4,363
Water & Sewer	—	38,683	—	38,683
Total Georgia	—	177,200	—	177,200
Hawaii
General Obligation	—	26,341	—	26,341
Prerefunded	—	1,324	—	1,324
Transportation	—	18,095	—	18,095
Total Hawaii	—	45,760	—	45,760
Idaho
Hospital	—	13,882	—	13,882
Illinois
Certificate of Participation/Lease	—	5,473	—	5,473
Education	—	10,768	—	10,768
General Obligation	—	105,598	—	105,598
Hospital	—	9,853	—	9,853
Other Revenue	—	2,501	—	2,501
Prerefunded	—	28,296	—	28,296
Short Term Note	—	16,760	—	16,760
Special Tax	—	13,159	—	13,159
Transportation	—	40,007	—	40,007
Total Illinois	—	232,415	—	232,415

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   77

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indiana
Certificate of Participation/Lease	$—	$8,638	$—	$8,638
Education	—	5,438	—	5,438
Housing	—	1,722	—	1,722
Other Revenue	—	4,137	—	4,137
Prerefunded	—	5,976	—	5,976
Transportation	—	5,639	—	5,639
Total Indiana	—	31,550	—	31,550
Iowa
Housing	—	1,659	—	1,659
Prerefunded	—	6,272	—	6,272
Total Iowa	—	7,931	—	7,931
Kansas
General Obligation	—	19,618	—	19,618
Industrial Development Revenue/Pollution Control Revenue	—	5,763	—	5,763
Other Revenue	—	32,071	—	32,071
Prerefunded	—	70,532	—	70,532
Total Kansas	—	127,984	—	127,984
Kentucky
Certificate of Participation/Lease	—	22,972	—	22,972
Education	—	8,029	—	8,029
General Obligation	—	1,120	—	1,120
Hospital	—	1,151	—	1,151
Housing	—	582	—	582
Other Revenue	—	8,365	—	8,365
Prerefunded	—	9,136	—	9,136
Transportation	—	6,479	—	6,479
Utility	—	3,247	—	3,247
Water & Sewer	—	26,044	—	26,044
Total Kentucky	—	87,125	—	87,125
Louisiana
Certificate of Participation/Lease	—	2,121	—	2,121
Education	—	2,135	—	2,135
General Obligation	—	10,332	2,550	12,882
Hospital	—	2,748	—	2,748
Housing	—	3,466	—	3,466
Other Revenue	—	14,969	—	14,969
Prerefunded	—	50,484	—	50,484
Special Tax	—	32,959	—	32,959
Transportation	—	3,294	—	3,294
Utility	—	1,677	—	1,677
Total Louisiana	—	124,185	2,550	126,735
Maine
Prerefunded	—	2,814	—	2,814
Maryland
Education	—	5,903	—	5,903
General Obligation	—	88,446	—	88,446
Prerefunded	—	9,050	—	9,050
Private Placement	—	—	4,870	4,870
Transportation	—	22,483	—	22,483
Total Maryland	—	125,882	4,870	130,752

78   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Massachusetts
Education	$—	$3,162	$—	$3,162
General Obligation	—	5,720	—	5,720
Housing	—	4,089	—	4,089
Prerefunded	—	96,969	—	96,969
Special Tax	—	4,715	—	4,715
Transportation	—	5,877	—	5,877
Water & Sewer	—	9,338	—	9,338
Total Massachusetts	—	129,870	—	129,870
Michigan
Certificate of Participation/Lease	—	2,888	—	2,888
Education	—	4,712	—	4,712
General Obligation	—	18,476	—	18,476
Hospital	—	21,663	—	21,663
Housing	—	330	—	330
Industrial Development Revenue/Pollution Control Revenue	—	16,288	—	16,288
Other Revenue	—	7,243	—	7,243
Prerefunded	—	5,520	—	5,520
Special Tax	—	12,188	—	12,188
Utility	—	1,692	—	1,692
Water & Sewer	—	34,537	—	34,537
Total Michigan	—	125,537	—	125,537
Minnesota
General Obligation	—	54,215	—	54,215
Prerefunded	—	15,857	—	15,857
Utility	—	5,126	—	5,126
Total Minnesota	—	75,198	—	75,198
Mississippi
General Obligation	—	7,341	—	7,341
Other Revenue	—	4,478	—	4,478
Prerefunded	—	40,923	—	40,923
Total Mississippi	—	52,742	—	52,742
Missouri
General Obligation	—	3,976	—	3,976
Housing	—	9,320	—	9,320
Prerefunded	—	9,970	—	9,970
Transportation	—	26,887	—	26,887
Water & Sewer	—	17,071	—	17,071
Total Missouri	—	67,224	—	67,224
Montana
Education	—	2,868	—	2,868
Transportation	—	3,581	—	3,581
Total Montana	—	6,449	—	6,449
Nebraska
General Obligation	—	13,340	—	13,340
Utility	—	8,351	—	8,351
Total Nebraska	—	21,691	—	21,691
Nevada
General Obligation	—	8,599	—	8,599
Prerefunded	—	3,137	—	3,137
Water & Sewer	—	5,729	—	5,729
Total Nevada	—	17,465	—	17,465

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   79

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Hampshire
Education	$—	$739	$—	$739
Transportation	—	3,169	—	3,169
Total New Hampshire	—	3,908	—	3,908
New Jersey
Certificate of Participation/Lease	—	25,092	—	25,092
Education	—	26,794	—	26,794
General Obligation	—	9,761	—	9,761
Industrial Development Revenue/Pollution Control Revenue	—	4,696	—	4,696
Other Revenue	—	67,936	—	67,936
Prerefunded	—	42,299	—	42,299
Special Tax	—	11,623	—	11,623
Transportation	—	9,634	—	9,634
Water & Sewer	—	6,213	—	6,213
Total New Jersey	—	204,048	—	204,048
New Mexico
Education	—	12,816	—	12,816
General Obligation	—	4,830	—	4,830
Housing	—	8,961	—	8,961
Industrial Development Revenue/Pollution Control Revenue	—	1,263	—	1,263
Other Revenue	—	22,002	—	22,002
Special Tax	—	27,758	—	27,758
Transportation	—	6,840	—	6,840
Total New Mexico	—	84,470	—	84,470
New York
Certificate of Participation/Lease	—	15,121	—	15,121
Education	—	51,109	—	51,109
General Obligation	—	43,467	—	43,467
Hospital	—	5,185	—	5,185
Housing	—	13,991	—	13,991
Other Revenue	—	176,496	—	176,496
Prerefunded	—	33,835	—	33,835
Special Tax	—	144,504	—	144,504
Transportation	—	60,182	—	60,182
Utility	—	18,585	—	18,585
Water & Sewer	—	5,789	—	5,789
Total New York	—	568,264	—	568,264
North Carolina
Certificate of Participation/Lease	—	7,702	—	7,702
General Obligation	—	136,202	—	136,202
Hospital	—	2,462	—	2,462
Housing	—	351	—	351
Industrial Development Revenue/Pollution Control Revenue	—	6,573	—	6,573
Other Revenue	—	18,191	—	18,191
Transportation	—	4,835	—	4,835
Utility	—	22,766	—	22,766
Total North Carolina	—	199,082	—	199,082

80   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
Certificate of Participation/Lease	$—	$10,335	$—	$10,335
Education	—	1,657	—	1,657
General Obligation	—	66,140	—	66,140
Housing	—	5,211	—	5,211
Industrial Development Revenue/Pollution Control Revenue	—	5,334	—	5,334
Other Revenue	—	18,958	—	18,958
Prerefunded	—	8,974	—	8,974
Resource Recovery	—	2,057	—	2,057
Transportation	—	16,048	—	16,048
Utility	—	3,043	—	3,043
Water & Sewer	—	1,584	—	1,584
Total Ohio	—	139,341	—	139,341
Oklahoma
Education	—	17,609	—	17,609
Housing	—	1,092	—	1,092
Other Revenue	—	13,191	—	13,191
Utility	—	1,750	—	1,750
Total Oklahoma	—	33,642	—	33,642
Oregon
Certificate of Participation/Lease	—	10,189	—	10,189
General Obligation	—	10,736	—	10,736
Industrial Development Revenue/Pollution Control Revenue	—	476	—	476
Other Revenue	—	13,265	—	13,265
Prerefunded	—	5,250	—	5,250
Water & Sewer	—	3,954	—	3,954
Total Oregon	—	43,870	—	43,870
Pennsylvania
Education	—	10,033	—	10,033
General Obligation	—	67,305	—	67,305
Hospital	—	20,446	—	20,446
Other Revenue	—	10,249	—	10,249
Prerefunded	—	811	—	811
Transportation	—	5,528	—	5,528
Water & Sewer	—	5,223	—	5,223
Total Pennsylvania	—	119,595	—	119,595
Puerto Rico
General Obligation	—	1,114	—	1,114
Prerefunded	—	20,910	—	20,910
Special Tax	—	1,505	—	1,505
Transportation	—	2,828	—	2,828
Total Puerto Rico	—	26,357	—	26,357
South Carolina
Education	—	21,682	—	21,682
General Obligation	—	39,896	—	39,896
Hospital	—	1,523	—	1,523
Other Revenue	—	12,114	—	12,114
Prerefunded	—	11,351	—	11,351
Utility	—	10,406	—	10,406
Water & Sewer	—	5,131	—	5,131
Total South Carolina	—	102,103	—	102,103

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   81

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Dakota
Prerefunded	$—	$1,060	$—	$1,060
Tennessee
General Obligation	—	9,931	—	9,931
Utility	—	16,149	—	16,149
Total Tennessee	—	26,080	—	26,080
Texas
Certificate of Participation/Lease	—	3,385	—	3,385
Education	—	38,451	—	38,451
General Obligation	—	155,861	—	155,861
Hospital	—	20,463	—	20,463
Housing	—	21	—	21
Other Revenue	—	4,847	—	4,847
Prerefunded	—	51,563	—	51,563
Private Placement	—	—	15,004	15,004
Special Tax	—	11,567	—	11,567
Transportation	—	41,429	—	41,429
Utility	—	11,181	—	11,181
Water & Sewer	—	25,968	—	25,968
Total Texas	—	364,736	15,004	379,740
Utah
General Obligation	—	1,487	—	1,487
Prerefunded	—	3,130	—	3,130
Water & Sewer	—	11,115	—	11,115
Total Utah	—	15,732	—	15,732
Vermont
Prerefunded	—	2,211	—	2,211
Virgin Islands
Special Tax	—	477	—	477
Virginia
Education	—	9,765	—	9,765
General Obligation	—	23,888	—	23,888
Industrial Development Revenue/Pollution Control Revenue	—	15,868	—	15,868
Other Revenue	—	5,958	—	5,958
Prerefunded	—	4,725	—	4,725
Transportation	—	12,630	—	12,630
Water & Sewer	—	13,447	—	13,447
Total Virginia	—	86,281	—	86,281
Washington
General Obligation	—	12,654	—	12,654
Hospital	—	3,828	—	3,828
Other Revenue	—	16,605	—	16,605
Prerefunded	—	17,198	—	17,198
Transportation	—	1,304	—	1,304
Utility	—	24,655	—	24,655
Water & Sewer	—	1,465	—	1,465
Total Washington	—	77,709	—	77,709

82   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

Intermediate Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
West Virginia
Certificate of Participation/Lease	$—	$5,373	$—	$5,373
Education	—	13,973	—	13,973
General Obligation	—	8,788	—	8,788
Hospital	—	2,721	—	2,721
Other Revenue	—	5,726	—	5,726
Prerefunded	—	18,738	—	18,738
Transportation	—	5,357	—	5,357
Utility	—	751	—	751
Water & Sewer	—	8,366	1,525	9,891
Total West Virginia	—	69,793	1,525	71,318
Wisconsin
General Obligation	—	57,928	—	57,928
Private Placement	—	—	12,042	12,042
Water & Sewer	—	3,341	—	3,341
Total Wisconsin	—	61,269	12,042	73,311
Total Municipal Bonds	—	5,106,102	37,082	5,143,184
Short-Term Investments
Investment Companies	283,890	—	—	283,890
Total Investments in Securities	$283,890	$5,106,102	$37,082	$5,427,074

New York Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
General Obligation	$—	$4,369	$—	$4,369
Water & Sewer	—	1,773	—	1,773
Total California	—	6,142	—	6,142
Colorado
Transportation	—	3,148	—	3,148
District of Columbia
Certificate of Participation/Lease	—	1,671	—	1,671
Florida
Water & Sewer	—	—	1,080	1,080
Hawaii
Water & Sewer	—	894	—	894
Louisiana
General Obligation	—	1,774	—	1,774
Massachusetts
Prerefunded	—	5,837	—	5,837
Special Tax	—	1,348	—	1,348
Total Massachusetts	—	7,185	—	7,185

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   83

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

New York Tax Free Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan
Housing	$—	$2,168	$—	$2,168
New Jersey
Other Revenue	—	5,833	—	5,833
New York
Certificate of Participation/Lease	—	83,248	—	83,248
Education	—	64,516	2,271	66,787
General Obligation	—	183,357	—	183,357
Hospital	—	27,645	—	27,645
Housing	—	5,753	—	5,753
Industrial Development Revenue/Pollution Control Revenue	—	25,308	—	25,308
Other Revenue	—	79,359	—	79,359
Prerefunded	—	51,697	—	51,697
Resource Recovery	—	1,029	—	1,029
Special Tax	—	141,716	—	141,716
Transportation	—	153,666	—	153,666
Utility	—	17,716	—	17,716
Water & Sewer	—	69,324	—	69,324
Total New York	—	904,334	2,271	906,605
Ohio
Housing	—	1,253	—	1,253
Other Revenue	—	2,264	—	2,264
Total Ohio	—	3,517	—	3,517
Puerto Rico
General Obligation	—	5,573	—	5,573
Other Revenue	—	1,563	—	1,563
Transportation	—	3,589	—	3,589
Utility	—	527	—	527
Total Puerto Rico	—	11,252	—	11,252
Texas
General Obligation	—	4,272	—	4,272
Virgin Islands
Other Revenue	—	4,049	—	4,049
Wisconsin
General Obligation	—	2,904	—	2,904
Hospital	—	—	1,265	1,265
Total Wisconsin	—	2,904	1,265	4,169
Total Municipal Bonds	—	959,143	4,616	963,759
Short-Term Investments
Investment Companies	12,433	—	—	12,433
Total Investments in Securities	$12,433	$959,143	$4,616	$976,192

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

84   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

California Tax Free Bond Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
California — General Obligation	$2,330	$(2)	$32	$— (a)	$(421)	$—	$—	$1,939
California — Special Tax	3,585	—	151	(8)	—	—	—	3,728
Total	$5,915	$(2)	$183	$(8)	$(421)	$—	$—	$5,667

Intermediate Tax Free Bond Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Florida — Water & Sewer	$1,104	$—	$(8)	$(5)	$—	$—	$—	$1,091
Louisiana — General Obligation	2,413	—	64	73	—	—	—	2,550
Maryland — Private Placement	5,271	—	2	(5)	(398)	—	—	4,870
Texas — Private Placement	14,996	—	8	—	—	—	—	15,004
West Virginia — Certificate of Participation/Lease	302	—	(2)	—	(300)	—	—	—
West Virginia — Water & Sewer	2,478	3	49	(5)	(1,000)	—	—	1,525
Wisconsin — Private Placement	13,573	—	(281)	—	(1,250)	—	—	12,042
Total	$40,137	$3	$(168)	$58	$(2,948)	$—	$—	$37,082

New York Tax Free Bond Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Florida — Water & Sewer	$1,093	$—	$(8)	$(5)	$—	$—	$—	$1,080
New York — Education	2,296	—	(20)	(5)	—	—	—	2,271
New York — General Obligation	1,704	—	—	—	—	—	(1,704)	—
Wisconsin — Hospital	1,278	—	(13)	—	—	—	—	1,265
Total	$6,371	$—	$(41)	$(10)	$—	$—	$(1,704)	$4,616

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

California Tax Free Bond Fund	$183
Intermediate Tax Free Bond Fund	(158)
New York Tax Free Bond Fund	(41)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B.  Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   85

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The following is the value and percentage of net assets of illiquid securities as of August 31, 2010 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$5,667	1.8%
Intermediate Tax Free Bond Fund	37,082	0.7
New York Tax Free Bond Fund	4,616	0.5

C.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

D.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2010, the annualized effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

86   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2010, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$3	$—
Intermediate Tax Free Bond Fund	34	18
New York Tax Free Bond Fund	28	34

D.  Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.55	1.55	0.50	0.72

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2011.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   87

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

For the six months ended August 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$39	$40	$225	$32	$336
Intermediate Tax Free Bond Fund	4	—	1,887	—	1,891
New York Tax Free Bond Fund	2	—	268	—	270

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and the Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of waivers resulting from investments in the money market funds for the six months ended August 31, 2010 was as follows (amounts in thousands):

California Tax Free Bond Fund	$28
Intermediate Tax Free Bond Fund	235
New York Tax Free Bond Fund	26

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the six months ended August 31, 2010, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$27,033	$3,354
Intermediate Tax Free Bond Fund	309,995	178,485
New York Tax Free Bond Fund	58,459	30,626

During the six months ended August 31, 2010, there were no purchases or sales of U.S. Government securities.

88   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$300,859	$19,141	$156	$18,985
Intermediate Tax Free Bond Fund	5,062,987	370,211	6,124	364,087
New York Tax Free Bond Fund	901,408	75,167	383	74,784

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor has investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds. Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region.

These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a fund’s ability to collect principal and interest in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”) subsequently known as JPMorgan Investment Advisors Inc. (“JPMIA”), entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. JPMIA was investment advisor to certain of the Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and JPMIM became investment advisor to such Funds.

In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease and desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   89

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

$10 million and a civil money penalty of $40 million for a total payment of $50 million, which was distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain mutual funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. On May 20, 2010, the court granted preliminary approval of the settlement and ordered that notice be provided to certain designated shareholders. The settlement is subject to court approval.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

As noted above, the settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

9. Business Combinations

On February 18, 2009, the Boards of Trustees of the Trust and JPM II approved management’s proposals to merge JPMorgan Kentucky Municipal Bond Fund (“Kentucky Municipal Bond Fund”), JPMorgan Louisiana Municipal Bond Fund (“Louisiana Municipal Bond Fund”) and JPMorgan West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”) (collectively the “Target Funds”) and each a Fund of JPM II, into Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The Agreements and Plans of Reorganization were approved by the Target Funds’ shareholders at a special meeting of shareholders held on June 22, 2009. The purpose of the transaction was to combine four portfolios with comparative investment objectives and strategies.

The reorganizations were effective after the close of business on June 26, 2009. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The merger transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B and Select Class shareholders of the Target Funds received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Target Funds as of the close of business on date of the reorganization. The investment portfolio of the Target Funds, with a fair value of $203,665 and identified cost of $196,224 as of the date of the reorganization, was the principal asset acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

90   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganizations (amounts in thousands, except per share amounts):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
Kentucky Municipal Bond Fund				$2,079
Class A	1,336	$13,186	$9.87
Class B	193	1,890	9.79
Select Class	4,866	47,954	9.86

Louisiana Municipal Bond Fund				$2,554
Class A	4,043	$39,417	$9.75
Class B	395	3,859	9.76
Select Class	1,706	16,626	9.74

West Virginia Municipal Bond Fund				$2,808
Class A	1,312	$13,166	$10.04
Class B	278	2,792	10.03
Select Class	6,729	66,778	9.92

Acquiring Fund
Intermediate Tax Free Bond Fund				$90,684
Class A	22,853	$246,104	$10.77
Class B	563	5,974	10.60
Class C	8,757	92,526	10.57
Institutional Class	77,362	821,613	10.62
Select Class	319,470	3,395,692	10.63

Post Reorganization
Intermediate Tax Free Bond Fund				$98,305
Class A	28,962	$311,873	$10.77
Class B	1,370	14,515	10.60
Class C	8,757	92,526	10.57
Institutional Class	77,362	821,613	10.62
Select Class	331,827	3,527,050	10.63

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   91

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,050.80	$3.00	0.58%
Hypothetical	1,000.00	1,022.28	2.96	0.58
Class C
Actual	1,000.00	1,048.70	5.58	1.08
Hypothetical	1,000.00	1,019.76	5.50	1.08
Institutional Class
Actual	1,000.00	1,051.30	2.48	0.48
Hypothetical	1,000.00	1,022.79	2.45	0.48
Select Class
Actual	1,000.00	1,051.20	2.74	0.53
Hypothetical	1,000.00	1,022.53	2.70	0.53

92   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
Intermediate Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,036.40	$3.80	0.74%
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	1,032.40	7.22	1.41
Hypothetical	1,000.00	1,018.10	7.17	1.41
Class C
Actual	1,000.00	1,032.80	7.22	1.41
Hypothetical	1,000.00	1,018.10	7.17	1.41
Institutional Class
Actual	1,000.00	1,038.10	2.52	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,037.50	2.98	0.58
Hypothetical	1,000.00	1,022.28	2.96	0.58

New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,045.10	3.81	0.74
Hypothetical	1,000.00	1,021.48	3.77	0.74
Class B
Actual	1,000.00	1,041.60	7.31	1.42
Hypothetical	1,000.00	1,018.05	7.22	1.42
Class C
Actual	1,000.00	1,041.70	7.31	1.42
Hypothetical	1,000.00	1,018.05	7.22	1.42
Institutional Class
Actual	1,000.00	1,046.70	2.53	0.49
Hypothetical	1,000.00	1,022.74	2.50	0.49
Select Class
Actual	1,000.00	1,045.70	3.45	0.67
Hypothetical	1,000.00	1,021.83	3.41	0.67

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   93

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the

94   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

AUGUST 31, 2010        J.P. MORGAN TAX FREE FUNDS   95

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance was in the fourth, second and second quintiles for Class A shares and in the third, first and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance was in the fifth, second and third quintiles for Class A shares and in the fifth, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s performance was in the fifth, first and second quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee for the Class A and Select Class shares was in the first quintile and that the actual total expenses for the Class A and Select Class shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares was in the second quintile and that the actual total expenses for Class A and Select Class shares were in the third quintile of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares were in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the second and fifth quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

96   J.P. MORGAN TAX FREE FUNDS        AUGUST 31, 2010

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-TF-810

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2010 (Unaudited)

JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund

CONTENTS

CEO’s Letter	1
Market Overview	2
Fund Commentaries:
JPMorgan Emerging Markets Debt Fund	3
JPMorgan Real Return Fund	6
JPMorgan Strategic Income Opportunities Fund	8
JPMorgan Total Return Fund	10
Schedules of Portfolio Investments	12
Financial Statements	66
Financial Highlights	80
Notes to Financial Statements	88
Schedule of Shareholder Expenses	107
Board Approval of Investment Advisory Agreements	109

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   1

J.P. Morgan Income Funds

MARKET OVERVIEW
SIX MONTHS ENDED AUGUST 31, 2010

Strong corporate earnings buoyed investor sentiment early in the reporting period, as investors’ appetite for risk continued to recover following the March 2009 market bottom. Credit spreads initially narrowed but finished the reporting period modestly wider as risk aversion returned to the market in late April 2010 amid the threat of systemic fallout from Europe’s debt crisis (generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries). Additionally, concerns about slowing growth in China and disappointing U.S. economic data led many investors to question the strength and sustainability of the recovery. As a result, investors sought haven in U.S. Treasuries, sending their prices higher and yields sharply lower, with the yield for the 10-Year U.S. Treasury note falling below 3.00% for the first time since April 2009. The U.S. Federal Reserve announced that it would reinvest the principal payments on its mortgage holdings into U.S. Treasury securities, which also helped support the rally in U.S. Treasury prices. Meanwhile, investors lowered their expectations for inflation, with the difference between the yields of nominal U.S. Treasuries and TIPS declining. Despite the widespread risk aversion for most of the reporting period, emerging market spreads widened only modestly for the six months ended August 31, 2010, as strong inflows helped provide support to the emerging market debt asset class. High yield bonds (also known as “junk bonds”), also held up well, as investors were encouraged by strong corporate balance sheets and declining default rates, as well as the market’s relatively high yield and return potential.

Mortgage spreads widened only modestly during the reporting period despite concerns that the U.S. government would implement programs that encourage borrowers to refinance their mortgages (mortgage refinancing can hurt bondholders by returning the money they invested more quickly than anticipated). The mortgage-backed securities market was supported by lower interest-rate volatility. Interest-rate volatility harms mortgage-bond prices because it makes it more likely mortgage rates will fall or rise significantly, pushing refinancing and other sources of prepayments on the underlying loans either much higher or lower than expected. Meanwhile, the supply/demand backdrop continued to be favorable in the non-agency mortgage-backed security market, outweighing concerns about the fundamentals of the housing market. Supply for non-agency mortgage-backed securities continued to decline, while demand was strong due to the sector’s high yield relative to other areas of the fixed income market. This favorable environment helped support the non-agency mortgage market.

2   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	10.59%
J.P. Morgan Emerging Markets Bond Index Global	10.29%

Net Assets as of 8/31/2010 (In Thousands)	$285,099
Duration	7.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s overweight position in Argentina versus the J.P. Morgan Emerging Markets Bond Index Global (the “Benchmark”) was a significant contributor to the Fund’s relative performance, as the country completed the reopening of the exchange of its defaulted debt, a development that was viewed positively by the market. The Fund gained exposure to Argentina through credit default swaps and the purchase of sovereign-issued debt. Meanwhile, fundamental research led the Fund’s portfolio managers to make investments in local-currency debt and longer duration Mexican bonds, which outperformed and contributed to relative performance during the reporting period. In Peru, the Fund’s investments in local currency bonds helped, as did an investment in a quasi-sovereign bond, structured as a securitization of construction receivables backed by the Peruvian government.

On the negative side, the Fund’s overweight position in Russia detracted from relative performance as the market reacted negatively to the country’s $5.5 billion debt issuance in late April 2010. The Fund gained exposure to Russia through investments in corporate bonds and US dollar denominated sovereign debt. In Venezuela, the Fund’s underweight of the country’s national oil company hurt the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on “weighted spread duration”. Spread duration is a measure of expected price sensitivity to changes in the market spreads. During the reporting period, the Fund’s portfolio managers were overweight spread durations versus the Benchmark in countries that they believed would outperform the Benchmark and were underweight spread durations in countries that they believed would underperform the Benchmark.

The Fund used credit default swaps to obtain overweight and underweight exposures versus the Benchmark to individual bonds and countries. In addition, the Fund used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark.

The Fund’s portfolio managers combined top-down macroeconomic research, identifying the key themes driving emerging markets, with bottom-up fundamental research, rigorously researching individual countries and bonds in an effort to find attractive investment opportunities. The Fund’s portfolio managers identified what they believed to be attractive investment opportunities in the emerging market corporate credit sector, believing that the sector should be supported by positive near-term corporate earnings forecasts.

From a country perspective, the Fund moved to an underweight position in Colombia and reduced its position in Ukraine to be in line with the Benchmark. As of the end of the reporting period, the largest country overweights in the Fund were Mexico, Peru, Brazil, Argentina and Russia.

As of August 31, 2010, the top-five over- and underweights based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country	Weighted Spread Duration

Overweights:
Brazil	0.21
Argentina	0.16
Mexico	0.13
Peru	0.11
Russian Federation	0.11

Underweights:
Korea	–0.20
Malaysia	–0.14
Philippines	–0.13
Lebanon	–0.13
Colombia	–0.13

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   3

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited) (continued)

PORTFOLIO COMPOSITION***

Foreign Government Securities	76.6%
Corporate Bonds	19.3
U.S. Treasury Obligations	1.2
Supranational	0.8
Short-Term Investment	2.1

SUMMARY OF INVESTMENTS BY COUNTRY***

Brazil	15.7%
Russia	14.8
Mexico	13.1
Turkey	9.0
Venezuela	5.6
Indonesia	4.9
Argentina	4.9
Philippines	4.6
Peru	3.7
United States	3.3
Kazakhstan	2.8
South Africa	1.9
Panama	1.9
Colombia	1.8
Uruguay	1.5
Ukraine	1.5
Dominican Republic	1.4
Others (each less than 1.0%)	7.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

4   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		10.34%	20.77%	6.57%	9.83%
With Sales Charge**		6.25	16.18	5.76	9.41
CLASS C SHARES	6/30/06
Without CDSC		10.09	20.21	6.16	9.62
With CDSC***		9.09	19.21	6.16	9.62
CLASS R5 SHARES	5/15/06	10.70	21.42	7.01	10.06
SELECT CLASS SHARES	4/17/97	10.59	21.20	6.81	9.95

*	Not annualized.

**	Sales Charge for Class A Shares is 3.75%.

***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/00 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from August 31, 2000 to August 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The J.P. Morgan Emerging Markets Bond Index Global is a broad-based, unmanaged index which tracks returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   5

JPMorgan Real Return Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.54%
Barclays Capital U.S. TIPS Index	5.90%

Net Assets as of 8/31/2010 (In Thousands)	$174,911
Duration	7.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

While the Fund (Select Class Shares) posted a positive absolute return, it lagged the Barclays Capital U.S. TIPS Index (the “Benchmark”) mainly due to its underweight position on the 7-10 year portion of the “real” yield curve. The real yield curve shows the relationship between yields and maturity dates for Treasury Inflation Protected Securities (TIPS). Yields for 7 to 10 year TIPS reached historically low levels, which hurt the Fund’s relative performance versus the Benchmark as bond prices are inversely related to changes in yield (bond prices generally increase when yields decline and decline when yields increase). Meanwhile, after assessing the market’s implied inflation rate on the short end of the real yield curve, the Fund’s portfolio managers believed that the market was ignoring this part of the curve, which appeared attractively priced based on investors’ inflation expectations. As a result, the Fund held an overweight position on the very short end (1 year and under) of the real yield curve. This was a contributor to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

Nearly all of the Fund’s assets were allocated to TIPS during the six months ended August 31, 2010, and the Fund finished the reporting period with approximately 99% of its assets invested in these securities. The Fund was underweight the 7-10 year portion and overweight the 20-30 year portion and 1 year and under portion of the real yield curve.

PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	99.2%
Others (each less than 1.0%)	0.3
Short-Term Investment	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

6   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		5.38%	9.48%	3.31%	3.31%
With Sales Charge**		1.45	5.38	2.52	2.52
CLASS C SHARES	9/1/05
Without CDSC		5.03	8.85	2.78	2.78
With CDSC***		4.03	7.85	2.78	2.78
INSTITUTIONAL CLASS SHARES	9/1/05	5.56	9.88	3.73	3.73
SELECT CLASS SHARES	9/1/05	5.54	9.83	3.58	3.58

*	Not annualized.

**	Sales Charge for Class A Shares is 3.75%.

***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Barclays Capital U.S. TIPS Index and Lipper Treasury Inflation-Protected Securities Funds Index from September 1, 2005 to August 31, 2010. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Treasury Inflation-Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   7

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.83%
Barclays Capital U.S. Universal Index	5.93%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.07%

Net Assets as of 8/31/2010 (In Thousands)	$9,819,544
Duration	1.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments and accordingly, the Fund was not forced to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays Capital U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which was added as a secondary benchmark during the reporting period. For the six months ended August 31, 2010, the Fund (Select Class Shares) underperformed the Barclays Capital U.S. Universal Index and outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT FACTORS DETRACTED FROM THE FUND’S ABSOLUTE RETURN?

The Fund used a type of credit derivative called credit default swaps (CDS) to establish a short position in the commercial mortgage-backed securities market (CMBS), as the Fund’s portfolio managers believed that this market had weak fundamentals. This short position had a negative absolute return during the reporting period as the CMBS market was supported by an extremely favorable supply and demand environment. In addition, the Fund used CDS to establish a short position in emerging market debt, which was a hedge against the Fund’s overweight exposure to high yield bonds (also known as “junk bonds”) as the two asset classes have similar correlations. The short exposure to emerging markets debt was a modest detractor as the market performed strongly during the period. However, the Fund’s gains from its high yield investments more than offset these losses.

WHAT FACTORS CONTRIBUTED TO THE FUND’S ABSOLUTE RETURN?

The Fund’s investments in high yield securities contributed strongly to the Fund’s absolute return, as the high yield market benefited from strong corporate balance sheets and declining default rates. The Fund’s investments in distressed debt (defined as high yield securities of issuers experiencing financial or operating difficulties or operating in troubled industries that presented attractive risk-reward characteristics) and non-agency mortgages also contributed to the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, had an average cash position of 54% during the reporting period, as the Fund’s portfolio managers believed that the market presented a lack of attractive investment opportunities. The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the commercial mortgage-backed securities (CMBS), emerging market debt and sovereign debt sectors.

The Fund’s portfolio managers used CDS to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

Importantly, derivatives were not used to add leverage to the Fund. Rather, derivatives were only used as a way to gain exposure or limit exposure to securities and sectors based on the views of the Fund’s portfolio managers. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions. As of the end of the reporting period, this was approximately 8% of the Fund’s money market exposure.

PORTFOLIO COMPOSITION***

Corporate Bonds	28.2%
Collateralized Mortgage Obligations	5.3
Loan Participations & Assignments	4.5
Others (each less than 1.0%)	2.5
Short-Term Investments	59.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

8   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	10/13/08
Without Sales Charge		1.63%	6.50%	13.03%
With Sales Charge**		(2.18)	2.49	10.77
CLASS C SHARES	10/13/08
Without CDSC		1.39	6.09	12.55
With CDSC***		0.39	5.09	12.55
CLASS R5 SHARES	10/13/08	1.85	7.01	13.60
SELECT CLASS SHARES	10/13/08	1.83	6.90	13.41

*	Not annualized.

**	Sales Charge for Class A Shares is 3.75%.

***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/13/08 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 13, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays Capital U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Strategic Income Opportunities Custom Benchmark and the Lipper Multi-Sector Income Funds Index from October 13, 2008 to August 31, 2010. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Strategic Income Opportunities Custom Benchmark do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The Strategic Income Opportunities Custom Benchmark is comprised of 33% Barclays Capital Government Bond Index, 33% Merrill Lynch High Yield Master II Index and 33% Barclays Capital Global Aggregate Index (ex-USD). The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the commencement of operations date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   9

JPMorgan Total Return Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.79%
Barclays Capital U.S. Aggregate Index	5.81%

Net Assets as of 8/31/2010 (In Thousands)	$388,741
Duration	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the Barclays Capital U.S. Aggregate Index (the “Benchmark”) for the six months ended August 31, 2010.

The Fund’s investments in high yield bonds (also known as “junk bonds”) contributed strongly to the Fund’s relative performance, as the high yield market benefited from strong corporate balance sheets and declining default rates. The Fund’s investments in investment grade corporate debt also contributed to the Fund’s relative performance versus the Benchmark during the reporting period. The Fund’s investments in the non-agency mortgage sector were also strong performers during the reporting period.

The Fund used credit default swaps to establish a short position relative to the Benchmark in the commercial mortgage-backed securities market (CMBS), as the Fund’s portfolio managers believed that this market had weak fundamentals. This short position detracted from the Fund’s relative performance during the reporting period as the CMBS market was supported by an extremely favorable supply and demand environment. In addition, the Fund used credit default swaps to establish a short position in emerging market debt, which was a hedge against the Fund’s overweight exposure to high yield bonds as the two asset classes have similar correlations. The short exposure to emerging markets debt was a modest detractor as the market performed strongly during the period. However, the Fund’s gains from its high yield investments more than offset these losses.

HOW WAS THE FUND POSITIONED?

The Fund was overweight the high yield, non-agency mortgage and investment grade corporate credit sectors and underweight the commercial mortgage-backed securities (CMBS), emerging market debt and sovereign debt sectors.

The Fund’s portfolio managers used a type of credit derivative called credit default swaps (CDS) to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. The Fund also used interest-rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates.

Importantly, derivatives were not used to add leverage to the Fund. Rather, derivatives were only used as a way to gain exposure or limit exposure to securities and sectors based on the views of the Fund’s portfolio managers. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***

Corporate Bonds	27.7%
Mortgage Pass-Through Securities	26.3
U.S. Treasury Obligations	6.7
Collateralized Mortgage Obligations	5.7
Asset-Backed Securities	5.3
U.S. Government Agency Securities	4.4
Commercial Mortgage-Backed Securities	2.8
Others (each less than 1.0%)	0.8
Short-Term Investments	20.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total long investments as of August 31, 2010. The Fund’s composition is subject to change.

10   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	6/16/08
Without Sales Charge		7.80%	15.50%	11.24%
With Sales Charge**		3.79	11.16	9.32
CLASS C SHARES	6/16/08
Without CDSC		7.45	14.84	10.53
With CDSC***		6.45	13.84	10.53
CLASS R5 SHARES	6/16/08	7.85	15.82	11.51
SELECT CLASS SHARES	6/16/08	7.79	15.66	11.35

*	Not annualized.

**	Sales Charge for Class A Shares is 3.75%.

***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Total Return Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from June 16, 2008 to August 31, 2010. The performance of the Lipper Intermediate Investment Grade Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   11

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 19.0%
	Bermuda — 0.5%
1,370	Digicel Group Ltd., 10.500%, 04/15/18 (e) (m)	1,470
	Brazil — 3.2%
1,013	Banco Votorantim S.A., 7.375%, 01/21/20 (e) (m)	1,086
1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,246
1,570	CSN Resources S.A., 6.500%, 07/21/20 (e) (m)	1,636
1,180	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	1,304
1,270	JBS Finance II Ltd., 8.250%, 01/29/18 (e) (m)	1,306
BRL 10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i) (o)	1,188
1,200	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20 (e)	1,262
		9,028
	China — 0.5%
942	Country Garden Holdings Co., 11.750%, 09/10/14	986
482	Kaisa Group Holdings Ltd., 13.500%, 04/28/15 (e) (m)	468
		1,454
	Colombia — 0.7%
1,630	Ecopetrol S.A., 7.625%, 07/23/19 (m)	1,944
	Hong Kong — 0.4%
1,220	China Oriental Group Co. Ltd., 8.000%, 08/18/15 (e) (m)	1,247
	Indonesia — 1.1%
	Majapahit Holding B.V.,
2,690	7.750%, 01/20/20 (e) (m)	3,215
	Kazakhstan — 2.7%
450	Development Bank of Kazakhstan JSC, 6.000%, 03/23/26	405
	KazMunaiGaz Finance Sub B.V.,
4,214	8.375%, 07/02/13	4,593
1,040	9.125%, 07/02/18	1,256
340	11.750%, 01/23/15 (e) (m)	425
891	11.750%, 01/23/15	1,112
		7,791
	Mexico — 3.1%
710	Corp. GEO SAB de CV, 9.250%, 06/30/20 (e) (m)	786
	Pemex Project Funding Master Trust,
1,508	5.750%, 03/01/18	1,647
2,135	6.625%, 06/15/35	2,323
	Petroleos Mexicanos,
2,690	6.000%, 03/05/20	2,939
330	6.625%, 06/15/35 (e) (m)	359
610	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 01/21/20 (e)	676
		8,730
	Philippines — 0.9%
	Power Sector Assets & Liabilities Management,
1,340	7.250%, 05/27/19 (e) (m)	1,625
810	7.390%, 12/02/24 (e) (m)	984
		2,609
	Russia — 3.2%
1,362	Gazprom International S.A., 7.201%, 02/01/20	1,454
970	Lukoil International Finance B.V., 7.250%, 11/05/19 (e) (m)	1,048
1,150	MTS International Funding Ltd., for Mobile Telesystems OJSC, 8.625%, 06/22/20 (e) (m)	1,302
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
2,830	7.125%, 01/14/14 (e) (m)	3,028
820	9.000%, 06/11/14 (e) (m)	933
1,100	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.125%, 04/30/18	1,235
		9,000
	Thailand — 0.4%
1,159	True Move Co. Ltd., 10.375%, 08/01/14	1,208
	Trinidad & Tobago — 0.1%
447	National Gas Co. of Trinidad & Tobago Ltd., 6.050%, 01/15/36	409
	Turkey — 0.4%
1,170	Akbank TAS, 5.125%, 07/22/15 (e) (m)	1,152
	Ukraine — 1.3%
320	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, 10/04/12	314
1,100	DTEK Finance B.V., 9.500%, 04/28/15 (e) (m)	1,110
1,008	MHP S.A., 10.250%, 04/29/15 (e) (m)	1,028
355	NAK Naftogaz Ukraine, 9.500%, 09/30/14	390
750	Ukreximbank Via Biz Finance PL, 8.375%, 04/27/15	774
		3,616
	United Arab Emirates — 0.5%
1,230	Dubai Electricity & Water Authority, 8.500%, 04/22/15 (e) (m)	1,306
	Total Corporate Bonds (Cost $55,198)	54,179

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 75.3%
	Argentina — 4.8%
2,294	Provincia de Cordoba, 12.375%, 08/17/17 (e) (m)	2,283
	Republic of Argentina,
ARS 6,225	VAR, 0.001%, 12/31/33 (m)	2,071
16,335	VAR, 1.683%, 08/03/12 (m)	3,683
56	SUB, 2.500%, 12/31/38	21
5,799	SUB, 2.500%, 12/31/38	2,189
6,656	3.290%, 12/15/35	659
280	8.280%, 12/31/33	214
74	8.280%, 12/31/33	56
2,735	8.750%, 06/02/17	2,475
		13,651
	Belize — 0.3%
999	Government of Belize, SUB, 6.000%, 02/20/29	839
	Brazil — 12.2%
	Banco Nacional de Desenvolvimento Economico e Social,
1,000	6.369%, 06/16/18 (e) (m)	1,133
2,251	6.500%, 06/10/19 (e) (m)	2,588
	Federal Republic of Brazil,
875	7.875%, 03/07/15	1,061
4,977	8.000%, 01/15/18	5,910
4,851	8.250%, 01/20/34	6,936
1,015	8.750%, 02/04/25	1,457
2,420	8.875%, 04/15/24	3,461
BRL 217	10.000%, 01/01/12 (m)	1,233
BRL 290	10.000%, 01/01/14 (m)	1,606
2,038	12.250%, 03/06/30	3,826
BRL 8,191	12.500%, 01/05/22	5,734
		34,945
	Colombia — 1.0%
	Republic of Colombia,
530	7.375%, 01/27/17	643
320	7.375%, 03/18/19	398
800	7.375%, 09/18/37	1,035
575	11.750%, 02/25/20	894
		2,970
	Costa Rica — 0.2%
390	Republic of Costa Rica, 9.995%, 08/01/20	540
	Croatia — 0.7%
	Republic of Croatia,
810	6.625%, 07/14/20 (e) (m)	896
350	6.625%, 07/14/20 (e)	376
647	6.750%, 11/05/19	723
		1,995
	Dominican Republic — 1.3%
2,065	Citigroup Funding, Inc., CLN, 13.000%, 01/11/13 (linked to Dominican Republic Government Bond, 13.000%, 01/11/13; credit rating B) (e) (f) (i)	2,070
	Government of Dominican Republic,
1,470	9.040%, 01/23/18	1,709
15	9.500%, 09/27/11	16
		3,795
	Ecuador — 0.1%
192	Republic of Ecuador, 9.375%, 12/15/15	173
	Egypt — 0.6%
	Republic of Egypt,
830	5.750%, 04/29/20 (e) (m)	911
780	6.875%, 04/30/40 (e) (m)	874
		1,785
	El Salvador — 0.8%
	Republic of El Salvador,
162	7.650%, 06/15/35	176
670	7.750%, 01/24/23	750
1,130	8.250%, 04/10/32 (e) (m)	1,289
		2,215
	Ghana — 0.9%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,126
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	961
430	Republic of Ghana, 8.500%, 10/04/17	490
		2,577
	Indonesia — 3.7%
374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	365
790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,060
410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+) (e) (f) (i)	544

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   13

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Indonesia — Continued
450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	694
	Republic of Indonesia,
837	6.625%, 02/17/37	1,017
2,580	6.875%, 01/17/18 (e) (m)	3,076
1,162	8.500%, 10/12/35	1,697
1,410	11.625%, 03/04/19	2,154
		10,607
	Iraq — 0.2%
719	Republic of Iraq, 5.800%, 01/15/28	617
	Mexico — 9.8%
	United Mexican States,
1,500	5.125%, 01/15/20	1,630
4,000	5.875%, 02/17/14	4,480
3,640	5.950%, 03/19/19	4,195
3,306	6.050%, 01/11/40 (m)	3,769
875	6.750%, 09/27/34	1,093
1,681	7.500%, 04/08/33	2,248
2,801	8.300%, 08/15/31	4,033
MXN 65,330	10.000%, 12/05/24 (m)	6,516
		27,964
	Panama — 1.8%
	Republic of Panama,
2,530	7.250%, 03/15/15	2,981
715	8.875%, 09/30/27	1,022
840	9.375%, 04/01/29	1,256
		5,259
	Peru — 3.6%
1,878	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	2,140
	Republic of Peru,
PEN 5,510	6.950%, 08/12/31	2,132
1,970	7.350%, 07/21/25	2,531
2,360	8.750%, 11/21/33	3,505
		10,308
	Philippines — 3.6%
	Republic of Philippines,
3,050	6.375%, 10/23/34	3,564
600	7.500%, 09/25/24	783
1,290	7.750%, 01/14/31	1,725
174	8.375%, 06/17/19	230
600	9.500%, 02/02/30	924
1,920	10.625%, 03/16/25	3,082
		10,308
	Qatar — 0.5%
1,216	State of Qatar, 5.250%, 01/20/20	1,338
	Russia — 11.3%
	Russian Federation,
2,000	5.000%, 04/29/20 (e) (m)	2,040
23,979	SUB, 7.500%, 03/31/30	28,475
1,060	12.750%, 06/24/28	1,913
		32,428
	Serbia — 0.1%
192	Republic of Serbia, SUB, 6.750%, 11/01/24	189
	South Africa — 1.9%
	Republic of South Africa,
360	5.500%, 03/09/20 (m)	400
850	5.875%, 05/30/22	971
ZAR 23,825	10.500%, 12/21/26	3,938
		5,309
	Turkey — 8.5%
	Republic of Turkey,
1,130	6.750%, 04/03/18	1,288
1,050	6.875%, 03/17/36	1,168
1,500	7.250%, 03/15/15	1,725
4,475	7.250%, 03/05/38	5,207
2,400	7.500%, 07/14/17	2,844
1,680	7.500%, 11/07/19	2,008
3,660	8.000%, 02/14/34	4,589
TRY 3,375	10.500%, 01/15/20	2,439
TRY 4,100	11.000%, 08/06/14	2,897
		24,165
	Ukraine — 0.3%
	Government of Ukraine,
336	6.580%, 11/21/16	333
410	6.750%, 11/14/17	406
		739
	Uruguay — 1.5%
	Republic of Uruguay,
1,410	7.625%, 03/21/36	1,833
320	PIK, 7.875%, 01/15/33	418
1,659	8.000%, 11/18/22	2,148
		4,399

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Venezuela — 5.6%
8,028	Petroleos de Venezuela S.A., 5.375%, 04/12/27	3,613
	Republic of Venezuela,
7,191	5.750%, 02/26/16	4,825
690	6.000%, 12/09/20	383
422	7.000%, 12/01/18	262
1,956	7.000%, 03/31/38	1,056
7,210	7.650%, 04/21/25	4,236
2,300	9.250%, 05/07/28	1,477
		15,852
	Total Foreign Government Securities (Cost $199,230)	214,967
Supranational — 0.8%
2,030	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $2,098)	2,158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — 1.2%
	U.S. Treasury Notes,
470	1.000%, 08/31/11 (k) (m)	473
2,900	1.250%, 08/31/15 (m)	2,888
	Total U.S. Treasury Obligations (Cost $3,342)	3,361

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
5,959	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l) (m) (Cost $5,959)	5,959
	Total Investments — 98.4% (Cost $265,827)	280,624
	Other Assets in Excess of Liabilities — 1.6%	4,475
	NET ASSETS — 100.0%	$285,099

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   15

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
822,294	EUR
3,900,000	for ILS	Barclays Bank plc	09/15/10	1,022	#	1,042	#	20
1,573,619	EUR
6,470,000	for PLN	Westpac Banking Corp.	09/15/10	2,046		1,994		(52)
1,633,357	EUR
15,500,000	for ZAR	Royal Bank of Scotland	09/15/10	2,097		2,070		(27)
3,900,000	ILS
796,806	for EUR	Barclays Bank plc	09/15/10	1,009		1,022		13
183,234,480	JPY
6,600,000	for PLN	Barclays Bank plc	09/15/10	2,086		2,181		95
3,235,000	PLN
784,215	for EUR	Barclays Bank plc	09/15/10	994		1,023		29
3,235,000	PLN
786,721	for EUR	Royal Bank of Scotland	09/15/10	996		1,022		26
3,300,000	PLN
93,291,660	for JPY	Barclays Bank plc	09/15/10	1,111		1,044		(67)
3,300,000	PLN
93,328,950	for JPY	Royal Bank of Scotland	09/15/10	1,112		1,043		(69)
15,500,000	ZAR
1,596,588	for EUR	Royal Bank of Scotland	09/15/10	2,023		2,097		74
1,082,000,000	CLP	BNP Paribas	09/15/10	2,041		2,150		109
1,082,000,000	CLP	Union Bank of Switzerland AG	09/15/10	2,045		2,151		106
1,450,000	EUR	Union Bank of Switzerland AG	09/27/10	1,767		1,838		71
18,900,000,000	IDR	Westpac Banking Corp.	09/15/10	2,089		2,087		(2)
3,900,000	ILS	Barclays Bank plc	09/15/10	1,007		1,022		15
94,300,000	INR	Citibank, N.A.	09/15/10	2,085		2,001		(84)
3,645,000,000	KRW	BNP Paribas	09/15/10	3,002		3,038		36
3,770,000,000	KRW	Union Bank of Switzerland AG	09/15/10	3,151		3,142		(9)
37,550,000	MXN	Barclays Bank plc	09/15/10	2,890		2,841		(49)
25,900,000	MXN	BNP Paribas	09/15/10	2,038		1,959		(79)
65,950,000	MXN	Citibank, N.A.	09/15/10	5,043		4,989		(54)
33,700,000	MXN	Westpac Banking Corp.	09/15/10	2,600		2,549		(51)
9,040,000	MYR	Citibank, N.A.	09/15/10	2,883		2,878		(5)
95,800,000	PHP	BNP Paribas	09/15/10	2,030		2,109		79
115,700,000	RUB	Citibank, N.A.	09/27/10	3,848		3,745		(103)
3,910,000	SGD	Barclays Bank plc	09/15/10	2,891		2,885		(6)
98,700,000	THB	BNP Paribas	09/15/10	3,053		3,153		100
30,100,000	ZAR	Barclays Bank plc	09/15/10	4,064		4,072		8
				63,023		63,147		124

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,510,000	BRL	BNP Paribas	09/15/10	855	858	(3)
920,000	BRL	Citibank, N.A.	09/15/10	517	522	(5)
1,510,000	BRL	Union Bank of Switzerland AG	09/15/10	851	858	(7)
2,164,000,000	CLP	BNP Paribas	09/15/10	4,144	4,302	(158)
1,450,000	EUR	Citibank, N.A.	09/27/10	1,936	1,838	98
18,900,000,000	IDR	Westpac Banking Corp.	09/15/10	2,006	2,086	(80)
3,900,000	ILS	Barclays Bank plc	09/15/10	1,010	1,022	(12)
94,300,000	INR	Union Bank of Switzerland AG	09/15/10	1,980	2,000	(20)
134,500,000	INR	Union Bank of Switzerland AG	12/15/10	2,817	2,819	(2)
1,822,500,000	KRW	Barclays Bank plc	09/15/10	1,511	1,519	(8)
1,885,000,000	KRW	BNP Paribas	09/15/10	1,576	1,571	5
1,885,000,000	KRW	Credit Suisse International	09/15/10	1,614	1,571	43
1,822,500,000	KRW	Union Bank of Switzerland AG	09/15/10	1,512	1,519	(7)
12,650,000	MXN	BNP Paribas	09/15/10	993	957	36
124,400,000	MXN	Citibank, N.A.	09/15/10	9,673	9,411	262
33,700,000	MXN	Royal Bank of Canada	09/15/10	2,603	2,550	53
25,900,000	MXN	Royal Bank of Scotland	09/15/10	2,024	1,959	65
4,000,000	MXN	Union Bank of Switzerland AG	09/15/10	313	303	10
9,040,000	MYR	BNP Paribas	09/15/10	2,868	2,878	(10)
8,880,000	MYR	BNP Paribas	12/15/10	2,803	2,810	(7)
95,800,000	PHP	Barclays Bank plc	09/15/10	2,094	2,109	(15)
115,700,000	RUB	Union Bank of Switzerland AG	09/27/10	3,699	3,745	(46)
3,910,000	SGD	Barclays Bank plc	09/15/10	2,869	2,884	(15)
98,700,000	THB	Union Bank of Switzerland AG	09/15/10	3,086	3,152	(66)
7,900,000	ZAR	Barclays Bank plc	09/15/10	1,069	1,069	— (h)
7,700,000	ZAR	Citibank, N.A.	09/15/10	998	1,042	(44)
14,500,000	ZAR	Royal Bank of Scotland	09/15/10	1,885	1,962	(77)
14,850,000	ZAR	Barclays Bank plc	12/15/10	1,978	1,980	(2)
14,850,000	ZAR	Societe Generale	12/15/10	1,965	1,979	(14)
				63,249	63,275	(26)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 08/31/10 of the currency being sold, and the value at 08/31/10 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   17

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
45	10 Year U.S. Treasury Note	12/21/10	5,653	11
88	30 Year U.S. Treasury Bond	12/21/10	11,883	86
31	2 Year U.S. Treasury Note	12/31/10	6,793	6
46	5 Year U.S. Treasury Note	12/31/10	5,535	20

	Short Futures Outstanding
(285)	Eurodollar	12/13/10	(70,954)	6
				129

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Republic of Korea, 4.250%, 06/01/13	1.000% quarterly	09/20/15	1.205%	2,600	20	(14)
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07	10.920% semi-annually	11/20/13	1.847	1,750	(550)	—
Russian Federation, 7.500%, 03/31/30	0.475% semi-annually	04/20/12	1.229	530	6	—
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	1.239	790	(36)	—
Deutsche Bank AG, New York:
Russian Federation, 7.500%, 03/31/30	0.495% semi-annually	04/20/12	1.229	350	4	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	8.664	870	88	—
Russian Federation, 7.500%, 03/31/30	0.500% semi-annually	11/20/11	1.085	740	4	—
Russian Federation, 7.500%, 03/31/30	0.530% semi-annually	08/20/11	0.973	660	3	—
Russian Federation, 12.750%, 06/24/28	0.640% semi-annually	09/20/10	0.760	400	(1)	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	8.664	520	53	—
Republic of Korea, 4.250%, 6/1/2013	1.000% quarterly	03/20/15	1.164	3,500	18	50
Republic of Korea, 4.250%, 6/1/2013	1.000% quarterly	03/20/15	1.164	7,000	36	101
					(355)	137

SEE NOTES TO FINANCIAL STATEMENTS.

18   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Credit Default Swaps—Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07*	0.680% semi-annually	08/20/12	1.591%	1,510	(26)	—
Citibank, N.A.:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	8.581	720	(74)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.630% semi-annually	05/20/11	1.131	1,410	(3)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.600% semi-annually	03/20/12	1.474	870	(9)	—
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%, 12/31/33*	1.960% semi-annually	04/20/12	8.380	230	(21)	—
Republic of Argentina, 8.280%, 12/31/33*	2.140% semi-annually	06/20/12	8.581	1,140	(118)	—
Republic of Argentina, 8.280%, 12/31/33*	2.080% semi-annually	07/20/12	8.664	830	(93)	—
Republic of Argentina, 8.280%, 12/31/33*	2.327% semi-annually	07/20/12	8.664	1,450	(155)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.710% semi-annually	08/20/12	1.591	1,090	(18)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.535% semi-annually	03/20/12	1.474	1,510	(18)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.610% semi-annually	03/20/12	1.474	620	(7)	—
Russian Federation, 7.500%, 03/31/30*	0.525% semi-annually	12/20/11	1.121	1,360	(9)	—
Russian Federation, 7.500%, 03/31/30*	0.510% semi-annually	12/20/11	1.121	1,580	(11)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	8.581	1,430	(147)	—
Republic of Argentina, 8.280%, 12/31/33*	3.380% semi-annually	10/20/10	5.965	400	4	—
					(705)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   19

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
41	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.524%, 11/25/35 (m)	40
161	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.514%, 11/25/35 (m)	159
	Total Asset-Backed Securities (Cost $202)	199
Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
129	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.514%, 03/25/36 (m)	70
271	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.577%, 08/19/45 (m)	175
	Total Collateralized Mortgage Obligations (Cost $400)	245
U.S. Treasury Obligations — 98.9%
	U.S. Treasury Inflation Indexed Bonds,
4,265	1.250%, 07/15/20	4,385
4,350	1.750%, 01/15/28	4,774
5,270	2.000%, 01/15/26 (m)	6,343
4,550	2.125%, 02/15/40	5,155
7,550	2.375%, 01/15/25 (m)	10,008
4,375	2.375%, 01/15/27	5,432
4,375	2.500%, 01/15/29	5,213
1,510	3.375%, 04/15/32 (m)	2,495
4,325	3.625%, 04/15/28 (m)	7,791
5,180	3.875%, 04/15/29 (m)	9,515
	U.S. Treasury Inflation Indexed Notes,
3,360	0.500%, 04/15/15	3,444
4,215	0.625%, 04/15/13	4,443
4,281	1.250%, 04/15/14	4,611
4,345	1.375%, 07/15/18	4,630
5,645	1.375%, 01/15/20	5,938
5,535	1.625%, 01/15/15	6,691
4,470	1.625%, 01/15/18	4,978
5,915	1.875%, 07/15/13	7,425
5,190	1.875%, 07/15/15	6,261
4,650	1.875%, 07/15/19	5,177
4,145	2.000%, 04/15/12	4,599
6,715	2.000%, 01/15/14	8,444
5,853	2.000%, 07/15/14	7,265
5,015	2.000%, 01/15/16	5,978
4,065	2.125%, 01/15/19	4,580
4,780	2.375%, 01/15/17	5,759
5,115	2.500%, 07/15/16	6,194
4,085	2.625%, 07/15/17	4,901
6,580	3.000%, 07/15/12 (k)	8,457
1,675	3.375%, 01/15/12	2,154
	Total U.S. Treasury Obligations (Cost $161,340)	173,040

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
949	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $949)	949
	Total Investments —99.7% (Cost $162,891)	174,433
	Other Assets in Excess of Liabilities — 0.3%	478
	NET ASSETS — 100.0%	$174,911

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
30	5 Year U.S. Treasury Note	12/31/10	$3,610	$13
	Short Futures Outstanding
(121)	2 Year U.S. Treasury Note	12/31/10	(26,516)	(7)
				$6

SEE NOTES TO FINANCIAL STATEMENTS.

20   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.9%
14,000	ACE Securities Corp., Series 2005-HE4, Class M1, VAR, 0.764%, 07/25/35	13,487
	Asset Backed Funding Certificates,
2,493	Series 2005-HE2, Class M1, VAR, 0.744%, 06/25/35	2,468
4,050	Series 2005-OPT1, Class A2C, VAR, 0.624%, 07/25/35	3,813
3,915	Asset Backed Securities Corp. Home Equity, Series 2005-HE4, Class M1, VAR, 0.684%, 05/25/35	3,892
4,357	Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,717
1,200	Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.850%, 11/15/13	1,219
2,027	Centex Home Equity, Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	2,008
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 6.744%, 07/25/36	2,901
2,019	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,769
5,092	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	5,112
3,200	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.744%, 07/25/35	2,906
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.834%, 07/25/34	2,794
8,365	Morgan Stanley ABS Capital I, Series 2004-OP1, Class M1, VAR, 0.844%, 11/25/34	6,553
711	New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	711
612	Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.276%, 06/17/13	612
4,355	Park Place Securities, Inc., Series 2005-WHQ3, Class M1, VAR, 0.684%, 06/25/35	3,948
855	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	796
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,544
716	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.314%, 10/25/36	702
22,587	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.624%, 11/25/35	20,676
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,421
	Total Asset-Backed Securities (Cost $86,503)	91,049
Collateralized Mortgage Obligations — 5.3%
	Agency CMO — 0.5%
	Federal Home Loan Mortgage Corp. REMICS,
2,920	Series 2975, Class SJ, IF, IO, 6.374%, 05/15/35	393
803	Series 3171, Class ST, IF, IO, 6.209%, 06/15/36	130
799	Series 3218, Class AS, IF, IO, 6.304%, 09/15/36	114
3,485	Series 3236, Class IS, IF, IO, 6.374%, 11/15/36	497
4,157	Series 3370, Class SH, IF, IO, 6.174%, 10/15/37	614
49,823	Series 3612, Class JI, IO, 4.500%, 05/15/24	4,477
	Federal National Mortgage Association REMICS,
20,979	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	3,705
12,813	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	891
3,524	Series 2004-17, Class DS, IF, IO, 6.886%, 11/25/32	358
760	Series 2004-41, Class SA, IF, IO, 6.886%, 02/25/32	75
13,049	Series 2006-20, Class IG, IF, IO, 6.386%, 04/25/36	1,554
43,021	Series 2006-43, Class SD, IF, IO, 6.336%, 06/25/36	6,869
4,132	Series 2006-69, Class KI, IF, IO, 7.036%, 08/25/36	542
32,666	Series 2007 - 55, Class S, IF, IO, 6.496%, 06/25/37	4,453
9,595	Series 2007-109, Class GI, IF, IO, 5.806%, 12/25/37	1,193
19,715	Series 2008-17, Class KS, IF, IO, 6.086%, 11/25/37	2,252
16,848	Series 2008-61, Class S, IF, IO, 5.836%, 07/25/38	2,658
48,030	Series 2008-71, Class SB, IF, IO, 6.221%, 10/25/29	3,017
38,257	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	5,269
	Federal National Mortgage Association STRIPS,
7,429	Series 366, Class 18, IO, 4.000%, 10/01/35	666
8,658	Series 377, Class 2, IO, 5.000%, 10/01/36	1,242
14,990	Series 379, Class 2, IO, 5.500%, 05/01/37	1,979
34,486	Series 390, Class C7, IO, 4.000%, 07/25/23	3,408
53,589	Series 390, Class C8, IO, 4.500%, 07/25/23	5,894
		52,250
	Non-Agency CMO — 4.8%
	American Home Mortgage Assets,
18,642	Series 2006-2, Class 1A1, VAR, 1.346%, 09/25/46	10,112

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   21

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,110	Series 2006-2, Class 2A1, VAR, 0.454%, 09/25/46	2,240
	Banc of America Alternative Loan Trust,
13,671	Series 2004-1, Class 1A1, 6.000%, 02/25/34	14,190
6,386	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	6,355
5,372	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,908
8,156	Series 2006-4, Class 2A1, 6.000%, 05/25/21	7,583
	Banc of America Funding Corp.,
5,487	Series 2006-1, Class 2A1, 5.500%, 01/25/36	5,240
11,061	Series 2006-3, Class 4A19, 5.750%, 03/25/36	10,583
	Banc of America Mortgage Securities, Inc.,
2,966	Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,852
13,037	Series 2005-11, Class 2A1, 5.250%, 12/25/20	12,776
21,523	Series 2007-3, Class 1A1, 6.000%, 09/25/37	19,195
2,560	Citicorp Mortgage Securities, Inc., Series 2007-2, Class 1A5, 5.750%, 02/25/37	2,524
2,440	Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	2,389
	CitiMortgage Alternative Loan Trust,
14,778	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	12,146
10,278	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	8,334
16,192	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	12,102
	Countrywide Alternative Loan Trust,
3,194	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	3,301
5,580	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	5,329
9,384	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,749
4,911	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	4,694
30,176	Series 2005-70CB, Class A5, 5.500%, 12/25/35	28,362
4,157	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	4,001
13,380	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	13,389
8,090	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	7,057
5,379	Series 2006-19CB, Class A15, 6.000%, 08/25/36	4,232
5,643	Series 2006-24CB, Class A1, 6.000%, 06/25/36	4,858
10,397	Series 2006-24CB, Class A23, 6.000%, 06/25/36	7,334
2,025	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,353
6,875	Series 2006-31CB, Class A3, 6.000%, 11/25/36	5,556
2,236	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,885
1,705	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	1,537
2,563	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,677
	Countrywide Home Loan Mortgage Pass Through Trust,
3,911	Series 2005-10, Class A1, 5.500%, 05/25/35	3,738
7,781	Series 2005-20, Class A7, 5.250%, 12/25/27	6,953
3,401	Series 2005-21, Class A2, 5.500%, 10/25/35	3,216
	Countrywide Home Loan Mortgage Pass-Through Trust,
123	Series 2006-10, Class 1A10, 5.850%, 05/25/36	122
12,502	Series 2006-15, Class A1, 6.250%, 10/25/36	11,298
4,660	Series 2006-20, Class 1A36, 5.750%, 02/25/37	4,115
16,463	Series 2007-16, Class A1, 6.500%, 10/25/37	14,777
23,859	Series 2007-17, Class 1A1, 6.000%, 10/25/37	20,591
5,604	CS First Boston Mortgage Securities Corp., Series 2003-AR24, Class 2A4, VAR, 2.818%, 10/25/33	5,158
7,359	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	6,393
11,914	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	10,885
5,987	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.574%, 10/25/45	3,270
3,401	GSR Mortgage Loan Trust, Series 2006-9F, Class 7A1, 4.500%, 07/25/21	3,250
18,102	Lehman Mortgage Trust, Series 2005-1, Class 7A1, 5.500%, 11/25/20	18,413
8,187	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	7,166
4,259	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	3,906
	Residential Accredit Loans, Inc.,
9,368	Series 2003-QS20, Class CB, 5.000%, 11/25/18	9,711
2,246	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,989
2,816	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	2,486

SEE NOTES TO FINANCIAL STATEMENTS.

22   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Residential Funding Mortgage Securities I,
8,253	Series 2005-SA2, Class 2A2, VAR, 3.075%, 06/25/35	6,220
13,768	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	12,144
3,888	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 05/25/35	3,759
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,048	Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,919
2,976	Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,392
33,648	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	25,333
	Wells Fargo Mortgage Backed Securities Trust,
18,084	Series 2006-1, Class A3, 5.000%, 03/25/21	17,966
2,245	Series 2006-11, Class A13, 6.000%, 09/25/36	2,071
4,487	Series 2006-11, Class A8, 6.000%, 09/25/36	4,027
8,136	Series 2007-3, Class 3A1, 5.500%, 04/25/22	8,197
10,910	Series 2007-5, Class 2A3, 5.500%, 05/25/22	10,551
2,249	Series 2007-11, Class A85, 6.000%, 08/25/37	2,066
1,342	Series 2007-11, Class A96, 6.000%, 08/25/37	1,192
		471,117
	Total Collateralized Mortgage Obligations (Cost $498,510)	523,367
Commercial Mortgage-Backed Securities — 0.0% (g)
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,939
1,468	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	1,509
	Total Commercial Mortgage-Backed Securities (Cost $3,689)	4,448
Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 07/13/15 (f) (Cost $1,860)	1,860
Corporate Bonds — 28.2%
	Consumer Discretionary — 7.3%
	Auto Components — 0.2%
11,050	Affinia Group Holdings, Inc., 9.000%, 11/30/14	11,326
	Goodyear Tire & Rubber Co. (The),
3,290	8.250%, 08/15/20	3,368
390	8.625%, 12/01/11	408
780	8.750%, 08/15/20	825
1,480	9.000%, 07/01/15	1,550
295	10.500%, 05/15/16	327
	Lear Corp.,
845	7.875%, 03/15/18	875
960	8.125%, 03/15/20	996
	TRW Automotive, Inc.,
760	7.000%, 03/15/14 (e)	783
2,175	7.250%, 03/15/17 (e)	2,224
2,150	United Components, Inc., 9.375%, 06/15/13	2,177
		24,859
	Automobiles — 0.6%
12,600	Ford Holdings LLC, 9.300%, 03/01/30	13,230
	Ford Motor Co.,
1,000	7.400%, 11/01/46	855
325	7.500%, 08/01/26	303
750	8.900%, 01/15/32	761
1,900	9.980%, 02/15/47	2,071
	Motors Liquidation Co.,
175	1.500%, 06/01/49	1,273
1,533	5.250%, 03/06/32	11,259
1,545	6.250%, 07/15/33	11,451
170	7.250%, 04/15/41 (m)	1,208
505	7.250%, 07/15/41	3,593
687	7.250%, 02/15/52 (m)	4,887
581	7.375%, 05/15/48	4,134
51	7.375%, 10/01/51 (m)	364
1,735	Oshkosh Corp., 8.250%, 03/01/17	1,826
		57,215
	Broadcasting & Cable TV — 0.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,895	7.875%, 04/30/18 (e)	2,996
3,590	8.125%, 04/30/20 (e)	3,779
12,045	DISH DBS Corp., 7.125%, 02/01/16	12,316
6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	6,695
		25,786
	Distributors — 0.1%
2,670	American Tire Distributors, Inc., 9.750%, 06/01/17 (e)	2,790
	KAR Auction Services, Inc.,
2,077	8.750%, 05/01/14	2,134
9	10.000%, 05/01/15	9
6,300	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	5,560
		10,493

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   23

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Consumer Services — 0.1%
	Service Corp. International,
5,302	6.750%, 04/01/15	5,527
1,735	7.000%, 06/15/17	1,796
2,360	7.375%, 10/01/14	2,566
2,000	Stewart Enterprises, Inc., 3.125%, 07/15/14	1,815
		11,704
	Hotels, Restaurants & Leisure — 2.1%
2,800	Boyd Gaming Corp., 7.125%, 02/01/16	2,352
	Chukchansi Economic Development Authority,
18,185	8.000%, 11/15/13 (e)	10,547
750	VAR, 4.123%, 11/15/12 (e)	428
5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,690
1,680	Games Merger Corp., 11.000%, 06/01/18 (e)	1,764
	Harrah’s Operating Co., Inc.,
53,825	10.000%, 12/15/18	41,983
11,995	11.250%, 06/01/17	12,835
	Host Hotels & Resorts LP,
3,030	6.375%, 03/15/15	3,045
2,475	6.750%, 06/01/16	2,512
1,715	9.000%, 05/15/17	1,887
18,744	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	16,167
7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,325
	Marina District Finance Co., Inc.,
1,175	9.500%, 10/15/15 (e)	1,166
3,175	9.875%, 08/15/18 (e)	3,167
2,000	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,348
	MGM Resorts International,
11,715	5.875%, 02/27/14	9,255
10,090	6.625%, 07/15/15	7,983
1,500	6.750%, 04/01/13	1,309
8,810	7.500%, 06/01/16	6,916
2,125	7.625%, 01/15/17	1,668
7,065	9.000%, 03/15/20 (e)	7,330
2,815	11.125%, 11/15/17	3,146
12,663	Peninsula Gaming LLC, 10.750%, 08/15/17	13,296
3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	3,518
	Royal Caribbean Cruises Ltd., (Liberia),
371	6.875%, 12/01/13	378
2,980	7.000%, 06/15/13	3,043
3,268	7.250%, 06/15/16	3,292
3,327	11.875%, 07/15/15	3,918
110	Sheraton Holding Corp., 7.375%, 11/15/15	119
15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	11,476
	Starwood Hotels & Resorts Worldwide, Inc.,
1,925	6.750%, 05/15/18	2,036
1,765	7.875%, 10/15/14	1,950
	Travelport LLC,
1,400	9.000%, 03/01/16 (e)	1,386
1,690	9.875%, 09/01/14	1,728
540	11.875%, 09/01/16	571
6,760	Vail Resorts, Inc., 6.750%, 02/15/14	6,802
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,130	7.750%, 08/15/20 (e)	1,141
565	7.875%, 11/01/17 (e)	580
1,560	7.875%, 05/01/20 (e)	1,576
		207,633
	Household Durables — 0.5%
5,125	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	5,151
4,125	Ames True Temper, Inc., VAR, 4.526%, 01/15/12	4,115
17,319	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	16,799
3,000	Libbey Glass, Inc., 10.000%, 02/15/15 (e)	3,188
	Sealy Mattress Co.,
5,785	8.250%, 06/15/14	5,785
2,794	10.875%, 04/15/16 (e)	3,115
10,335	Simmons Bedding Co., 11.250%, 07/15/15 (e)	11,084
		49,237
	Leisure Equipment & Products — 0.1%
5,275	Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,578
2,220	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,159
		7,737
	Media — 2.0%
2,900	CBS Corp., 8.200%, 05/15/14	3,462
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	356
6,240	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	6,365
850	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	895
	Clear Channel Worldwide Holdings, Inc.,
1,305	9.250%, 12/15/17	1,354
7,715	9.250%, 12/15/17	8,091

SEE NOTES TO FINANCIAL STATEMENTS.

24   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
630	6.375%, 06/15/15	652
2,280	7.625%, 05/15/16	2,514
	DISH DBS Corp.,
7,310	7.750%, 05/31/15	7,639
6,720	7.875%, 09/01/19	7,006
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,430	8.500%, 11/01/19 (e)	2,570
10,035	9.500%, 06/15/16	10,700
6,860	11.250%, 06/15/16	7,383
	Intelsat Luxembourg S.A., (Luxembourg),
20,000	11.250%, 02/04/17	20,700
25,420	PIK, 11.500%, 02/04/17	26,183
10	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	10
3,750	Interactive Data Corp., 10.250%, 08/01/18 (e)	3,881
1,800	News America, Inc., 6.900%, 08/15/39	2,157
1,810	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	1,839
4,375	Nielsen Finance LLC/Nielsen Finance Co., SUB, 08/01/16	4,337
	Quebecor Media, Inc., (Canada),
10,560	7.750%, 03/15/16	10,771
	Telesat Canada/Telesat LLC, (Canada),
6,886	11.000%, 11/01/15	7,799
7,500	12.500%, 11/01/17	8,756
6,054	Valassis Communications, Inc., 8.250%, 03/01/15	6,311
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,105
503	6.875%, 01/15/14	506
	Virgin Media Finance plc, (United Kingdom),
1,715	8.375%, 10/15/19	1,869
1,175	9.500%, 08/15/16	1,316
	WMG Acquisition Corp.,
4,000	7.375%, 04/15/14	3,660
3,050	9.500%, 06/15/16	3,187
15,953	WMG Holdings Corp., SUB, 9.500%, 12/15/14	15,155
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	18,380
		197,909
	Multiline Retail — 0.2%
2,765	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	2,572
590	Couche-Tard U.S. LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	600
1,725	HSN, Inc., 11.250%, 08/01/16	1,958
2,105	JC Penney Corp., Inc., 7.950%, 04/01/17	2,337
2,680	Macy’s Retail Holdings, Inc., 8.375%, 07/15/15	3,028
2,972	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	3,009
6,155	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	4,616
		18,120
	Specialty Retail — 1.0%
1,297	Burlington Coat Factory Investment Holdings, Inc., SUB, 14.500%, 10/15/14	1,378
6,825	Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	7,064
5,050	General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	4,829
2,290	Hillman Group, Inc., 10.875%, 06/01/18 (e)	2,407
	Michael’s Stores, Inc.,
8,000	11.375%, 11/01/16	8,580
36,685	SUB, 11/01/16	34,484
3,430	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	3,087
	Nebraska Book Co., Inc.,
18,720	8.625%, 03/15/12	17,597
1,018	10.000%, 12/01/11	1,023
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,270
3,465	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,638
7,700	Toys R U.S., Inc., 7.875%, 04/15/13	7,970
		95,327
	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,455	8.000%, 12/15/16	1,515
3,110	VAR, 4.121%, 12/15/14	2,955
980	Levi Strauss & Co., 8.875%, 04/01/16	1,031
5,344	Quiksilver, Inc., 6.875%, 04/15/15	4,943
		10,444
	Total Consumer Discretionary	716,464
	Consumer Staples — 1.6%
	Beverages — 0.1%
	Constellation Brands, Inc.,
4,605	7.250%, 09/01/16	4,824
3,330	8.375%, 12/15/14	3,621
1,055	Cott Beverages USA, Inc., 8.125%, 09/01/18 (e)	1,085
		9,530

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   25

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food & Staples Retailing — 0.5%
	Rite Aid Corp.,
13,970	7.500%, 03/01/17	12,625
3,130	8.000%, 08/15/20 (e)	3,111
31,455	9.500%, 06/15/17	24,928
8,920	SUPERVALU, Inc., 8.000%, 05/01/16	8,942
		49,606
	Food Products — 0.4%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,063
2,730	Bumble Bee Foods LLC, 7.750%, 12/15/15 (e)	2,887
	Chiquita Brands International, Inc.,
4,000	7.500%, 11/01/14	3,975
8,750	8.875%, 12/01/15	8,859
740	Del Monte Corp., 7.500%, 10/15/19	784
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,625
870	13.875%, 03/15/14	1,046
1,567	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,796
1,055	Michael Foods, Inc., 9.750%, 07/15/18 (e)	1,108
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
1,715	9.250%, 04/01/15 (e)	1,760
	Smithfield Foods, Inc.,
4,945	7.750%, 05/15/13	4,970
6,000	7.750%, 07/01/17	5,835
105	10.000%, 07/15/14 (e)	117
		37,825
	Household Products — 0.6%
3,550	Central Garden and Pet Co., 8.250%, 03/01/18	3,577
3,910	Diversey, Inc., 8.250%, 11/15/19	4,047
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,355
6,405	8.000%, 05/01/16	6,765
	Spectrum Brands Holdings, Inc.,
2,985	9.500%, 06/15/18 (e)	3,142
28,481	PIK, 12.000%, 08/28/19	30,546
	Visant Holding Corp.,
2,246	8.750%, 12/01/13	2,291
3,860	SUB, 10.250%, 12/01/13	3,937
	Yankee Acquisition Corp.,
1,575	8.500%, 02/15/15	1,595
1,505	9.750%, 02/15/17	1,535
		58,790
	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,783
	Total Consumer Staples	160,534
	Energy — 1.6%
	Energy Equipment & Services — 0.4%
1,510	Bristow Group, Inc., 6.125%, 06/15/13	1,518
1,625	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,483
4,750	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18	4,655
7,375	Global Geophysical Services, Inc., 10.500%, 05/01/17 (e)	7,301
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,367
3,500	Key Energy Services, Inc., 8.375%, 12/01/14	3,614
1,610	Parker Drilling Co., 9.125%, 04/01/18 (e)	1,610
2,500	PHI, Inc., 7.125%, 04/15/13	2,409
	Pride International, Inc.,
665	6.875%, 08/15/20	698
4,485	8.500%, 06/15/19	5,079
6,400	Sevan Marine ASA, (Norway), 12.000%, 08/10/15 (e)	6,496
		41,230
	Oil, Gas & Consumable Fuels — 1.2%
6,277	Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	6,151
27,360	Anadarko Petroleum Corp., 6.375%, 09/15/17	27,073
670	Arch Coal, Inc., 7.250%, 10/01/20	680
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
5,555	10.750%, 02/01/18	6,124
1,435	12.125%, 08/01/17	1,649
	Chesapeake Energy Corp.,
1,820	6.500%, 08/15/17	1,847
1,670	6.625%, 08/15/20	1,676
2,820	6.875%, 08/15/18	2,877
50	7.250%, 12/15/18	52
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	4,676
	Consol Energy, Inc.,
1,080	8.000%, 04/01/17 (e)	1,140
790	8.250%, 04/01/20 (e)	838
	Denbury Resources, Inc.,
800	7.500%, 04/01/13	811
3,260	9.750%, 03/01/16	3,594

SEE NOTES TO FINANCIAL STATEMENTS.

26   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	El Paso Corp.,
1,420	6.875%, 06/15/14	1,503
440	7.000%, 06/15/17	465
325	7.250%, 06/01/18	348
5,160	8.250%, 02/15/16	5,624
	Forest Oil Corp.,
1,030	7.250%, 06/15/19	1,032
2,660	8.500%, 02/15/14	2,826
	Inergy LP/Inergy Finance Corp.,
635	6.875%, 12/15/14	638
1,205	8.250%, 03/01/16	1,264
2,675	8.750%, 03/01/15	2,849
1,885	Linn Energy LLC, 9.875%, 07/01/18	2,064
	Linn Energy LLC/Linn Energy Finance Corp.,
2,010	8.625%, 04/15/20 (e)	2,121
315	11.750%, 05/15/17	359
4,905	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	4,954
	OPTI Canada, Inc., (Canada),
2,210	8.250%, 12/15/14	1,724
1,290	9.000%, 12/15/12 (e)	1,293
1,255	9.750%, 08/15/13 (e)	1,239
	Petrohawk Energy Corp.,
1,855	7.250%, 08/15/18 (e)	1,841
4,100	7.875%, 06/01/15	4,254
2,265	10.500%, 08/01/14	2,531
	Plains Exploration & Production Co.,
2,045	7.000%, 03/15/17	2,009
555	7.750%, 06/15/15	563
2,000	Quicksilver Resources, Inc., 11.750%, 01/01/16	2,300
2,430	Range Resources Corp., 7.500%, 05/15/16	2,527
	SandRidge Energy, Inc.,
585	9.875%, 05/15/16 (e)	582
2,535	PIK, 8.625%, 04/01/15	2,424
	Western Refining, Inc.,
6,500	11.250%, 06/15/17 (e)	5,915
3,500	VAR, 10.750%, 06/15/14 (e)	3,185
		117,622
	Total Energy	158,852
	Financials — 4.7%
	Capital Markets — 0.5%
1,732	Credit Suisse, (Switzerland), VAR, 1.066%, 05/15/17 (x)	1,212
10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,832
35,600	Morgan Stanley, 4.000%, 07/24/15	35,765
2,720	SSI Investments II/SSI Co.-Issuer LLC, 11.125%, 06/01/18 (e)	2,843
		50,652
	Commercial Banks — 1.0%
	Barclays Bank plc, (United Kingdom),
13,215	VAR, 5.926%, 12/15/16 (e) (x)	11,563
17,850	VAR, 7.434%, 12/15/17 (e) (x)	17,672
2,700	Comerica Bank, VAR, 0.479%, 08/24/11 (m)	2,688
33,700	Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (x)	28,645
16,500	Discover Bank, 8.700%, 11/18/19	19,485
15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	16,335
3,172	Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	2,688
		99,076
	Consumer Finance — 0.8%
16,114	ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	13,576
	Ford Motor Credit Co. LLC,
1,145	6.625%, 08/15/17	1,164
7,120	7.000%, 04/15/15	7,353
12,300	8.000%, 12/15/16	13,357
9,810	8.700%, 10/01/14	10,711
21,225	GMAC, Inc., 6.750%, 12/01/14	21,066
	International Lease Finance Corp.,
2,255	7.125%, 09/01/18 (e)	2,306
7,340	8.625%, 09/15/15 (e)	7,386
3,830	8.750%, 03/15/17 (e)	3,863
		80,782
	Diversified Financial Services — 1.1%
	CIT Group, Inc.,
189	7.000%, 05/01/14	184
10,829	7.000%, 05/01/15	10,410
25,515	7.000%, 05/01/16	24,239
441	7.000%, 05/01/17	415
10,830	CNG Holdings, Inc., 12.250%, 02/15/15 (e)	11,317
1,000	Deluxe Corp., 7.375%, 06/01/15	1,015
4,100	General Electric Capital Corp., VAR, 0.446%, 08/15/11 (m)	4,103
11,300	ILFC E-Capital Trust I, VAR, 5.900%, 12/21/65 (e)	7,091
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	10,718
3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,312

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   27

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
2,470	LBI Escrow Corp., 8.000%, 11/01/17 (e)	2,652
5,820	SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	5,136
3,911	UCI Holdco, Inc., PIK, 8.537%, 12/15/13	3,833
12,000	Universal City Development Partners Ltd., 10.875%, 11/15/16 (e)	12,810
13,500	ZFS Finance USA Trust III, VAR, 1.687%, 12/15/65 (e)	12,690
		109,925
	Insurance — 1.3%
5,700	Genworth Financial, Inc., 7.700%, 06/15/20	5,882
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,471
2,600	Hartford Life Institutional Funding, VAR, 0.696%, 08/15/13 (e)	2,506
23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	22,226
	Liberty Mutual Group, Inc.,
9,540	7.800%, 03/15/37 (e)	8,395
23,485	VAR, 10.750%, 06/15/58 (e)	26,127
2,400	MetLife Capital Trust X, VAR, 9.250%, 04/08/38 (e)	2,760
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,807
2,400	5.125%, 04/10/13 (e)	2,614
1,400	5.200%, 09/18/13 (e)	1,537
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	1,936
13,100	9.375%, 08/15/39 (e)	15,913
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,769
4,000	VAR, 0.667%, 06/26/12 (e)	3,962
	USI Holdings Corp.,
12,164	9.750%, 05/15/15 (e)	11,586
7,575	VAR, 4.251%, 11/15/14 (e) (f) (i)	6,420
		121,911
	Real Estate Management & Development — 0.0% (g)
2,460	Realogy Corp., 10.500%, 04/15/14	2,005
	Total Financials	464,351
	Health Care — 1.8%
	Commercial Services & Supplies — 0.2%
14,878	Catalent Pharma Solutions, Inc., PIK, 10.250%, 04/15/15	14,859
	Health Care Equipment & Supplies — 0.2%
13,925	Biomet, Inc., PIK, 11.125%, 10/15/17	15,143
1,935	Cooper Cos., Inc. (The), 7.125%, 02/15/15	1,940
4,460	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	4,778
		21,861
	Health Care Providers & Services — 1.1%
4,700	Bausch & Lomb, Inc., 9.875%, 11/01/15	4,876
5,605	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	5,815
2,385	DaVita, Inc., 7.250%, 03/15/15	2,465
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,193
2,816	6.375%, 01/15/15	2,753
11,845	9.250%, 11/15/16	12,704
18,608	PIK, 10.375%, 11/15/16	19,980
5,635	Health Management Associates, Inc., 6.125%, 04/15/16	5,459
6,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	6,935
9,575	OnCure Holdings, Inc., 11.750%, 05/15/17 (e)	8,929
4,390	Radiation Therapy Services, Inc., 9.875%, 04/15/17 (e)	4,291
10,980	Select Medical Corp., 7.625%, 02/01/15	10,349
2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,534
	Tenet Healthcare Corp.,
1,620	8.875%, 07/01/19	1,752
4,715	9.250%, 02/01/15	4,927
1,570	10.000%, 05/01/18	1,766
	United Surgical Partners International, Inc.,
1,525	8.875%, 05/01/17	1,563
3,160	PIK, 10.000%, 05/01/17	3,243
6,015	US Oncology, Inc., 9.125%, 08/15/17	6,226
		108,760
	Pharmaceuticals — 0.3%
	Elan Finance plc/Elan Finance Corp., (Ireland),
11,800	8.750%, 10/15/16 (e)	11,446
5,500	8.750%, 10/15/16 (e)	5,308
2,855	VAR, 4.376%, 11/15/11	2,851
	Mylan, Inc.,
715	7.625%, 07/15/17 (e)	738
4,630	7.875%, 07/15/20 (e)	4,827
		25,170
	Total Health Care	170,650
	Industrials — 3.9%
	Aerospace & Defense — 0.2%
5,360	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,387

SEE NOTES TO FINANCIAL STATEMENTS.

28   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Aerospace & Defense — Continued
6,100	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	4,346
205	Esterline Technologies Corp., 7.000%, 08/01/20 (e)	208
	L-3 Communications Corp.,
1,600	5.875%, 01/15/15	1,630
2,060	6.375%, 10/15/15	2,109
3,355	Sequa Corp., 11.750%, 12/01/15 (e)	3,456
2,790	Spirit Aerosystems, Inc., 7.500%, 10/01/17	2,867
	Triumph Group, Inc.,
745	8.000%, 11/15/17	751
1,285	8.625%, 07/15/18 (e)	1,362
		22,116
	Airlines — 0.8%
	American Airlines Pass Through Trust 2001-01,
3,726	6.977%, 05/23/21	3,148
3,038	7.377%, 05/23/19	2,689
986	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,124
	American Airlines, Inc.,
2,100	10.500%, 10/15/12 (e)	2,231
869	13.000%, 08/01/16	995
16,062	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	15,259
14,949	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	14,987
8,799	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,623
5,258	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,153
	Delta Air Lines, Inc.,
7,377	7.750%, 12/17/19	7,967
3,657	8.954%, 08/10/14	3,726
	Northwest Airlines, Inc.,
9,931	7.027%, 11/01/19	9,781
469	8.028%, 11/01/17	474
	United Air Lines, Inc.,
2,144	10.400%, 11/01/16	2,380
1,260	12.000%, 01/15/16 (e)	1,371
		79,908
	Building Products — 0.1%
1,720	Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16	1,823
3,075	Building Materials Corp of America, 6.875%, 08/15/18 (e)	2,990
8,790	Masco Corp., 7.125%, 03/15/20	8,908
		13,721
	Commercial Services & Supplies — 0.8%
	ACCO Brands Corp.,
2,740	7.625%, 08/15/15	2,617
4,670	10.625%, 03/15/15	5,137
1,560	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18 (e)	1,580
EUR 3,750	Catalent Pharma Solutions, Inc., 9.750%, 04/15/17	4,253
	Cenveo Corp.,
1,250	8.875%, 02/01/18	1,191
3,108	10.500%, 08/15/16 (e)	3,104
	Corrections Corp. of America,
520	6.250%, 03/15/13	525
3,042	6.750%, 01/31/14	3,111
1,415	7.750%, 06/01/17	1,503
4,320	Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	4,450
2,625	GWR Operating Partnership LLP, 10.875%, 04/01/17 (e)	2,605
	Iron Mountain, Inc.,
1,203	6.625%, 01/01/16	1,203
3,065	8.375%, 08/15/21	3,256
5,175	8.750%, 07/15/18	5,460
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d) (f)	154
2,650	6.500%, 08/01/27 (d) (f)	159
1,050	9.750%, 01/15/15 (d) (f)	63
25,000	RR Donnelley & Sons Co., 7.625%, 06/15/20	25,822
6,345	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,646
		72,839
	Construction & Engineering — 0.1%
1,015	Esco Corp., 8.625%, 12/15/13 (e)	1,036
7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	6,965
		8,001
	Electrical Equipment — 0.2%
11,600	Da-Lite Screen Co., Inc., 12.500%, 04/01/15	11,716
4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	5,081
		16,797
	Environmental Control — 0.0% (g)
1,485	Clean Harbors, Inc., 7.625%, 08/15/16	1,522
	Industrial Conglomerates — 0.7%
2,415	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,490
13,150	FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	12,953

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   29

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Industrial Conglomerates — Continued
	Harland Clarke Holdings Corp.,
7,150	9.500%, 05/15/15	6,811
21,254	VAR, 6.000%, 05/15/15	17,853
16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	15,932
8,280	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,342
		64,381
	Industrial Machinery — 0.1%
1,960	Baldor Electric Co., 8.625%, 02/15/17	2,073
2,705	General Cable Corp., 7.125%, 04/01/17	2,725
1,030	Mueller Water Products, Inc., 8.750%, 09/01/20 (e)	1,035
		5,833
	Machinery — 0.1%
	Case New Holland, Inc.,
3,810	7.750%, 09/01/13	4,001
2,595	7.875%, 12/01/17 (e)	2,731
1,900	Manitowoc Co., Inc. (The), 9.500%, 02/15/18	1,952
	Terex Corp.,
2,435	8.000%, 11/15/17	2,326
2,175	10.875%, 06/01/16	2,403
		13,413
	Marine — 0.0% (g)
2,363	General Maritime Corp., 12.000%, 11/15/17	2,499
	Road & Rail — 0.8%
3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,198
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,835	7.750%, 05/15/16	3,711
2,225	9.625%, 03/15/18	2,325
	Hertz Corp. (The),
3,705	8.875%, 01/01/14	3,807
11,220	10.500%, 01/01/16	11,949
3,538	RailAmerica, Inc., 9.250%, 07/01/17	3,839
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
35,867	9.500%, 12/01/14	36,584
7,250	10.250%, 11/15/19	7,540
	United Rentals North America, Inc.,
3,025	9.250%, 12/15/19	3,214
2,365	10.875%, 06/15/16	2,625
		78,792
	Trading Companies & Distributors — 0.0% (g)
2,340	Interline Brands, Inc., 8.125%, 06/15/14	2,381
	Total Industrials	382,203
	Information Technology — 1.7%
	Communications Equipment — 0.4%
1,405	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	949
	Avaya, Inc.,
38,650	9.750%, 11/01/15	36,621
2,198	PIK, 10.875%, 11/01/15	2,077
		39,647
	Electronic Equipment, Instruments & Components — 0.4%
4,590	Aeroflex, Inc., 11.750%, 02/15/15	4,906
90	Belden, Inc., 9.250%, 06/15/19 (e)	97
2,415	Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	2,451
5,250	Intcomex, Inc., 13.250%, 12/15/14 (e)	5,552
590	Jabil Circuit, Inc., 7.750%, 07/15/16	636
	NXP B.V./NXP Funding LLC, (Netherlands),
7,453	7.875%, 10/15/14	7,490
2,670	9.500%, 10/15/15	2,596
7,725	9.750%, 08/01/18 (e)	7,957
2,755	VAR, 3.276%, 10/15/13	2,576
	Sanmina-SCI Corp.,
3,417	6.750%, 03/01/13	3,383
1,765	8.125%, 03/01/16	1,778
		39,422
	Internet Software & Services — 0.0% (g)
2,495	GXS Worldwide, Inc., 9.750%, 06/15/15 (e)	2,395
	IT Services — 0.5%
	Fidelity National Information Services, Inc.,
1,795	7.625%, 07/15/17 (e)	1,871
395	7.875%, 07/15/20 (e)	415
	First Data Corp.,
3,080	8.875%, 08/15/20 (e)	3,088
13,685	9.875%, 09/24/15	10,400
2,000	11.250%, 03/31/16	1,315
7,705	PIK, 10.550%, 09/24/15	5,798
8,000	Stratus Technologies, Inc., 12.000%, 03/29/15 (e)	6,960
400	Stream Global Services, Inc., 11.250%, 10/01/14	396
14,795	SunGard Data Systems, Inc., 10.250%, 08/15/15	15,535
		45,778
	Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology, Inc.,
2,080	7.375%, 05/01/18 (e)	2,075
2,115	9.250%, 06/01/16	2,236

SEE NOTES TO FINANCIAL STATEMENTS.

30   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
	Freescale Semiconductor, Inc.,
10,375	9.250%, 04/15/18 (e)	10,401
14,665	10.125%, 03/15/18 (e)	15,105
4,060	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18 (e)	4,192
		34,009
	Software — 0.1%
1,060	Aspect Software, Inc., 10.625%, 05/15/17 (e)	1,088
2,085	JDA Software Group, Inc., 8.000%, 12/15/14 (e)	2,173
1,795	Mantech International Corp., 7.250%, 04/15/18	1,831
		5,092
	Total Information Technology	166,343
	Materials — 2.5%
	Chemicals — 0.5%
2,540	Ashland, Inc., 9.125%, 06/01/17	2,902
805	Chemtura Corp., 7.875%, 09/01/18 (e)	822
	Huntsman International LLC,
4,205	5.500%, 06/30/16	3,958
1,475	7.375%, 01/01/15	1,438
2,610	8.625%, 03/15/20 (e)	2,587
7,575	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	7,660
16,160	Lyondell Chemical Co., 11.000%, 05/01/18	17,554
855	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	881
6,602	PolyOne Corp., 8.875%, 05/01/12	7,014
4,675	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	3,974
1,836	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,891
1,315	Solutia, Inc., 8.750%, 11/01/17	1,407
747	Westlake Chemical Corp., 6.625%, 01/15/16	750
		52,838
	Containers & Packaging — 0.9%
	Berry Plastics Corp.,
23,000	8.875%, 09/15/14	21,907
15,950	9.500%, 05/15/18 (e)	14,674
1,029	10.250%, 03/01/16	924
3,560	BWAY Holding Co., 10.000%, 06/15/18 (e)	3,774
9,410	Constar International, Inc., VAR, 3.751%, 02/15/12	7,998
	Crown Americas LLC/Crown Americas Capital Corp.,
1,345	7.625%, 05/15/17	1,436
2,665	7.750%, 11/15/15	2,765
	Graham Packaging Co. LP/GPC Capital Corp. I,
3,945	8.250%, 01/01/17 (e)	3,896
4,470	9.875%, 10/15/14	4,548
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	715
2,375	Packaging Dynamics Finance Corp., 10.000%, 05/01/16 (e)	2,179
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,767
6,870	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.500%, 05/15/18 (e)	6,595
15,745	Solo Cup Co., 8.500%, 02/15/14	13,305
2,565	Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	2,594
		89,077
	Metals & Mining — 0.3%
6,095	Arch Coal, Inc., 8.750%, 08/01/16	6,598
1,275	Arch Western Finance LLC, 6.750%, 07/01/13	1,281
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (e)	3,406
2,445	FMG Resources August 2006 Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	2,833
5,565	Noranda Aluminum Acquisition Corp., PIK, 5.373%, 05/15/15	4,369
2,730	Novelis, Inc., (Canada), 7.250%, 02/15/15	2,737
1,390	Peabody Energy Corp., 7.375%, 11/01/16	1,515
1,408	Rain CII Carbon LLC, 11.125%, 11/15/15 (e) (f) (i)	1,440
		24,179
	Paper & Forest Products — 0.8%
	Abitibi-Consolidated Co. of Canada, (Canada),
1,780	6.000%, 06/20/13 (d)	156
9,660	13.750%, 04/01/11 (d) (e)	10,650
	Abitibi-Consolidated, Inc., (Canada),
300	7.500%, 04/01/28 (d)	27
15,268	8.500%, 08/01/29 (d)	1,412
1,237	8.550%, 08/01/10 (d)	113
4,169	8.850%, 08/01/30 (d)	375
10,000	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	9,275
2,695	Clearwater Paper Corp., 10.625%, 06/15/16	3,032
	Georgia-Pacific LLC,
1,200	7.000%, 01/15/15 (e)	1,242
2,275	7.125%, 01/15/17 (e)	2,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   31

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Paper & Forest Products — Continued
1,210	8.250%, 05/01/16 (e)	1,325
5,219	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	175
48,181	NewPage Corp., 11.375%, 12/31/14	39,147
	P.H. Glatfelter Co.,
2,365	7.125%, 05/01/16 (e)	2,380
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,540
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d)	318
15,788	8.375%, 07/01/12 (d)	531
1,500	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 08/01/14	1,444
		76,542
	Total Materials	242,636
	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.6%
5,455	Angel Lux Common S.A., (Luxembourg), 8.875%, 05/01/16 (e)	5,728
	Clearwire Communications LLC/Clearwire Finance, Inc.,
37,798	12.000%, 12/01/15 (e)	37,798
15,385	12.000%, 12/01/15 (e)	15,424
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,046
1,700	8.500%, 04/15/20	1,804
5,560	GCI, Inc., 8.625%, 11/15/19	5,838
2,395	ITC Deltacom, Inc., 10.500%, 04/01/16	2,359
	Level 3 Financing, Inc.,
16,494	9.250%, 11/01/14	14,535
25,230	10.000%, 02/01/18	21,761
	PAETEC Holding Corp.,
5,880	8.875%, 06/30/17	6,086
4,270	9.500%, 07/15/15	4,259
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18 (e)	1,960
9,865	7.500%, 02/15/14	10,050
	Wind Acquisition Finance S.A., (Luxembourg),
15,151	11.750%, 07/15/17 (e)	16,666
1,245	12.000%, 12/01/15 (e)	1,313
1,864	PIK, 12.250%, 07/15/17 (e)	1,930
	Windstream Corp.,
640	8.125%, 09/01/18 (e)	651
7,840	8.625%, 08/01/16	8,095
3,105	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17 (e)	3,229
		161,532
	Wireless Telecommunication Services — 0.5%
	Cricket Communications, Inc.,
2,325	9.375%, 11/01/14	2,354
1,680	10.000%, 07/15/15	1,760
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,684
2,275	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	2,440
2,335	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	2,425
2,896	iPCS, Inc., PIK, 3.716%, 05/01/14	2,693
5,635	MetroPCS Wireless, Inc., 9.250%, 11/01/14	5,860
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,722
770	NII Capital Corp., 10.000%, 08/15/16	863
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,066
170	8.250%, 08/15/19	185
	Sprint Capital Corp.,
7,060	6.900%, 05/01/19	6,636
13,450	8.750%, 03/15/32	12,963
		45,651
	Total Telecommunication Services	207,183
	Utilities — 1.0%
	Electric Utilities — 0.2%
6,190	AES Corp. (The), 9.750%, 04/15/16	6,902
1,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	986
1,700	FirstEnergy Solutions Corp., 6.800%, 08/15/39	1,747
	Homer City Funding LLC,
7,399	8.137%, 10/01/19	6,770
4,249	8.734%, 10/01/26	3,675
		20,080
	Gas Utilities — 0.2%
4,710	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	4,863
17,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	15,697
3,550	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	3,799
		24,359
	Independent Power Producers & Energy Traders — 0.5%
1,755	AES Corp. (The), 8.000%, 10/15/17	1,847
	Calpine Corp.,
500	7.250%, 10/15/17 (e)	499
2,240	7.875%, 07/31/20 (e)	2,245

SEE NOTES TO FINANCIAL STATEMENTS.

32   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
	Dynegy Holdings, Inc.,
2,450	7.625%, 10/15/26	1,348
360	7.750%, 06/01/19	232
	Edison Mission Energy,
5,000	7.000%, 05/15/17	3,413
12,500	7.200%, 05/15/19	8,312
9,250	7.750%, 06/15/16	6,810
	Energy Future Holdings Corp.,
1,475	10.000%, 01/15/20 (e)	1,420
393	10.875%, 11/01/17	234
8,469	Midwest Generation LLC, 8.560%, 01/02/16	8,257
475	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	513
	NRG Energy, Inc.,
8,445	7.375%, 02/01/16	8,508
915	7.375%, 01/15/17	922
2,150	NRG Energy, Inc., 8.250%, 09/01/20 (e)	2,164
545	RRI Energy, Inc., 6.750%, 12/15/14	551
200	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	128
		47,403
	Multi-Utilities — 0.1%
815	Mirant Americas Generation LLC, 8.500%, 10/01/21	736
4,730	Mirant North America LLC, 7.375%, 12/31/13	4,836
		5,572
	Total Utilities	97,414
	Total Corporate Bonds (Cost $2,671,496)	2,766,630

SHARES
Investment Companies — 0.4%
237	Advent Claymore Global Convertible Securities & Income Fund	2,119
137	Dreyfus High Yield Strategies Fund	596
452	ING Prime Rate Trust	2,484
323	Invesco Van Kampen Senior Income Trust	1,453
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,265
11	ProShares UltraShort Real Estate ETF (a)	258
72	SPDR Barclays Capital High Yield Bond ETF	2,809
772	WisdomTree Dreyfus Chinese Yuan Fund (a)	19,156
	Total Investment Companies (Cost $29,046)	34,140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — 0.1%
6,750	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 09/25/40 (Cost $7,052)	7,087

SHARES	SECURITY DESCRIPTION	VALUE
Exchange-Traded Note (“ETN”) — 0.1%
423	Barclays Bank plc, iPath ETN, Linked to the inverse performance of S&P 500 VIX Short-Term Futures Index Excess Return, due 07/17/2020 (a) (Cost $9,796)	9,268
Common Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
43	SuperMedia, Inc. (a)	391
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
7	Quad/Graphics, Inc. (a)	302
	Information Technology — 0.0%
	IT Services — 0.0%
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—
	Materials — 0.5%
	Chemicals — 0.3%
603	LyondellBasell Industries N.V., (Netherlands), Class A (a)	12,369
553	LyondellBasell Industries N.V., (Netherlands), Class B (a)	11,331
		23,700
	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a) (f)	4,026
	Containers & Packaging — 0.2%
957	Smurfit-Stone Container Corp. (a)	16,430
	Total Materials	44,156
	Total Common Stocks (Cost $48,814)	44,849
Preferred Stocks — 0.3%
	Consumer Discretionary — 0.1%
	Household Durables — 0.1%
297	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	5,044
	Financials — 0.2%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 10/04/10 (e) (f) (i) (x)	4,553
160	CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	8,845
		13,398

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   33

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
	Consumer Finance — 0.1%
159	Ford Motor Credit Co. LLC, 7.375%, 10/15/31	3,895
160	Ford Motor Credit Co. LLC, 7.600%, 03/01/32	3,918
		7,813
	Total Financials	21,211
	Information Technology — 0.0%
	IT Services — 0.0%
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—
	Total Preferred Stocks (Cost $22,641)	26,255

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — 4.5%
	Consumer Discretionary — 2.3%
	Auto Components — 0.4%
	Remy, 1st Lien Term Loan,
23,295	5.898%, 12/06/13	23,004
968	6.033%, 12/06/13	956
11,448	6.038%, 12/06/13	11,304
4,318	Remy, 2nd Lien Term Loan, 9.037%, 06/06/14	4,308
		39,572
	Automobiles — 0.1%
	Ford Motor Co., Term Loan B,
3,802	3.030%, 12/15/13	3,650
468	3.030%, 12/15/13	449
4,394	3.030%, 12/15/13	4,224
		8,323
	Gaming — 0.0% (g)
1,922	MGM Resorts International, Class D Loan, 6.000%, 10/03/11	1,851
	Venetian Macau, Delayed Draw Project Term Loan,
717	5.040%, 05/25/12	704
102	5.040%, 05/25/12	100
195	Venetian Macau, Incremental Term Loan, 5.040%, 05/25/13	192
1,888	Venetian Macau, Term B Funded Project Loan, 5.040%, 05/25/13	1,858
		4,705
	Hotels, Restaurants & Leisure — 0.3%
	CCM Merger, Inc., Term Loan B,
14,870	8.500%, 07/13/12	14,655
3,978	8.500%, 07/13/12	3,920
1,894	8.500%, 07/13/12	1,867
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14 (d)	108
1,127	Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14 (d)	217
4,027	Harrah’s Operating Co., Inc., Term B-2 Loan, 3.498%, 01/28/15	3,453
	Harrah’s Operating Co., Inc., Term B-3 Loan,
616	3.498%, 01/28/15	526
5	3.533%, 01/28/15	4
		24,750
	Media — 0.8%
19,341	Clear Channel Communications, Inc., Term Loan B, 3.910%, 01/29/16	15,393
	Dex Media West, New Term Loan,
222	7.000%, 10/24/14	193
36	7.500%, 10/24/14	31
213	7.500%, 10/24/14	184
5,145	High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	5,043
26,134	Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	20,830
19,632	Newport Television LLC, Term Loan, 9.000%, 09/14/16	19,244
	Univision Communications, Inc., 1st Lien Term Loan,
1,401	2.510%, 09/29/14	1,201
21,803	2.510%, 09/29/14	18,698
		80,817
	Multiline Retail — 0.0% (g)
	Neiman Marcus Group, Inc., Term Loan,
611	2.295%, 04/06/13	580
1,190	2.295%, 04/06/13	1,130
		1,710
	Specialty Retail — 0.7%
	Burlington Coat Factory, Term Loan B,
7,375	2.540%, 05/28/13	6,993
2,632	2.660%, 05/28/13	2,496
	Claire’s Stores, Term Loan B,
168	3.010%, 05/29/14	144
55,774	3.049%, 05/29/14	47,776
9,273	3.225%, 05/29/14	7,944
		65,353
	Total Consumer Discretionary	225,230

SEE NOTES TO FINANCIAL STATEMENTS.

34   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Consumer Staples — 0.2%
	Household Products — 0.2%
	Spectrum Brands, Inc., Term Loan,
11,100	8.000%, 06/16/16	11,204
7,400	8.000%, 06/16/16 (d)	7,469
	Total Consumer Staples	18,673
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
3,200	Big West Oil, Term Loan B, 12.000%, 01/22/15	3,244
3,000	Western Refining, Inc., Term Loan, 10.750%, 05/30/14	2,855
	Total Energy	6,099
	Financials — 0.8%
	Capital Markets — 0.0% (g)
1,035	Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/31/15	1,113
	Diversified Financial Services — 0.4%
26,105	Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/11	21,493
31,709	Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/13	11,328
3,200	Capmark Financial Group, Unsecured Bridge Loan, 5.250%, 03/23/13	1,109
	CIT Group, Inc., Tranche 3 Term Loan,
540	6.250%, 07/27/15	539
270	6.250%, 07/27/15	269
983	6.250%, 07/27/15	980
679	6.250%, 07/27/15	677
2,869	6.250%, 07/27/15	2,860
881	6.250%, 07/27/15	879
2,074	6.250%, 07/27/15	2,068
		42,202
	Insurance — 0.0% (g)
407	USI Holdings Corp., Term Loan, 7.000%, 05/04/14	392
	Real Estate Investment Trusts (REITs) — 0.3%
29,769	General Growth Properties, Inc., Revolver, Term Loan, 5.250%, 02/24/10 (a) (d)	31,248
	Real Estate Management & Development — 0.1%
	Realogy Corp., Delayed Draw Term Loan B,
2,300	10/15/17ˆ	2,421
2,584	3.295%, 10/10/13	2,217
606	3.528%, 10/10/13	521
		5,159
	Total Financials	80,114
	Industrials — 0.1%
	Building Products — 0.1%
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	2.639%, 02/07/14	23
13,749	2.725%, 02/07/14	11,161
1,374	Jacuzzi Brands, Inc., 1st Lien, Synthetic Credit Facility, 0.433%, 02/07/14	1,115
	Total Industrials	12,299
	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
5,000	Avaya, Inc., Term Loan B, 3.058%, 10/26/14	4,362
	IT Services — 0.1%
	First Data Corp., Initial Tranche B-1 Term Loan,
32	3.010%, 09/24/14	27
659	3.014%, 09/24/14	563
20	3.014%, 09/24/14	17
	First Data Corp., Initial Tranche B-2 Term Loan,
230	3.010%, 09/24/14	196
4,876	3.014%, 09/24/14	4,155
	First Data Corp., Initial Tranche B-3,
149	3.010%, 09/24/14	127
3,166	3.014%, 09/24/14	2,700
		7,785
	Total Information Technology	12,147
	Materials — 0.2%
	Chemicals — 0.1%
1,970	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, 2.783%, 05/15/14	1,854
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, 6.283%, 11/14/14 (f) (i)	2,283
1,385	INEOS Holdings, B2 Advance Term Loan, 7.501%, 12/14/13	1,372
1,584	INEOS Holdings, C2 Advance Term Loan, 8.001%, 12/14/14	1,568
		7,077
	Diversified Manufacturing — 0.0% (g)
1,477	BOC Edwards, 1st Priority Lien, 2.260%, 05/31/14	1,331
	Paper & Forest Products — 0.1%
13,600	Abitibi, Inc., Term Loan, 11.000%, 03/31/12	13,186
	Total Materials	21,594
	Utilities — 0.7%
	Independent Power Producers & Energy Traders — 0.7%
8,453	Calpine Corp., 1st Priority Lien, 3.415%, 03/29/14	8,074
15,000	New Development (Calpine), Term Loan, 7.000%, 07/03/17	15,150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   35

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Independent Power Producers & Energy Traders — Continued
	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan,
19,799	3.795%, 10/10/14	14,917
100	4.033%, 10/10/14	75
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
2,830	3.793%, 10/10/14	2,145
636	3.795%, 10/10/14	482
39	4.033%, 10/10/14	29
4,051	4.066%, 10/10/14	3,070
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
34,705	3.795%, 10/10/14	26,223
179	4.033%, 10/10/14	135
	Total Utilities	70,300
	Total Loan Participations & Assignments (Cost $437,943)	446,456

NUMBER OF RIGHTS
Rights — 0.0%
Materials — 0.0%
Paper & Forest Products — 0.0%
748	Abitibi-Consolidated Co. of Canada, (Canada), expiring 09/10/10 (a) (f)	—
250	Abitibi-Consolidated, Inc., (Canada), expiring 09/10/10 (a) (f)	—
	Total Rights (Cost $—)	—

NUMBER OF CONTRACTS
Options Purchased — 0.2%
Call Options Purchased — 0.0% (g)
11,573	90 Day Eurodollar Futures, Expiring 09/13/10 $99.63, American Style	2,098

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Receiver Option Purchased on Interest Rate Swap:
285,030	Expiring 09/22/10. If exercised the Fund receives semi-annually 1.060% and pays quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	1,730
	Total Call Options Purchased (Cost $1,506)	3,828

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
Receiver/Payer Straddles on Interest Rate Swap — 0.2%
87,447	Expires 08/26/11. If exercised the Fund pays/receives semi-annually 2.873% and receives/pays quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r)	6,363
139,509	Expiring 09/03/10. If exercised the Fund pays/receives quarterly 3.565% and receives/pays quarterly floating 3 month LIBOR terminating 09/07/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	13,570
	Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $11,683)	19,933

NUMBER OF CONTRACTS
Put Options Purchased — 0.0% (g)
3,494	1 Year Eurodollar Mid-Curve, Expiring 09/10/10 $98.50, American Style	22
3,499	2 Year Eurodollar Mid-Curve, Expiring 06/11/10 $98.00, American Style	22
2,098	2 Year Eurodollar Mid-Curve, Expiring 06/11/10 $98.25, American Style	39

NOTIONAL AMOUNT
	Payer Option Purchased on Interest Rate Swap:
285,030	Expiring 09/22/10. If exercised the Fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	—
	Total Put Options Purchased (Cost $1,892)	83
	Total Options Purchased (Cost $15,081)	23,844

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 59.5%
	U.S. Treasury Obligations — 0.2% (n)
	U.S. Treasury Bills,
9,380	0.061%, 09/02/10	9,380
7,785	0.174%, 01/13/11 (k)	7,781
		17,161

SEE NOTES TO FINANCIAL STATEMENTS.

36   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — Continued
	Investment Company — 59.3%
5,827,031	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l) (m)	5,827,031
	Total Short-Term Investments (Cost $5,844,191)	5,844,192
	Total Investments — 100.0% (Cost $9,676,622)	9,823,445
	Liabilities in Excess of Other Assets — 0.0%	(3,901)
	NET ASSETS — 100.0%	$9,819,544

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(192,383)	FNMA, 30 Year, Single Family, TBA, 4.000%, 09/25/40 (Proceeds received of $197,538.)	(199,207)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,167	10 Year U.S. Treasury Note	12/21/10	146,604	1,273
1,049	5 Year U.S. Treasury Note	12/31/10	126,216	678
2,099	Eurodollar	03/14/11	522,258	766
204	Eurodollar	06/13/11	50,714	(3)
	Short Futures Outstanding
(590)	Eurodollar	12/13/10	(146,888)	(9)
(726)	10 Year U.S. Treasury Note	12/21/10	(91,204)	(302)
(61)	30 Year U.S. Treasury Bond	12/21/10	(8,237)	(63)
(1,738)	2 Year U.S. Treasury Note	12/31/10	(380,866)	(26)
(458)	5 Year U.S. Treasury Note	12/31/10	(55,107)	(119)
(1,872)	Eurodollar	09/19/11	(464,864)	(1,797)
(218)	Eurodollar	09/17/12	(53,780)	(39)
				359

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,400,000EUR	Credit Suisse International	09/16/10	4,307	4,308	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   37

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

OPTIONS WRITTEN

Put Options Written

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	473,415	(14)
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	702,094	(84)
(Premiums received of $2,945.)					(98)

*	European Style

**	The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	2.133%	9,000	392	(422)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	7.051	1,400	95	(72)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.428	35,380	277	(333)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647	7,000	878	(453)
Citibank, N.A.:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.428	3,500	27	— (h)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	17,300	(165)	228
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	06/20/15	1.310	3,500	42	98
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.441	13,950	800	(542)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.754	17,900	1,261	(521)
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	2.294	10,350	562	(379)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.548	5,500	(116)	190
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.616	3,600	(72)	85
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.616	7,100	(141)	156
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.616	11,000	(219)	247
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.745	10,350	(149)	157
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	17,650	745	(1,055)
Credit Suisse International:
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	10,500	750	(294)
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	03/20/15	2.203	7,000	341	(218)
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.294	24,250	259	607
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	2,000	(189)	(80)
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	06/20/15	1.371	7,250	108	105

SEE NOTES TO FINANCIAL STATEMENTS.

38   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	09/20/15	8.686	10,500	1,382	(1,098)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	7.051	10,500	716	(619)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	10,500	750	(314)
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/15	2.440	7,250	436	(545)
Kingdom of the Netherlands, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.470	13,800	128	(129)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	4,000	(378)	(36)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	4,000	(378)	87
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.655	5,000	(489)	311
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.708	6,500	424	(439)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.708	7,000	457	(475)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.708	7,000	457	(203)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.708	11,000	718	(602)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.754	35,700	2,515	(1,040)
MBIA, Inc., 6.625%, 10/01/28	5.000% quarterly	09/20/12	9.091	7,130	459	(1,403)
PMI Group Inc. (The), 6.000%, 09/15/16	5.000% quarterly	09/20/15	9.204	3,550	481	(1,372)
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.835	7,700	(249)	—
Sara Lee Corp., 6.125%, 11/1/32	1.000% quarterly	09/20/15	0.842	13,800	(133)	137
Target Corp., 4.000%, 06/15/13	1.000% quarterly	06/20/15	0.717	7,000	(106)	155
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	0.000	13,800	—	—
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	14,150	597	(713)
Morgan Stanley Capital Services:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/15	1.329	10,350	143	(75)
Gap Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/15	0.728	13,800	(210)	276
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	06/20/15	0.817	7,000	(73)	132
iStar Financial Inc., 5.950%, 10/15/13	5.000% quarterly	09/20/15	16.795	6,900	1,640	(1,663)
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	06/20/15	0.832	3,500	(34)	71
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	06/20/15	0.832	7,000	(68)	118
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	09/20/15	2.330	6,900	409	(352)
Staples, Inc., 9.750%, 01/15/14	1.000% quarterly	06/20/15	1.371	6,850	102	88
Target Corp., 4.000%, 6/15/13	1.000% quarterly	06/20/15	0.717	3,500	(53)	87
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.745	10,350	(149)	161
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.449	10,350	201	(75)
Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	34,500	232	(352)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	34,500	232	(298)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	35,000	236	(14)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/15	2.797	14,200	1,074	(1,039)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/15	1.922	17,250	641	(54)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   39

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Union Bank of Switzerland AG:
American International Group, Inc., 6.250%, 05/01/36	5.000% quarterly	09/20/15	3.460	13,800	(1,065)	1,186
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.808	13,800	(156)	169
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.808	17,300	(195)	211
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647	7,000	878	(624)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647	7,000	878	(566)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.428	28,000	219	(120)
Eastman Chemical Co., 7.600%, 02/01/27	1.000% quarterly	09/20/15	0.928	17,650	(96)	219
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	6.810	10,500	366	(777)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	6.810	24,500	854	(242)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	6,500	464	(301)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	10,500	750	(250)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	6,900	(66)	111
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	13,800	(131)	190
Kohl’s Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/15	1.050	6,900	3	24
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.754	6,500	458	(276)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.754	21,000	1,480	(902)
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/15	0.857	6,900	(62)	87
MBIA, Inc., 6.625%, 10/01/28	5.000% quarterly	09/20/13	9.532	6,900	714	(845)
MBIA, Inc., 6.625%, 10/01/28	5.000% quarterly	09/20/13	9.532	13,800	1,428	(1,393)
MGIC Investment Corp., 5.375%, 11/01/15	5.000% quarterly	09/20/15	5.536	7,050	83	(203)
Nordstrom, Inc, 6.950%, 03/15/28	1.000% quarterly	09/20/15	1.427	31,100	568	(434)
Sherwin-Williams Co (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.548	10,500	(221)	363
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.616	10,600	(211)	239
Staples Inc., 9.750%, 01/15/14	1.000% quarterly	09/20/15	1.409	10,350	181	(145)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	13,800	583	(507)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	13,800	583	(543)
					25,883	(19,112)

SEE NOTES TO FINANCIAL STATEMENTS.

40   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651%	14,100	9,126	(7,999)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	10,350	(1,175)	1,379
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	9,800	1,542	(2,586)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	10,500	1,652	(2,400)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	10,550	(1,198)	1,445
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	14,070	(1,597)	1,400
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	6,700	3,824	(4,587)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	10.640	7,070	3,189	(3,694)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	17,700	903	(1,105)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	8.643	10,500	4,133	(4,770)
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	29.122	7,040	5,424	(5,202)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	7,050	5,856	(5,743)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	42.295	6,900	5,644	(5,854)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	42.295	10,550	8,629	(8,434)
Credit Suisse International:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	7,100	4,053	(4,881)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	6,900	4,466	(4,808)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	1,500	77	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	2,500	128	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	3,500	179	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	5,000	255	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	4.000	5,000	727	(1,475)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	42.332	6,900	5,678	(5,865)
Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	10,700	1,683	(2,231)
CDX.EM.13.1	5.000% semi-annually	06/20/15	2.629	7,070	(803)	867
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	14,150	(1,606)	1,413
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	7,100	4,053	(4,934)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	10.640	7,060	3,184	(2,876)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	5,700	291	(1,097)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	7,050	5,856	(5,797)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	17,600	14,620	(14,630)
Morgan Stanley Capital Services:
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	14,150	(1,606)	1,626
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	7,050	4,024	(4,018)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	10.640	7,070	3,189	(3,658)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	10.640	7,070	3,189	(3,534)
CMBX.NA.AA.2.1	0.150% monthly	03/15/49	10.640	14,100	6,359	(5,568)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	7,050	4,563	(4,088)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	4.000	14,100	2,051	(1,789)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	10,550	8,764	(8,688)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   41

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	1,500	236	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	8,800	1,384	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	12,100	1,903	(3,595)
CDX.EM.12.1	5.000% quarterly	12/20/14	2.605	3,500	(368)	459
CDX.EM.12.1	5.000% quarterly	12/20/14	2.605	14,400	(1,512)	1,644
CDX.EM.12.1	5.000% quarterly	12/20/14	2.605	14,500	(1,523)	1,826
CDX.EM.12.1	5.000% quarterly	12/20/14	2.605	20,000	(2,100)	2,105
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	14,050	(1,595)	1,582
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	14,150	(1,606)	1,428
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	10,400	5,936	(7,150)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	3,160	2,045	(2,231)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	3,500	2,265	(2,450)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	6,900	4,466	(4,787)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	6,910	4,472	(4,884)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	10,400	6,731	(7,253)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	17,700	903	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	4.000	6,500	946	(1,540)
Union Bank of Switzerland AG:
CDX.EM.12.1	5.000% quarterly	12/20/14	2.605	14,500	(1,523)	1,512
					140,386	(154,762)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	2.239%	9,000	(428)	363
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/11	1.420	18,750	(26)	(29)
Citibank, N.A.
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	17,650	(711)	861
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	10.890	1,900	(344)	196
Kingdom of Spain, 5.500%, 07/30/17*	1.000% quarterly	06/20/11	2.418	7,070	(66)	5
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	40.264	6,900	(1,108)	1,122
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,500	(1,867)	1,724
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	3,931
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.478	17,900	(1,066)	638

SEE NOTES TO FINANCIAL STATEMENTS.

42   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	10,500	(361)	222
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	2.239	13,000	(618)	350
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	03/20/15	2.298	7,000	(368)	255
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	40.264	1,400	(225)	242
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/12	39.211	7,200	(3,071)	3,620
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	7,110	(3,962)	4,064
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	10,640	(5,929)	6,031
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	2,082
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.829	7,000	(220)	142
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	10,500	(361)	243
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	40.264	7,000	(1,124)	1,582
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	39.780	6,900	(1,520)	1,732
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/12	39.211	7,130	(3,041)	3,435
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/13	41.269	1,900	(958)	757
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,500	(1,867)	1,273
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,500	(1,867)	1,848
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,600	(1,920)	1,618
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,600	(1,920)	1,690
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	3,511
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	3,656
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	3,767
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,050	(3,761)	2,442
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,100	(3,787)	3,191
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	3,500	(1,950)	1,997
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	1,914
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	2,076
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	1,959
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	1,754
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	3,500	(2,131)	1,561
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	3,500	(2,131)	2,018
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	7,000	(4,262)	4,092
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.337	4,000	419	(78)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.337	4,000	419	(153)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	2.387	5,000	542	(344)
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.436	6,500	(357)	412
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.436	7,000	(385)	480
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.436	11,000	(605)	530
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.478	35,700	(2,126)	1,351
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	4.221	6,900	286	(70)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	4.221	6,900	286	(84)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.014	2,000	234	330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
HSBC Bank, N.A.:
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	10.134	17,690	(512)	738
Royal Bank of Scotland:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	17,250	(594)	54
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/15	2.517	14,200	(910)	1,352
Union Bank of Switzerland AG:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	10,500	(361)	177
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	13,800	(556)	464
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	13,800	(556)	506
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	14,150	(570)	682
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	10.890	3,600	(651)	507
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	10.890	10,400	(1,881)	1,206
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	19.109	7,000	(2,571)	1,464
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	19.109	7,000	(2,571)	1,476
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,500	(1,867)	1,785
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	3,500	(1,867)	1,768
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	2,236
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	7,000	(3,734)	3,483
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	17,500	(9,335)	8,835
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	3,450	(1,923)	1,918
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	6,900	(3,845)	3,847
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	3,500	(2,111)	1,931
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	3,500	(2,131)	2,099
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.478	17,450	(1,039)	629
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.478	21,000	(1,251)	1,171
					(124,318)	114,637

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.290%	6,000	78	175
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.984	14,100	(10,518)	9,829

SEE NOTES TO FINANCIAL STATEMENTS.

44   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	3,500	(1,885)	2,256
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	8,900	(4,793)	6,050
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	20,000	(10,770)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	20,000	(10,770)	12,991
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	20,000	(10,770)	12,395
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	21,000	(11,309)	12,960
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	25,000	(13,463)	15,302
Credit Suisse International:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	5,000	(2,693)	4,137
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.290	7,000	91	186
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.914	5,000	(474)	1,175
Deutsche Bank AG, New York:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.000	13,800	—	—
Morgan Stanley Capital Services:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	1.149	20,700	(99)	78
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.984	7,050	(5,259)	4,932
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.914	14,100	(1,336)	1,265
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	1,800	(969)	1,981
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.914	6,500	(616)	1,250
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	10.279	10,500	(4,647)	5,336
					(90,202)	105,646

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	1.760% semi-annually	3 month LIBOR quarterly	09/10/15	75,588	(676)	—
Barclays Bank plc	3 month LIBOR quarterly	2.869% semi-annually	09/10/20	40,895	1,386	—
Deutsche Bank AG, New York	1.605% semi-annually	3 month LIBOR quarterly	02/28/15	123,825	(484)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.927% semi-annually	08/13/20	57,952	945	—
Deutsche Bank AG, New York	2.869% semi-annually	1 month LIBOR quarterly	09/07/20	139,509	(5,757)	—
					(4,586)	—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Locks

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Deutsche Bank AG, New York (†)	United States Treasury Note, 1.750%,07/31/15	101.91	09/23/10	307,814	—	—
Deutsche Bank AG, New York (††)	United States Treasury Bond, 3.875%,08/15/40	105.98	09/23/10	83,948	—	—
Morgan Stanley Capital Services (††)	United States Treasury Note, 1.125%,12/15/12	101.18	09/20/10	265,948	234	—
					234	—

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

46   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.2%
4,332	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,795
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	642
10	Series 2004-1, Class 3A, VAR, 0.544%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.764%, 03/25/34 (m)	567
600	Series 2004-1, Class M2, VAR, 0.814%, 03/25/34 (m)	487
4	Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	4
1,047	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	1,029
	Countrywide Home Equity Loan Trust,
104	Series 2004-I, Class A, VAR, 0.566%, 02/15/34 (m)	49
128	Series 2004-K, Class 2A, VAR, 0.576%, 02/15/34 (m)	60
934	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.306%, 12/20/54	869
7,620	GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.424%, 07/25/36	3,923
45	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.524%, 11/25/35	45
3,357	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.444%, 07/25/36	3,095
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 1.014%, 02/25/34	833
750	Series 2004-1, Class M2, VAR, 1.089%, 02/25/34	632
4,220	Series 2004-3, Class M1, VAR, 0.834%, 07/25/34	3,008
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.714%, 03/25/35	615
183	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.104%, 02/25/33	149
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,613
	RESI Finance LP, (Cayman Islands),
2,501	Series 2003-C, Class B3, VAR, 1.693%, 09/10/35 (e)	1,759
543	Series 2003-D, Class B3, VAR, 1.593%, 12/10/35 (e)	363
	Residential Asset Mortgage Products, Inc.,
1,165	Series 2006-EFC1, Class A2, VAR, 0.464%, 02/25/36	1,101
466	Series 2006-RS1, Class AI2, VAR, 0.494%, 01/25/36	343
3,248	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.454%, 03/25/36	3,046
92	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.444%, 12/25/35	92
	Total Asset-Backed Securities (Cost $27,163)	28,127
Collateralized Mortgage Obligations — 7.8%
	Agency CMO — 1.9%
	Federal Home Loan Mortgage Corp. REMICS,
2,436	Series 2701, Class ST, IF, IO, 6.724%, 08/15/21 (m)	146
1,663	Series 2779, Class SM, IF, IO, 6.874%, 10/15/18 (m)	151
934	Series 2931, Class GA, 5.000%, 11/15/28 (m)	968
2,394	Series 2975, Class SJ, IF, IO, 6.374%, 05/15/35 (m)	322
196	Series 2980, Class QB, 6.500%, 05/15/35 (m)	216
3,563	Series 3370, Class SH, IF, IO, 6.174%, 10/15/37 (m)	526
	Federal National Mortgage Association REMICS,
3,586	Series 2004-17, Class DS, IF, IO, 6.886%, 11/25/32 (m)	364
799	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	36
7,676	Series 2007-109, Class GI, IF, IO, 5.806%, 12/25/37 (m)	954
1,608	Series 2008-17, Class KS, IF, IO, 6.086%, 11/25/37 (m)	184
14,580	Series 2008-61, Class S, IF, IO, 5.836%, 07/25/38 (m)	2,300
2,077	Series 2008-71, Class SB, IF, IO, 6.221%, 10/25/29 (m)	131
2,064	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	284
	Federal National Mortgage Association STRIPS,
370	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	33
1,903	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	188
2,825	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	311
64	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	69
		7,183

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   47

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 5.9%
371	Banc of America Mortgage Securities, Inc., Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	357
578	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	572
9,092	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	7,619
	Countrywide Alternative Loan Trust,
3,948	Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	3,800
5,628	Series 2006-24CB, Class A1, 6.000%, 06/25/36 (m)	4,845
253	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	251
187	CS First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	195
1,964	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,879
433	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	397
	Residential Accredit Loans, Inc.,
2,479	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,530
225	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	199
	Wells Fargo Mortgage Backed Securities Trust,
28	Series 2004-F, Class A8, VAR, 4.723%, 06/25/34	28
444	Series 2006-11, Class A8, 6.000%, 09/25/36	398
814	Series 2007-3, Class 3A1, 5.500%, 04/25/22	820
		22,890
	Total Collateralized Mortgage Obligations (Cost $26,222)	30,073
Commercial Mortgage-Backed Securities — 3.8%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,742
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,467
1,390	Series 2005-T20, Class A4A, VAR, 5.297%, 10/12/42 (m)	1,537
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,163
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,294
898	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.396%, 09/15/21 (e)	862
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	1,545
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,033
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	217
	Total Commercial Mortgage-Backed Securities (Cost $13,163)	14,860
Corporate Bonds — 37.8%
	Consumer Discretionary — 3.8%
	Auto Components — 0.2%
455	Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15	477
	TRW Automotive, Inc.,
135	7.000%, 03/15/14 (e)	139
90	7.250%, 03/15/17 (e)	92
		708
	Distributors — 0.0% (g)
60	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	53
	Diversified Consumer Services — 0.0% (g)
130	Service Corp. International, 7.375%, 10/01/14	141
	Hotels, Restaurants & Leisure — 0.6%
710	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	760
405	Host Hotels & Resorts LP, 6.375%, 03/15/15	407
	MGM Resorts International,
130	5.875%, 02/27/14	103
830	6.750%, 04/01/13	724
360	Vail Resorts, Inc., 6.750%, 02/15/14	362
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20 (e)	66
		2,422
	Household Durables — 0.7%
370	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13 (m)	372
415	Ames True Temper, Inc., VAR, 4.526%, 01/15/12	414
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,040
970	Simmons Bedding Co., 11.250%, 07/15/15 (e)	1,040
1,290	Simmons Bedding Co., Escrow, 10.000%, 12/15/14	—
		2,866

SEE NOTES TO FINANCIAL STATEMENTS.

48   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Leisure Equipment & Products — 0.2%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	280
550	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	535
		815
	Media — 1.9%
265	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	270
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	16
	Clear Channel Worldwide Holdings, Inc.,
155	9.250%, 12/15/17 (m)	161
220	9.250%, 12/15/17 (m)	231
	Comcast Corp.,
1,045	5.150%, 03/01/20 (m)	1,139
975	6.500%, 01/15/17 (m)	1,156
310	Discovery Communications LLC, 6.350%, 06/01/40 (m)	350
1,130	DISH DBS Corp., 7.125%, 02/01/16 (m)	1,155
	Intelsat Jackson Holdings S.A., (Luxembourg),
465	9.500%, 06/15/16	496
280	11.250%, 06/15/16	301
75	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	77
220	News America, Inc., 6.900%, 08/15/39	264
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	597
770	Time Warner Cable, Inc., 7.500%, 04/01/14	906
235	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	256
		7,375
	Multiline Retail — 0.1%
202	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	205
	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	236
	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	109
	Total Consumer Discretionary	14,930
	Consumer Staples — 3.5%
	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
700	6.875%, 11/15/19 (e) (m)	865
1,300	7.200%, 01/15/14 (e) (m)	1,515
420	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	440
		2,820
	Food & Staples Retailing — 0.8%
1,584	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,670
360	Rite Aid Corp., 7.500%, 03/01/17	326
450	SUPERVALU, Inc., 8.000%, 05/01/16	451
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	811
		3,258
	Food Products — 0.7%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	67
155	Bumble Bee Foods LLC, 7.750%, 12/15/15 (e)	164
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	517
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,056
485	6.125%, 02/01/18	567
165	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15 (e)	169
		2,540
	Household Products — 0.4%
250	Diversey, Inc., 8.250%, 11/15/19 (m)	259
275	Jarden Corp., 7.500%, 05/01/17	280
349	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	373
	Visant Holding Corp.,
630	8.750%, 12/01/13	643
110	SUB, 10.250%, 12/01/13	112
		1,667
	Tobacco — 0.9%
1,465	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,938
1,235	Philip Morris International, Inc., 5.650%, 05/16/18	1,438
		3,376
	Total Consumer Staples	13,661
	Energy — 2.0%
	Energy Equipment & Services — 0.1%
290	Baker Hughes, Inc., 5.125%, 09/15/40 (m)	303
	Oil, Gas & Consumable Fuels — 1.9%
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
250	10.750%, 02/01/18 (m)	275
100	12.125%, 08/01/17 (m)	115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   49

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,195
475	ConocoPhillips, 6.500%, 02/01/39 (m)	606
310	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	342
45	Forest Oil Corp., 8.500%, 02/15/14	48
60	Linn Energy LLC/Linn Energy Finance Corp., 11.750%, 05/15/17	68
385	Nexen, Inc., (Canada), 6.400%, 05/15/37	422
1,315	ONEOK Partners LP, 5.900%, 04/01/12	1,401
115	OPTI Canada, Inc., (Canada), 8.250%, 12/15/14	90
310	Petrohawk Energy Corp., 7.875%, 06/01/15	322
40	SandRidge Energy, Inc., 9.875%, 05/15/16 (e)	40
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	665
1,445	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,687
		7,276
	Total Energy	7,579
	Financials — 13.4%
	Capital Markets — 2.4%
1,660	Credit Suisse, (Switzerland), VAR, 1.066%, 05/15/17 (m) (x)	1,162
	Goldman Sachs Group, Inc. (The),
930	3.700%, 08/01/15	942
1,530	5.950%, 01/18/18	1,656
530	6.150%, 04/01/18	579
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	–(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	280
850	0.000%, 05/25/10 (d)	177
1,240	Merrill Lynch & Co., Inc., VAR, 0.666%, 11/01/11	1,235
	Morgan Stanley,
1,555	5.500%, 01/26/20	1,575
455	5.500%, 07/24/20	458
560	6.625%, 04/01/18	615
630	UBS AG, (Switzerland), 5.875%, 12/20/17	711
		9,390
	Commercial Banks — 2.5%
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,526
690	Discover Bank, 8.700%, 11/18/19 (m)	815
315	HSBC Bank USA N.A., 4.875%, 08/24/20	325
1,185	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	1,221
650	PNC Funding Corp., 4.375%, 08/11/20	660
2,000	Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 08/25/14 (e)	2,109
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,139
1,020	Svenska Handelsbanken AB, (Sweden), 5.125%, 03/30/20 (e)	1,108
		9,903
	Consumer Finance — 0.7%
	Ford Motor Credit Co. LLC,
185	7.000%, 04/15/15	191
295	8.700%, 10/01/14	322
590	GMAC, Inc., 6.750%, 12/01/14	586
1,325	HSBC Finance Corp., 5.000%, 06/30/15	1,429
		2,528
	Diversified Financial Services — 2.6%
930	AngloGold Ashanti Holdings plc, (Isle of Man), 5.375%, 04/15/20 (m)	972
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	445
1,340	5.650%, 05/01/18 (m)	1,393
1,075	6.500%, 08/01/16 (m)	1,201
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	887
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	439
400	5.500%, 10/15/14 (m)	426
1,285	6.000%, 08/15/17 (m)	1,377
1,095	8.500%, 05/22/19 (m)	1,339
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,177
560	Teco Finance, Inc., 5.150%, 03/15/20	612
		10,268
	FDIC Guaranteed Securities (˜) — 2.7%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,484
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,437
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,451
		10,372
	Insurance — 2.3%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,103
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,662

SEE NOTES TO FINANCIAL STATEMENTS.

50   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	4,088
1,000	VAR, 0.667%, 06/26/12 (e)	991
		8,844
	Thrifts & Mortgage Finance — 0.2%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	913
	Total Financials	52,218
	Health Care — 1.3%
	Health Care Equipment & Supplies — 0.5%
1,150	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	1,251
295	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	296
260	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	278
		1,825
	Health Care Providers & Services — 0.8%
180	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	187
235	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	244
1,424	HCA, Inc., PIK, 10.375%, 11/15/16	1,529
290	Health Management Associates, Inc., 6.125%, 04/15/16	281
250	Tenet Healthcare Corp., 9.250%, 02/01/15	261
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	252
295	US Oncology, Inc., 9.125%, 08/15/17	305
		3,059
	Pharmaceuticals — 0.0% (g)
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	41
120	7.875%, 07/15/20 (e)	125
		166
	Total Health Care	5,050
	Industrials — 2.5%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	186
165	Sequa Corp., 11.750%, 12/01/15 (e)	170
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	206
30	Triumph Group, Inc., 8.000%, 11/15/17	30
		592
	Building Products — 0.4%
65	Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16 (m)	69
1,445	Owens Corning, 6.500%, 12/01/16	1,548
		1,617
	Commercial Services & Supplies — 0.4%
	ACCO Brands Corp.,
115	7.625%, 08/15/15 (m)	110
205	10.625%, 03/15/15 (m)	225
215	Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	221
460	Iron Mountain, Inc., 6.625%, 01/01/16	460
200	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	210
225	Waste Management, Inc., 4.750%, 06/30/20	241
		1,467
	Construction & Engineering — 0.0% (g)
	Esco Corp.,
30	8.625%, 12/15/13 (e) (m)	31
60	VAR, 4.412%, 12/15/13 (e) (m)	54
		85
	Industrial Conglomerates — 0.8%
960	General Electric Co., 5.250%, 12/06/17	1,077
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,093
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	842
		3,012
	Industrial Machinery — 0.1%
115	Baldor Electric Co., 8.625%, 02/15/17 (m)	121
250	General Cable Corp., 7.125%, 04/01/17	252
		373
	Machinery — 0.1%
115	Case New Holland, Inc., 7.750%, 09/01/13 (m)	121
250	Terex Corp., 8.000%, 11/15/17	239
		360
	Road & Rail — 0.5%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	101
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	989
110	Hertz Corp. (The), 8.875%, 01/01/14	113
196	RailAmerica, Inc., 9.250%, 07/01/17	213
245	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	250
245	United Rentals North America, Inc., 9.250%, 12/15/19	260
		1,926

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   51

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Trading Companies & Distributors — 0.0% (g)
140	Interline Brands, Inc., 8.125%, 06/15/14	142
	Total Industrials	9,574
	Information Technology — 1.9%
	Communications Equipment — 0.3%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	237
142	PIK, 10.875%, 11/01/15 (m)	134
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	727
		1,098
	Electronic Equipment, Instruments & Components — 0.2%
315	Aeroflex, Inc., 11.750%, 02/15/15 (m)	337
	NXP B.V./NXP Funding LLC, (Netherlands),
260	9.750%, 08/01/18 (e)	268
157	10.000%, 07/15/13 (e)	170
		775
	Internet Software & Services — 0.1%
255	GXS Worldwide, Inc., 9.750%, 06/15/15 (e)	245
	IT Services — 0.4%
	First Data Corp.,
690	9.875%, 09/24/15	524
484	PIK, 10.550%, 09/24/15	365
755	SunGard Data Systems, Inc., 10.250%, 08/15/15	792
		1,681
	Office Electronics — 0.5%
	Xerox Corp.,
1,255	4.250%, 02/15/15	1,337
550	8.250%, 05/15/14	659
		1,996
	Semiconductors & Semiconductor Equipment — 0.1%
265	Amkor Technology, Inc., 9.250%, 06/01/16 (m)	280
100	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	103
		383
	Software — 0.3%
250	JDA Software Group, Inc., 8.000%, 12/15/14 (e)	261
710	Oracle Corp., 6.125%, 07/08/39	857
		1,118
	Total Information Technology	7,296
	Materials — 1.4%
	Chemicals — 0.2%
	Huntsman International LLC,
240	5.500%, 06/30/16	226
80	7.375%, 01/01/15	78
225	PolyOne Corp., 8.875%, 05/01/12	239
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	310
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	46
		899
	Containers & Packaging — 0.2%
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17 (e)	39
560	9.875%, 10/15/14	570
105	Solo Cup Co., 8.500%, 02/15/14	89
		698
	Metals & Mining — 0.7%
445	Anglo American Capital plc, (United Kingdom), 9.375%, 04/08/19 (e) (m)	593
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	108
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (e) (m)	176
200	FMG Resources August 2006 Pty Ltd., (Australia), 10.625%, 09/01/16 (e) (m)	232
145	Novelis, Inc., (Canada), 7.250%, 02/15/15	145
520	Teck Resources Ltd., (Canada), 9.750%, 05/15/14	644
450	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/21/36	513
400	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	448
		2,859
	Paper & Forest Products — 0.3%
	Georgia-Pacific LLC,
120	7.000%, 01/15/15 (e)	124
195	7.125%, 01/15/17 (e)	206
385	International Paper Co., 7.300%, 11/15/39	434
110	NewPage Corp., 11.375%, 12/31/14	89
270	P.H. Glatfelter Co., 7.125%, 05/01/16	272
		1,125
	Total Materials	5,581
	Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 3.9%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,741

SEE NOTES TO FINANCIAL STATEMENTS.

52   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	838
175	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	175
310	GCI, Inc., 8.625%, 11/15/19	325
	PAETEC Holding Corp.,
280	8.875%, 06/30/17	290
315	9.500%, 07/15/15	314
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18 (e)	125
420	7.500%, 02/15/14	428
810	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	910
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.855%, 02/04/13	2,165
3,940	5.984%, 06/20/11 (m)	4,088
670	Verizon Communications, Inc., 8.750%, 11/01/18	903
435	Wind Acquisition Finance S.A., (Luxembourg), 12.000%, 12/01/15 (e)	459
430	Windstream Corp., 8.625%, 08/01/16	444
		15,205
	Wireless Telecommunication Services — 0.9%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,825
120	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e) (m)	129
300	iPCS, Inc., PIK, 3.716%, 05/01/14	279
290	MetroPCS Wireless, Inc., 9.250%, 11/01/14	301
	Sprint Capital Corp.,
320	6.900%, 05/01/19	301
465	8.750%, 03/15/32	448
		3,283
	Total Telecommunication Services	18,488
	Utilities — 3.2%
	Electric Utilities — 0.8%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	721
212	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	204
100	Mirant Americas Generation LLC, 8.500%, 10/01/21	90
1,010	Nevada Power Co., 7.125%, 03/15/19	1,246
630	Nisource Finance Corp., 6.800%, 01/15/19	742
165	Progress Energy, Inc., 6.000%, 12/01/39	189
		3,192
	Gas Utilities — 1.5%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,129
860	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	1,075
720	Kinder Morgan Energy Partners LP, 6.850%, 02/15/20	850
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,663
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	798
390	Williams Partners LP, 6.300%, 04/15/40	433
		5,948
	Independent Power Producers & Energy Traders — 0.2%
80	AES Corp. (The), 8.000%, 10/15/17 (m)	84
300	Dynegy Holdings, Inc., 7.625%, 10/15/26	165
	Energy Future Holdings Corp.,
220	10.000%, 01/15/20 (e) (m)	212
82	10.875%, 11/01/17 (m)	49
320	NRG Energy, Inc., 7.375%, 02/01/16	322
		832
	Multi-Utilities — 0.7%
1,065	DTE Energy Co., 7.625%, 05/15/14 (m)	1,251
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	468
130	Mirant North America LLC, 7.375%, 12/31/13	133
730	Xcel Energy, Inc., 4.700%, 05/15/20	796
		2,648
	Total Utilities	12,620
	Total Corporate Bonds (Cost $138,421)	146,997
Mortgage Pass-Through Securities — 35.9%
5,800	Federal Home Loan Mortgage Corp., TBA, 5.000%, 10/15/38	6,140
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
12	6.000%, 02/01/11 – 04/01/11 (m)	13
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
10,100	TBA, 4.500%, 09/15/39	10,592
1,825	TBA, 5.000%, 09/15/39	1,936
5,500	TBA, 5.500%, 09/15/39	5,870
8,215	TBA, 6.000%, 09/15/39	8,829
1,300	TBA, 6.500%, 09/15/39	1,413
98	6.000%, 01/01/35 (m)	106
22	7.000%, 12/01/25 – 02/01/26 (m)	25
66	7.500%, 10/01/26 – 02/01/27 (m)	75
46	8.000%, 04/01/26 – 07/01/26 (m)	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   53

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 15 Year, Single Family,
10,750	TBA, 4.000%, 10/25/25	11,264
4,035	TBA, 5.000%, 09/25/24	4,291
	Federal National Mortgage Association, 30 Year, Single Family,
15,060	TBA, 4.500%, 09/25/40	15,813
9,440	TBA, 5.000%, 09/25/39	10,024
20,005	TBA, 5.500%, 09/25/39	21,390
7,720	TBA, 6.000%, 09/25/39	8,311
1,185	TBA, 6.500%, 09/25/39	1,290
579	6.500%, 04/01/29 – 03/01/35 (m)	636
160	7.000%, 02/01/35 – 03/01/35	178
20	7.500%, 03/01/35	23
	Government National Mortgage Association, 30 Year, Single Family,
11,235	TBA, 4.000%, 09/15/40	11,702
8,500	TBA, 4.500%, 09/15/39	9,022
6,700	TBA, 5.000%, 09/15/39 (a)	7,199
2,700	TBA, 6.000%, 09/15/39	2,939
441	7.000%, 09/15/31	504
	Total Mortgage Pass-Through Securities (Cost $139,381)	139,638
Supranational — 0.8%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,801)	3,177
U.S. Government Agency Securities — 6.1%
1,800	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16 (m)	2,120
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	18,969
2,140	4.875%, 12/15/16 (m)	2,495
	Total U.S. Government Agency Securities (Cost $22,789)	23,584
U.S. Treasury Obligations — 9.2%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,521
675	4.375%, 05/15/40 (m)	779
170	4.500%, 08/15/39 (m)	200
2,940	4.625%, 02/15/40 (m)	3,527
500	5.000%, 05/15/37 (m)	638
1,097	8.750%, 08/15/20 (m)	1,703
	U.S. Treasury Notes,
2,745	1.375%, 01/15/13 (m)	2,796
1,115	2.125%, 11/30/14 (m)	1,161
720	2.250%, 01/31/15 (m)	753
1,245	2.500%, 03/31/15 (m)	1,316
725	2.500%, 04/30/15 (m)	767
3,900	2.625%, 07/31/14 (m)	4,142
775	2.625%, 12/31/14 (m)	823
2,165	2.625%, 08/15/20 (m)	2,193
118	3.000%, 09/30/16 (m)	127
416	3.250%, 12/31/16 (m)	453
4,025	3.375%, 11/15/19 (m)	4,347
1,305	3.500%, 05/15/20 (m)	1,422
3,249	3.625%, 08/15/19 (m)	3,583
3,095	3.625%, 02/15/20 (m)	3,406
	Total U.S. Treasury Obligations (Cost $33,058)	35,657

SHARES
Common Stock — 0.0%
Consumer Discretionary — 0.0% (g)
Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	109

NUMBER OF CONTRACTS
Option Purchased — 0.2%
Call Options Purchased — 0.1%
591	90 Day Eurodollar Futures, Expiring 09/13/10 $99.63, American Style	107

NOTIONAL AMOUNT($)
	Receiver Option Purchased on Interest Rate Swap:
11,823	Expiring 09/22/10. If exercised the Fund receives semi-annually 1.060% and pays quarterly floating 3 month LIBOR expiring 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	72
	Total Call Options Purchased (Cost $74)	179
	Receiver/Payer Straddles on Interest Rate Swaps — 0.1%
2,386	Expiring 08/26/11. If exercised the Fund pays/receives semi-annually 2.873% and receives/pays quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r)	174
3,806	Expiring 09/03/10. If exercised the Fund pays/receives quarterly 3.565% and receives/pays quarterly floating 3 month LIBOR terminating 09/07/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	370
	Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $319)	544

SEE NOTES TO FINANCIAL STATEMENTS.

54   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Put Options Purchased — 0.0% (g)
95	1 Year Eurodollar Mid-Curve, Expiring 09/10/10 $98.50, American Style	1
95	2 Year Eurodollar Mid-Curve, Expiring 06/11/10 $98.00, American Style	—	(h)
58	2 Year Eurodollar Mid-Curve, Expiring 06/11/10 $98.25, American Style	1

NOTIONAL AMOUNT($)
	Payer Option Purchased on Interest Rate Swap:
11,823	Expiring 09/22/10. If exercised the Fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR expiring 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	—
	Total Put Options Purchased (Cost $62)	2
	Total Options Purchased (Cost $455)	725

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 27.7%
	U.S. Treasury Obligations — 0.4%
	U.S. Treasury Bills
825	0.145%, 01/13/11 (k) (m) (n)	825
685	0.166%, 09/02/10 (m) (n)	685
		1,510

SHARES
	Investment Company — 27.3%
106,285	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l) (m)	106,285
	Total Short-Term Investments (Cost $107,795)	107,795
	Total Investments —136.5% (Cost $512,012)	530,742
	Liabilities in Excess of Other Assets — (36.5)%	(142,001)
	NET ASSETS — 100.0%	$388,741

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (4,449)	FNMA, 30 Year, Single Family, TBA, 4.000%, 09/25/40	$(4,607)
	(Proceeds received of $4,561.)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 08/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
88	10 Year U.S. Treasury Note	12/21/10	$11,055	$58
143	30 Year U.S. Treasury Bond	12/21/10	19,310	153
21	2 Year U.S. Treasury Note	12/31/10	4,602	— (h)
104	5 Year U.S. Treasury Note	12/31/10	12,513	38
57	Eurodollar	03/14/11	14,182	21
6	Eurodollar	06/13/11	1,492	— (h)
	Short Futures Outstanding
(16)	Eurodollar	12/13/10	(3,983)	— (h)
(66)	10 Year U.S. Treasury Note	12/21/10	(8,291)	(27)
(90)	2 Year U.S. Treasury Note	12/31/10	(19,723)	(5)
(64)	5 Year U.S. Treasury Note	12/31/10	(7,701)	(17)
(51)	Eurodollar	09/19/11	(12,665)	(49)
(6)	Eurodollar	09/17/12	(1,480)	(1)
				$171

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   55

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

OPTIONS WRITTEN

Put Options Written

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	$11,818	$—	(h)
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	20,751	(3)
(Premiums received of $82.)					$(3)

*	European Style

**	The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647%	$110	$14	$(7)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.428	640	5	(6)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	7.051	25	2	(1)
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	2.133	900	39	(42)
Citibank, N.A.:
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	350	15	(21)
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.745	200	(3)	3
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.548	900	(19)	31
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	2.294	250	14	(10)
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.441	350	20	(15)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	300	(3)	4
Credit Suisse International:
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	450	32	(13)
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	03/20/15	2.203	180	9	(6)
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.294	660	7	10
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	1,500	(142)	(60)
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	09/20/15	8.686	200	26	(21)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	7.051	203	14	(12)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	450	32	(13)
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/15	2.440	210	13	(15)
Kingdom of the Netherlands, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.470	340	3	(3)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	3,000	(284)	(27)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.604	3,000	(284)	65
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.655	1,800	(176)	112
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.708	450	29	(13)
PMI Group Inc. (The), 6.000%, 09/15/16	5.000% quarterly	09/20/15	9.204	50	7	(26)
Republic of Austria, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.835	6,100	(197)	—
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	09/20/15	0.842	300	(3)	3
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	0.000	290	—	—
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	250	10	(13)

SEE NOTES TO FINANCIAL STATEMENTS.

56   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Morgan Stanley Capital Services:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/15	1.329	200	3	(1)
Gap Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/15	0.728	250	(4)	5
iStar Financial Inc., 5.950%, 10/15/13	5.000% quarterly	09/20/15	16.795	130	31	(31)
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	09/20/15	2.330	130	8	(7)
TJX Cos. Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.745	200	(3)	3
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.449	200	4	(1)
Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	800	5	— (h)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	850	6	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.412	850	6	(7)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/15	1.922	400	15	(1)
Union Bank of Switzerland AG:
American International Group, Inc., 6.250%, 05/01/36	5.000% quarterly	09/20/15	3.460	300	(23)	26
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.808	290	(3)	4
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.808	300	(3)	4
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647	110	14	(10)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	8.647	110	14	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.428	450	4	(2)
Eastman Chemical Co., 7.600%, 02/01/27	1.000% quarterly	09/20/15	0.928	350	(2)	4
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	6.810	190	7	(14)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	6.810	460	16	(4)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	450	32	(11)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.784	450	32	(21)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	130	(1)	2
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.845	290	(3)	4
Kohl’s Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/15	1.050	130	— (h)	— (h)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.754	450	32	(19)
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/15	0.857	130	(1)	2
MBIA, Inc., 6.625%, 10/01/28	5.000% quarterly	09/20/13	9.532	130	13	(16)
MBIA, Inc., 6.625%, 10/01/28	5.000% quarterly	09/20/13	9.532	290	30	(29)
MGIC Investment Corp,, 5.375%, 11/01/15	5.000% quarterly	09/20/15	5.536	130	2	(4)
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	09/20/15	1.427	600	11	(8)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.548	400	(8)	14
Staples, Inc., 9.750%, 01/15/14	1.000% quarterly	09/20/15	1.409	200	3	(3)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	300	13	(11)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.951	300	13	(12)
					$(557)	$(258)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651%	$260	$168	$(148)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	200	(23)	27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   57

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	3,400	535	(897)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	200	(23)	27
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	270	(31)	27
CMBX.NA.A.2.1	0.150% monthly	03/15/49	10.640	150	68	(78)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	8.643	450	177	(204)
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	29.122	140	108	(103)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	150	125	(122)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	42.295	180	147	(153)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	42.295	210	172	(168)
Credit Suisse International:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	180	116	(125)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	1,500	76	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	2,500	127	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	3,500	179	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	5,000	255	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	4.000	900	131	(265)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	42.332	180	148	(153)
Deutsche Bank AG, New York:
CDX.EM.13.1	5.000% semi-annually	06/20/15	2.629	130	(15)	16
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	250	(28)	25
CMBX.NA.A.2.1	0.150% monthly	03/15/49	10.640	130	59	(53)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.178	5,000	255	(962)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	140	116	(115)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	340	282	(283)
Morgan Stanley Capital Services:
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	250	(28)	29
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	140	80	(80)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	10.640	150	68	(78)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	10.640	150	68	(75)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	10.640	260	117	(103)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	140	91	(81)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	4.000	260	38	(33)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.111	210	174	(173)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	5,500	865	(1,875)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	25.602	11,375	1,789	(2,098)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	250	(28)	25
CDX.EM.13.1	5.000% quarterly	06/20/15	2.629	260	(30)	29
CMBX.NA.A.2.1	0.250% monthly	03/15/49	15.141	270	154	(186)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	70	45	(49)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	90	58	(63)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	160	103	(113)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	180	117	(125)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.651	270	175	(188)
					$6,980	$(11,809)

SEE NOTES TO FINANCIAL STATEMENTS.

58   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Credit Default Swaps—Sell Protection [2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	2.239%	$900	$(43)	$36
Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	350	(14)	17
Kingdom of Spain, 5.500%, 07/30/17*	1.000% quarterly	06/20/11	2.418	130	(1)	— (h)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	40.264	130	(21)	21
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	70	(37)	35
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	110	(59)	62
Credit Suisse International:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	450	(16)	10
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	2.239	900	(43)	24
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	03/20/15	2.298	180	(9)	7
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	140	(78)	80
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	210	(117)	119
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	175	(106)	104
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.829	450	(14)	9
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	450	(16)	10
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	40.264	130	(21)	29
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	39.780	130	(29)	33
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	70	(37)	25
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	70	(37)	37
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	110	(59)	55
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	110	(59)	57
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	130	(69)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	130	(69)	70
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	70	(39)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	80	(48)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	80	(48)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	90	(54)	53
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	225	(136)	123
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	70	(43)	31
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	70	(43)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	110	(67)	64
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.337	3,000	314	(59)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	2.337	3,000	314	(115)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	2.387	1,800	195	(124)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	4.221	150	6	(2)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	4.221	170	7	(2)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.014	2,000	234	330
HSBC Bank, N.A.:
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	10.134	320	(9)	13
Royal Bank of Scotland:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	400	(14)	1

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   59

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Union Bank of Switzerland AG:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.859	450	(15)	8
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	250	(10)	12
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	300	(12)	10
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.911	300	(12)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	10.890	80	(14)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	10.890	250	(45)	29
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	19.109	110	(40)	23
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	19.109	110	(40)	23
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	80	(43)	41
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	80	(43)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	120	(64)	60
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	130	(69)	42
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	41.933	350	(187)	177
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	80	(45)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	42.443	130	(72)	73
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	41.346	225	(136)	124
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	41.275	80	(49)	48
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.478	400	(24)	14
					$(1,305)	$2,154

SEE NOTES TO FINANCIAL STATEMENTS.

60   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 08/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.290%	$4,000	$52	$116
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.984	260	(194)	181
Credit Suisse International:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.290	2,000	26	75
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.914	900	(85)	212
Citibank, N.A.;
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	3,100	(1,669)	2,107
Deutsche Bank AG, New York:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.000	290	—	—
Morgan Stanley Capital Services:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	1.149	400	(2)	2
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.984	140	(104)	98
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.914	260	(25)	23
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	800	(431)	566
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	5,000	(2,693)	3,625
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	33.534	11,375	(6,126)	6,126
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	10.279	450	(199)	229
					$(11,450)	$13,360

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   61

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	1.760% semi-annually	3 month LIBOR quarterly	09/10/15	$2,064	$(18)	$—
Barclays Bank plc	3 month LIBOR quarterly	2.869% semi-annually	09/10/20	1,112	38	—
Deutsche Bank AG, New York	1.605% semi-annually	3 month LIBOR quarterly	02/28/15	3,378	(13)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.927% semi-annually	08/13/20	2,256	37	—
Deutsche Bank AG, New York	2.869% semi-annually	1 month LIBOR quarterly	09/07/20	3,806	(157)	—
					$(113)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Locks

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Deutsche Bank AG, New York (†)	United States Treasury Note, 1.750%, 07/31/15	101.91	09/23/10	$8,397	$—	$—
Deutsche Bank AG, New York (††)	United States Treasury Bond, 3.875%, 08/15/40	105.98	09/23/10	2,291	—	—
Morgan Stanley Capital Services (††)	United States Treasury Note, 1.125%, 12/15/12	101.18	09/20/10	7,256	6	—
					$6	$—

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

62   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

ADR—	American Depositary Receipt

ARS—	Argentine Peso

BRL—	Brazilian Real

CDX—	Credit Derivative Index

CLN—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of August 31, 2010. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP—	Chilean Peso

CMO—	Collateralized Mortgage Obligation

DA—	Development Authority

ETF—	Exchange Traded Fund

ETN—	Exchange Traded Note

EUR—	Euro

IDR—	Indonesian Rupiah

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2010. The rate may be subject to a cap and floor.

ILS—	Israeli Shekel

INR—	Indian Rupee

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY—	Japanese Yen

KRW—	Korean Won

LIBOR—	London Interbank Offered Rate

MXN—	Mexican Peso

MYR—	Malaysian Ringgit

PEN—	Peruvian Nuevo Sol

PHP—	Philippine Peso

PIK—	Payment-in-Kind

PLN—	Polish Zloty

Reg.S—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS—	Real Estate Mortgage Investment Conduits

RUB—	Russian Ruble

SGD—	Singapore Dollar

SPDR—	Standard & Poor’s Depository Receipts

STRIPS—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2010.

TBA—	To Be Announced

THB—	Turkish Baht

TRY—	New Turkish Lira

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

Yankee—	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

YCC—	Yield Curve Certificate

ZAR—	South African Rand

˜—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

ˆ—	Unsettled security, coupon rate is undetermined at August 31, 2010.

†—	The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Emerging Markets Debt Fund	$1,570
Strategic Income Opportunities Fund	75,020
Total Return Fund	7,030

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments (amounts in thousands):

Fund	Value		Percentage
Emerging Markets Debt Fund	$8,008		2.9%
Strategic Income Opportunities Fund	43,379		0.4
Total Return Fund	—	(h)	—	(g)

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)—	The rate shown is the current yield as of August 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   63

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(o)—	CLN issuer is in bankruptcy.

(r)—	Rates shown are per annum and payments are as described.

(x)—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

64   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Emerging Markets Debt Fund	Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$274,665	$173,484
Investments in affiliates, at value	4,389	949
Investments in affiliates — restricted, at value	1,570	—
Total investment securities, at value	280,624	174,433
Foreign currency, at value	40	—
Receivables:
Investment securities sold	2,242	3,554
Fund shares sold	646	627
Interest and dividends	5,041	607
Variation margin on futures contracts	137	3
Unrealized appreciation on forward foreign currency exchange contracts	1,353	—
Outstanding swap contracts, at value	236	—
Total Assets	290,319	179,224

LIABILITIES:
Payables:
Dividends	306	—
Investment securities purchased	1,731	3,870
Fund shares redeemed	109	182
Interest (See Note 8)	238	—
Unrealized depreciation on forward foreign currency exchange contracts	1,255	—
Outstanding swap contracts, at value	1,296	—
Accrued liabilities:
Investment advisory fees	106	45
Administration fees	21	13
Shareholder servicing fees	28	10
Distribution fees	13	41
Custodian and accounting fees	37	91
Collateral management fees	4	—
Trustees’ and Chief Compliance Officer’s fees	4	1
Other	72	60
Total Liabilities	5,220	4,313
Net Assets	$285,099	$174,911

SEE NOTES TO FINANCIAL STATEMENTS.

66   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Emerging Markets Debt Fund	Real Return Fund
NET ASSETS:
Paid in capital	$342,320	$169,041
Accumulated undistributed (distributions in excess of) net investment income	380	(43)
Accumulated net realized gains (losses)	(71,699)	(5,635)
Net unrealized appreciation (depreciation)	14,098	11,548
Total Net Assets	$285,099	$174,911

Net Assets:
Class A	$43,824	$36,154
Class C	9,927	54,335
Class R5	107,790	—
Institutional Class	—	47,916
Select Class	123,558	36,506
Total	$285,099	$174,911

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	5,430	3,741
Class C	1,231	5,669
Class R5	13,333	—
Institutional Class	—	4,923
Select Class	15,294	3,760

Net Asset Value:
Class A — Redemption price per share	$8.07	$9.66
Class C — Offering price per share(a)	8.07	9.58
Class R5 — Offering and redemption price per share	8.08	—
Institutional Class — Offering and redemption price per share	—	9.73
Select Class — Offering and redemption price per share	8.08	9.71
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$8.38	$10.04

Cost of investments in non-affiliates	$259,868	$161,942
Cost of investments in affiliates	4,389	949
Cost of investments in affiliates — restricted	1,570	—
Cost of foreign currency	40	—
Premiums paid on swaps	14	—
Premiums received on swaps	151	—

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   67

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Strategic Income Opportunities Fund	Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$3,996,414	$424,457
Investments in affiliates, at value	5,752,011	99,255
Investments in affiliates — restricted, at value	75,020	7,030
Total investment securities, at value	9,823,445	530,742
Cash	616	—
Receivables:
Investment securities sold	86,299	1,296
Investment securities sold—delayed delivery securities	197,538	28,898
Fund shares sold	84,034	1,239
Interest and dividends	64,925	2,724
Variation margin on futures contracts	232	139
Unrealized appreciation on unfunded commitments	15	—
Outstanding swap contracts, at value	194,975	9,020
Total Assets	10,452,079	574,058

LIABILITIES:
Payables:
Dividends	15,100	1,287
TBA sale commitment, at value	199,207	4,607
Investment securities purchased	123,374	1,353
Investment securities purchased — delayed delivery securities	7,052	162,266
Fund shares redeemed	34,568	23
Unrealized depreciation on forward foreign currency exchange contracts	1	—
Outstanding options written, at fair value	98	3
Outstanding swap contracts, at value	247,578	15,459
Accrued liabilities:
Investment advisory fees	2,466	85
Administration fees	252	32
Shareholder servicing fees	1,646	49
Distribution fees	947	1
Custodian and accounting fees	30	29
Collateral management fees	18	6
Trustees’ and Chief Compliance Officer’s fees	33	3
Other	165	114
Total Liabilities	632,535	185,317
Net Assets	$9,819,544	$388,741

SEE NOTES TO FINANCIAL STATEMENTS.

68   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Strategic Income Opportunities Fund	Total Return Fund
NET ASSETS:
Paid in capital	$9,673,804	$355,635
Accumulated undistributed (distributions in excess of) net investment income	916	(34)
Accumulated net realized gains (losses)	2,646	17,204
Net unrealized appreciation (depreciation)	142,178	15,936
Total Net Assets	$9,819,544	$388,741

Net Assets:
Class A	$1,854,290	$3,924
Class C	882,334	882
Class R5	529	64
Select Class	7,082,391	383,871
Total	$9,819,544	$388,741

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	159,801	359
Class C	76,083	81
Class R5	45	6
Select Class	609,144	35,053

Net Asset Value:
Class A — Redemption price per share	$11.60	$10.94
Class C — Offering price per share(a)	11.60	10.93
Class R5 — Offering and redemption price per share	11.63	10.95
Select Class — Offering and redemption price per share	11.63	10.95
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.05	$11.37

Cost of investments in non-affiliates	$3,849,591	$405,727
Cost of investments in affiliates	5,752,011	99,255
Cost of investments in affiliates — restricted	75,020	7,030
Proceeds from securities sold short	197,538	4,561
Premiums paid on swaps	199,613	12,870
Premiums received on swaps	246,022	16,317
Premiums received from options written	2,945	82

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7,681		$3,009
Dividend income from affiliates	5		2
Total investment income	7,686		3,011

EXPENSES:
Investment advisory fees	749		310
Administration fees	99		82
Distribution fees:
Class A	30		42
Class C	26		183
Shareholder servicing fees:
Class A	30		42
Class C	9		61
Class R5	17		—
Institutional Class	—		21
Select Class	143		65
Custodian and accounting fees	51		9
Collateral management fees	4		—
Interest expense to non-affiliates	15		—
Interest expense to affiliates	—	(a)	—
Professional fees	54		36
Trustees’ and Chief Compliance Officer’s fees	1		1
Printing and mailing costs	9		5
Registration and filing fees	30		23
Transfer agent fees	60		21
Other	4		5
Total expenses	1,331		906
Less amounts waived	(164)		(178)
Less earnings credits	—	(a)	—	(a)
Net expenses	1,167		728
Net investment income (loss)	6,519		2,283

SEE NOTES TO FINANCIAL STATEMENTS.

70   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Emerging Markets Debt Fund	Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$4,971	$1,000
Futures	(652)	(130)
Foreign currency transactions	390	—
Swaps	(631)	—
Net realized gain (loss)	4,078	870
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	7,815	6,090
Futures	300	42
Foreign currency translations	21	(2)
Swaps	1,169	—
Change in net unrealized appreciation (depreciation)	9,305	6,130
Net realized/unrealized gains (losses)	13,383	7,000
Change in net assets resulting from operations	$19,902	$9,283

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$155,317		$9,676
Dividend income from non-affiliates	1,518		13
Interest income from affiliates	32		—
Dividend income from affiliates	3,446		51
Total investment income	160,313		9,740

EXPENSES:
Investment advisory fees	20,519		573
Administration fees	4,208		176
Distribution fees:
Class A	2,148		1
Class C	2,953		2
Shareholder servicing fees:
Class A	2,148		1
Class C	984		1
Class R5	—	(a)	—	(a)
Select Class	8,267		476
Custodian and accounting fees	126		84
Interest expense to non-affiliates	—	(a)	—	(a)
Collateral management fees	18		6
Professional fees	137		53
Trustees’ and Chief Compliance Officer’s fees	47		2
Printing and mailing costs	91		19
Registration and filing fees	217		23
Transfer agent fees	856		3
Other	49		4
Total expenses	42,768		1,424
Less amounts waived	(8,550)		(254)
Less earnings credits	(1)		—	(a)
Net expenses	34,217		1,170
Net investment income (loss)	126,096		8,570

SEE NOTES TO FINANCIAL STATEMENTS.

72   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Strategic Income Opportunities Fund	Total Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$10,292	$9,478
Futures	(22,232)	1,769
Foreign currency transactions	616	6
Options written	1,452	60
Swaps	5,031	697
Net realized gain (loss)	(4,841)	12,010
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	21,605	7,629
Futures	1,693	61
Foreign currency translations	(175)	3
Options Written	2,917	63
Swaps	(5,630)	307
Unfunded commitments	10	—
Change in net unrealized appreciation (depreciation)	20,420	8,063
Net realized/unrealized gains (losses)	15,579	20,073
Change in net assets resulting from operations	$141,675	$28,643

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,519	$10,201	$2,283	$3,826
Net realized gain (loss)	4,078	(39,641)	870	643
Change in net unrealized appreciation (depreciation)	9,305	85,408	6,130	6,862
Change in net assets resulting from operations	19,902	55,968	9,283	11,331

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(768)	(664)	(445)	(620)
Class C
From net investment income	(204)	(203)	(516)	(556)
Class R5
From net investment income	(2,270)	(2,640)	—	—
Institutional Class
From net investment income	—	—	(593)	(1,098)
Select Class
From net investment income	(3,614)	(5,680)	(770)	(1,709)
Total distributions to shareholders	(6,856)	(9,187)	(2,324)	(3,983)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	84,881	(59,142)	(6,621)	86,959

NET ASSETS:
Change in net assets	97,927	(12,361)	338	94,307
Beginning of period	187,172	199,533	174,573	80,266
End of period	$285,099	$187,172	$174,911	$174,573
Accumulated undistributed (distributions in excess of) net investment income	$380	$717	$(43)	$(2)

SEE NOTES TO FINANCIAL STATEMENTS.

74   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$126,096	$91,439	$8,570	$29,365
Net realized gain (loss)	(4,841)	28,681	12,010	22,453
Change in net unrealized appreciation (depreciation)	20,420	124,664	8,063	76,960
Change in net assets resulting from operations	141,675	244,784	28,643	128,778

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(22,380)	(14,106)	(17)	(3)
From net realized gains	—	(3,577)	—	(2)
Class C
From net investment income	(8,419)	(6,183)	(9)	(3)
From net realized gains	—	(1,944)	—	(1)
Class R5
From net investment income	(7)	(7)	(1)	(3)
From net realized gains	—	(1)	—	(2)
Select Class
From net investment income	(93,189)	(70,206)	(8,201)	(30,788)
From net realized gains	—	(17,460)	—	(15,203)
Total distributions to shareholders	(123,995)	(113,484)	(8,228)	(46,005)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	2,550,565	6,774,244	11,478	(376,586)

NET ASSETS:
Change in net assets	2,568,245	6,905,544	31,893	(293,813)
Beginning of period	7,251,299	345,755	356,848	650,661
End of period	$9,819,544	$7,251,299	$388,741	$356,848
Accumulated undistributed (distributions in excess of) net investment income	$916	$(1,185)	$(34)	$(376)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$28,411	$18,676	$8,243	$29,319
Dividends and distributions reinvested	733	636	381	557
Cost of shares redeemed	(6,369)	(5,684)	(6,224)	(7,624)
Redemption fees	1	1	—	—
Change in net assets from Class A capital transactions	$22,776	$13,629	$2,400	$22,252
Class C
Proceeds from shares issued	$4,666	$3,372	$14,023	$42,496
Dividends and distributions reinvested	171	164	438	478
Cost of shares redeemed	(900)	(1,099)	(6,805)	(7,073)
Redemption fees	— (a)	— (a)	—	—
Change in net assets from Class C capital transactions	$3,937	$2,437	$7,656	$35,901
Class R5
Proceeds from shares issued	$46,661	$27,560	$—	$—
Dividends and distributions reinvested	2,233	2,528	—	—
Cost of shares redeemed	(110)	(1,064)	—	—
Redemption fees	1	3	—	—
Change in net assets from Class R5 capital transactions	$48,785	$29,027	$—	$—
Institutional Class
Proceeds from shares issued	$—	$—	$9,113	$9,119
Dividends and distributions reinvested	—	—	592	903
Cost of shares redeemed	—	—	—	(523)
Change in net assets from Institutional Class capital transactions	$—	$—	$9,705	$9,499
Select Class
Proceeds from shares issued	$32,815	$47,175	$3,617	$21,443
Dividends and distributions reinvested	1,134	2,063	757	1,691
Cost of shares redeemed	(24,568)	(153,479)	(30,756)	(3,827)
Redemption fees	2	6	—	—
Change in net assets from Select Class capital transactions	$9,383	$(104,235)	$(26,382)	$19,307

Total change in net assets from capital transactions	$84,881	$(59,142)	$(6,621)	$86,959

SEE NOTES TO FINANCIAL STATEMENTS.

76   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	3,542	2,614	875	3,197
Reinvested	94	88	40	61
Redeemed	(821)	(812)	(663)	(823)
Change in Class A Shares	2,815	1,890	252	2,435
Class C
Issued	588	467	1,496	4,660
Reinvested	22	23	47	53
Redeemed	(117)	(158)	(730)	(772)
Change in Class C Shares	493	332	813	3,941
Class R5
Issued	5,815	4,338	—	—
Reinvested	286	354	—	—
Redeemed	(14)	(152)	—	—
Change in Class R5 Shares	6,087	4,540	—	—
Institutional Class
Issued	—	—	964	988
Reinvested	—	—	63	99
Redeemed	—	—	—	(57)
Change in Institutional Class Shares	—	—	1,027	1,030
Select Class
Issued	4,171	6,761	384	2,332
Reinvested	146	291	80	186
Redeemed	(3,232)	(24,905)	(3,236)	(425)
Change in Select Class Shares	1,085	(17,853)	(2,772)	2,093

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$799,933	$1,405,517	$3,832	$— (a)
Dividends and distributions reinvested	20,374	15,912	8	5
Cost of shares redeemed	(322,329)	(89,033)	(13)	—
Change in net assets from Class A capital transactions	$497,978	$1,332,396	$3,827	$5
Class C
Proceeds from shares issued	$316,022	$600,038	$809	$53
Dividends and distributions reinvested	6,189	5,957	7	4
Cost of shares redeemed	(41,147)	(16,809)	(72)	—
Change in net assets from Class C capital transactions	$281,064	$589,186	$744	$57
Class R5
Proceeds from shares issued	$354	$203	$—	$— (a)
Dividends and distributions reinvested	7	8	1	5
Cost of shares redeemed	(111)	— (a)	—	—
Change in net assets from Class R5 capital transactions	$250	$211	$1	$5
Select Class
Proceeds from shares issued	$2,596,358	$5,144,979	$69,879	$78,731
Dividends and distributions reinvested	25,583	14,188	104	373
Cost of shares redeemed	(850,668)	(306,716)	(63,077)	(455,757)
Change in net assets from Select Class capital transactions	$1,771,273	$4,852,451	$6,906	$(376,653)

Total change in net assets from capital transactions	$2,550,565	$6,774,244	$11,478	$(376,586)

SEE NOTES TO FINANCIAL STATEMENTS.

78   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
SHARE TRANSACTIONS:
Class A
Issued	68,737	122,979	353	—
Reinvested	1,755	1,386	1	1
Redeemed	(27,733)	(7,733)	(1)	—
Change in Class A Shares	42,759	116,632	353	1
Class C
Issued	27,165	52,773	76	5
Reinvested	533	520	1	1
Redeemed	(3,541)	(1,463)	(7)	—
Change in Class C Shares	24,157	51,830	70	6
Class R5
Issued	29	18	—	—
Reinvested	1	1	— (a)	1
Redeemed	(9)	— (a)	—	—
Change in Class R5 Shares	21	19	— (a)	1
Select Class
Issued	222,527	448,966	6,644	7,978
Reinvested	2,198	1,236	10	37
Redeemed	(73,067)	(26,892)	(5,970)	(44,705)
Change in Select Class Shares	151,658	423,310	684	(36,690)

(a)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Contribution from affiliate
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$7.54	$0.24	$0.53	$0.77	$(0.24)	$—	$(0.24)	$—
Year Ended February 28, 2010	5.56	0.38	2.00	2.38	(0.40)	—	(0.40)	—
Year Ended February 28, 2009	8.41	0.55	(2.97)	(2.42)	(0.43)	—	(0.43)	—
Year Ended February 29, 2008	8.73	0.54	(0.18)	0.36	(0.53)	(0.15)	(0.68)	—
September 1, 2006 through February 28, 2007 (g)	8.39	0.21	0.37	0.58	(0.21)	(0.03)	(0.24)	—
June 30, 2006 (h) through August 31, 2006	7.93	0.08	0.46	0.54	(0.08)	—	(0.08)	—

Class C
Six Months Ended August 31, 2010 (Unaudited)	7.54	0.21	0.54	0.75	(0.22)	—	(0.22)	—
Year Ended February 28, 2010	5.55	0.37	1.98	2.35	(0.36)	—	(0.36)	—
Year Ended February 28, 2009	8.40	0.50	(2.95)	(2.45)	(0.40)	—	(0.40)	—
Year Ended February 29, 2008	8.73	0.50	(0.19)	0.31	(0.49)	(0.15)	(0.64)	—
September 1, 2006 through February 28, 2007 (g)	8.39	0.20	0.36	0.56	(0.19)	(0.03)	(0.22)	—
June 30, 2006 (h) through August 31, 2006	7.93	0.07	0.47	0.54	(0.08)	—	(0.08)	—

Class R5
Six Months Ended August 31, 2010 (Unaudited)	7.55	0.25	0.53	0.78	(0.25)	—	(0.25)	—
Year Ended February 28, 2010	5.56	0.42	2.00	2.42	(0.43)	—	(0.43)	—
Year Ended February 28, 2009	8.42	0.56	(2.96)	(2.40)	(0.46)	—	(0.46)	—
Year Ended February 29, 2008	8.73	0.60	(0.19)	0.41	(0.57)	(0.15)	(0.72)	—
September 1, 2006 through February 28, 2007 (g)	8.39	0.24	0.36	0.60	(0.23)	(0.03)	(0.26)	—
May 15, 2006 (h) through August 31, 2006	8.07	0.14	0.33	0.47	(0.15)	—	(0.15)	—

Select Class
Six Months Ended August 31, 2010 (Unaudited)	7.54	0.23	0.56	0.79	(0.25)	—	(0.25)	—
Year Ended February 28, 2010	5.56	0.49	1.91	2.40	(0.42)	—	(0.42)	—
Year Ended February 28, 2009	8.42	0.54	(2.95)	(2.41)	(0.45)	—	(0.45)	—
Year Ended February 29, 2008	8.74	0.56	(0.18)	0.38	(0.55)	(0.15)	(0.70)	—
September 1, 2006 through February 28, 2007 (g)	8.39	0.21	0.39	0.60	(0.22)	(0.03)	(0.25)	—
Year Ended August 31, 2006	9.29	0.45	0.42	0.87	(0.46)	(1.35)	(1.81)	0.04	(i)
Year Ended August 31, 2005	9.58	0.61	1.08	1.69	(0.67)	(1.31)	(1.98)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Amount rounds to less than $0.01.

(f)	Includes interest expense of 0.19%, 0.18%, 0.18%, and 0.17%, respectively.

(g)	The Fund changed its fiscal year end from August 31 to the last day of February.

(h)	Commencement of offering of class of shares.

(i)	Voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.

(j)	Includes interest expense of 0.01%.

(k)	Includes interest expense of 0.10%, 0.10%, 0.10%, and 0.11%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

80   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

		Ratios/Supplemental data
			Ratios to average net assets (a)
Redemption fees	Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—(e)	$8.07	10.34%	$43,824	1.35	%(k)	5.81%	1.51%	64%
—(e)	7.54	43.46	19,711	1.59	(f)	5.73	1.70	124
—(e)	5.56	(29.80)	4,025	1.45		7.18	1.46	63
—(e)	8.41	4.22	8,140	1.47		7.22	1.47	80
—(e)	8.73	6.96	2,154	1.50		5.20	1.59	68
—(e)	8.39	6.82	41	1.50		6.17	1.71	270

—(e)	8.07	10.09	9,927	1.85	(k)	5.30	2.01	64
—(e)	7.54	43.03	5,561	2.08	(f)	5.46	2.20	124
—(e)	5.55	(30.18)	2,253	1.95		6.60	1.96	63
—(e)	8.40	3.63	5,154	1.97		6.50	1.98	80
—(e)	8.73	6.73	1,332	2.00		4.66	2.09	68
—(e)	8.39	6.77	27	2.00		5.87	2.20	270

—(e)	8.08	10.56	107,790	0.90	(k)	6.26	1.06	64
—(e)	7.55	44.27	54,699	1.13	(f)	6.35	1.26	124
—(e)	5.56	(29.54)	15,046	1.01		7.77	1.03	63
—(e)	8.42	4.79	22,347	1.02		7.25	1.03	80
—(e)	8.73	7.15	8,571	1.05		5.42	1.14	68
—(e)	8.39	5.88	2,426	1.05		7.23	1.23	270

—(e)	8.08	10.59	123,558	1.11	(k)	6.10	1.26	64
—(e)	7.54	43.80	107,201	1.32	(f)	6.57	1.44	124
—(e)	5.56	(29.67)	178,209	1.21		7.55	1.23	63
—(e)	8.42	4.48	265,081	1.22		7.10	1.23	80
—(e)	8.74	7.17	125,421	1.25		4.98	1.35	68
—(e)	8.39	10.99 (i)	117,423	1.26	(j)	5.77	1.42	270
—(e)	9.29	19.87	34,448	1.25		6.56	1.72	337

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
Real Return Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$9.29	$0.12	$0.38	$0.50	$(0.13)	$9.66
Year Ended February 28, 2010	8.63	0.27	0.72	0.99	(0.33)	9.29
Year Ended February 28, 2009	10.13	0.22	(1.33)	(1.11)	(0.39)	8.63
Year Ended February 29, 2008	9.52	0.54	0.58	1.12	(0.51)	10.13
September 1, 2006 through February 28, 2007 (f)	9.51	0.04	0.03	0.07	(0.06)	9.52
Year Ended August 31, 2006 (g)	10.00	0.42	(0.46)	(0.04)	(0.45)	9.51

Class C
Six Months Ended August 31, 2010 (Unaudited)	9.22	0.09	0.37	0.46	(0.10)	9.58
Year Ended February 28, 2010	8.58	0.24	0.69	0.93	(0.29)	9.22
Year Ended February 28, 2009	10.08	0.16	(1.30)	(1.14)	(0.36)	8.58
Year Ended February 29, 2008	9.49	0.50	0.57	1.07	(0.48)	10.08
September 1, 2006 through February 28, 2007 (f)	9.50	0.02	0.02	0.04	(0.05)	9.49
Year Ended August 31, 2006 (g)	10.00	0.41	(0.50)	(0.09)	(0.41)	9.50

Institutional Class
Six Months Ended August 31, 2010 (Unaudited)	9.35	0.15	0.37	0.52	(0.14)	9.73
Year Ended February 28, 2010	8.68	0.39	0.64	1.03	(0.36)	9.35
Year Ended February 28, 2009	10.17	0.07	(1.15)	(1.08)	(0.41)	8.68
Year Ended February 29, 2008	9.55	0.54	0.63	1.17	(0.55)	10.17
September 1, 2006 through February 28, 2007 (f)	9.53	0.06	0.03	0.09	(0.07)	9.55
Year Ended August 31, 2006 (g)	10.00	0.49	(0.49)	—	(0.47)	9.53

Select Class
Six Months Ended August 31, 2010 (Unaudited)	9.33	0.16	0.35	0.51	(0.13)	9.71
Year Ended February 28, 2010	8.66	0.33	0.69	1.02	(0.35)	9.33
Year Ended February 28, 2009	10.16	0.19	(1.29)	(1.10)	(0.40)	8.66
Year Ended February 29, 2008	9.54	0.52	0.63	1.15	(0.53)	10.16
September 1, 2006 through February 28, 2007 (f)	9.53	0.06	0.02	0.08	(0.07)	9.54
Year Ended August 31, 2006 (g)	10.00	0.48	(0.49)	(0.01)	(0.46)	9.53

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Includes interest expense of 0.01%.

(f)	The Fund changed its fiscal year end from August 31 to the last day of February.

(g)	Commencement of operations was September 1, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

82   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

5.38%	$36,154	0.75%		2.56%	1.05%	26%
11.59	32,408	0.85		2.76	1.13	24
(11.29)	9,090	0.91	(e)	2.26	1.48	335
12.30	5,171	0.90		4.60	1.92	494
0.78	630	0.90		0.85	1.34	154
(0.33)	584	0.90		3.96	1.45	223

5.03	54,335	1.40		1.89	1.55	26
11.00	44,774	1.38		1.91	1.61	24
(11.64)	7,848	1.41	(e)	2.39	1.97	335
11.71	4,023	1.40		3.36	2.75	494
0.48	27	1.40		0.41	1.85	154
(0.80)	24	1.40		4.58	1.95	223

5.56	47,916	0.50		2.77	0.65	26
11.99	36,440	0.48		3.72	0.80	24
(10.90)	24,870	0.51	(e)	(5.77)	1.11	335
12.79	6,950	0.50		5.60	1.18	494
0.96	6,109	0.50		1.22	0.94	154
0.12	944	0.50		7.35	0.98	223

5.54	36,506	0.60		3.06	0.81	26
11.91	60,951	0.62		3.54	0.94	24
(11.11)	38,458	0.66	(e)	2.66	1.23	335
12.63	61,551	0.65		5.50	1.31	494
0.83	61,757	0.65		1.18	1.09	154
0.01	58,882	0.65		5.20	1.21	223

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$11.56	$0.15		$0.04		$0.19	$(0.15)	$—	$(0.15)
Year Ended February 28, 2010	9.96	0.41		1.66	(g)	2.07	(0.41)	(0.06)	(0.47)
October 13, 2008 (e) through February 28, 2009	10.00	0.09	(f)	0.15		0.24	(0.11)	(0.17)	(0.28)

Class C
Six Months Ended August 31, 2010 (Unaudited)	11.55	0.12		0.05		0.17	(0.12)	—	(0.12)
Year Ended February 28, 2010	9.96	0.36		1.66	(g)	2.02	(0.37)	(0.06)	(0.43)
October 13, 2008 (e) through February 28, 2009	10.00	0.08	(f)	0.15		0.23	(0.10)	(0.17)	(0.27)

Class R5
Six Months Ended August 31, 2010 (Unaudited)	11.59	0.16		0.05		0.21	(0.17)	—	(0.17)
Year Ended February 28, 2010	9.97	0.45		1.68	(g)	2.13	(0.45)	(0.06)	(0.51)
October 13, 2008 (e) through February 28, 2009	10.00	0.14	(f)	0.13		0.27	(0.13)	(0.17)	(0.30)

Select Class
Six Months Ended August 31, 2010 (Unaudited)	11.58	0.16		0.05		0.21	(0.16)	—	(0.16)
Year Ended February 28, 2010	9.97	0.43		1.67	(g)	2.10	(0.43)	(0.06)	(0.49)
October 13, 2008 (e) through February 28, 2009	10.00	0.11	(f)	0.15		0.26	(0.12)	(0.17)	(0.29)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Commencement of operations.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from operational errors. The impact was less than $0.01 to the net realized and unrealized gains (losses) on investments per share and less than 0.01% to total return.

SEE NOTES TO FINANCIAL STATEMENTS.

84   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.60	1.63%		$1,854,290	0.89%	2.63%	1.08%	41%
11.56	21.06	(g)	1,353,000	0.91	3.54	1.08	60
9.96	2.46		4,084	1.00	2.24	1.68	60

11.60	1.48		882,334	1.39	2.14	1.58	41
11.55	20.47	(g)	599,969	1.41	3.06	1.58	60
9.96	2.29		958	1.50	2.00	2.34	60

11.63	1.85		529	0.43	3.13	0.63	41
11.59	21.66	(g)	279	0.48	4.31	0.64	60
9.97	2.71		51	0.55	3.69	1.89	60

11.63	1.83		7,082,391	0.64	2.88	0.83	41
11.58	21.35	(g)	5,298,051	0.66	3.82	0.84	60
9.97	2.65		340,662	0.75	2.99	1.76	60

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$10.37	$0.22	$0.58		$0.80	$(0.23)	$—	$(0.23)
Year Ended February 28, 2010	9.15	0.50	1.58	(e)	2.08	(0.54)	(0.32)	(0.86)
June 16, 2008 (f) through February 28, 2009	10.00	0.35	(0.82)		(0.47)	(0.33)	(0.05)	(0.38)

Class C
Six Months Ended August 31, 2010 (Unaudited)	10.36	0.22	0.55		0.77	(0.20)	—	(0.20)
Year Ended February 28, 2010	9.15	0.42	1.59	(e)	2.01	(0.48)	(0.32)	(0.80)
June 16, 2008 (f) through February 28, 2009	10.00	0.31	(0.82)		(0.51)	(0.29)	(0.05)	(0.34)

Class R5
Six Months Ended August 31, 2010 (Unaudited)	10.37	0.25	0.57		0.82	(0.24)	—	(0.24)
Year Ended February 28, 2010	9.16	0.52	1.58	(e)	2.10	(0.57)	(0.32)	(0.89)
June 16, 2008 (f) through February 28, 2009	10.00	0.37	(0.82)		(0.45)	(0.34)	(0.05)	(0.39)

Select Class
Six Months Ended August 31, 2010 (Unaudited)	10.38	0.24	0.56		0.80	(0.23)	—	(0.23)
Year Ended February 28, 2010	9.15	0.53	1.57	(e)	2.10	(0.55)	(0.32)	(0.87)
June 16, 2008 (f) through February 28, 2009	10.00	0.34	(0.81)		(0.47)	(0.33)	(0.05)	(0.38)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. Without this payment, net realized and unrealized gain (losses) on investments per share would have been $1.56 and the total return would have been 23.37% for Select Class Shares. The impact was less than $0.01 to net realized and unrealized gains (losses) on investments per share and less than 0.01% total return for Class A, Class C and Class R5 Shares.

(f)	Commencement of operations.

(g)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

86   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.94	7.80%	$3,924	0.68%	4.01%	1.00%		234%
10.37	23.27 (e)	59	0.71	5.02	0.95		572
9.15	(4.80)	48	0.75	5.19	2.76	(g)	353

10.93	7.45	882	1.36	3.61	1.49		234
10.36	22.43 (e)	111	1.36	4.38	1.45		572
9.15	(5.17)	47	1.40	4.54	3.26	(g)	353

10.95	7.96	64	0.50	4.59	0.54		234
10.37	23.44 (e)	59	0.46	5.26	0.50		572
9.16	(4.56)	48	0.52	5.42	2.31	(g)	353

10.95	7.79	383,871	0.61	4.49	0.74		234
10.38	23.48 (e)	356,619	0.61	5.07	0.70		572
9.15	(4.74)	650,518	0.65	5.70	0.79	(g)	353

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   87

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. JPM I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 4 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5 and Select Class	Non-Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R5 and Select Class	Diversified

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R5, Select Class and Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

88   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

The following tables represent each valuation input by country or sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Bermuda	$—	$1,470	$—	$1,470
Brazil	—	7,840	1,188	9,028
China	—	1,454	—	1,454
Colombia	—	1,944	—	1,944
Hong Kong	—	1,247	—	1,247
Indonesia	—	3,215	—	3,215
Kazakhstan	—	7,791	—	7,791
Mexico	—	8,730	—	8,730
Philippines	—	2,609	—	2,609
Russia	—	9,000	—	9,000
Thailand	—	1,208	—	1,208
Trinidad & Tobago	—	409	—	409
Turkey	—	1,152	—	1,152
Ukraine	—	3,616	—	3,616
United Arab Emirates	—	1,306	—	1,306
Total Corporate Bonds	—	52,991	1,188	54,179
Foreign Government Securities	—	208,147	6,820	214,967
Supranational	—	2,158	—	2,158
U.S. Treasury Obligations	—	3,361	—	3,361
Short-Term Investment
Investment Company	5,959	—	—	5,959
Total Investments in Securities	$5,959	$266,657	$8,008	$280,624

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,353	$—	$1,353
Futures Contracts	129	—	—	129
Credit Default Swaps	$—	$373	$—	$373
Total Appreciation in Other Financial Instruments	$129	$1,726	$—	$1,855

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,255)	$—	$(1,255)
Credit Default Swaps	$—	$(1,296)	$—	$(1,296)
Total Depreciation in Other Financial Instruments	$—	$(2,551)	$—	$(2,551)

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   89

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Real Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$199	$—	$199
Collateralized Mortgage Obligations	—	245	—	245
U.S. Treasury Obligations	—	173,040	—	173,040
Short-Term Investment
Investment Company	949	—	—	949
Total Investments in Securities	$949	$173,484	$—	$174,433

Appreciation in Other Financial Instruments
Futures Contracts	$13	$—	$—	$13

Depreciation in Other Financial Instruments
Futures Contracts	$(7)	$—	$—	$(7)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$391	$—	$—		$391
Industrials	302	—	—		302
Information Technology	—	—	—	(a)	—	(a)
Materials	40,130	—	4,026		44,156
Total Common Stocks	40,823	—	4,026		44,849
Preferred Stocks
Consumer Discretionary	—	5,044	—		5,044
Financials	—	7,813	13,398		21,211
Information Technology	—	—	—	(a)	—	(a)
Total Preferred Stocks	—	12,857	13,398		26,255
Debt Securities
Asset-Backed Securities	—	91,049	—		91,049
Collateralized Mortgage Obligations	—	523,367	—		523,367
Commercial Mortgage-Backed Securities	—	4,448	—		4,448
Convertible Bonds
Materials	—	—	1,860		1,860
Corporate Bonds
Consumer Discretionary	—	716,464	—		716,464
Consumer Staples	—	160,534	—		160,534
Energy	—	158,852	—		158,852
Financials	—	444,355	19,996		464,351
Health Care	—	170,650	—		170,650
Industrials	—	381,827	376		382,203
Information Technology	—	166,343	—		166,343
Materials	—	241,196	1,440		242,636
Telecommunication Services	—	207,183	—		207,183
Utilities	—	97,414	—		97,414
Total Corporate Bonds	—	2,744,818	21,812		2,766,630

90   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mortgage Pass-Through Securities	$—	$7,087	$—		$7,087
Investment Companies	34,140	—	—		34,140
Exchange Traded Note	9,268	—	—		9,268
Loan Participations & Assignments
Consumer Discretionary	—	225,230	—		225,230
Consumer Staples	—	18,673	—		18,673
Energy	—	6,099	—		6,099
Financials	—	80,114	—		80,114
Industrials	—	12,299	—		12,299
Information Technology	—	12,147	—		12,147
Materials	—	19,311	2,283		21,594
Utilities	—	70,300	—		70,300
Total Loan Participations & Assignments	—	444,173	2,283		446,456
Options Purchased
Call Options Purchased	2,098	—	—		2,098
Payer Option Purchased on Interest Rate Swap	—	— (a)	—		— (a)
Put Options Purchased	83	—	—		83
Receiver Option Purchased on Interest Rate Swap	—	1,730	—		1,730
Receiver/Payer Straddles on Interest Rate Swaps	—	19,933	—		19,933
Rights
Materials	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	5,827,031	—	—		5,827,031
U.S. Treasury Obligations	—	17,161	—		17,161
Total Investments in Securities	$5,913,443	$3,866,623	$43,379		$9,823,445
Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(199,207)	$—		$(199,207)
Options Written
Payer Options Written on Interest Rate Swaps	—	(98)	—		(98)
Total Liabilities	$—	$(199,305)	$—		$(199,305)

Appreciation in Other Financial Instruments
Futures Contracts	$2,717	$—	$—		$2,717
Swaps	—	40,344	—		40,344
Unfunded Commitments	—	15	—		15
Total Appreciation in Other Financial Instruments	$2,717	$40,359	$—		$43,076

Depreciation in Other Financial Instruments
Futures Contracts	$(2,358)	$—	$—		$(2,358)
Forward Foreign Currency Exchange Contracts	—	(1)	—		(1)
Swaps	—	(46,538)	—		(46,538)
Total Depreciation in Other Financial Instruments	$(2,358)	$(46,539)	$—		$(48,897)

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   91

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$109	$—	$—		$109
Total Common Stocks	109	—	—		109
Debt Securities
Asset-Backed Securities	—	28,127	—		28,127
Collateralized Mortgage Obligations	—	30,073	—		30,073
Commercial Mortgage-Backed Securities	—	14,860	—		14,860
Corporate Bonds
Consumer Discretionary	—	14,930	—		14,930
Consumer Staples	—	13,661	—		13,661
Energy	—	7,579	—		7,579
Financials	—	52,218	— (b)		52,218
Health Care	—	5,050	—		5,050
Industrials	—	9,574	—		9,574
Information Technology	—	7,296	—		7,296
Materials	—	5,581	—		5,581
Telecommunication Services	—	18,488	—		18,488
Utilities	—	12,620	—		12,620
Total Corporate Bonds	—	146,997	— (b)		146,997
Mortgage Pass-Through Securities	—	139,638	—		139,638
Supranational	—	3,177	—		3,177
U.S. Government Agency Securities	—	23,584	—		23,584
U.S. Treasury Obligations	—	35,657	—		35,657
Options Purchased
Call Options Purchased	107	—	—		107
Payer Option Purchased on Interest Rate Swaps	—	— (a)	—		— (a)
Put Options Purchased	2	—	—		2
Receiver Option Purchased on Interest Rate Swaps	—	72	—		72
Receiver/Payer Straddles on Interest Rate Swaps	—	544	—		544
Short-Term Investments
Investment Companies	106,285	—	—		106,285
U.S. Treasury Obligations	—	1,510	—		1,510
Total Investments in Securities	$106,503	$424,239	$—	(b)	$530,742
Liabilities
Debt Securities
Mortgage Pass Through Securities	$—	$(4,607)	$—		$(4,607)
Options Written
Payer Options Written on Interest Rate Swaps	—	(3)	—		(3)
Total Liabilities	$—	$(4,610)	$—		$(4,610)
Appreciation in Other Financial Instruments
Futures Contracts	$270	$—	$—		$270
Swaps	—	3,448	—		3,448
Total Appreciation in Other Financial Instruments	$270	$3,448	$—		$3,718
Depreciation in Other Financial Instruments
Futures Contracts	$(99)	$—	$—		$(99)
Swaps	—	(6,440)	—		(6,440)
Total Depreciation in Other Financial Instruments	$(99)	$(6,440)	$—		$(6,539)

(a)	Security has zero value.

(b)	Amount rounds to less than $1,000.

92   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Emerging Markets Debt Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Corporate Bonds — Brazil	$1,238	$—	$(50)	$—	$—	$—	$—	$1,188
Corporate Bonds — Mexico	1,330	(827)	1,096	(261)	(1,338)	—	—	—
Foreign Government Securities — Dominican Republic	1,989	—	81	—	—	—	—	2,070
Foreign Government Securities — Ghana	2,064	(556)	627	(6)	(42)	—	—	2,087
Foreign Government Securities — Indonesia	1,524	87	120	(28)	(918)	1,878	—	2,663
Total	$8,145	$(1,296)	$1,874	$(295)	$(2,298)	$1,878	$—	$8,008

Strategic Income Opportunities Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)		Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Common Stocks — Information Technology	$—	$—	$—	$—	$—	(a)	$—	$—	$—	(a)
Common Stocks — Materials	—	—	(632)	—	—		4,658	—	4,026
Convertible Bonds — Materials	—	—	—	—	1,860		—	—	1,860
Corporate Bonds — Financials	16,283	768	(6)	258	2,693		—	—	19,996
Corporate Bonds — Industrials	875	—	31	—	—		—	(530)	376
Corporate Bonds — Materials	1,404	—	13	23	—		—	—	1,440
Loan Participations & Assignments — Industrials	5,558	—	—	—	—		—	(5,558)	—
Loan Participations & Assignments — Materials	4,041	—	55	28	—		—	(1,841)	2,283
Preferred Stocks — Financials	—	—	879	—	—		12,519	—	13,398
Preferred Stocks — Information Technology	—	—	—	—	—	(a)	—	—	—	(a)
Rights — Materials	—	—	—	—	—	(a)	—	—	—	(a)
Total	$28,161	$768	$340	$309	$4,553		$17,177	$(7,929)	$43,379

Total Return Fund	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 8/31/10
Investments in Securities
Asset-Backed Securities	$8,948	$—	$—	$—	$—	$—	$(8,948)	$—
Corporate Bonds — Financials	9	—	(9)	—	—	—	—	—	(b)
Total	$8,957	$—	$(9)	$—	$—	$—	$(8,948)	$—	(b)

(a)	Security has zero value.

(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   93

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Emerging Markets Debt Fund	$197
Strategic Income Opportunities Fund	583
Total Return Fund	(9)

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B.  Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2010 (amounts in thousands):

	Value		Percentage
Emerging Markets Debt Fund	$8,008		2.8%
Strategic Income Opportunities Fund	37,117		0.4
Total Return Fund	—	(a)	—	(a)

(a)	Amount rounds to less than $1,000 and 0.1%, respectively.

C.  Loan Participations and Assignments — Certain Funds may invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when they purchase an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

D.  Unfunded Commitments — Certain Funds may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of their normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At August 31, 2010, the Strategic Income Opportunities Fund had the following unfunded loan commitment which could be extended at the option of the borrower (amounts in thousands):

					Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Amount	Value
General Growth Properties, Inc.	Revolving Credit Commitment	2/24/10	1.250%	1.250%	$298	$313

E.  Derivatives — The Funds use instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest; to hedge portfolio investments or to generate income or gain to the Funds. The Funds also use derivatives to manage duration; sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract

94   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1).  Options — The Funds purchase and sell (“write”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — Premiums paid by the Funds for purchased options are included in the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Funds for written options are included in the Statements of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Funds record a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in written options during the six months ended August 31, 2010 were as follows (amounts in thousands, except number of contracts):

	Options		Swaptions
Strategic Income Opportunities Fund	Number of Contracts	Premiums received	Notional Amount	Premiums received
Options outstanding at February 28, 2010	22,294	$2,264	$390,672	$1,422
Options written	5,399	2,008	1,824,447	16,562
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(27,693)	(4,272)	(1,039,610)	(15,039)
Options outstanding at August 31, 2010	—	$—	$1,175,509	$2,945

	Options		Swaptions
Total Return Fund	Number of Contracts	Premiums received	Notional Amount	Premiums received
Options outstanding at February 28, 2010	1,112	$111	$17,175	$73
Options written	149	56	49,575	479
Options expired	—	—	—	—
Options terminated in closing purchases transactions	(1,261)	(167)	(34,181)	(470)
Options outstanding at August 31, 2010	—	$—	$32,569	$82

(2).  Futures Contracts — The Funds use treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also use futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   95

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(3).  Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contract are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(4).  Swaps — The Funds engage in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding swap contracts with the counterparty in the form of cash or securities. These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

Collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of August 31, 2010 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral Amount
Emerging Markets Debt Fund
	Collateral Posted
		Barclays Bank plc	$(570)	$840
		Deutsche Bank AG, New York	(446)	730
Strategic Income Opportunities Fund
	Collateral Posted
		Barclays Bank plc	(669)	780
		Citibank, N.A.	(32,080)	31,970
		Deutsche Bank AG, New York	(23,984)	5,810
		Union Bank of Switzerland AG	(35,790)	36,460
	Collateral Received
		Morgan Stanley Capital Services	25,981	(25,693)
Total Return Fund
	Collateral Posted
		Citibank, N.A.	(499)	390
		Royal Bank of Scotland	(6,183)	6,100
		Union Bank of Switzerland AG	(728)	540
	Collateral Received
		Morgan Stanley Capital Services	522	(532)

96   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Credit Default Swaps

The Funds enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Funds enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5).  Summary of Derivatives Information

The following tables present the value of derivatives held as of August 31, 2010, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets—Unrealized Appreciation	$129	$—	$—
Foreign exchange contracts	Receivables	—	1,353	—
Credit contracts	Receivables	—	—	236
Total		$129	$1,353	$236
Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	—	—	—
Foreign exchange contracts	Payables	—	(1,255)	—
Credit contracts	Payables	—	—	(1,296)
Total		$—	$(1,255)	$(1,296)

Real Return Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$13
Total		$13
Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(7)
Total		$(7)

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   97

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Strategic Income Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$23,844	$2,717	$—	$2,565
Credit contracts	Receivables	—	—	—	192,410
Total		$23,844	$2,717	$—	$194,975
Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(98)	(2,358)	—	(6,917)
Foreign exchange contracts	Payables	—	—	(1)	—
Credit contracts	Payables	—	—	—	(240,661)
Total		$(98)	$(2,358)	$(1)	$(247,578)

Total Return Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Options (b)	Futures Contracts (a)	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$725	$270	$81
Credit contracts	Receivables	—	—	8,939
Total		$725	$270	$9,020
Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(3)	(99)	(188)
Credit contracts	Payables	—	—	(15,271)
Total		$(3)	$(99)	$(15,459)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

(b)	The market value of purchased options is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2010, by primary underlying risk exposure (amounts in thousands):

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(652)	$—	$—	$(652)
Foreign exchange contracts	—	662	—	662
Credit contracts	—	—	(631)	(631)
Total	$(652)	$662	$(631)	$(621)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$300	$—	$—	$300
Foreign exchange contracts	—	22	—	22
Credit contracts	—	—	1,169	1,169
Total	$300	$22	$1,169	$1,491

98   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Total
Interest rate contracts	$(130)	$(130)
Total	$(130)	$(130)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Total
Interest rate contracts	$42	$42
Total	$42	$42

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(4,863)	$(22,232)	$—	$3,972	$(23,123)
Foreign exchange contracts	—	—	546	—	546
Credit contracts	—	—	—	1,059	1,059
Total	$(4,863)	$(22,232)	$546	$5,031	$(21,518)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$16,374	$1,693	$—	$(4,972)	$13,095
Foreign exchange contracts	—	—	(186)	—	(186)
Credit contracts	—	—	—	(658)	(658)
Total	$16,374	$1,693	$(186)	$(5,630)	$12,251

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$(336)	$1,769	$104	$1,537
Credit contracts	—	—	593	593
Total	$(336)	$1,769	$697	$2,130

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Options	Futures Contracts	Swaps	Total
Interest rate contracts	$639	$61	$(75)	$625
Credit contracts	—	—	382	382
Total	$639	$61	$307	$1,007

The Funds’ derivatives contracts held at August 31, 2010 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   99

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Funds’ derivatives activities during the reporting period March 1, 2010 through August 31, 2010 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Emerging Markets Debt Fund	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund
Futures Contracts:
Average Notional Balance Long	$14,074	$3,758	$754,256	$62,883
Average Notional Balance Short	46,351	22,119	1,978,501	100,398
Ending Notional Balance Long	29,864	3,610	845,792	63,154
Ending Notional Balance Short	70,954	26,516	1,200,946	53,843

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	31,527	—	4,571	—
Average Settlement Value Sold	24,960	—	—	—
Ending Settlement Value Purchased	63,023	—	4,307	—
Ending Settlement Value Sold	63,249	—	—	—

Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	21,462	1,012
Average Number of Contracts Written	—	—	16,664	840
Ending Number of Contracts Purchased	—	—	20,664	839
Ending Number of Contracts Written	—	—	—	—

Swaptions:
Average Notional Balance Purchased	—	—	1,237,234	48,801
Average Notional Balance Written	—	—	811,983	23,854
Ending Notional Balance Purchased	—	—	797,016	29,838
Ending Notional Balance Written	—	—	1,175,509	32,569

Credit Default Swaps:
Average Notional Balance—Buy Protection	22,074	—	1,303,151	108,290
Average Notional Balance—Sell Protection	20,604	—	689,034	50,355
Ending Notional Balance—Buy Protection	19,710	—	1,505,580	79,753
Ending Notional Balance—Sell Protection	16,150	—	813,940	49,660

Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed Rate	—	—	1,515,705	42,817
Average Notional Balance—Receives Fixed Rate	—	—	722,914	28,456
Ending Notional Balance—Pays Fixed Rate	—	—	688,818	17,645
Ending Notional Balance—Receives Fixed Rate	—	—	406,661	12,915

F.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

100   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

G.  Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds purchase or sell mortgage-backed securities for delivery in the current month and simultaneously contract to sell or purchase similar, but not identical, securities at an agreed-upon price on a delayed delivery basis at a fixed date in the future. The Funds assume the rights and risks of ownership for securities purchased on a delayed delivery basis, including the risk of price and yield fluctuations. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell TBA securities before they are delivered, which may result in a realized capital gain or loss.

These amounts are recorded on the Statements of Operations as Realized Gain or Loss on Investments. The Funds may be exposed to market or credit risks if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the transaction.

Strategic Income Opportunities Fund and Total Return Fund held dollar rolls at August 31, 2010, which are reported on the SOIs. Receivable and payable amounts associated with these transactions are reported on the Statements of Assets and Liabilities as Investment securities sold — delayed delivery securities and Investment securities purchased — delayed delivery securities, respectively.

H.  When Issued Securities and Forward Commitments — The Funds may purchase when issued, including TBA (To Be Announced Securities) and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund and Total Return Fund had TBA purchase commitments outstanding as of August 31, 2010, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. These Funds had TBA forward short sale commitments outstanding as of August 31, 2010, which are included as a receivable for Investments securities sold-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed in the SOIs.

I.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

J.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

M. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

N. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   101

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Emerging Markets Debt Fund	0.70%
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2010, the annualized effective rate was 0.09% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C
Emerging Markets Debt Fund	0.25%	0.75%
Real Return Fund	0.25	0.75
Strategic Income Opportunities Fund	0.25	0.75
Total Return Fund	0.25	0.75

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2010, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Markets Debt Fund	$—	(a)	$—	(a)
Real Return Fund	1		—	(a)
Strategic Income Opportunities Fund	3		—
Total Return Fund	—		—

(a)	Amount rounds to less than $1,000.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R5	Institutional Class	Select Class
Emerging Markets Debt Fund	0.25%	0.25%	0.05%	n/a	0.25%
Real Return Fund	0.25	0.25	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	0.05	n/a	0.25
Total Return Fund	0.25	0.25	0.05	n/a	0.25

102   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R5	Institutional Class	Select Class
Emerging Markets Debt Fund	1.25%	1.75%	0.80%	n/a	1.00%
Real Return Fund	0.75	1.40	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	0.55	n/a	0.75
Total Return Fund	0.75	1.40	0.55	n/a	0.65

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010 for the Strategic Income Opportunities Fund and Total Return Fund. The contractual expense limitation agreements were in effect for the period July 1, 2010 through August 31, 2010 for the Emerging Markets Debt Fund and Real Return Fund. The expense limitation percentages in the table above are in place until at least June 30, 2011. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2010. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

Prior to July 1, 2010, the contractual expense limitations of the Emerging Markets Debt Fund and Real Return Fund were as follows:

	Class A	Class C	Class R5	Institutional Class	Select Class
Emerging Markets Debt Fund	1.40%	1.90%	0.95%	n/a	1.15%
Real Return Fund	0.90%	1.40%	n/a	0.50%	0.65%

For the six months ended August 31, 2010, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Emerging Markets Debt Fund	$104	$—	$54	$158
Real Return Fund	32	—	114	146
Strategic Income Opportunities Fund	340	849	2,280	3,469
Total Return Fund	—	1	179	180

	Voluntary Waivers
	Investment Advisory	Shareholder Servicing	Total
Real Return Fund	$16	$13	$29

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   103

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2010 were as follows (amounts in thousands):

Emerging Markets Debt Fund	$6
Real Return Fund	3
Strategic Income Opportunities Fund	5,081
Total Return Fund	74

G.  Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral Management fees on the Statements of Operations.

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2010, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Emerging Markets Debt Fund	$233,119	$151,811	$6,233	$11,127
Real Return Fund	—	110	45,307	49,823
Strategic Income Opportunities Fund	2,162,241	831,579	517,939	525,659
Total Return Fund	929,418	964,871	60,986	50,498

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2010, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt Fund	$265,827	$19,916	$5,119	$14,797
Real Return Fund	162,891	11,700	158	11,542
Strategic Income Opportunities Fund	9,676,622	214,449	67,626	146,823
Total Return Fund	512,012	25,182	6,452	18,730

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund

104   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor has investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for Strategic Income Opportunities Fund and Total Return Fund.

In addition, the JPMorgan Access Funds, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of the Funds as follows:

	JPMorgan Access Funds	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Markets Debt Fund	n/a	24.1%	37.1%
Real Return Fund	n/a	20.0	23.1
Total Return Fund	14.7%	n/a	n/a

Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Total Return Fund’s investments is comprised of asset backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Emerging Markets Debt, Strategic Income Opportunities and Total Return Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic instability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Markets Debt Fund’s ability to repatriate such amounts.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   105

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem representative of its value, the value of the Funds’ net assets could be adversely affected.

Exchange Traded Funds may use derivative instruments in connection with their individual investment strategies including futures contracts, foreign forward currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in securities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements with certain counterparties allow the Funds and counterparty to offset certain derivatives instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.E.

8. Other

As of August 31, 2010, the Emerging Markets Debt Fund had an outstanding interest payable to Lehman Brothers Holdings, Inc. (“Lehman”) of approximately $238,000 included in Interest payable in the Statements of Assets & Liabilities due to bankruptcy proceedings related to Lehman.

106   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$1,103.40	$7.16	1.35%
Hypothetical	1,000.00	1,018.40	6.87	1.35
Class C
Actual	1,000.00	1,100.90	9.80	1.85
Hypothetical	1,000.00	1,015.88	9.40	1.85
Class R5
Actual	1,000.00	1,105.60	4.78	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Select Class
Actual	1,000.00	1,105.90	5.89	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11

Real Return Fund
Class A
Actual	1,000.00	1,053.80	3.88	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class C
Actual	1,000.00	1,050.30	7.24	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Institutional Class
Actual	1,000.00	1,055.60	2.59	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Select Class
Actual	1,000.00	1,055.40	3.11	0.60
Hypothetical	1,000.00	1,022.18	3.06	0.60

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   107

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
Strategic Income Opportunities Fund
Class A
Actual	$1,000.00	$1,016.30	$4.52	$0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Class C
Actual	1,000.00	1,014.80	7.06	1.39
Hypothetical	1,000.00	1,018.20	7.07	1.39
Class R5
Actual	1,000.00	1,018.50	2.19	0.43
Hypothetical	1,000.00	1,023.04	2.19	0.43
Select Class
Actual	1,000.00	1,018.30	3.26	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

Total Return Fund
Class A
Actual	1,000.00	1,078.00	3.56	0.68
Hypothetical	1,000.00	1,021.78	3.47	0.68
Class C
Actual	1,000.00	1,074.50	7.11	1.36
Hypothetical	1,000.00	1,018.35	6.92	1.36
Class R5
Actual	1,000.00	1,079.60	2.62	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50
Select Class
Actual	1,000.00	1,077.90	3.19	0.61
Hypothetical	1,000.00	1,022.13	3.11	0.61

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period).

108   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 18, 2010.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Funds’ performance compared to the performance of the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, the Trustees have engaged an independent consultant to report on the performance of each of the Funds at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of each of the Funds. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for these Funds.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of each Fund. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the

110   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Emerging Markets Debt Fund’s performance was in the second and fifth quintiles for Class A Shares for the one- and three-year periods ended December 31, 2009, and in the second, fifth and fourth quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor, noting the changes to the portfolio management team that occurred in late 2009 and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. However, they requested that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the fixed income subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Real Return Fund’s performance was in the third and fifth quintiles for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2009, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. However, they requested that the Fund’s Advisor provide additional Fund performance information to be reviewed with members of the Fixed Income subcommittee at each of their regular meetings over the course of the next year.

The Trustees noted that the Strategic Income Opportunities Fund’s performance was in the fifth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2009. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance and noted the difficulty in assigning the Fund a representative peer group given the Fund’s flexible strategy.

The Trustees noted that the Total Return Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-year period ended December 31, 2009, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for Class A and Select Class shares were in the fifth and third quintiles, respectively and that the actual total expenses for Class A and Select Class shares were in the fifth and fourth quintiles, respectively, of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for Class A and Select Class shares were in the second quintile and that the actual total expenses for the Class A and Select Class shares were in the first and second quintiles, respectively, of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A and Select Class shares were in the second quintile and that the actual total expenses for Class A and Select Class shares were in the second quintile, of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Total Return Fund’s net advisory fee for Class A and Select Class shares were in the third quintile and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of their respective Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-INC-810

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2010 (Unaudited)

JPMorgan Inflation Managed Bond Fund

CONTENTS

CEO’s Letter	1
Fund Commentary	2
Schedule of Portfolio Investments	4
Financial Statements	10
Financial Highlights	16
Notes to Financial Statements	18
Schedule of Shareholder Expenses	23

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all indicating that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all indicating that the economy was coming out of recession.”

These positive developments gave new life to a U.S. stock market that had been in the doldrums for several months. But in April, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

A strategy designed to lower volatility and provide higher income

In this uncertain market environment, many investors may be concerned about the impact of risks such as higher interest rates or inflation on their portfolios. One diversified strategy that aims to reduce interest rate volatility and protect the value of your portfolio from inflation is the new JPMorgan Inflation Managed Bond Fund.

This fund invests in traditional fixed income securities and aims to protect the total return generated by these investments from inflation risk. To protect against inflation, the Fund uses zero coupon swaps that are tied to the Consumer Price Index for All Urban Consumers (CPI-U)—the index by which inflation is measured. Including JPMorgan Inflation Managed Bond Fund in portfolios may help lower volatility by reducing the uncertainty of inflation and helping to provide higher income in the face of a rising rate environment. In addition to reducing inflation risks, this strategy also can provide an investor’s overall portfolio with enhanced diversification, lower duration, and the potential for consistent income as well.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, it is possible to paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence and trust. We look forward to managing your investment needs for years to come. Should you have any questions about our JPMorgan Inflation Managed Bond Fund or our other solutions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   1

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY
FOR THE PERIOD MARCH 31, 2010 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.18%
Barclays Capital 1–10 Year U.S. TIPS Index	3.22%

Net Assets as of 8/31/2010 (In Thousands)	$118,487
Duration	3.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

HOW DID THE MARKET PERFORM DURING THE REPORTING PERIOD?

Strong corporate earnings buoyed investor sentiment early in the reporting period, as investors’ appetite for risk continued to recover following the March 2009 market bottom. Credit spreads widened as risk aversion returned to the market in late April 2010 amid the threat of systemic fallout from Europe’s debt crisis (generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries). Additionally, concerns about slowing growth in China and disappointing U.S. economic data led many investors to question the strength and sustainability of the recovery. As a result, investors sought haven in U.S. Treasuries, sending their prices higher and yields sharply lower, with the yield for the 10-Year U.S. Treasury note falling below 3.00% for the first time since April 2009. The U.S. Federal Reserve announced that it would reinvest the principal payments on its mortgage holdings into U.S. Treasury securities, which also helped support the rally in Treasury prices. In addition, the market expected lower inflation, with the difference between the yields of nominal U.S. Treasuries and Treasury Inflation Protected Securities (TIPS) declining.

HOW DID THE FUND’S INFLATION PROTECTION IMPACT PERFORMANCE?

The Fund used zero-coupon inflation-swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund was designed to protect the total return generated by its core fixed income holdings from inflation risk. The zero-coupon inflation-linked swaps used by the Fund were based on cumulative percentage movements in the Consumer Price Index for All Urban Consumers (CPI-U). On an absolute basis, the Fund’s zero-coupon inflation-swaps detracted from performance during the reporting period. However, as a result of the Fund’s tactical active management of the zero-coupon inflation-swaps, the Fund’s return from zero-coupon inflation-swaps, while negative, was better than the return for zero coupon inflation-swaps (as measured by the average return of the 2 year and 5 year Barclays Capital Inflation Swap Zero Coupon USD ERI indices) for the five months ended August 31, 2010.

HOW DID THE FUND’S CORE FIXED INCOME HOLDINGS IMPACT PERFORMANCE?

The Fund’s shorter duration detracted from relative performance during the reporting period as interest rates came down. Duration is a weighted measure of the length of time (stated in years) that a bond will pay out and is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with longer duration.

Given the Fund’s large amount of new flows during the reporting period, the Fund’s portfolio managers invested a large percentage of the Fund’s assets in U.S. agency securities. These agency holdings outperformed U.S. Treasury securities during the reporting period and contributed to the Fund’s relative performance.

At the end of the reporting period, the Fund held corporate bonds, agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and U.S. Treasury securities.

PORTFOLIO COMPOSITION***

U.S. Government Agency Securities	59.5%
Collateralized Mortgage Obligations	23.7
Corporate Bonds	10.2
Mortgage Pass-Through Securities	1.7
Others (each less than 1.0%)	0.7
Short-Term Investment	4.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

2   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES	3/31/10
Without Sales Charge		3.13%
With Sales Charge*		(0.75)
CLASS C SHARES	3/31/10
Without CDSC		2.85
With CDSC**		1.85
CLASS R2 SHARES	3/31/10	3.01
CLASS R5 SHARES	3/31/10	3.22
SELECT CLASS SHARES	3/31/10	3.18

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (3/31/2010 – 8/31/2010)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays Capital 1–10 Year U.S. TIPS Index, the Barclays Capital Intermediate Aggregate Bond Index and the Lipper Treasury Inflation-Protected Securities Funds Index from March 31, 2010 to August 31, 2010. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–10 Year U.S. TIPS Index and the Barclays Capital Intermediate Aggregate Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmarks. The performance of the Lipper Treasury Inflation-Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   3

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.5%
98	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.550%, 08/17/15 (m)	98
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	61
185	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	185
15	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	15
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.534%, 06/25/35	227
	Total Asset-Backed Securities (Cost $582)	586
Collateralized Mortgage Obligations — 24.8%
	Agency CMO — 24.8%
	Federal Home Loan Mortgage Corp. REMICS,
120	Series 1578, Class K, 6.900%, 09/15/23	139
100	Series 2505, Class D, 5.500%, 09/15/32	114
88	Series 2525, Class AM, 4.500%, 04/15/32	93
100	Series 2558, Class BD, 5.000%, 01/15/18	111
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,026
230	Series 2621, Class QH, 5.000%, 05/15/33	244
235	Series 2624, Class QH, 5.000%, 06/15/33	260
210	Series 2648, Class BK, 5.000%, 07/15/33	209
414	Series 2685, Class CF, 4.000%, 11/15/16	426
100	Series 2685, Class MB, 4.000%, 03/15/17	105
256	Series 2707, Class KJ, 5.000%, 11/15/18	272
150	Series 2709, Class PE, 5.000%, 12/15/22	165
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,521
400	Series 2744, Class TU, 5.500%, 05/15/32	423
253	Series 2750, Class JB, 4.500%, 02/15/19	266
327	Series 2760, Class KT, 4.500%, 09/15/32	349
150	Series 2773, Class OC, 5.000%, 04/15/19	171
178	Series 2783, Class AB, 4.000%, 10/15/17	185
127	Series 2788, Class DA, 5.000%, 10/15/22	133
100	Series 2843, Class BC, 5.000%, 08/15/19	111
400	Series 2864, Class NB, 5.500%, 07/15/33	447
500	Series 2896, Class VB, 5.000%, 12/15/25	545
850	Series 2899, Class HB, 4.000%, 12/15/19	919
100	Series 2921, Class MD, 5.000%, 06/15/33	102
100	Series 2966, Class XD, 5.500%, 09/15/33	109
200	Series 2988, Class TY, 5.500%, 06/15/25	225
276	Series 3028, Class ME, 5.000%, 02/15/34	303
380	Series 3036, Class TE, 5.500%, 12/15/34	421
125	Series 3059, Class PC, 5.500%, 01/15/32	132
500	Series 3078, Class PD, 5.500%, 07/15/34	551
151	Series 3080, Class VB, 5.000%, 06/15/25	166
317	Series 3087, Class JB, 5.500%, 03/15/24	331
121	Series 3098, Class KE, 5.500%, 09/15/34	133
100	Series 3115, Class MB, 5.500%, 12/15/20	105
300	Series 3121, Class JD, 5.500%, 03/15/26	336
215	Series 3123, Class HT, 5.000%, 03/15/26	235
300	Series 3128, Class BE, 5.000%, 05/15/33	326
150	Series 3130, Class QD, 5.500%, 07/15/34	165
110	Series 3135, Class JC, 6.000%, 08/15/33	119
431	Series 3147, Class YE, 5.500%, 07/15/24	450
390	Series 3150, Class EQ, 5.000%, 05/15/26	426
100	Series 3151, Class PD, 6.000%, 11/15/34	109
69	Series 3164, Class QV, 6.500%, 03/15/17	74
170	Series 3166, Class GB, 6.000%, 06/15/21	177
792	Series 3184, Class PD, 5.500%, 07/15/34	863
563	Series 3261, Class MA, 5.500%, 01/15/17	592
137	Series 3270, Class AT, 5.500%, 01/15/37	149
500	Series 3312, Class LB, 5.500%, 11/15/25	532
500	Series 3337, Class MD, 5.500%, 06/15/27	562
100	Series 3372, Class BD, 4.500%, 10/15/22	111
185	Series 3476, Class VB, 5.500%, 02/15/27	202
350	Series 3493, Class LA, 4.000%, 10/15/23	379
425	Series 3521, Class B, 4.000%, 04/15/24	450
175	Series 3563, Class LB, 4.000%, 08/15/29	181
256	Series 3688, Class GT, VAR, 7.150%, 11/15/46	287
	Federal National Mortgage Association REMICS,
842	Series 1999-51, Class PH, 6.000%, 10/25/29	910
96	Series 2002-24, Class AJ, 6.000%, 04/25/17	106
114	Series 2002-85, Class PE, 5.500%, 12/25/32	128
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	347
200	Series 2003-21, Class OU, 5.500%, 03/25/33	220
107	Series 2003-22, Class UH, 4.000%, 12/25/32	113
341	Series 2003-28, Class KA, 4.250%, 03/25/22	353
356	Series 2003-64, Class VC, 5.000%, 03/25/16	375
150	Series 2003-80, Class QG, 5.000%, 08/25/33	168
112	Series 2003-81, Class CB, 4.750%, 09/25/18	114
104	Series 2003-86, Class VH, 5.500%, 04/25/22	114
240	Series 2003-91, Class BE, 4.000%, 11/25/16	242
104	Series 2003-109, Class BT, 4.500%, 08/25/22	109
456	Series 2003-113, Class KA, 4.500%, 11/25/18	479
121	Series 2003-131, Class CG, 5.500%, 05/25/33	131
585	Series 2004-70, Class EB, 5.000%, 10/25/24	628
256	Series 2004-89, Class MA, 4.250%, 09/25/24	264
100	Series 2005-48, Class TD, 5.500%, 06/25/35	104
195	Series 2005-51, Class ND, 5.500%, 11/25/33	215
100	Series 2005-68, Class BE, 5.250%, 08/25/35	112

SEE NOTES TO FINANCIAL STATEMENTS.

4   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
293	Series 2005-91, Class DA, 4.500%, 10/25/20	312
84	Series 2005-116, Class PB, 6.000%, 04/25/34	92
302	Series 2005-121, Class V, 4.500%, 06/25/29	327
250	Series 2006-9, Class DB, 5.500%, 07/25/29	259
165	Series 2006-22, Class CE, 4.500%, 08/25/23	180
500	Series 2006-45, Class NW, 5.500%, 01/25/35	553
710	Series 2006-49, Class PA, 6.000%, 06/25/36	782
100	Series 2006-129, Class PB, 5.500%, 04/25/32	106
86	Series 2007-33, Class HE, 5.500%, 04/25/37	96
305	Series 2007-65, Class KI, IF, IO, 6.356%, 07/25/37	26
100	Series 2008-68, Class VK, 5.500%, 03/25/27	111
240	Series 2009-39, Class LB, 4.500%, 06/25/29	259
370	Series 2009-71, Class MB, 4.500%, 09/25/24	397
1,413	Series 2010-35, Class SB, IF, IO, 6.156%, 04/25/40	127
97	Series 2010-64, Class DM, 5.000%, 06/25/40	105
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	157
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	114
277	Series 2003-40, Class TD, 5.000%, 03/20/33	302
145	Series 2004-16, Class GC, 5.500%, 02/20/34	166
109	Series 2004-54, Class BG, 5.500%, 07/20/34	123
327	Series 2004-93, Class PD, 5.000%, 11/16/34	363
200	Series 2005-26, Class XY, 5.500%, 03/20/35	227
106	Series 2005-56, Class BD, 5.000%, 07/20/35	113
276	Series 2007-26, Class SW, IF, IO, 5.934%, 05/20/37	28
128	Series 2007-37, Class LB, 5.500%, 06/16/37	140
250	Series 2008-9, Class PW, 5.250%, 02/20/38	264
132	Series 2008-23, Class YA, 5.250%, 03/20/38	142
484	Series 2008-31, Class PK, 4.000%, 06/20/36	499
177	Series 2008-34, Class PG, 5.250%, 04/20/38	189
32	Series 2008-62, Class SA, IF, IO, 5.884%, 07/20/38	4
	Total Collateralized Mortgage Obligations (Cost $28,926)	29,332
Commercial Mortgage-Backed Securities — 0.2%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43 (m)	182
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44(m)	53
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	51
	Total Commercial Mortgage-Backed Securities (Cost $272)	286
Corporate Bonds — 10.7%
	Consumer Discretionary — 0.2%
	Auto Components — 0.0% (g)
40	Johnson Controls, Inc., 5.000%, 03/30/20	44
	Household Durables — 0.1%
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	87
	Media — 0.1%
30	CBS Corp., 7.875%, 07/30/30	37
30	News America, Inc., 7.250%, 05/18/18	37
50	Time Warner Cable, Inc., 8.250%, 04/01/19	64
		138
	Total Consumer Discretionary	269
	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
92	Kroger Co. (The), 5.400%, 07/15/40	97
	Food Products — 0.2%
40	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	43
100	General Mills, Inc., 5.650%, 02/15/19	118
50	Kraft Foods, Inc., 6.500%, 08/11/17	60
		221
	Total Consumer Staples	318
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19 (m)	55
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
130	4.300%, 09/22/19	141
40	4.375%, 03/25/20	44
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	233
	Total Energy	519
	Financials — 6.1%
	Capital Markets — 1.6%
80	Bank of New York Mellon Corp. (The), 2.950%, 06/18/15	84
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,
80	5.125%, 01/15/14	87
350	5.850%, 08/16/16	404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   5

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Goldman Sachs Group, Inc. (The),
202	3.700%, 08/01/15	204
80	7.500%, 02/15/19	93
100	Jefferies Group, Inc., 8.500%, 07/15/19	116
100	Merrill Lynch & Co., Inc., 6.400%, 08/28/17	108
	Morgan Stanley,
50	5.300%, 03/01/13	53
331	5.500%, 07/24/20	333
300	Nomura Holdings, Inc., (Japan), 5.000%, 03/04/15	322
		1,848
	Commercial Banks — 1.5%
	BB&T Corp.,
100	3.850%, 07/27/12 (m)	105
60	3.950%, 04/29/16 (m)	63
250	Credit Suisse, (Switzerland), 4.375%, 08/05/20	251
	PNC Funding Corp.,
100	3.000%, 05/19/14	103
50	5.125%, 02/08/20	54
100	5.250%, 11/15/15	109
280	SunTrust Banks, Inc., 5.250%, 11/05/12	296
60	U.S. Bancorp, 2.000%, 06/14/13	61
500	Wachovia Bank N.A., 6.000%, 11/15/17	565
100	Wachovia Corp., 5.750%, 02/01/18	113
		1,720
	Consumer Finance — 0.6%
200	American Express Co., 7.000%, 03/19/18 (m)	239
	HSBC Finance Corp.,
60	5.000%, 06/30/15	65
400	6.375%, 11/27/12	436
		740
	Diversified Financial Services — 2.3%
	Bank of America Corp.,
585	3.700%, 09/01/15	584
265	5.625%, 07/01/20 (m)	273
440	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15 (m)	436
	Citigroup, Inc.,
179	5.375%, 08/09/20	181
150	8.500%, 05/22/19	183
131	CME Group, Inc., 5.750%, 02/15/14	148
	General Electric Capital Corp.,
850	3.500%, 06/29/15	880
80	5.625%, 09/15/17	88
70	5.875%, 01/14/38	72
		2,845
	Insurance — 0.1%
60	CNA Financial Corp., 5.875%, 08/15/20	60
	Total Financials	7,213
	Industrials — 1.1%
	Aerospace & Defense — 0.3%
150	Lockheed Martin Corp., 4.250%, 11/15/19	164
170	Northrop Grumman Systems Corp., 7.750%, 03/01/16	216
		380
	Commercial Services & Supplies — 0.1%
150	Waste Management, Inc., 4.750%, 06/30/20	161
	Machinery — 0.0% (g)
30	Caterpillar, Inc., 7.900%, 12/15/18	40
	Road & Rail — 0.7%
	CSX Corp.,
250	6.250%, 03/15/18	296
30	7.375%, 02/01/19	38
100	Ryder System, Inc., 3.600%, 03/01/16	101
300	Union Pacific Corp., 5.450%, 01/31/13	328
		763
	Total Industrials	1,344
	Information Technology — 0.8%
	Communications Equipment — 0.2%
250	Cisco Systems, Inc., 5.500%, 02/22/16	295
	Computers & Peripherals — 0.1%
30	Hewlett-Packard Co., 6.125%, 03/01/14	35
40	International Business Machines Corp., 8.375%, 11/01/19	56
		91
	Electronic Equipment, Instruments & Components — 0.3%
	Arrow Electronics, Inc.,
80	6.000%, 04/01/20 (m)	86
200	6.875%, 07/01/13 (m)	223
		309
	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	209
50	Oracle Corp., 6.500%, 04/15/38	63
		272
	Total Information Technology	967

SEE NOTES TO FINANCIAL STATEMENTS.

6   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Materials — 0.5%
	Chemicals — 0.5%
40	Dow Chemical Co. (The), 8.550%, 05/15/19	50
	PPG Industries, Inc.,
50	5.750%, 03/15/13	55
25	7.400%, 08/15/19	31
	Praxair, Inc.,
100	4.625%, 03/30/15	112
240	5.200%, 03/15/17	271
		519
	Metals & Mining — 0.0% (g)
20	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	25
	Total Materials	544
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
100	AT&T, Inc., 5.600%, 05/15/18 (m)	116
50	France Telecom S.A., (France), 8.500%, 03/01/31	73
50	Telefonica Emisiones SAU, (Spain), 6.221%, 07/03/17	57
55	Verizon Communications, Inc., 8.750%, 11/01/18	74
	Total Telecommunication Services	320
	Utilities — 1.0%
	Electric Utilities — 0.6%
50	Duke Energy Carolinas LLC, 6.450%, 10/15/32	62
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	168
40	FPL Group Capital, Inc., 7.875%, 12/15/15	50
25	Indiana Michigan Power Co., 7.000%, 03/15/19	31
140	Nisource Finance Corp., 10.750%, 03/15/16	184
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	59
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	58
70	8.000%, 10/01/19	89
		734
	Gas Utilities — 0.4%
30	Atmos Energy Corp., 4.950%, 10/15/14 (m)	33
50	CenterPoint Energy Resources Corp., 7.875%, 04/01/13	58
300	TransCanada Pipelines Ltd., (Canada), 7.125%, 01/15/19	385
		476
	Total Utilities	1,210
	Total Corporate Bonds (Cost $12,428)	12,704
Mortgage Pass-Through Securities — 1.8%
41	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 12/01/36	45
	Federal National Mortgage Association, 15 Year, Single Family,
551	6.000%, 10/01/19 - 01/01/24	595
	Federal National Mortgage Association, 30 Year, Single Family,
844	6.500%, 10/01/37 - 10/01/38	921
481	7.000%, 04/01/37	535
	Total Mortgage Pass-Through Securities (Cost $2,106)	2,096
U.S. Government Agency Securities — 62.3%
	Federal Home Loan Mortgage Corp.,
5,000	2.500%, 01/07/14	5,238
12,500	2.875%, 02/09/15	13,265
3,000	3.750%, 03/27/19	3,264
4,000	5.125%, 07/15/12	4,343
8,000	5.125%, 11/17/17	9,504
	Federal National Mortgage Association,
8,000	2.000%, 01/09/12	8,166
6,000	2.625%, 11/20/14	6,339
7,500	2.875%, 12/11/13	7,946
6,500	4.875%, 12/15/16	7,577
7,700	5.375%, 11/15/11	8,159
	Total U.S. Government Agency Securities (Cost $72,621)	73,801

SHARES
Short-Term Investment — 4.4%
	Investment Company — 4.4%
5,215	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) † (Cost $5,215)	5,215
	Total Investments — 104.7% (Cost $122,150)	124,020
	Liabilities in Excess of Other Assets — (4.7)%	(5,533)
	NET ASSETS — 100.0%	$118,487

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   7

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

Inflation-Linked Swaps
(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$(336)	$—
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	(253)	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	(64)	—
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	(263)	—
Royal Bank of Scotland	2.210% at termination	CPI-U at termination	06/24/17	15,000	(568)	—
					$(1,484)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO—	Collateralized Mortgage Obligation

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2010. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS—	Real Estate Mortgage Investment Conduits

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)—	Amount rounds to less than 0.1%.

(l)—	The rate shown is the current yield as of August 31, 2010.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)—	Rates shown are per annum and payments are as described.

†—	Approximately $570,000 of the Fund is restricted as collateral for swaps to various brokers.

SEE NOTES TO FINANCIAL STATEMENTS.

8   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   9

STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Inflation Managed Bond Fund
ASSETS:
Investments in non-affiliates, at value	$118,805
Investments in affiliates, at value	4,645
Investments in affiliates — restricted, at value	570
Total investment securities, at value	124,020
Receivables:
Fund shares sold	333
Interest and dividends	794
Prepaid expenses and other assets	59
Total Assets	125,206

LIABILITIES:
Payables:
Dividends	65
Investment securities purchased	5,029
Fund shares redeemed	48
Outstanding swap contracts, at value	1,484
Accrued liabilities:
Investment advisory fees	15
Administration fees	—	(a)
Shareholder servicing fees	8
Distribution fees	—	(a)
Custodian and accounting fees	32
Collateral management fees	2
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Other	36
Total Liabilities	6,719
Net Assets	$118,487

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

Inflation Managed Bond Fund
NET ASSETS:
Paid in capital	$117,733
Accumulated undistributed (distributions in excess of) net investment income	17
Accumulated net realized gains (losses)	351
Net unrealized appreciation (depreciation)	386
Total Net Assets	$118,487

Net Assets:
Class A	$187
Class C	60
Class R2	52
Class R5	52
Select Class	118,136
Total	$118,487

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	18
Class C	6
Class R2	5
Class R5	5
Select Class	11,529

Net Asset Value:
Class A — Redemption price per share	$10.25
Class C — Offering price per share(b)	10.25
Class R2 — Offering and redemption price per share	10.25
Class R5 — Offering and redemption price per share	10.25
Select Class — Offering and redemption price per share	10.25
Class A maximum sales charge	3.75%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$10.65

Cost of investments in non-affiliates	$116,935
Cost of investments in affiliates	4,645
Cost of investments in affiliates — restricted	570

(a)	Amount rounds to less than $1,000.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   11

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

	Inflation Managed Bond Fund (b)
INVESTMENT INCOME:
Interest income from non-affiliates	$450
Dividend income from affiliates	1
Total investment income	451

EXPENSES:
Investment advisory fees	67
Administration fees	18
Distribution fees:
Class A	—	(a)
Class C	—	(a)
Class R2	—	(a)
Shareholder servicing fees:
Class A	—	(a)
Class C	—	(a)
Class R2	—	(a)
Class R5	—	(a)
Select Class	48
Custodian and accounting fees	32
Collateral management fees	2
Professional fees	225
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Printing and mailing costs	18
Registration and filing fees	27
Transfer agent fees	7
Other	6
Total expenses	450
Less amounts waived	(99)
Less earnings credits	—	(a)
Less expense reimbursements	(237)
Net expenses	114
Net investment income (loss)	337

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	351
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,870
Swaps	(1,484)
Change in net unrealized appreciation (depreciation)	386
Net realized/unrealized gains (losses)	737
Change in net assets resulting from operations	$1,074

(a)	Amount rounds to less than $1,000.

(b)	Commencement of operations was March 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD INDICATED
(Amounts in thousands)

	Inflation Managed Bond Fund
	Period Ended 8/31/2010 (a) (Unaudited)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$337
Net realized gain (loss)	351
Change in net unrealized appreciation (depreciation)	386
Change in net assets resulting from operations	1,074

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1)
Class C
From net investment income	—	(b)
Class R2
From net investment income	—	(b)
Class R5
From net investment income	—	(b)
Select Class
From net investment income	(319)
Total distributions to shareholders	(320)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	117,733

NET ASSETS:
Change in net assets	118,487
Beginning of period	—
End of period	$118,487
Accumulated undistributed (distributions in excess of) net investment income	$17

(a)	Commencement of operations was March 31, 2010.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   13

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund
	Period Ended 8/31/2010 (a) (Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$185
Dividends and distributions reinvested	1
Change in net assets from Class A capital transactions	$186
Class C
Proceeds from shares issued	$73
Dividends and distributions reinvested	—	(b)
Cost of shares redeemed	(14)
Change in net assets from Class C capital transactions	$59
Class R2
Proceeds from shares issued	$50
Dividends and distributions reinvested	—	(b)
Change in net assets from Class R2 capital transactions	$50
Class R5
Proceeds from shares issued	$50
Dividends and distributions reinvested	—	(b)
Change in net assets from Class R5 capital transactions	$50
Select Class
Proceeds from shares issued	$117,318
Dividends and distributions reinvested	118
Cost of shares redeemed	(48)
Change in net assets from Select Class capital transactions	$117,388

Total change in net assets from capital transactions	$117,733

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Inflation Managed Bond Fund
	Period Ended 8/31/2010 (a) (Unaudited)
SHARE TRANSACTIONS:
Class A
Issued	18
Reinvested	—	(b)
Change in Class A Shares	18
Class C
Issued	7
Reinvested	—	(b)
Redeemed	(1)
Change in Class C Shares	6
Class R2
Issued	5
Reinvested	—	(b)
Change in Class R2 Shares	5
Class R5
Issued	5
Reinvested	—	(b)
Change in Class R5 Shares	5
Select Class
Issued	11,522
Reinvested	12
Redeemed	(5)
Change in Select Class Shares	11,529

(a)	Commencement of operations was March 31, 2010.

(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   15

FINANCIAL HIGHLIGHTS
FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Inflation Managed Bond Fund
Class A
March 31, 2010 (e) through August 31, 2010 (Unaudited)	$10.00	$0.06	$0.25	$0.31	$(0.06)

Class C
March 31, 2010 (e) through August 31, 2010 (Unaudited)	10.00	0.04	0.25	0.29	(0.04)

Class R2
March 31, 2010 (e) through August 31, 2010 (Unaudited)	10.00	0.06	0.24	0.30	(0.05)

Class R5
March 31, 2010 (e) through August 31, 2010 (Unaudited)	10.00	0.08	0.24	0.32	(0.07)

Select Class
March 31, 2010 (e) through August 31, 2010 (Unaudited)	10.00	0.07	0.25	0.32	(0.07)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Commencement of operations.

(f)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.25	3.13%	$187	0.75%	1.69%	5.22	%(f)	58%

10.25	2.85	60	1.40	1.05	6.58	(f)	58

10.25	3.01	52	1.00	1.45	6.52	(f)	58

10.25	3.22	52	0.55	1.90	5.82	(f)	58

10.25	3.18	118,136	0.60	1.76	2.33	(f)	58

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The Fund commenced operations on March 31, 2010. Prior to April 30, 2010, Class A, Class C, Class R5 and Select Class Shares were not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable	Total
Total Investments in Securities #	$5,215	$118,805	$—	$124,020
Depreciation in Other Financial Instruments Inflation-Linked Swaps	$—	$(1,484)	$—	$(1,484)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings

There were no significant transfers between Levels 1 and 2 during the period ended August 31, 2010.

B.  Swaps — The Fund uses inflation-linked swaps to provide inflation protection within its portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals. The notional value of these swaps increased during the period, with the increase in the Fund’s net assets as follows (amounts in thousands):

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Pays Fixed Rate	$46,000	*
Ending Notional Balance — Pays Fixed Rate	$85,000

*	Average for the period May 31, 2010 through August 31, 2010.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

Collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.F.) and is reported on the Statement of Assets and Liabilities as Investments in affiliates — restricted.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2010 is as follows (amounts in thousands):

Counterparty	Value of swap contracts	Collateral posted
Barclays Bank plc	$(589)	$570

C.  Offering and Organization Costs — Offering costs (Registration and filing fees) paid in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statement of Operations.

D.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   19

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

E.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to the fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F.  Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

G.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2010, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class C	Class R2
0.25%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2010, the Distributor did not retain any fees.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C, Class R2 and Select Class Shares and 0.05% of the average daily net assets of Class R5 shares.

20   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.75%	1.40%	1.00%	0.55%	0.60%

The contractual expense limitation agreement was in effect for the period ended August 31, 2010. The contractual expense limitation percentages in the table above are in place until at least June 30, 2011.

For the period ended August 31, 2010, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$52	$18	$29	$99	$237

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fee charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the period ended August 31, 2010 was less than $1,000.

G.  Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral Management fees on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2010, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended August 31, 2010, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   21

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

4. Investment Transactions

During the period ended August 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$144,811	$27,984

During the period ended August 31, 2010, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2010, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$122,150	$1,949	$79	$1,870

6. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The J.P. Morgan Investor Funds, which are affiliated funds of funds, own 51.2% in the aggregate of the net assets of the Fund.

Additionally, the Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap contracts.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Fund. The ISDA agreements with certain counterparties allow the Fund and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.B.

22   J.P. MORGAN INCOME FUNDS        AUGUST 31, 2010

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010	Annualized Expense Ratio
Inflation Managed Bond Fund
Class A
Actual*	$1,000.00	$1,031.30	$3.19	0.75%
Hypothetical**	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	1,028.50	5.95	1.40
Hypothetical**	1,000.00	1,018.15	7.12	1.40
Class R2
Actual*	1,000.00	1,030.10	4.25	1.00
Hypothetical**	1,000.00	1,020.16	5.09	1.00
Class R5
Actual*	1,000.00	1,032.20	2.34	0.55
Hypothetical**	1,000.00	1,022.43	2.80	0.55
Select Class
Actual*	1,000.00	1,031.80	2.56	0.60
Hypothetical**	1,000.00	1,022.18	3.06	0.60

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual period). Commencement of operations was March 31, 2010.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2010        J.P. MORGAN INCOME FUNDS   23

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-IMB-810

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2010 (Unaudited)

JPMorgan Tax Aware High Income Fund

CONTENTS

CEO’s Letter	1
A Message from Gary J. Madich	2
Fund Commentary	3
Schedule of Portfolio Investments	6
Financial Statements	14
Financial Highlights	20
Notes to Financial Statements	22
Schedule of Shareholder Expenses	30
Board Approval of Investment Advisory Agreement	31

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER
SEPTEMBER 17, 2010 (Unaudited)

Dear Shareholder:

Earlier this year, investors embraced signs that Wall Street finally seemed to be on the mend. The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.

“The economy appeared to be recovering, with improvements in housing starts, industrial production, and productivity growth all suggesting that the economy was coming out of recession.”

These positive developments helped the U.S. stock market maintain the strong momentum it had enjoyed since March 2009. But in April 2010, investors received a painful reminder of just how sensitive the markets continue to be to the health of the economy. A wave of discouraging U.S. economic data, compounded by the global economic crisis and a rapidly accelerating Chinese economy, cast doubt on the recovery, resulting in heightened volatility and a major market correction.

Today, the market continues to be sensitive to signs of soft economic growth, including ongoing consumer deleveraging, a still-troubled global financial system, and a weak housing market. However, we are encouraged by the recent release of positive economic data, including rising corporate profits, which are now within striking distance of their all-time high set in 2007.

Investors’ aversion to risk drive yields to record lows

A combination of near-zero official policy rates, central bank bond purchases, investor aversion to risk, and concerns over economic recovery have driven U.S. Treasury yields to historic lows. The yield on 30-year U.S. Treasury bond yields dropped from 4.6% to 3.5%, the benchmark 10-year U.S. Treasury bond yields declined from 3.6% to 2.5%, and the two-year U.S. Treasury note dipped from 0.8% to 0.5% as of the six-month reporting period ending August 31st, 2010.

Equities start strong, but end on a discouraging note

While U.S. equity indices started the reporting period strong, slow U.S. domestic growth and deflation fears began to draw investors away from equities in April, as many rotated into the safety of U.S. Treasuries and gold. By August, equity investors had clearly taken a summer vacation, and stocks limped to their worst August since 2001. The Standard & Poor’s 500 Index closed at 1,049 on August 31st, 2010, posting a decline of 4.0% from February 26th, 2010.

An important perspective on recovery

Recently, when testifying to Congress about the state of the economy, Federal Reserve Chairman Ben Bernanke described the outlook as being “unusually uncertain.” I suspect most investors would agree with this outlook. Depending on whether you choose to look at the lackluster economy, the sharp revival in corporate profits, or the volatile markets, you can paint three very different pictures of the investment environment.

Regardless of how you view the environment however, we believe it’s important to refrain from making emotional investment decisions based on what may have happened over the past decade, or what you think may lie ahead. Certainly, timing any reacceleration in economic growth can be very difficult, as the economy remains vulnerable to a number of risks that could lead to a relapse. Thus, as the economy slowly moves through the difficult waters of recovery, we believe investors should take a balanced approach to investing, and try to remain as broadly diversified as possible.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued confidence. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
CEO-Investment Management Americas
J.P. Morgan Asset Management

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   1

A MESSAGE FROM GARY J. MADICH
Global Chief Investment Officer for J.P. Morgan Asset Management’s Global Fixed Income Group
OCTOBER 21, 2010 (Unaudited)

With the recent market turmoil still fresh in the minds of many investors, new assets have poured into bond funds since the market bottomed in March 2009. Investors seem to be drawn to the perception of bonds’ relative safety versus other investments, likely a reaction to the sharp decline in stock prices in 2008 and early 2009 and the general uncertainty prevalent in today’s marketplace. While we believe that bonds play an essential role in any well-diversified portfolio, we would like to take this opportunity to remind you about the risks associated with bond funds and the importance of diversification.

Bond prices generally decrease as interest rates rise and increase as interest rates fall. Currently, interest rates are at very low levels and most fixed income portfolios would be negatively impacted in an environment where interest rates may increase, as the fixed income securities held in the portfolios would likely decrease in value. This is a broad risk that applies to most portfolios of bonds across the spectrum of the fixed income market. Bond portfolios comprised mostly of municipal bonds share this risk and also carry other risks specific to the nature of their asset class.

The ability of states and municipalities to repay their debt could be hindered by unfavorable local economic or political events, a risk that has garnered recent attention as many states have seen their growing budget deficit challenges become the topic of newspaper headlines. Acknowledging the challenges that are facing many states and municipalities, our municipal and tax free funds have maintained their bias towards bonds with high credit quality and sectors that have historically demonstrated lower volatility.

While we certainly believe that municipal bonds are a valuable tool for many investors, the risks associated with these investments serve as a stark reminder about the importance of a well-diversified portfolio. As an investor, the best way to guard against any type of risk is to proactively build a well-diversified portfolio, a portfolio that is able to withstand and benefit from a variety of future outcomes.

On behalf of the Fund’s fixed income portfolio management team,

Gary J. Madich

2   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.10%
Barclays Capital Municipal Bond Index	5.42%

Net Assets as of 8/31/2010 (In Thousands)	$17,565
Duration	6.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

HOW DID THE MARKET PERFORM?

Strong corporate earnings buoyed investor sentiment early in the reporting period, as investors’ appetite for risk continued to recover following the March 2009 market bottom. Credit spreads initially narrowed but finished the reporting period modestly wider as risk aversion returned to the market in late April 2010 amid the threat of systemic fallout from Europe’s debt crisis (generally, when credit spreads of a particular group of securities narrow, prices rise, yields fall and total returns increase relative to comparable-duration U.S. Treasuries). Additionally, concerns about slowing growth in China and disappointing U.S. economic data led many investors to question the strength and sustainability of the recovery. As a result, investors sought haven in U.S. Treasuries, sending their prices higher and yields sharply lower, with the yield for the 10-Year U.S. Treasury note falling below 3.00% for the first time since April 2009, while the yield for 2-Year notes fell to an historical low.

Yields also fell to historical lows in the tax-free fixed income market, which experienced large asset inflows and a favorable supply/demand environment. New debt issuance in the tax-free market continued to decline and was significantly lower when viewed without Build America Bonds (BABS), which remained a large portion of new issuance during the reporting period. BABS were created in the federal government’s stimulus plan that was passed in early 2009. These are taxable municipal bonds, in which the federal government rebates back 35% of the interest cost to the issuing entity. Pre-refunded (bonds that are secured with U.S. government securities) underperformed the broad municipal market while revenue bonds (municipal bonds that repay bondholders with revenues generated by the purpose of the bonds) outperformed.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

On an absolute basis and relative to the Barclays Capital Municipal Bond Index (the “Benchmark”), duration was the main driver of performance for the Fund’s municipal bonds. Across most sectors and ratings segments, the Fund’s municipal bonds with longer duration outperformed, while the Fund’s municipal bonds with shorter duration underperformed. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with shorter duration will experience a smaller increase/drop in price as interest rates go down/up versus bonds with longer duration. Overall, the Fund had a shorter duration than the Benchmark, which hurt its relative performance as rates declined during the reporting period.

During the period, approximately 80% of the Fund’s assets were invested in municipal securities, while the remainder was invested in taxable high yield securities, mainly leveraged loans. The municipal securities in the portfolio outperformed the taxable high yield securities for the reporting period. Within the municipal securities portion of the Fund, the underweight to pre-refunded bonds helped offset the negative impact from the Fund’s shorter duration given that pre-refunded bonds underperformed the Benchmark. With respect to the investments in taxable securities, investments in the capital goods, consumer cyclical and energy sectors were among the strongest performers, while those in the communications, technology and utilities sectors were among the weakest performers.

HOW WAS THE FUND POSITIONED?

The Fund’s investments remained diversified among various sectors, including both high-grade and high-yield securities. Sector allocations were determined by input from analyst teams organized by sector that assess relative value and risk, among other factors. The Fund’s portfolio managers did not significantly adjust the portfolio during the reporting period and its investment allocation was maintained at approximately 80% in municipal securities and 20% in taxable securities.

Within the municipal allocation, the Fund continued to emphasize yield sectors, particularly the housing sector and was underweight lower-yielding bonds, such as pre-refunded bonds. The taxable portion of the Fund was primarily invested in leveraged loans, which included instruments that traded at a discount, possessed protective covenants, were secured by collateral estimated to exceed the par value of the loan, and possessed floating rate coupons that the Fund’s portfolio managers believed could prove beneficial in a rising interest rate environment.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY
SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited) (continued)

PORTFOLIO COMPOSITION***

Municipal Bonds	80.2%
Loan Participations & Assignments	16.0
Corporate Bonds	1.9
Common Stocks	0.4
Short-Term Investment	1.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of August 31, 2010. The Fund’s composition is subject to change.

4   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2010

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	9/17/07
Without Sales Charge		5.06%	11.27%	6.21%
With Sales Charge**		1.11	7.15	4.84
CLASS C SHARES	9/17/07
Without CDSC		4.80	10.64	5.66
With CDSC***		3.80	9.64	5.66
SELECT CLASS SHARES	9/17/07	5.10	11.37	6.30

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/10)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index and the Lipper General Municipal Debt Funds Index from September 17, 2007 to August 31, 2010. The performance of the Lipper General Municipal Debt Funds Index reflects an initial investment at the end of month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital Municipal Bond Index and the Barclays Capital High Yield Municipal Bond Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The performance of the Lipper General Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   5

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 1.9%
	Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
100	Seminole Hard Rock Entertainment, Inc., VAR, 3.037%, 03/15/14 (e)	88
	Industrials — 0.6%
	Road & Rail — 0.6%
100	Quality Distribution LLC/QD Capital Corp., 10.000%, 06/01/13 (f) (i)	100
	Materials — 0.8%
	Chemicals — 0.3%
52	Lyondell Chemical Co., 11.000%, 05/01/18	56
	Containers & Packaging — 0.5%
100	Constar International, Inc., VAR, 3.751%, 02/15/12	85
	Total Materials	141
	Total Corporate Bonds (Cost $349)	329
Municipal Bonds — 79.8% (t)
	Alaska — 0.9%
	Other Revenue — 0.9%
170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/14	165
	Arizona — 8.7%
	Education — 2.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	338
65	Pima County IDA, American Charter Schools Foundation, Class A, Rev., 5.125%, 07/01/15	66
		404
	General Obligation — 1.4%
190	City of Phoenix, Series A, GO, 6.250%, 07/01/17	245
	Prerefunded — 1.4%
200	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	239
	Water & Sewer — 3.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	640
	Total Arizona	1,528
	Arkansas — 2.1%
	Housing — 1.1%
180	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	193
	Special Tax — 1.0%
170	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/15	180
	Total Arkansas	373
	California — 5.5%
	General Obligation — 1.7%
200	California School Facilities Financing Authority, Rev., GO, AGM, Zero Coupon, 08/01/30	64
100	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	57
150	Rancho Santiago Community College District, GO, AGM, 5.125%, 09/01/28	169
		290
	Hospital — 0.6%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/17	105
	Housing — 0.4%
65	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 06/01/16	69
	Prerefunded — 2.8%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	280
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	220
		500
	Total California	964
	Colorado — 1.8%
	General Obligation — 0.5%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	94
	Housing — 0.8%
130	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	141
	Transportation — 0.5%
80	E-470 Public Highway Authority, Series B-2, Rev., NATL-RE, 5.000%, 09/02/11	83
	Total Colorado	318

SEE NOTES TO FINANCIAL STATEMENTS.

6   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Delaware — 0.6%
	Housing — 0.6%
105	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 07/01/17	109
	District of Columbia — 1.2%
	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/19	110
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/16	109
	Total District of Columbia	219
	Florida — 3.2%
	Housing — 1.2%
200	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/19	219
	Other Revenue — 2.0%
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/20	121
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE, FGIC, 5.000%, 11/01/11	104
100	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	128
		353
	Total Florida	572
	Georgia — 1.3%
	Other Revenue — 0.7%
100	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	117
	Utility — 0.6%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	108
	Total Georgia	225
	Hawaii — 0.7%
	General Obligation — 0.7%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/19	117
	Illinois — 3.3%
	Education — 0.7%
100	Illinois Finance Authority, Series B, Rev., 5.500%, 07/01/18	116
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/20	143
	Housing — 0.0% (g)
10	City of Chicago, Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.200%, 06/01/22	10
	Transportation — 1.8%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	314
	Total Illinois	583
	Iowa — 0.6%
	Housing — 0.6%
100	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/19	109
	Kansas — 3.8%
	Hospital — 1.3%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16	230
	Housing — 0.6%
90	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/17	97
	Water & Sewer — 1.9%
300	City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	337
	Total Kansas	664
	Kentucky — 0.6%
	Housing — 0.6%
100	Kentucky Housing Corp., Series A, Rev., 5.000%, 07/01/19	110
	Louisiana — 1.6%
	Housing — 0.5%
50	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	55
30	Jefferson Parish Finance Authority, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.400%, 06/01/17	31
		86
	Other Revenue — 0.5%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/20	85

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.6%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	111
	Total Louisiana	282
	Maryland — 0.6%
	Transportation — 0.6%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	106
	Massachusetts — 6.7%
	Education — 3.0%
325	Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	407
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	114
		521
	Industrial Development Revenue/Pollution Control Revenue — 0.8%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/15	151
	Transportation — 2.2%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	380
	Water & Sewer — 0.7%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	120
	Total Massachusetts	1,172
	Michigan — 0.3%
	General Obligation — 0.3%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/14	48
	Minnesota — 1.2%
	Hospital — 1.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	207
	Mississippi — 1.6%
	Other Revenue — 1.6%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	112
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/30	174
	Total Mississippi	286
	Missouri — 3.4%
	Housing — 0.5%
75	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/14	79
	Other Revenue — 0.3%
50	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	50
	Transportation — 2.6%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	464
	Total Missouri	593
	Montana — 1.9%
	Housing — 1.3%
210	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 06/01/15	223
	Other Revenue — 0.6%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	104
	Total Montana	327
	New Hampshire — 0.7%
	Other Revenue — 0.7%
100	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	128
	New Jersey — 3.1%
	Other Revenue — 1.1%
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/17	196
	Special Tax — 2.0%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	344
	Total New Jersey	540
	New Mexico — 0.2%
	Housing — 0.2%
25	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19	28
	New York — 2.4%
	Education — 1.3%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	231

SEE NOTES TO FINANCIAL STATEMENTS.

8   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 1.1%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	201
	Total New York	432
	North Carolina — 2.9%
	Education — 0.8%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 04/01/20	147
	Housing — 1.6%
260	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	274
	Utility — 0.5%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13	81
	Total North Carolina	502
	Ohio — 4.3%
	General Obligation — 0.7%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	124
	Hospital — 0.3%
65	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 10/04/10 (f) (i)	47
	Housing — 1.5%
250	Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/18	265
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	85
	Other Revenue — 1.3%
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Class A, Rev., 5.000%, 06/01/17	125
100	Franklin County Health Care Improvement, Presbyterian Services, Class A, Rev., 5.000%, 07/01/15	103
		228
	Total Ohio	749
	Oregon — 2.3%
	Education — 0.5%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/14	79
	General Obligation — 1.2%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	190
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	25
		215
	Other Revenue — 0.6%
100	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Class B, Rev., AMT, 5.000%, 01/01/20	107
	Total Oregon	401
	Pennsylvania — 1.5%
	Education — 0.4%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	74
	Other Revenue — 0.3%
50	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18	52
	Resource Recovery — 0.8%
140	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., AGM, 5.000%, 12/01/13	144
	Total Pennsylvania	270
	Rhode Island — 0.5%
	Housing — 0.5%
85	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 10/04/10	86
	Texas — 8.4%
	Education — 1.3%
100	Texas A&M University, Series A, Rev., 5.000%, 07/01/25	122
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20	103
		225
	General Obligation — 3.4%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.000%, 08/01/15	112
80	Fort Bend County, GO, 5.250%, 03/01/18	91
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	395
		598

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 1.2%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	199
	Housing — 0.8%
135	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	146
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	108
	Prerefunded — 0.1%
30	City of Houston TX, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	16
	Utility — 1.0%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	70
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	107
		177
	Total Texas	1,469
	Washington — 0.8%
	General Obligation — 0.8%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	146
	Wisconsin — 1.1%
	Private Placement — 1.1%
200	Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (f) (i)	200
	Total Municipal Bonds (Cost $13,162)	14,028

SHARES
Common Stocks — 0.4%
	Materials — 0.4%
	Chemicals — 0.4%
2	LyondellBasell Industries N.V., (Netherlands), Class A (a)	41
2	LyondellBasell Industries N.V., (Netherlands), Class B (a)	37
	Total Common Stocks (Cost $63)	78

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — 16.0%
		Consumer Discretionary — 6.1%
		Auto Components — 0.7%
		Remy, 1st Lien Term Loan,
81		5.898%, 12/06/13	80
3		6.033%, 12/06/13	3
41		6.038%, 12/06/13	40
			123
		Automobiles — 0.5%
		Ford Motor Co., Term Loan B,
40		3.030%, 12/15/13	38
5		3.030%, 12/15/13	5
46		3.030%, 12/15/13	45
			88
		Diversified Consumer Services — 0.2%
		Ati Acquisition Co., Term Loan B,
40		8.250%, 12/31/14	38
—	(h)	8.250%, 12/31/14	—	(h)
			38
		Gaming — 0.5%
95		HSP Gaming, LP, Term Loan, 11.250%, 09/23/14	91
		Hotels, Restaurants & Leisure — 0.6%
		CCM Merger, Inc., Term Loan B,
92		8.500%, 07/13/12	91
9		8.500%, 07/13/12	9
			100
		Media — 2.6%
148		Cengage Learning Acquisitions, Term Loan, 3.030%, 07/03/14	131
16		High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	15
		Media General, Inc., Term Loan,
16		4.526%, 03/29/13	14
44		4.549%, 03/29/13	40
59		Newport Television LLC, Term Loan, 9.000%, 09/14/16	58
		R.H. Donnelley, Inc., Exit Term Loan,
5		9.000%, 10/24/14	5
40		9.000%, 10/24/14	35
42		9.000%, 10/24/14	36
		Univision Communications, Inc., 1st Lien Term Loan,
9		2.510%, 09/29/14	8
139		2.510%, 09/29/14	119
			461

SEE NOTES TO FINANCIAL STATEMENTS.

10   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
		Specialty Retail — 0.5%
100		Claire’s Stores, Term Loan B, 3.049%, 05/29/14	86
		Textiles, Apparel & Luxury Goods — 0.5%
95		Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	95
		Total Consumer Discretionary	1,082
		Consumer Staples — 0.6%
		Household Products — 0.6%
		Spectrum Brands, Inc., Term Loan,
66		8.000%, 06/16/16	67
44		8.000%, 06/16/16	44
		Total Consumer Staples	111
		Energy — 0.5%
		Oil, Gas & Consumable Fuels — 0.5%
89		Western Refining, Inc., Term Loan, 10.750%, 05/30/14	85
		Financials — 0.9%
		Diversified Financial Services — 0.9%
138		Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/11	113
		CIT Group, Inc., Tranche 3 Term Loan,
3		6.250%, 07/27/15	3
1		6.250%, 07/27/15	1
5		6.250%, 07/27/15	5
3		6.250%, 07/27/15	3
14		6.250%, 07/27/15	14
4		6.250%, 07/27/15	5
10		6.250%, 07/27/15	10
		Total Financials	154
		Health Care — 0.9%
		Health Care Providers & Services — 0.9%
3		Community Health Systems, Inc., Delayed Draw, 2.549%, 07/25/14	3
		Community Health Systems, Inc., Term Loan,
—	(h)	2.510%, 07/25/14	—	(h)
56		2.549%, 07/25/14	53
100		Vanguard Health Systems, Term Loan B, 5.000%, 01/15/16	98
		Total Health Care	154
		Industrials — 1.4%
		Airlines — 0.5%
		Delta Airlines, Inc., 1st Lien Credit Linked Deposit,
13		2.244%, 04/30/12	12
2		2.260%, 04/30/12	2
83		2.279%, 04/30/12	79
			93
		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien, Synthetic Credit Facility, 0.433%, 02/07/14	3
		Jacuzzi Brands, Inc., 1st Lien, Term Loan B,
—	(h)	2.639%, 02/07/14	—	(h)
45		2.725%, 02/07/14	37
			40
		Commercial Services & Supplies — 0.4%
		Clarke American Corp., Term Loan B,
32		2.760%, 06/30/14	27
29		2.760%, 06/30/14	25
16		2.760%, 06/30/14	13
13		3.033%, 06/30/14	11
			76
		Electrical Equipment — 0.3%
		Generac Power Systems, Term Loan B,
35		2.812%, 11/10/13	32
13		3.033%, 11/10/13	12
			44
		Total Industrials	253
		Information Technology — 1.3%
		Communications Equipment — 0.8%
149		Avaya, Inc., Term Loan B, 3.058%, 10/26/14	130
		IT Services — 0.1%
		First Data Corp., Initial Tranche B-3,
1		3.010%, 09/24/14	1
22		3.014%, 09/24/14	19
			20
		Semiconductors & Semiconductor Equipment — 0.4%
78		Freescale Semiconductor, Inc., Extended Term Loan, 4.562%, 11/29/13	70
		Total Information Technology	220
		Materials — 1.4%
		Chemicals — 0.1%
		Styron LLC, Term Loan,
20		7.500%, 07/10/16	20
—	(h)	7.500%, 07/10/16	—	(h)
			20

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Diversified Manufacturing — 0.2%
36	BOC Edwards, 1st Priority Lien, 2.260%, 05/31/14	32
	Paper & Forest Products — 1.1%
100	Abitibi, Inc., Term Loan, 11.000%, 03/31/12	97
100	Ainsworth Lumber Ltd., Term Loan B, 5.313%, 06/26/14	94
		191
	Total Materials	243
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
121	Time Warner Telecom, Term Loan B, 2.020%, 01/07/13	117
	Utilities — 2.2%
	Independent Power Producers & Energy Traders — 2.2%
83	Calpine Corp., 1st Priority Lien, 3.415%, 03/29/14	79
125	New Development (Calpine), Term Loan, 7.000%, 07/03/17	126
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, 2.000%, 02/01/13	43
66	NRG Energy, Inc. (Opco), Term Loan B, 2.033%, 02/01/13	64
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
97	3.795%, 10/10/14	74
1	4.033%, 10/10/14	—	(h)
	Total Utilities	386
	Total Loan Participations & Assignments (Cost $2,792)	2,805

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
255	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (m) (Cost $255)	255
	Total Investments — 99.6% (Cost $16,621)	17,495
	Other Assets in Excess of Liabilities — 0.4%	70
	NET ASSETS — 100.0%	$17,565

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC—	Insured by Assured Guaranty Corp.

AGM—	Insured by Assured Guaranty Municipal Corp.

AMBAC—	Insured by American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

COLL—	Collateral

EDA—	Economic Development Authority

FGIC—	Insured by Financial Guaranty Insurance Co.

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

IBC—	Insured Bond Certificates

IDA—	Industrial Development Authority

NATL—	Insured by National Public Finance Guarantee Corp.

PSF—	Permanent School Fund

RE—	Reinsured

Rev.—	Revenue

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2010.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $347,000 which amounts to 2.0% of total investments.

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)—	The rate shown is the current yield as of August 31, 2010.

(m)—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

12   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   13

STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2010 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund
ASSETS:
Investments in non-affiliates, at value	$17,240
Investments in affiliates, at value	255
Total investment securities, at value	17,495
Cash	7
Receivables:
Investment securities sold	56
Fund shares sold	1
Interest and dividends	172
Due from Advisor	10
Total Assets	17,741

LIABILITIES:
Payables:
Dividends	7
Investment securities purchased	86
Fund shares redeemed	2
Accrued liabilities:
Shareholder servicing fees	2
Distribution fees	2
Custodian and accounting fees	13
Trustees’ and Chief Compliance Officer’s fees	—	(a)
Professional fees	53
Other	11
Total Liabilities	176
Net Assets	$17,565

SEE NOTES TO FINANCIAL STATEMENTS.

14   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

Tax Aware High Income Fund
NET ASSETS:
Paid in capital	$16,724
Accumulated undistributed (distributions in excess of) net investment income	1
Accumulated net realized gains (losses)	(34)
Net unrealized appreciation (depreciation)	874
Total Net Assets	$17,565

NET ASSETS:
Class A	$3,169
Class C	2,209
Select Class	12,187
Total	$17,565

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	301
Class C	210
Select Class	1,158

Net Asset Value:
Class A — Redemption price per share	$10.53
Class C — Offering price per share (b)	10.52
Select Class — Offering and redemption price per share	10.52
Class A maximum sales charge	3.75%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$10.94

Cost of investments in non-affiliates	$16,366
Cost of investments in affiliates	255

(a)	Amount rounds to less than $1,000.

(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   15

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2010 (Unaudited)

(Amounts in thousands)

Tax Aware High Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$413
Dividend income from affiliates	1
Total investment income	414

EXPENSES:
Investment advisory fees	29
Administration fees	8
Distribution fees:
Class A	3
Class C	7
Shareholder servicing fees:
Class A	3
Class C	2
Select Class	15
Custodian and accounting fees	17
Professional fees	41
Trustees’ and Chief Compliance Officer’s fees	— (a)
Printing and mailing costs	10
Registration and filing fees	23
Transfer agent fees	3
Other	3
Total expenses	164
Less amounts waived	(48)
Less earnings credits	— (a)
Less expense reimbursements	(64)
Net expenses	52
Net investment income (loss)	362

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(24)
Change in net unrealized appreciation (depreciation) of investments in non-affiliates	491
Net realized/unrealized gains (losses)	467
Change in net assets resulting from operations	$829

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$362	$503
Net realized gain (loss)	(24)	10
Change in net unrealized appreciation (depreciation)	491	1,293
Change in net assets resulting from operations	829	1,806

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(64)	(35)
Class C
From net investment income	(39)	(30)
Select Class
From net investment income	(268)	(437)
Total distributions to shareholders	(371)	(502)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	2,037	3,587

NET ASSETS:
Change in net assets	2,495	4,891
Beginning of period	15,070	10,179
End of period	$17,565	$15,070
Accumulated undistributed (distributions in excess of) net investment income	$1	$10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   17

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund
	Six Months Ended 8/31/2010 (Unaudited)	Year Ended 2/28/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,479	$2,310
Dividends and distributions reinvested	37	27
Cost of shares redeemed	(479)	(613)
Change in net assets from Class A capital transactions	$1,037	$1,724
Class C
Proceeds from shares issued	$890	$1,397
Dividends and distributions reinvested	29	23
Cost of shares redeemed	(287)	(315)
Change in net assets from Class C capital transactions	$632	$1,105
Select Class
Proceeds from shares issued	$212	$538
Dividends and distributions reinvested	262	433
Cost of shares redeemed	(106)	(213)
Change in net assets from Select Class capital transactions	$368	$758

Total change in net assets from capital transactions	$2,037	$3,587

SHARE TRANSACTIONS:
Class A
Issued	144	232
Reinvested	4	3
Redeemed	(47)	(63)
Change in Class A Shares	101	172
Class C
Issued	86	141
Reinvested	3	2
Redeemed	(28)	(32)
Change in Class C Shares	61	111
Select Class
Issued	21	53
Reinvested	25	44
Redeemed	(10)	(21)
Change in Select Class Shares	36	76

SEE NOTES TO FINANCIAL STATEMENTS.

18   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2010 (Unaudited)	$10.25	$0.23	(e)	$0.28	$0.51	$(0.23)
Year Ended February 28, 2010	9.15	0.40	(e)	1.10	1.50	(0.40)
Year Ended February 28, 2009	9.59	0.42	(e)	(0.44)	(0.02)	(0.42)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

Class C
Six Months Ended August 31, 2010 (Unaudited)	10.24	0.20	(e)	0.29	0.49	(0.21)
Year Ended February 28, 2010	9.15	0.35	(e)	1.09	1.44	(0.35)
Year Ended February 28, 2009	9.59	0.37	(e)	(0.44)	(0.07)	(0.37)
September 17, 2007 (f) through February 29, 2008	10.00	0.17	(e)	(0.41)	(0.24)	(0.17)

Select Class
Six Months Ended August 31, 2010 (Unaudited)	10.24	0.23	(e)	0.29	0.52	(0.24)
Year Ended February 28, 2010	9.15	0.41	(e)	1.09	1.50	(0.41)
Year Ended February 28, 2009	9.59	0.43	(e)	(0.44)	(0.01)	(0.43)
September 17, 2007 (f) through February 29, 2008	10.00	0.19	(e)	(0.41)	(0.22)	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

20   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.53	5.06%	$3,169	0.65%	4.39%	2.12%	6%
10.25	16.62	2,052	0.65	4.05	2.42	25
9.15	(0.25)	255	0.65	4.38	2.69	15
9.59	(2.23)	1,013	0.65	4.21	4.59	8

10.52	4.80	2,209	1.15	3.89	2.62	6
10.24	15.98	1,521	1.15	3.54	2.93	25
9.15	(0.73)	349	1.15	3.89	3.30	15
9.59	(2.46)	176	1.15	3.76	5.23	8

10.52	5.10	12,187	0.55	4.48	1.87	6
10.24	16.62	11,497	0.55	4.18	2.24	25
9.15	(0.14)	9,575	0.55	4.52	2.51	15
9.59	(2.22)	9,582	0.55	4.31	4.51	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   21

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C and Select Class	Diversified

Effective February 28, 2010, the Fund changed from non-diversified to diversified.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$78	$—	$—	$78
Total Common Stocks	78	—	—	78
Debt Securities
Corporate Bonds
Consumer Discretionary	—	88	—	88
Industrials	—	—	100	100
Materials	—	141	—	141
Total Corporate Bonds	—	229	100	329
Municipal Bonds
Alaska
Other Revenue	—	165	—	165
Arizona
Education	—	404	—	404
General Obligation	—	245	—	245
Prerefunded	—	239	—	239
Water & Sewer	—	640	—	640
Total Arizona	—	1,528	—	1,528
Arkansas
Housing	—	193	—	193
Special Tax	—	180	—	180
Total Arkansas	—	373	—	373
California
General Obligation	—	290	—	290
Hospital	—	105	—	105
Housing	—	69	—	69
Prerefunded	—	500	—	500
Total California	—	964	—	964
Colorado
General Obligation	—	94	—	94
Housing	—	141	—	141
Transportation	—	83	—	83
Total Colorado	—	318	—	318
Delaware
Housing	—	109	—	109
District of Columbia
Other Revenue	—	219	—	219
Florida
Housing	—	219	—	219
Other Revenue	—	353	—	353
Total Florida	—	572	—	572
Georgia
Other Revenue	—	117	—	117
Utility	—	108	—	108
Total Georgia	—	225	—	225
Hawaii
General Obligation	—	117	—	117
Illinois
Education	—	116	—	116
General Obligation	—	143	—	143
Housing	—	10	—	10
Transportation	—	314	—	314
Total Illinois	—	583	—	583

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   23

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
Housing	$—	$109	$—	$109
Kansas
Hospital	—	230	—	230
Housing	—	97	—	97
Water & Sewer	—	337	—	337
Total Kansas	—	664	—	664
Kentucky
Housing	—	110	—	110
Louisiana
Housing	—	86	—	86
Other Revenue	—	85	—	85
Transportation	—	111	—	111
Total Louisiana	—	282	—	282
Maryland
Transportation	—	106	—	106
Massachusetts
Education	—	521	—	521
Industrial Development Revenue/Pollution Control Revenue	—	151	—	151
Transportation	—	380	—	380
Water & Sewer	—	120	—	120
Total Massachusetts	—	1,172	—	1,172
Michigan
General Obligation	—	48	—	48
Minnesota
Hospital	—	207	—	207
Mississippi
Other Revenue	—	286	—	286
Missouri
Housing	—	79	—	79
Other Revenue	—	50	—	50
Transportation	—	464	—	464
Total Missouri	—	593	—	593
Montana
Housing	—	223	—	223
Other Revenue	—	104	—	104
Total Montana	—	327	—	327
New Hampshire
Other Revenue	—	128	—	128
New Jersey
Other Revenue	—	196	—	196
Special Tax	—	344	—	344
Total New Jersey	—	540	—	540
New Mexico
Housing	—	28	—	28
New York
Education	—	231	—	231
Hospital	—	201	—	201
Total New York	—	432	—	432
North Carolina
Education	—	147	—	147
Housing	—	274	—	274
Utility	—	81	—	81
Total North Carolina	—	502	—	502

24   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
General Obligation	$—	$124	$—	$124
Hospital	—	—	47	47
Housing	—	265	—	265
Industrial Development Revenue/Pollution Control Revenue	—	85	—	85
Other Revenue	—	228	—	228
Total Ohio	—	702	47	749
Oregon
Education	—	79	—	79
General Obligation	—	215	—	215
Other Revenue	—	107	—	107
Total Oregon	—	401	—	401
Pennsylvania
Education	—	74	—	74
Other Revenue	—	52	—	52
Resource Recovery	—	144	—	144
Total Pennsylvania	—	270	—	270
Rhode Island
Housing	—	86	—	86
Texas
Education	—	225	—	225
General Obligation	—	598	—	598
Hospital	—	199	—	199
Housing	—	146	—	146
Industrial Development Revenue/Pollution Control Revenue	—	108	—	108
Prerefunded	—	16	—	16
Utility	—	177	—	177
Total Texas	—	1,469	—	1,469
Washington
General Obligation	—	146	—	146
Wisconsin
Private Placement	—	—	200	200
Total Municipal Bonds	—	13,781	247	14,028
Loan Participations & Assignments
Consumer Discretionary	—	1,082	—	1,082
Consumer Staples	—	111	—	111
Energy	—	85	—	85
Financials	—	154	—	154
Health Care	—	154	—	154
Industrials	—	253	—	253
Information Technology	—	220	—	220
Materials	—	243	—	243
Telecommunication Services	—	117	—	117
Utilities	—	386	—	386
Total Loan Participations & Assignments	—	2,805	—	2,805
Short-Term Investments
Investment Companies	255	—	—	255
Total Investments in Securities	$333	$16,815	$347	$17,495

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2010.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   25

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 08/31/10
Investments in Securities
Corporate Bonds — Industrials	$92	$—	$8	$—	(a)	$—	$—	$—	$100
Municipal Bond Ohio — Hospital	47	—	— (a)	—	(a)	—	—	—	47
Wisconsin — Private Placement	202	—	(2)	—		—	—	—	200
Total Municipal Bonds	249	—	(2)	—	(a)	—	—	—	247
Total	$341	$—	$6	$—	(a)	$—	$—	$—	$347

(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $6,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B.  Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of August 31, 2010 were approximately $347,000 and 2.0% respectively.

C.  Loan Participations and Assignments — The Fund invests in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

D.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

E.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

F.  Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

26   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

G. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2010, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2010, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge		CDSC
$—	(a)	$—

(a)	Amount rounds to less than $1,000.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   27

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2010 (Unaudited) (continued)

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Select Class
0.65%	1.15%	0.55%

The contractual expense limitation agreements were in effect for the six months ended August 31, 2010. The expense limitation percentages in the table above are in place until at least June 30, 2011.

For the six months ended August 31, 2010, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$29	$8	$11	$48	$64

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

There were no waivers resulting from investments in the money market funds for the period ended August 31, 2010.

G.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2010, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended August 31, 2010, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2010, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$3,267	$933

During the six months ended August 31, 2010, there were no purchases or sales of U.S. Government securities.

28   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2010, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,621	$989	$115	$874

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 16, 2010.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2010, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund had an affiliated shareholder that owned a significant portion of the Fund’s outstanding shares. Significant shareholder activity, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   29

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2010, and continued to hold your shares at the end of the reporting period, August 31, 2010.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2010	Ending Account Value, August 31, 2010	Expenses Paid During March 1, 2010 to August 31, 2010*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,050.60	$3.36	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65

Class C
Actual	1,000.00	1,048.00	5.94	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15

Select Class
Actual	1,000.00	1,051.00	2.84	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

30   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet as needed for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2010, at which the Trustees considered the continuation of the of the investment advisory agreement for the Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment subcommittees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment subcommittee reported to the full Board, which then considered the investment subcommittee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 18, 2010.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, considered and reviewed performance and other information received from the Advisor, on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information includes the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, the Trustees have engaged an independent consultant to report on the performance of the Fund at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and received and evaluated extensive materials from the Advisor, including, with respect to certain Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also have engaged an independent consultant to provide additional analyses of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisor and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to enhancements to the Advisor’s risk governance model in light of recent market turbulence and reports showing that the Advisor has consistently complied with the investment policies and restrictions of the Fund. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (continued)

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Advisor, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for J.P. Morgan Funds which had at least one full year of performance at the time of the review in a report

32   J.P. MORGAN TAX AWARE FUNDS        AUGUST 31, 2010

prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those J.P. Morgan Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted the Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2009 and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares were in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and second quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2010        J.P. MORGAN TAX AWARE FUNDS   33

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2010 All rights reserved. August 2010.	SAN-TAHI-810

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/_____________________________

Patricia A. Maleski

President and Principal Executive Officer

November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

Patricia A. Maleski

President and Principal Executive Officer

November 8, 2010

By:

/s/____________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 8, 2010